As filed with the Securities and Exchange Commission on December 22, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No.	107
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-04556

Amendment No.	108

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☒	On March 1, 2010 pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Prospectus March 1, 2010

Fund	Class	Ticker

Transamerica AEGON High Yield Bond	A	IHIYX
(formerly, Transamerica High Yield Bond)	B	INCBX
	C	INCLX
	I	THDIX

Transamerica Asset Allocation – Conservative Portfolio	A	ICLAX
	B	ICLBX
	C	ICLLX
	I	TACIX
	R	ICVRX

Transamerica Asset Allocation – Growth Portfolio	A	IAAAX
	B	IAABX
	C	IAALX
	I	TAGIX
	R	IGWRX

Transamerica Asset Allocation – Moderate Growth Portfolio	A	IMLAX
	B	IMLBX
	C	IMLLX
	I	TMGIX
	R	IMGRX

Transamerica Asset Allocation – Moderate Portfolio	A	IMOAX
	B	IMOBX
	C	IMOLX
	I	TMMIX
	R	IMDRX

Transamerica Balanced	A	IBALX
	B	IBABX
	C	IBLLX
	I	TBLIX

Transamerica Diversified Equity	A	TADAX
	B	TADBX
	C	TADCX
	I	TDEIX

Transamerica Equity	A	ITQAX
	B	ITQBX
	C	ITQLX
	I	TETYX
	T	IEQTX

Transamerica Flexible Income	A	IDITX
	B	IFLBX
	C	IFLLX
	I	TFXIX

Transamerica Focus (formerly, Transamerica Legg Mason	A	IALAX
Partners All Cap)	B	IACBX
	C	ILLLX
	I	TFOIX

Transamerica Growth Opportunities	A	ITSAX
	B	ITCBX
	C	ITSLX
	I	TGPIX

Transamerica Money Market	A	IATXX
	B	IBTXX
	C	IMLXX
	I	TAMXX

Transamerica Multi-Manager Alternative Strategies Portfolio	A	IMUAX
	C	IMUCX
	I	TASIX

Transamerica Multi-Manager International Portfolio	A	IMNAX
	B	IMNBX
	C	IMNCX
	I	TMUIX

Transamerica Short-Term Bond	A	ITAAX
	C	ITACX
	I	TSTIX

Transamerica Small/Mid Cap Value	A	IIVAX
	B	IIVBX
	C	IIVLX
	I	TSVIX

1

TRANSAMERICA AEGON HIGH YIELD BOND (FORMERLY, TRANSAMERICA HIGH YIELD BOND)

Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

2

Principal Investment Strategies: AEGON USA Investment Management, LLC (“AUIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets in high-yield/high-risk bonds (commonly known as “junk bonds”).

Junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality. AUIM’s strategy is to achieve yields as high as possible while managing risk. AUIM uses a “top-down/bottom-up” approach in managing the fund’s assets. The “top-down” approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of the fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decision regarding the fund’s portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its “bottom-up” analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund’s portfolio, as well as all potential acquisitions.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

3

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_______]	%
Worst Quarter:	[_______]	%

Average Annual Total Returns (periods ended December 31, 2009)1

1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes %	%	%
Return after taxes on distributions[3] %	%	%
Return after taxes on distributions and sale of fund shares[3] %	%	%
Class B (Return before taxes only)%	%	%
Class C (Return before taxes only)%	%	%
Class I (Return before taxes only)%	%	%
Merrill Lynch High Yield Cash Pay Index (reflects no deduction for fees, expenses, or taxes)%	%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	Class A commenced operations on June 14, 1985. Class B commenced operations on October 1, 1995. Class C commenced operations on November 11, 2002. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	AEGON USA Investment Management, LLC

Portfolio Managers:

Kevin Bakker, CFA, Portfolio Manager since 2007

Bradley J. Beman, CFA, CPA, Portfolio Manager since 1997

Benjamin D. Miller, CFA, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

TRANSAMERICA ASSET ALLOCATION – CONSERVATIVE PORTFOLIO

Investment Objective: Seeks current income and preservation of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (paid directly from your investment)

Class of Shares

	A	B	C	I	R

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I	R

Management fees	%	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None	%
Other expenses	%	%	%	%	%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)%		%	%	%	%
Total annual fund operating expenses[a]	%	%	%	%	%
Expense reduction[b]	%	%	%	%	%
Net operating expenses[a]	%	%	%	%	%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds’ fees and expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds’ fees and expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

5

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund seeks its investment objective by investing its assets in a combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, investments in underlying funds are expected to achieve a mix over time of approximately 35% of assets in equities and 65% of assets in fixed-income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary.

•	Allocation among the underlying funds is based on such things as diversification, general market outlooks, historical performance, current valuations, and other global economic factors.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying fund has its own investment objective and principal investment strategies. The “Underlying Funds” section of the Prospectus lists the underlying funds currently available for investment by the fund and provides a summary of their respective investment objectives and principal investment strategies.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net

6

assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section to the fund’s Prospectus identifies certain risks of each underlying fund.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_______]	%
Worst Quarter:	[_______]	%

Average Annual Total Returns (periods ended December 31, 2009)1

1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes %	%	%
Return after taxes on distributions[3] %	%	%
Return after taxes on distributions and sale of fund shares[3] %	%	%
Class B (Return before taxes only)%	%	%
Class C (Return before taxes only)%	%	%
Class I (Return before taxes only)%	%	%
Class R (Return before taxes only)%	%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)%	%	%
Dow Jones Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)%	%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

7

[2]

Class A and Class B commenced operations on March 1, 2002. Class C commenced operations on November 11, 2002. Class R commenced operations on June 15, 2006. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Portfolio Construction Manager:

Transamerica Asset Management, Inc.	Morningstar Associates, LLC

Portfolio Construction Team:

Jon Hale, CFA, Co-Portfolio Manager since 2006

Maciej Kowara, CFA, Co-Portfolio Manager since 2006

Jeff McConnell, CFA, Co-Portfolio Manager since 2006

Michael Stout, CFA, Co-Portfolio Manager since 2006

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Class R shares are intended for purchase by participants in certain retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans), and under the following conditions: Class R shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible retirement plans where Class R shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary). There is no minimum investment for Class R shares.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

TRANSAMERICA ASSET ALLOCATION - GROWTH PORTFOLIO

Investment Objective: Seeks long-term capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (paid directly from your investment)

Class of Shares

	A	B	C	I	R

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I	R

Management fees	%	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None	%
Other expenses	%	%	%	%	%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)%		%	%	%	%
Total annual fund operating expenses[a]	%	%	%	%	%
Expense reduction[b]	%	%	%	%	%
Net operating expenses[a]	%	%	%	%	%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e. underlying) funds’ fees and expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees, extraordinary expenses and acquired (i.e. underlying) funds’ fees and expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

9

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund seeks its investment objective by investing its assets in a combination of underlying Transamerica Funds (“underlying funds”).

•	Under normal circumstances, it expects to invest primarily in underlying funds that invest in equities.

•	Allocation among the underlying funds is based on such things as diversification, general market outlooks, historical performance, current valuations, and other global economic factors.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying fund has its own investment objective and principal investment strategies. The “Underlying Funds” section of the Prospectus lists the underlying funds currently available for investment by the fund and provides a summary of their respective investment objectives and principal investment strategies.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

10

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section to the fund’s Prospectus identifies certain risks of each underlying fund.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes %	%	%
Return after taxes on distributions[3] %	%	%
Return after taxes on distributions and sale of fund shares[3] %	%	%
Class B (Return before taxes only)%	%	%
Class C (Return before taxes only)%	%	%
Class I (Return before taxes only)%	%	%
Class R (Return before taxes only)%	%	%
Dow Jones Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses, or taxes)%	%	%

1

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

2

Class A and Class B commenced operations on March 1, 2002. Class C commenced operations on November 11, 2002. Class R commenced operations on June 15, 2006. Class I commenced operations on November 30, 2009.

3	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Portfolio Construction Manager:

Transamerica Asset Management, Inc.	Morningstar Associates, LLC

Portfolio Construction Team

Jon Hale, CFA, Co-Portfolio Manager since 2006

Maciej Kowara, CFA, Co-Portfolio Manager since 2006

Jeff McConnell, CFA, Co-Portfolio Manager since 2006

Michael Stout, CFA, Co-Portfolio Manager since 2006

11

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Class R shares are intended for purchase by participants in certain retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans), and under the following conditions: Class R shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible retirement plans where Class R shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary). There is no minimum investment for Class R shares.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

TRANSAMERICA ASSET ALLOCATION – MODERATE PORTFOLIO

Investment Objective: Seeks capital appreciation and current income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (paid directly from your investment)

Class of Shares

	A	B	C	I	R

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I	R

Management fees	%	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None	%
Other expenses	%	%	%	%	%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)%		%	%	%	%
Total annual fund operating expenses[a]	%	%	%	%	%
Expense reduction[b]	%	%	%	%	%
Net operating expenses[a]	%	%	%	%	%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds’ fees and expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds’ fees and expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

13

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund seeks its investment objective by investing its assets in a combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, investments in underlying funds are expected to achieve a mix over time of approximately 50% of assets in equities and 50% of assets in fixed-income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary.

•	Allocation among the underlying funds is based on such things as diversification, general market outlooks, historical performance, current valuations, and other global economic factors.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying fund has its own investment objective and principal investment strategies. The “Underlying Funds” section of the Prospectus lists the underlying funds currently available for investment by the fund and provides a summary of their respective investment objectives and principal investment strategies.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

14

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section to the fund’s Prospectus identifies certain risks of each underlying fund.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[______]	%
Worst Quarter:	[______]	%

Average Annual Total Returns (periods ended December 31, 2009)1

1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes %	%	%
Return after taxes on distributions[3] %	%	%
Return after taxes on distributions and sale of fund shares[3] %	%	%
Class B (Return before taxes only)%	%	%
Class C (Return before taxes only)%	%	%
Class I (Return before taxes only)%	%	%
Class R (Return before taxes only)%	%	%
Dow Jones Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)%	%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)%	%	%

1

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

2

Class A and Class B commenced operations on March 1, 2002. Class C commenced operations on November 11, 2002. Class R commenced operations on June 15, 2006. Class I commenced operations on November 30, 2009.

3	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

15

Management:

Investment Adviser:	Portfolio Construction Manager:

Transamerica Asset Management, Inc.	Morningstar Associates, LLC

Portfolio Construction Team:

Jon Hale, CFA, Co-Portfolio Manager since 2006

Maciej Kowara, CFA, Co-Portfolio Manager since 2006

Jeff McConnell, CFA, Co-Portfolio Manager since 2006

Michael Stout, CFA, Co-Portfolio Manager since 2006

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Class R shares are intended for purchase by participants in certain retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans), and under the following conditions: Class R shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible retirement plans where Class R shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary). There is no minimum investment for Class R shares.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

TRANSAMERICA ASSET ALLOCATION – MODERATE GROWTH PORTFOLIO

Investment Objective: Seeks capital appreciation with current income as a secondary objective.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (paid directly from your investment)

Class of Shares

	A	B	C	I	R

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I	R

Management fees	%	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None	%
Other expenses	%	%	%	%	%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)%		%	%	%	%
Total annual fund operating expenses[a]	%	%	%	%	%
Expense reduction[b]	%	%	%	%	%
Net operating expenses[a]	%	%	%	%	%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e. underlying) funds’ fees and expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees, extraordinary expenses and acquired (i.e., underlying) funds’ fees and expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
R	$	$	$	$

+      Examples for Class B shares assume conversion into Class A shares eight years after purchase.

17

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund seeks its investment objective by investing its assets in a combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, investments in underlying funds are expected to achieve a mix over time of approximately 70% of assets in equities and 30% of assets in fixed income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary.

•	Allocation among the underlying funds is based on such things as diversification, general market outlooks, historical performance, current valuations, and other global economic factors.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying fund has its own investment objective and principal investment strategies. The “Underlying Funds” section of the Prospectus lists the underlying funds currently available for investment by the fund and provides a summary of their respective investment objectives and principal investment strategies.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

18

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section to the fund’s Prospectus identifies certain risks of each underlying fund.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)[1]

1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes %	%	%
Return after taxes on distributions[3] %	%	%
Return after taxes on distributions and sale of fund shares[3] %	%	%
Class B (Return before taxes only)%	%	%
Class C (Return before taxes only)%	%	%
Class I (Return before taxes only)%	%	%
Class R (Return before taxes only)%	%	%
Dow Jones Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)%	%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)%	%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]

Class A and Class B commenced operations on March 1, 2002. Class C commenced operations on November 11, 2002. Class R commenced operations on June 15, 2006. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

19

Management:

Investment Adviser:	Portfolio Construction Manager:

Transamerica Asset Management, Inc.	Morningstar Associates, LLC

Portfolio Construction Team:

Jon Hale, CFA, Co-Portfolio Manager since 2006

Maciej Kowara, CFA, Co-Portfolio Manager since 2006

Jeff McConnell, CFA, Co-Portfolio Manager since 2006

Michael Stout, CFA, Co-Portfolio Manager since 2006

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Class R shares are intended for purchase by participants in certain retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans), and under the following conditions: Class R shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible retirement plans where Class R shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary). There is no minimum investment for Class R shares.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

TRANSAMERICA BALANCED

Investment Objective: Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)
Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example,

21

affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by primarily investing, under normal circumstances, in a combination of common stocks and high quality bonds with maturities of less than 30 years. The fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. TIM may shift portions held in bonds and stocks according to business and investment conditions. The fund will hold at least 25% of its assets in non-convertible fixed-income securities.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

The fund may invest in foreign securities, mortgage-backed securities and lower rated bonds. The fund may also invest in derivative securities, including futures, options and options on futures and swaps.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

22

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)[1]

1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes %	%	%
Return after taxes on distributions[3] %	%	%
Return after taxes on distributions and sale of fund shares[3] %	%	%
Class B (Return before taxes only)%	%	%
Class C (Return before taxes only)%	%	%
Class I (Return before taxes only)%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%	%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)%	%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	Class A commenced operations on December 2, 1994. Class B commenced operations on October 1, 1995. Class C commenced operations on November 11, 2002. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Note: Prior to May 28, 2004, a different sub-adviser managed this fund, it had a different investment objective, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

23

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead-Equity) since 1994

Greg D. Haendel, CFA, Portfolio Manager since 2008

Derek S. Brown, CFA, Portfolio Manager (Co-Fixed) since 2008

Edward S. Han, Portfolio Manager (Co-Equity) since 2005

John J. Huber, CFA, Portfolio Manager (Co-Equity) since 2005

Peter O. Lopez, Portfolio Manager (Co-Equity) since 2005

Erik U. Rollé, Portfolio Manager (Co-Equity) since 2005

Brian W. Westhoff, CFA, Portfolio Manager (Co-Fixed) since 2008

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

TRANSAMERICA DIVERSIFIED EQUITY

Investment Objective: Seeks to maximize capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)
Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:
Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example,

25

affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, generally invests, under normal circumstances, at least 80% of the fund’s net assets in domestic equity securities. The fund typically limits its holdings to fewer than 60 companies.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

TIM may invest in securities issued by companies of all sizes. Generally, however, TIM will invest in securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million at the time of investment. The fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods

26

compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The fund launched on November 13, 2009. The fund acquired the assets and assumed the liabilities of two Transamerica Funds and two Transamerica Premier Funds, including Transamerica Premier Diversified Equity Fund (the “predecessor fund”), on November 13, 2009, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of the reorganizations. In connection with the predecessor fund reorganization, former Investor Class shareholders of the predecessor fund received Class P shares of the fund. The performance of Class P shares of the fund includes the performance of the predecessor fund’s Investor Class shares prior to the reorganization.

The past performance information shown below is for Class P shares, which are not available through this prospectus. Although Class A, Class B, Class C and Class I shares would have similar annual returns to Class P shares because the classes are invested in the same portfolio of securities, the returns for Class A, Class B, Class C and Class I shares will vary from Class P shares to the extent that the classes do not have the same expenses. Performance information for Class A, Class B, Class C and Class I shares will be included after the share classes have been in operation for one complete calendar year.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class P Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)[1]
	1 Year	5 Years	10 Years or Life of Fund[2]

Class P
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	Class P commenced operations on November 13, 2009

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead) since 2009

Kirk R. Feldhus, Portfolio Manager (Co) since 2009

Thomas E. Larkin, III, Portfolio Manager (Co) since 2009

John D. Lawrence, CFA, Portfolio Manager (Co) since 2009

Peter O. Lopez, Portfolio Manager (Co) since 2009

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your

27

request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28

TRANSAMERICA EQUITY

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

	Class of Shares

	A	B	C	I	T*

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None	8.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I	T*

Management fees	%	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None	None
Other expenses	%	%	%	%	%
Total annual fund operating expenses	%	%	%	%	%
Expense reduction[a]	%	%	%	%	%
Net operating expenses	%	%	%	%	%

*	Not available to new investors.

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
T	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$
T	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

29

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, generally invests, under normal circumstances, at least 80% of the fund’s net assets in domestic common stocks. TIM uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

The fund may invest in other securities or use other investment strategies in pursuit of its investment objective. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

30

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes %	%	%
Return after taxes on distributions[3] %	%	%
Return after taxes on distributions and sale of fund shares[3] %	%	%
Class B (Return before taxes only)%	%	%
Class C (Return before taxes only)%	%	%
Class I (Return before taxes only)%	%	%
Class T (Return before taxes only)%	%	%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)%	%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]

Class A and Class B commenced operations on March 1, 2000. Class C commenced operations on November 11, 2002. Class T commenced operations on October 27, 2006. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead) since 2000

Edward S. Han, Portfolio Manager (Co) since 2005

John J. Huber, CFA, Portfolio Manager (Co) since 2005

Peter O. Lopez, Portfolio Manager (Co) since 2005

Erik U. Rollé, Portfolio Manager (Co) since 2005

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment

31

plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32

TRANSAMERICA FLEXIBLE INCOME

Investment Objective: Seeks to provide high total return through a combination of current income and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example,

33

affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, invests, under normal circumstances, at least 80% of the fund’s net assets in fixed-income securities. Fixed-income securities include: U.S. Government and foreign government bonds and notes (including emerging markets); mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations); corporate bonds of issuers in the U.S. and foreign countries (including emerging markets); convertible bonds and other convertible securities; bank loans and loan participations; structured notes; and preferred securities.

Under normal circumstances at least 50% of the value of the fund’s assets will be invested in (a) debt securities which have a rating within the four highest grades as determined by Moody’s Investors Services, Inc. (“Moody’s”) (“Aaa, Aa, A or Baa”) or Standard & Poor’s Corporation (“S&P”) (“AAA, AA, A or BBB”); (b) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (c); commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, Moody’s or A-1 or A-2 by S&P; or (d) cash or cash equivalents. Up to 50% of the value of the fund’s assets may be invested in other debt securities which are not rated by Moody’s or S&P or, if so rated, are not within the grades or ratings referred to above. The fund may engage in options and futures transactions, foreign currency transactions, and swap transactions. The fund may invest up to 20% of its total assets in equity securities, such as common stocks, rights, warrants or preferred stock. The fund may invest in securities of any maturity and does not have a target average duration.

The fund may use short-term trading as a means of managing its portfolio to achieve its investment objectives.

By virtue of short-term trading, the fund may engage in greater buying and selling activity than investment companies which are not permitted to employ such a policy in seeking their investment objectives. Such activity can result in greater costs of operation than is the case with other investment companies, and risks of loss in portfolio value could be greater. Accordingly, an investment in fund shares may be more speculative than an investment in shares of an investment company which cannot engage in short-term trading. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Securities may be sold without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices

34

fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Structured Instruments – The fund may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

35

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Class B (Return before taxes only)%		%	%
Class C (Return before taxes only)%		%	%
Class I (Return before taxes only)%		%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	Class A commenced operations on June 29, 1987. Class B commenced operations on October 1, 1995. Class C commenced operations on November 11, 2002. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Kirk J. Kim, Portfolio Manager (Lead) since 2008

Peter O. Lopez, Portfolio Manager (Lead) since 2008

Brian W. Westhoff, CFA, Portfolio Manager (Lead) since 2005

Derek S. Brown, CFA, Portfolio Manager (Co) since 2008

Greg D. Haendel, CFA, Portfolio Manager (Co) since 2008

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36

TRANSAMERICA FOCUS (FORMERLY, TRANSAMERICA LEGG MASON PARTNERS ALL CAP)

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example,

37

affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by primarily investing, under normal circumstances, in domestic equity securities that, in TIM’s opinion, are trading at a material discount to intrinsic value. TIM assesses intrinsic value primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The fund will generally invest in domestic equity securities of any size. The fund may also invest up to 10% of its assets in short sale positions. The fund may invest up to 20% of its assets in convertible and non-convertible high yield debt securities rated below investment grade.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual issuers against the context of broader market factors.

TIM seeks out U.S. companies showing strong potential for shareholder value creation, high barriers to competition, solid free cash flow generating ability, excellent capital allocation discipline and experienced management.

The fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities. In the event TIM is unable to identify sufficient investments that meet the fund’s criteria, the fund may maintain a balance in cash and cash equivalents that may range up to 40% of total assets. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

This fund is non-diversified.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the

38

events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The fund acquired the assets and assumed the liabilities of Transamerica Premier Focus (the “predecessor fund”) on November 13, 2009, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of the reorganization. In connection with the reorganization, former Investor Class shareholders of the predecessor fund received Class P shares of the fund. The performance of Class P shares of the fund includes the performance of the predecessor fund’s Investor Class shares prior to the reorganization.

The past performance information shown below is for Class P shares, which are not available through the prospectus. Although Class A, Class B, Class C and Class I shares would have similar annual returns to Class P shares because the classes are invested in the same portfolio of securities, the returns for Class A, Class B, Class C and Class I shares will vary from Class P shares to the extent that the classes do not have the same expenses. Performance information for Class A, Class B, Class C and Class I shares will be included after the share classes have been in operation for one complete calendar year.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class P Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years or Life of Fund[2]

Class P
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Russell 3000® Index[4] (reflects no deduction for fees, expenses, or taxes)%		%	%

1

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

2	Class P commenced operations on November 13, 2009.

39

3	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

4

This index served as the benchmark for the fund prior to November 13, 2009, at which time it was replaced with the Standard & Poor’s 500 Stock Index. This benchmark index change was made to more accurately reflect the principal strategies following the changes described in the Note below.

Note: Prior to November 13, 2009, the fund was named Transamerica Legg Mason Partners All Cap, and had a different sub-adviser, a different investment objective and used different investment strategies.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Edward S. Han, Portfolio Manager (Lead) since 2009

Kirk J. Kim, Portfolio Manager (Lead) since 2009

Joshua D. Shaskan, CFA, Portfolio Manager (Lead) since 2009

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

TRANSAMERICA GROWTH OPPORTUNITIES

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example,

41

affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, under normal circumstances, invests at least 65% of the fund’s assets in equity securities. A significant portion of the fund’s assets may be invested in the securities of companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase. TIM uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show strong potential for steady growth; high barriers to competition; and experienced management. TIM believes that companies with small- and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

The fund may invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest

42

rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Class B (Return before taxes only)%		%	%
Class C (Return before taxes only)%		%	%
Class I (Return before taxes only)%		%	%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	Class A and Class B commenced operations on March 1, 2000. Class C commenced operations on November 11, 2002. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

43

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Edward S. Han, Portfolio Manager (Lead) since 2005

John J. Huber, CFA, Portfolio Manager (Lead) since 2005

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44

TRANSAMERICA MONEY MARKET

Investment Objective: Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[b]

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

[b]

In order to avoid a negative yield, TAM or any of its affiliates may waive fees or reimburse expenses of one or more classes of the fund. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject in certain circumstances to reimbursement by the fund to TAM or its affiliates. There is no guarantee that the fund will be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

45

Principal Investment Strategies: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), invests the fund’s assets in the following high quality, short-term U.S. dollar-denominated money market instruments:

•	short-term corporate obligations, including commercial paper, notes and bonds

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

•	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	repurchase agreements involving any of the securities mentioned above

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s sub-adviser or Board of Trustees (where required by applicable regulations) will decide whether the security should be held or sold.

Principal Risks: An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, the fund could underperform other short-term debt instruments or money market funds, or you could lose money. The fund is subject to the following principal investment risks.

•

Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

•

Credit – An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline. Subordinated securities will be disproportionately affected by a default or downgrade.

•

Interest Rate – The interest rates on short-term obligations held in the fund’s portfolio will vary, rising or failing with short-term interest rates generally. The fund’s yield will tend to lag behind general changes in interest rates. The ability of the fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Yield Fluctuation – The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

46

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

7-DAY YIELD1
(as of October 31, 2009)
Class A = ____%

Class A Shares	Quarter Ended	Return

Best Quarter:	[_______]	%
Worst Quarter:	[_______]	%

Average Annual Total Returns (periods ended December 31, 2009)2

Return before Taxes	1 Year	5 Years	Life of Fund[3]

Class A	%	%	%
Class B	%	%	%
Class C	%	%	%
Class I

[1]	Call Customer Service (1-888-233-4339) for the current 7-day yield.

[2]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[3]	Class A and Class B commenced operations on March 1, 2002. Class C commenced operations on November 11, 2002. Class I commenced operations on November 30, 2009.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

47

TRANSAMERICA MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO

Investment Objective: Seeks long-term capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	C	I

Management fees	%	%	%
Distribution and service (12b-1) fees	%	%	None
Other expenses	%	%	%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)%		%	%
Total annual fund operating expenses[a]	%	%	%
Expense reduction[b]	%	%	%
Net operating expenses[c]	%	%	%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees, extraordinary expenses and acquired (i.e. underlying) funds’ fees and expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees, extraordinary expenses and acquired (i.e. underlying) funds’ fees and expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
C	$	$	$	$
I	$	$	$	$

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example,

48

affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund seeks its investment objective by investing its assets in a combination of underlying Transamerica Funds (“underlying funds”).

•	Under normal circumstances, the fund expects to invest primarily in underlying funds that use alternative investment strategies or invest in alternative asset classes, including but not limited to:

	•	Long-short and market-neutral strategies;

	•	Bear-market strategies;

	•	Tactical investment strategies (bond and/or equity);

	•	Foreign currency trading strategies;

	•	Real estate strategies;

	•	Commodities and/or natural resources and/or precious metals; and

	•	Non-core investments (such as micro-cap stocks, emerging markets equities, high-yield bonds and foreign bonds).

•	Allocation of assets among the underlying funds is intended to achieve moderate capital appreciation with limited volatility and correlation with the mainstream equity and bond markets.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying fund has its own investment objective and principal investment strategies. The “Underlying Funds” section of the Prospectus lists the underlying funds currently available for investment by the fund and provides a summary of their respective investment objectives and principal investment strategies.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – The portfolio construction manager allocates the fund’s assets among various underlying funds and/or exchange-traded funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability

49

and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs are one type of real estate security. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure, and the failure to quality as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section to the fund’s Prospectus identifies certain risks of each underlying fund.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

50

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)[1]
	1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Class C (Return before taxes only)%		%	%
Class I (Return before taxes only)%		%	%
Merrill Lynch 3-Month Treasury Bill + 3% Wrap Index (reflects no deduction for fees, expenses or taxes)%		%	%

1

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

2	Class A and Class C commenced operations on December 28, 2006. Class I commenced operations on November 30, 2009.

3	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Portfolio Construction Manager:

Transamerica Asset Management, Inc.	Morningstar Associates, LLC

Portfolio Construction Team:

Jon Hale, CFA, Co-Portfolio Manager since 2006

Michael Stout, CFA, Co-Portfolio Manager since 2006

Jeff McConnell, CFA, Co-Portfolio Manager since 2006

Maciej Kowara, CFA, Co-Portfolio Manager 2006

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

51

TRANSAMERICA MULTI-MANAGER INTERNATIONAL PORTFOLIO

Investment Objective: Seeks long-term capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)
Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	None
Other expenses	%	%	%	%
Acquired Fund Fees and Expenses (fees and expenses of underlying funds)%		%	%	%
Total annual fund operating expenses[a]	%	%	%	%
Expense reduction[b]	%	%	%	%
Net operating expenses[a]	%	%	%	%

[a]	Fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

[b]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses and acquired (i.e. underlying) fund’s fees and expenses.. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses and acquired (i.e. underlying) funds’ fees and expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

52

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund seeks its investment objective by investing its assets in a combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, the fund expects to invest primarily in underlying funds that invest in international (developed and emerging markets) equities. The underlying funds generally expect to be invested in more than three different countries.

•

Allocation of assets among the underlying funds is based on such things as diversification, general market outlooks (both domestic and global), historical performance, current valuations, and other global economic factors.

•	The fund may periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving the fund’s investment objective.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

Each underlying fund has its own investment objective and principal investment strategies. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund. The “Underlying Funds’ section of the Prospectus lists the underlying funds currently available for investment by the fund and provides a summary of their respective investment objectives and principal investment strategies.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Asset Allocation – The portfolio construction manager allocates the fund’s assets among various underlying funds and/or exchange-traded funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform other funds with a similar strategy.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

53

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section to the fund’s Prospectus identifies certain risks of each underlying fund.

Annual Total Returns (calendar year ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)[1]

	1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Class B (Return before taxes only)%		%	%
Class C (Return before taxes only)%		%	%
Class I (Return before taxes only)%		%	%
Morgan Stanley Capital International World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)%		%	%

1

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

2	Class A, Class B and Class C commenced operations on March 1, 2006. Class I commenced operations on November 30, 2009.

3	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

54

Management:

Investment Adviser:	Portfolio Construction Manager:

Transamerica Asset Management, Inc.	Morningstar Associates, LLC

Portfolio Construction Team:

Jon Hale, CFA, Co-Portfolio Manager since 2006

Maciej Kowara, CFA, Co-Portfolio Manager since 2006

Jeff McConnell, CFA, Co-Portfolio Manager since 2006

Michael Stout, CFA, Co-Portfolio Manager since 2006

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

TRANSAMERICA SHORT-TERM BOND

Investment Objective: Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	C	I

Management fees	%	%	%
Distribution and service (12b-1) fees	%	%	None
Other expenses	%	%	%
Total annual fund operating expenses	%	%	%
Expense reduction[a]	%	%	%
Net operating expenses	%	%	%

a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
C	$	$	$	$
I	$	$	$	$

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

56

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets in fixed-income securities. Securities in which the fund invests include:

•	short-term and intermediate-term, investment-grade corporate obligations

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

•	mortgage-backed securities

•	asset-backed securities

TIM may also invest in bank obligations, collateralized mortgage obligations, foreign securities and hybrids.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges,

57

which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar year ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	10 Years or Life of Fund[2]

Class A
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Class C (Return before taxes only)%		%
Class I (Return before taxes only)%		%
Merrill Lynch U.S. Corporate & Government 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	Class A and Class C commenced operations on November 1, 2007. Class I commenced operations on November 30, 2009.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Greg D. Haendel, CFA, Portfolio Manager (Lead) since 2007

Derek S. Brown, CFA, Portfolio Manager (Co) since 2007

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plans is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58

TRANSAMERICA SMALL/MID CAP VALUE

Investment Objective: Seeks to maximize total return.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page ___ of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Expense Limitation.”

Shareholder Fees (fees paid directly from your investment)

Class of Shares

	A	B	C	I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class of Shares

	A	B	C	I

Management fees	%	%	%	%
Distribution and service (12b-1) fees	%	%	%	%
Other expenses	%	%	%	%
Total annual fund operating expenses	%	%	%	%
Expense reduction[a]	%	%	%	%
Net operating expenses	%	%	%	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding 12b-1 fees and extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding 12b-1 fees and extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

If the shares are not redeemed:

Share Class	1 year	3 years	5 years	10 years

A	$	$	$	$
B+	$	$	$	$
C	$	$	$	$
I	$	$	$	$

+	Examples for Class B shares assume conversion into Class A shares eight years after purchase.

The Example does not reflect sales charges (loads) on reinvestment dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example,

59

affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, invests, under normal circumstances, at least 80% of the fund’s net assets in small- and mid-cap equity securities of domestic companies. The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of $100 million to $8 billion at the time of investment.

The fund generally will invest in small and mid-cap equities with valuation characteristics including low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability.

The fund may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

60

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return

Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years or Life of Fund[2]

Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Class B (Return before taxes only)%		%	%
Class C (Return before taxes only)%		%	%
Class I (Return before taxes only)%		%	%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)%		%	%

1

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

2	Class A and Class B commenced operations on April 2, 2001. Class C commenced operations on November 11, 2002. Class I commenced operations on November 30, 2009.

3	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Note: Prior to March 1, 2004, a different sub-adviser managed this fund, it had a different investment objective, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Jeffrey J. Hoo, CFA, Portfolio Manager (Lead) since 2008

Joshua D. Shaskan, CFA, Portfolio Manager (Co) since 2008

Thomas E. Larkin, III, Portfolio Manager (Co) since 2008

Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamericafunds.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, or overnight mail to Transamerica Fund Services, Inc., 330 W. 9th Street, Kansas City, MO 64105. Shares may also be purchased through a financial intermediary. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class A, B and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

61

MORE ON THE FUNDS’ STRATEGIES AND INVESTMENTS

The following provides additional information regarding the funds’ strategies and investments described at the front of the prospectus.

Transamerica AEGON High Yield Bond: The fund’s sub-adviser, AEGON USA Investment Management, LLC (“AUIM”), seeks to achieve this objective by principally investing at least 80% of the fund’s net assets in a diversified portfolio of high-yield/high-risk bonds (commonly known as “junk bonds”).

These junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality.

AUIM’s strategy is to achieve yields as high as possible while managing risk. AUIM uses a “top-down/bottom-up” approach in managing the fund’s assets. The “top-down” approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund’s portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its “bottom-up” analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund’s portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the “top-down” and “bottom-up” strategies. An industry may look attractive in one area, but not the other. They can review the results of their analysis and decide whether or not to proceed with a transaction.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Asset Allocation – Conservative Portfolio: The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal market conditions, expectations are to adjust the investments in underlying funds to achieve a mix over time of approximately 35% of assets in equities and 65% of assets in fixed-income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary at different times.

•

Allocation of assets among the underlying funds is based on such things as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other global economic factors.

•	The fund may periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager, Morningstar Associates, LLC (the “Portfolio Construction Manager”), determines the fund’s asset allocations and periodic changes thereto, and other fund investments. The Portfolio Construction Manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Transamerica Asset Allocation – Growth Portfolio: The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying Transamerica Funds (“underlying funds”).

•	Under normal market conditions, it expects to invest primarily in underlying funds that invest primarily in equities.

•

Allocation of assets among the underlying funds is based on such things as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other global economic factors.

62

•	The fund may periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager, Morningstar Associates, LLC (the “Portfolio Construction Manager”), determines the fund’s asset allocations and periodic changes thereto, and other fund investments. The Portfolio Construction Manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Transamerica Asset Allocation – Moderate Portfolio: The fund seeks its investment objective by investing its assets in a diversified combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal market conditions, expectations are to adjust the investments in underlying funds to achieve a mix over time of approximately 50% of assets in equities and 50% of assets in fixed income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary at different times.

•

Allocation of assets among the underlying funds is based on such things as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other global economic factors.

•	The fund may periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager, Morningstar Associates, LLC (the “Portfolio Construction Manager”), determines the fund’s asset allocations and periodic changes thereto, and other fund investments. The Portfolio Construction Manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Transamerica Asset Allocation – Moderate Growth Portfolio: The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal market conditions, expectations are to adjust the investments in underlying funds to achieve a mix over time of approximately 70% of assets in equities and 30% of assets in fixed-income, which may include bonds, cash, cash equivalents and other money market instruments. These percentages may vary at different times.

•

Allocation of assets among the underlying funds is based on such things as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other global economic factors.

•	The fund may periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager, Morningstar Associates, LLC (the “Portfolio Construction Manager”), determines the fund’s asset allocations and periodic changes thereto, and other fund investments. The Portfolio Construction Manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

Transamerica Balanced: To achieve its goal, Transamerica Investment Management, LLC (“TIM”), invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all

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sizes. TIM’s equity and fixed-income management teams work together to build a portfolio of growth stocks combined with bonds that TIM considers to be of good credit quality purchased at favorable prices.

TIM uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The fund is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in TIM’s opinion.

•	Equity Investments

TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term, above-average rate of return. In projecting free cash flows and determining earnings potential and valuation, TIM uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

TIM takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

•	Fixed-Income Investments

TIM’s bond management team seeks out bonds with credit strength of the quality that it believes could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. TIM analyzes this market information daily, negotiating each trade and buying bonds at what TIM considers to be the best available prices.

The fund may invest in mortgage-backed securities and lower-rated bonds. The fund may also invest in derivative securities, including futures, options and options on futures, swaps and foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Diversified Equity: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), generally invests at least 80% of the fund’s net assets in a diversified portfolio of domestic equity securities. TIM uses an intrinsic valuation discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. The fund typically limits its holdings to fewer than 60 companies.

TIM uses a “bottom-up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. As part of TIM’s strategy, the fund’s portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment in TIM’s opinion.

In projecting cash flows and determining earnings potential, TIM uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company

To achieve the fund’s goal, TIM may invest in securities issued by companies of all sizes. Generally, however, TIM will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

Consistent with the fund’s objectives and other policies, TIM may, but need not, invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment

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objective during the time, and it could reduce the benefit from any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Equity: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities.

TIM generally invests at least 80% of the fund’s net assets in a diversified portfolio of domestic common stocks. TIM believes in long-term investing and does not attempt to time the market.

TIM employs a rigorous research approach and buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

•	shareholder-oriented management

•	dominance in market share

•	cost production advantages

•	leading brands

•	self-financed growth

•	attractive reinvestment opportunities

While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or use other investment strategies in pursuit of its investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Flexible Income: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom up” approach to investing and builds the fund’s portfolio one company at a time.

The fund will generally invest at least 80% of net assets in a broad range of fixed-income securities including:

•	U.S. Government and foreign government bonds and notes (including emerging market countries);

•	Mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations);

•	Corporate bonds of issuers in the U.S. and foreign countries (including emerging market countries);

•	Convertible bonds and other convertible securities;

•	Bank loans and loan participations:

•	Structured notes; and

•	Preferred securities.

With respect to these investments:

1.

Under normal market conditions, at least 50% of the value of the fund’s assets will be invested in (a) debt securities which have a rating within the four highest grades as determined by Moody’s Investors Service, Inc. (“Moody’s”) (“Aaa, Aa, A or Baa”) or Standard & Poor’s Corporation (“S&P”) (“AAA, AA, A or BBB”); (b) securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, Moody’s, or A-1 or A-2 by S&P; or (d) cash or cash equivalents; (see Appendix B of this prospectus for a description of these ratings);

2.	Up to 50% of the value of the fund’s assets may be invested in other debt securities which are not rated by Moody’s or S&P or, if so rated, are not within the grades or ratings referred to above; and

3.	The fund may engage in options and futures transactions, foreign currency transactions, and swap transactions.

The fund may invest up to 20% of its total assets in equity securities, such as common stocks, rights, warrants or preferred stock.

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Ordinarily, the fund will purchase debt securities having call or refunding protection or securities which are not considered by the fund likely to be called or refunded in the near term, in order to preserve initial annual yields to the fund.

The fund may invest in securities of any maturity and does not have a target average duration.

•	Short-Term Trading

The fund may use short-term trading as a means of managing its portfolio to achieve its investment objectives. As used herein, “short-term trading” means selling securities held for a relatively brief period of time, usually less than three months. Short-term trading will be used by the fund primarily in two situations:

(a) Market Developments. A security may be sold to avoid depreciation in what the fund anticipates will be a market decline (a rise in interest rates), or a security may be purchased in anticipation of a market rise (a decline in interest rates) and later sold; and

(b) Yield Disparities. A security may be sold and another of comparable quality purchased at approximately the same time in order to take advantage of what the fund believes is a temporary disparity in the normal yield relationship between the two securities (a “yield disparity”).

Short-term trading to take advantage of a yield disparity may be undertaken even if levels of interest rates remain unchanged. Yield disparities occur frequently for reasons not directly related to the investment quality of the respective issues or the general movement of interest rates, but may result from changes in the overall demand for or supply of various types of bonds, changes in the investment objectives or the cash requirements of investors, and the requirements of dealers to correct long or short inventory positions.

Short-term trading techniques will be used principally in connection with higher quality, non-convertible debt securities, which are often better suited for short-term trading because the market in such securities is generally of greater depth and offers greater liquidity than the market in debt securities of lower quality. It is anticipated that short-term trading will be less applicable to any convertible securities which the fund may own, since such securities will usually be purchased when the fund believes that the market value of the underlying equity security is likely to appreciate over a period of time.

The fund will engage in short-term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the appreciation potential or income of its portfolio. Whether any improvement will be realized by short-term trading will depend upon the ability of the fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short-term trading such as that contemplated by the fund places a premium upon the ability of the fund to obtain relevant information, evaluate it promptly, and take advantage of its evaluations by completing transactions on a favorable basis. By virtue of short-term trading, the fund may engage in greater buying and selling activity than investment companies which are not permitted to employ such a policy in seeking their investment objectives. Such activity can result in greater costs of operation than is the case with other investment companies, and risks of loss in portfolio value could be greater. Accordingly, an investment in fund shares may be more speculative than an investment in shares of an investment company which cannot engage in short-term trading.

The sub-adviser may sell the fund’s securities when its expectations regarding market interest rates change or the quality or return changes on investment.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Focus: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing primarily in domestic equity securities that, in TIM’s opinion, are trading at a material discount to intrinsic value. TIM assesses intrinsic value primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The fund will generally invest in domestic equity securities of any size. The fund may also invest up to 10% of its assets in short sale positions. The fund may invest up to 20% of its assets in convertible and non-convertible high-yield debt securities rated below investment grade.

TIM will use a “bottom-up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The fund will be constructed one company at a time. Each company will pass through a research process and stand on its own merits as a viable investment in TIM’s opinion.

Tim’s equity management team selects U.S. companies showing:

•	strong potential for shareholder value creation

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•	high barriers to competition

•	solid free cash flow generating ability

•	excellent capital allocation discipline

•	experienced management aligned with shareholder interests

TIM seeks out dominant business franchises where the long-term, value-creating potential has not fully been recognized by the market.

Consistent with the fund’s objective and other policies, the fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities.

In the event TIM is unable to identify sufficient investments that meet the fund’s criteria, the fund may maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefits from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

This fund is non-diversified.

Transamerica Growth Opportunities: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies.

TIM, under normal market conditions, invests at least 65% of the fund’s assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

•	strong potential for steady growth

•	high barriers to competition

•	experienced management incentivized along shareholder interests

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Money Market: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing substantially all of the fund’s assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments:

•	short-term corporate obligations, including commercial paper, notes and bonds

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

•	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	repurchase agreements involving any of the securities mentioned above

TIM also seeks to maintain a stable net asset value of $1.00 per share by investing in securities which TIM believes present minimal credit risk and maintaining the average maturity of obligations held in the fund’s portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings

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banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Multi-Manager Alternative Strategies Portfolio: The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying Transamerica Funds (“underlying funds”).

•

Under normal market conditions, the fund expects to invest primarily in underlying funds that use alternative investment strategies and invest in alternative asset classes, including but not limited to:

	•	Long-short and market neutral strategies;

	•	Bear-market strategies;

	•	Tactical investment strategies (bond and/or equity);

	•	Foreign currency trading strategies;

	•	Real estate securities;

	•	Commodities and/or natural resources and/or precious metals; and

	•	Non-traditional investments (such as micro-cap stocks and emerging market equities).

•	Allocation of assets among the underlying funds is intended to achieve moderate capital appreciation with limited volatility and correlation with the mainstream equity and bond markets.

•

The fund seeks to periodically and gradually adjust its allocations to favor investments in those underlying funds that are expected to provide the most favorable outlook for achieving its investment objective.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager, Morningstar Associates, LLC (the “Portfolio Construction Manager”), determines the fund’s asset allocations and periodic changes thereto, and other fund investments. The Portfolio Construction Manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders, and without shareholder approval.

Transamerica Multi-Manager International Portfolio: The fund seeks to achieve its investment objective by investing its assets in a diversified combination of underlying Transamerica Funds (“underlying funds”).

In seeking to achieve its investment objective, the fund follows the following investment strategies:

•

Under normal market conditions, the fund expects to invest primarily in underlying funds that invest primarily in international (developed and emerging markets) equities. The underlying funds generally expect to be invested in more than three different countries.

•

Allocation of assets among the underlying funds is based on such things as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other global economic factors.

•	The fund seeks to periodically adjust its allocations to favor investments in those underlying funds that it believes will provide the most favorable outlook for achieving its investment objective.

•	The fund may also invest directly in U.S. government securities and/or short-term commercial paper.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time.

As a consequence of its investment strategies and policies, the fund may be a significant shareholder in certain underlying funds.

The fund’s portfolio construction manager, Morningstar Associates, LLC (the “Portfolio Construction Manager”), determines the fund’s asset allocations and periodic changes thereto, and other fund investments. The Portfolio Construction Manager may change the fund’s asset allocations and underlying funds at any time without notice to shareholders and without shareholder approval.

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Transamerica Short-Term Bond: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing in a diversified portfolio as follows:

•	short-term and intermediate-term investment-grade corporate obligations

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

•	mortgage-backed securities

•	asset-backed securities

TIM may also invest in bank obligations, collateralized mortgage obligations, foreign securities and hybrids. Normally, the fund will invest at least 80% of its net assets in fixed-income securities.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Small/Mid Cap Value: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing, under normal conditions, at least 80% of its net assets in small- and mid-cap equity securities of domestic companies. The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of $100 million to $8 billion.

The fund generally will invest in small and mid-cap equities with valuation characteristics including low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability. TIM’s security selection process favors companies with above-average normalized net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables, and payables are scrutinized as well. TIM also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management. Securities of issuers that possess the greatest combination of the aforementioned attributes are then prioritized as candidates for purchase.

Although the fund will invest primarily in publicly traded U.S. securities, it will be able to invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

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MORE ON RISKS OF INVESTING IN THE FUNDS

The following provides additional information regarding the risks of investing in the funds described at the front of this prospectus.

Active Trading: Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs and generate a high level of taxable short-term capital gains, both of which may negatively impact a fund’s performance.

Bank Obligations: If a fund concentrates in U.S. bank obligations, a fund will be particularly sensitive to adverse events affecting U.S. banks. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

Convertible Securities: Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

Credit: A fund may be subject to the risk that the issuer of a security in which it invests (or a guarantor) may fail to pay the principal or interest payments when due. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. This will lower the return from, and the value of, the security, which will lower the performance of a fund. A fund may incur expenses to protect a fund’s interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Currency: When a fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, a fund’s investments in foreign currency denominated securities may reduce the returns of a fund.

Defensive Investing: Short-term debt securities held by a fund for defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In that case, the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of a fund’s assets are used for defensive investing purposes, it will be more difficult for the fund to achieve its objective.

Derivatives: The use of derivative instruments may involve risks and costs different from, and possibly greater than, the risks and costs associated with investing directly in securities or other traditional investments. A fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of a fund’s net asset value. Even a small investment in derivatives can have a disproportionate impact on a fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by a fund. The other parties to certain derivative contracts present the same types of default or credit risk as issuers of fixed income securities. Certain derivatives may be illiquid, which may reduce the return of a fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may be difficult to value, or may be subject to the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest rate risk and credit risk. A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances or at reasonable prices. A fund’s sub-adviser may not make use of derivatives for a variety of reasons.

Emerging Markets: Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by

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national policies that restrict foreign investments. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Fixed-Income Securities: The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

•	market risk: fluctuations in market value

•

interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

•

prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing a fund to reinvest in lower yielding securities

•

extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

•

default or credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. A fund may incur expenses to protect the fund’s interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Foreign Securities: Investments in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

•	different accounting and reporting practices

•	less information available to the public

•	less (or different) regulation of securities markets

•	more complex business negotiations

•	less liquidity

•	more fluctuations in prices

•	delays in settling foreign securities transactions

•	higher costs for holding shares (custodial fees)

•	higher transaction costs

•	vulnerability to seizure and taxes

•	political or financial instability and small markets

•	different market trading days

Growth Stocks: Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

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High-Yield Debt Securities: High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A fund with high-yield debt securities may be more susceptible to credit risk and market risk than a fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

Increase in Expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Inflation: A fund is subject to the risk that the value of assets or income from the fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the value of the fund’s assets can decline, as can the value of the fund’s distributions. This risk is more pronounced for funds that invest a substantial portion of their assets in fixed-income securities with longer maturities.

Interest Rate: The interest rates on short-term obligations held in a fund’s portfolio will vary, rising or falling with short-term interest rates generally. A fund’s yield will tend to lag behind general changes in interest rates.

The ability of a fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

Liquidity: Liquidity risk exists when particular investments are difficult to sell. Although most of a fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by a fund, particularly during periods of market turmoil. When a fund holds illiquid investments, a fund may be harder to value, especially in changing markets, and if a fund is forced to sell these investments to meet redemptions or for other cash needs, a fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, a fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

Loans: A fund may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet a fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a fund.

Market: The value of securities owned by a fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by a fund fall, the value of your investment in a fund will decline. The value of a security may fall due to factors affecting securities markets generally or a particular sector of the securities markets or factors affecting particular industries or issuers. Changes in market conditions will not have the same impact on all types of securities.

Mortgage-Related Securities: Mortgage-related securities in which a fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies or government-related fluctuation organizations, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Unlike mortgage-related securities issued or guaranteed by the U. S. government or its agencies and instrumentalities, mortgage related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Mortgage-related securities are subject to special risks. The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to a fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. A fund’s investments in mortgage-related

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securities are also exposed to prepayment or call risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring a fund to reinvest in lower yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. This is known as extension risk.

Non-Diversification: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because a fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

Real Estate Securities: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:

•	declining real estate value

•	risks relating to general and local economic conditions

•	over-building

•	increased competition for assets in local and regional markets

•	increases in property taxes

•	increases in operating expenses or interest rates

•	change in neighborhood value or the appeal of properties to tenants

•	insufficient levels of occupancy

•	inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

REITs: When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

Small- or Medium-Sized Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Stocks: Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy. Because the stocks a fund holds fluctuate in price, the value of your investment in a fund will go up and down.

Structured Instruments: A fund may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate rest features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued.

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Underlying Funds: Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section to the fund’s Prospectus identifies certain risks of each underlying fund.

Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style.

Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

Yield Fluctuation: Certain funds invest in short-term money market instruments. As a result, the amount of income paid to you by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of a fund’s income.

Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

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SHAREHOLDER INFORMATION

Investment Adviser

Transamerica Funds’ Board of Trustees is responsible for managing the business affairs of Transamerica Funds. It oversees the operation of Transamerica Funds by its officers. It also reviews the management of the funds’ assets by the investment adviser and sub-advisers. Information about the Trustees and executive officers of Transamerica Funds is contained in the Statement of Additional Information (“SAI”).

Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Funds. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund’s sub-adviser. The investment adviser also monitors the sub-advisers’ buying and selling of portfolio securities and administration of the funds. For these services, TAM is paid investment advisory fees. These fees are calculated on the average daily net assets of each fund.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC, sub-advisers to certain funds, are affiliates of TAM and Transamerica Funds.

From time to time TAM and/or its affiliates pay, out of their own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled “Other Distribution or Service Arrangements” in this Prospectus.

Class I shares of the funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with Transamerica Funds on behalf of their customers. Transamerica Funds pays no compensation to such entities other than any applicable service and/or distribution fees. Service agents may impose additional or different conditions than Transamerica Funds on purchases, redemptions or exchanges of fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees or other amounts in connection with purchases, sales and redemptions of fund shares in addition to any fees charged by Transamerica Funds. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom Transamerica Funds may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize TAM’s investment advisory services or invest in the funds or in other products sponsored by TAM and its affiliates.

The funds may rely on an Order from the SEC (Release IC- 23379 dated August 5, 1998) that permits the Transamerica Funds and its investment adviser, TAM, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on subadvisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

Advisory Fees

TAM receives compensation, calculated daily and paid monthly, from each fund based on an annual percentage of each fund’s average daily net assets. The advisory fee is calculated daily and paid monthly.

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Advisory Fees Paid in 2009

For the fiscal year ended October 31, 2009, each fund paid the following advisory fee as a percentage of the fund’s average daily net assets:

Name of Fund	Percentage

Transamerica AEGON High Yield Bond	%
Transamerica Asset Allocation – Conservative Portfolio	%
Transamerica Asset Allocation – Growth Portfolio	%
Transamerica Asset Allocation – Moderate Growth Portfolio	%
Transamerica Asset Allocation – Moderate Portfolio	%
Transamerica Balanced	%
Transamerica Diversified Equity	%
Transamerica Equity	%
Transamerica Flexible Income	%
Transamerica Focus	%
Transamerica Growth Opportunities	%
Transamerica Money Market	%
Transamerica Multi-Manager Alternative Strategies Portfolio	%
Transamerica Multi-Manager International Portfolio	%
Transamerica Short-Term Bond	%
Transamerica Small/Mid Cap Value	%

A discussion regarding the Board of Trustees’ approval of each fund’s advisory arrangements is available in each fund’s annual report for the fiscal year ended October 31, 2009.

Portfolio Construction Manager

Morningstar Associates, LLC (“Morningstar”), 22 West Washington Street, Chicago, IL 60602, is the portfolio construction manager for the funds listed below.

Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Multi-Manager International Portfolio

Pursuant to an Asset Allocation Management Agreement between TAM and Morningstar, the portfolio construction manager will make the funds’ investment decisions, determine what portion of each asset allocation fund’s portfolio should be in the underlying funds and what portion, if any, should be held in U.S. Government securities, short-term commercial paper or other assets such as cash.

Portfolio Construction Manager Compensation

The portfolio construction manager receives compensation, calculated daily and paid monthly, from TAM at the annual rate of 0.10% of the following fund’s average daily net assets:

Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Multi-Manager International Portfolio

The portfolio construction manager for Transamerica Multi-Manager Alternative Strategies Portfolio receives compensation, calculated daily and paid monthly, from TAM at the indicated annual rates (expressed as a percentage of the fund’s average daily net assets):

Average Daily Net Assets

First $500 million	0.20%

Over $500 million up to $1 billion	0.19%

Over $1 billion	0.18%

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Portfolio Construction Team

The funds are managed by a portfolio construction team. In addition to this team, Morningstar utilizes a number of other internal asset allocation consultants that serve as an investment resource to the team. The SAI provides additional information about the portfolio construction team’s compensation, other accounts managed by the portfolio construction team, and the portfolio construction team’s ownership in each fund.

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Jon Hale, CFA/2006	Co-Portfolio Manager	Morningstar	Senior Consultant
Maciej Kowara, CFA/2006	Co-Portfolio Manager	Morningstar	Research & Development Consultant
Jeff McConnell, CFA/2006	Co-Portfolio Manager	Morningstar	Senior Consultant
Michael Stout, CFA/2006	Co-Portfolio Manager	Morningstar	Senior Consultant

Sub-Advisers

The name and address of the sub-advisers are listed below. Pursuant to Investment Sub-advisory Agreements between TAM and each sub-adviser on behalf of the respective funds, each sub-adviser shall make investment decisions, buy and sell securities for the funds, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

The sub-advisers listed below receive compensation, calculated daily and paid monthly, from TAM. For the fiscal year ended October 31, 2009, the sub-advisers received the following sub-advisory fees as a percentage of a fund’s average daily net assets:

Fund	Percentage	Name and Address of Sub-Adviser

Transamerica AEGON High Yield Bond	%	AEGON USA Investment
Management, LLC (“AUIM”)
4333 Edgewood Road NE
Cedar Rapids, IA 52499
Transamerica Balanced	%	Transamerica Investment
Transamerica Diversified Equity	%	Management, LLC (“TIM”)
Transamerica Equity	%	11111 Santa Monica Boulevard
Transamerica Flexible Income	%	Suite 820
Transamerica Focus	%	Los Angeles, CA 90025
Transamerica Growth Opportunities	%
Transamerica Money Market	%
Transamerica Short-Term Bond	%
Transamerica Small/Mid Cap Value	%

Portfolio Manager(s)

The following funds are managed by portfolio manager(s). The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership in each fund.

Transamerica AEGON High Yield Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Bradley J. Beman, CFA, CPA/1997	Portfolio Manager	AUIM	Senior Vice President, Director – High Yield
Kevin Bakker, CFA/2007	Portfolio Manager	AUIM	Senior Vice President
Benjamin D. Miller, CFA/2006	High Yield Portfolio Manager	AUIM	High Yield Portfolio Manager

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Transamerica Balanced

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Gary U. Rollé, CFA/1994	Portfolio Manager (Lead-Equity)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Greg D. Haendel, CFA/2008	Portfolio Manager	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Director of Fixed Income, Portfolio Manager
Edward S. Han/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager
John J. Huber, CFA/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Director of Research, Portfolio Manager
Erik U. Rollé/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager, Securities Analyst
Brian W. Westhoff, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Portfolio Manager

Transamerica Diversified Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Gary U. Rollé, CFA/2009	Portfolio Manager (Lead)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Kirk R. Feldhus/2009	Portfolio Manager (Co)	TIM	Principal, Sr. Securities Analyst, Analyst
Thomas E. Larkin/2009	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Senior Securities Analyst
John D. Lawrence, CFA/2009	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2009	Portfolio Manager (Co)	TIM	Principal, Director of Research, Portfolio Manager

Transamerica Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Gary U. Rollé, CFA/2000	Portfolio Manager (Lead)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Edward S. Han/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
John J. Huber, CFA/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2005	Portfolio Manager (Co)	TIM	Principal, Director of Research, Portfolio Manager
Erik U. Rollé/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Securities Analyst

Transamerica Flexible Income

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Kirk J. Kim/2008	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2008	Portfolio Manager (Lead)	TIM	Principal, Director of Research, Portfolio Manager

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Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Brian W. Westhoff, CFA/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2008	Portfolio Manager (Co)	TIM	Principal, Director of Fixed Income, Portfolio Manager
Greg D. Haendel, CFA/2008	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager

Transamerica Focus

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Edward S. Han/2009	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Kirk J. Kim/2009	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Joshua D. Shaskan, CFA/2009	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager

Transamerica Growth Opportunities

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Edward S. Han/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
John J. Huber, CFA/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager

Transamerica Short-Term Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Greg D. Haendel, CFA/2007	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2007	Portfolio Manager (Co)	TIM	Principal, Director of Fixed Income, Portfolio Manager

Transamerica Small/Mid Cap Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years

Jeffrey J. Hoo, CFA/2008	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Joshua D. Shaskan, CFA/2008	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
Thomas E. Larkin/2008	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Senior Securities Analyst

Disclosure of Portfolio Holdings: A detailed description of the funds’ policies and procedures with respect to the disclosure of the funds’ securities is available in the SAI. The funds publish their top ten holdings on the Transamerica Funds website at www.transamericafunds.com within two weeks after the end of each month. In addition, the funds publish all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

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TO CONTACT TRANSAMERICA FUNDS

Customer Service:	1-888-233-4339

Internet:	www.transamericafunds.com

Fax:	1-888-329-4339

Mailing Address:	Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

Overnight Address:	Transamerica Fund Services, Inc.
330 W. 9th Street
Kansas City, MO 64105

The Following Information Applies to Class A, Class B, Class C and Class T Shares (Class T Shares are Closed to New Investors)

Opening an Account

Fill out the New Account Application which is available on our website. Transamerica Funds requires all applications to include an investment representative or an approved broker-dealer of record. An approved broker-dealer is one that is providing services under a valid dealer sales agreement with the funds’ distributor.

IRAs and other retirement plan accounts require different applications, which you can request by calling Customer Service or by visiting our website at www.transamericafunds.com.

Note: To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If Transamerica Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated net asset value (“NAV”) per share.

Minimum Investment

Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)

Regular Accounts	$1,000	$50
IRA, Roth IRA or Coverdell ESA	$1,000	$50
Employer-sponsored Retirement Plans (includes 403(b), SEP and SIMPLE IRA plans)	$1,000	$50
Uniform Gift to Minors (“UGMA”) or Transfer to Minors (“UTMA”)	$1,000	$50
Payroll Deduction and Automatic Investment Plans	$500	$50	*

*	Minimum per monthly fund account investment.

Note:

Transamerica Funds reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Omnibus accounts maintained on behalf of certain 401(k) and other retirement plans are not subject to these account minimum requirements. The minimums may be waived for certain employer-sponsored retirement plans under which the employee limits his or her salary deferral purchase to one fund account. There are no minimums for “wrap” accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or Transamerica Capital, Inc. (“TCI”), and for investments made by a retirement plan described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code.

By Mail

•	Send your completed application and check made payable to Transamerica Fund Services, Inc.

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Through an Authorized Dealer

•	The dealer is responsible for opening your account and providing Transamerica Funds with your taxpayer identification number.

Buying Shares

Investors may purchase shares of the funds at the “offering price” of the shares, which is the net asset value per share plus any applicable initial sales charge. Please note that purchase requests initiated through an automated service that exceeds $50,000 per day may be rejected and must be submitted in writing.

By Check

•	Make your check payable and send to Transamerica Fund Services, Inc.

•	If you are opening a new account, send your completed application along with your check.

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If you are purchasing shares in an existing account(s), please reference your account numbers(s) and the Transamerica fund(s) you wish to invest in. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one fund, your check will be deposited into such fund.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•

Transamerica Funds does not accept money orders, traveler’s checks, starter checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Funds.

By Automatic Investment Plan

•

With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website at www. transamericafunds.com for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

•

If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

By the Internet

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. Call Customer Service or visit our website at www.transamericafunds.com for information on how to establish an electronic bank link.

By Payroll Deduction

•	You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this deduction.

By Wire Transfer

•

You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

Bank of America, NA, Charlotte, NC, ABA# 026009593, Credit: Transamerica Funds Acct #3600622064, Ref: Shareholder name, Transamerica fund and account numbers.

•	Shares will be purchased at the next determined NAV after receipt of your wire if you have supplied all other required information.

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Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker-dealer. To the extent authorized by law, Transamerica Funds and each of the funds reserves the right to discontinue offering shares at any time or to cease operating entirely.

Selling Shares

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below). However, Transamerica Funds has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. In cases where shares have recently been purchased and the purchase money is not yet available, redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. Shares purchased by wire are immediately available and not subject to the 15 day holding period.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee by all shareholders.

The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

To request your redemption and receive payment by:

Direct Deposit – ACH

•

You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Direct Deposit – Wire

•

You may request an expedited wire redemption in writing, or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record

•

Written Request: Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

•	Telephone or Internet Request: You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address

•	This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)

•

You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP or visit our website to obtain the appropriate form to complete.

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Through an Authorized Dealer

•	You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	The type of account you have and if there is more than one shareholder.

•

The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.

•

A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.

•	When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.

•

Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•	Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind. Please see the SAI for more details.

•	If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to original signature guarantee later in this prospectus.

Involuntary Redemptions

The fund reserves the right to close your account if the account value falls below the fund’s minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions), to the fullest extent permitted by law.

Exchanging Shares

•	You may request an exchange in writing, by phone, or by accessing your account through the internet.

•	You can exchange shares in one fund for shares in the same class of another fund offered in this prospectus.

•

The minimum exchange to a new fund account is $1,000. This minimum is reduced to $500 per fund account if you elect to establish an AIP and invest a minimum of $50 per month, per fund account. If you want to exchange between existing fund accounts, the required minimum will be $50 per fund account.

•

An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus of that fund carefully.

•	If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•	Class T shares of Transamerica Equity may be exchanged for only Class A shares of any Transamerica fund offered in this prospectus, other than Transamerica Equity.

•	You may not exchange other classes of shares of the Transamerica Funds for Class T shares of Transamerica Equity.

•	Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.

•	Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

•	The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

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Choosing a Share Class

Each fund offers Class A, Class B and Class C shares, each with its own sales charge and expense structure. Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica Short-Term Bond do not offer Class B shares. Transamerica Equity offers an additional class, Class T shares, which are not available to new investors. The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 5 years), or Class C shares (if you plan to invest for a period of less than 5 years).

Transamerica Funds may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

Class A Shares – Front Load

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A Transamerica Money Market purchases. There are 12b-1 distribution and service fees of up to 0.35% per year.

If you are investing $1 million or more, you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months (within the first 12 months for Transamerica Short-Term Bond) after buying them, you will pay a 1.00% contingent deferred sales charge (“CDSC”), unless they were purchased through a retirement plan described in Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code, or through a “wrap” account for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or TCI. In the event that you exchange Class A shares purchased in an amount of $1 million or more for shares of another fund, the CDSC schedule imposed by the fund into which you exchange your shares will apply. The term of this CDSC will commence on the date that you initially purchase Class A shares of a Transamerica fund in an amount of $1 million or more.

If you invest $1 million or more in Transamerica Short-Term Bond, you can purchase Class A shares without any sales charge. However, if you redeem any of these shares within the first 12 months after buying them, you will pay a 0.75% CDSC, unless they were purchased in a retirement plan or “wrap” account as described above. In the event that you exchange any of these shares for shares of another fund, the CDSC schedule imposed by the fund into which you exchange your shares will apply. The term of this CDSC will commence on the date that you initially purchase Class A shares of Transamerica Short-Term Bond without any sales charge as described in this paragraph.

Class B Shares – Back Load

With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for five years or less, as described in the table below.

Contingent Deferred Sales Charge – Class B Shares

Year after Purchasing	As a % of Dollar Amount (Subject to Change)

First	5%
Second	4%
Third	3%
Fourth	2%
Fifth	1%
Sixth and Later	0%

Class B shares purchased prior to March 1, 2004 are subject to a CDSC if redeemed during the first 6 years of purchase (5%-1st year; 4%-2nd year; 3%-3rd year; 2%-4th year; and 1%-5th and 6th years). There are 12b-1 distribution and service fees of up to 1.00% per year.

Class B shares automatically convert to Class A shares after eight years, lowering annual expenses after conversion.

Generally, the funds recommend that you do not make any additional purchases in Class B shares when you already hold more than $100,000 of Class B shares of the funds. The funds reserve the right to reject any request to purchase Class B shares of the funds if, as a consequence of such investment, you will hold more than $100,000 of Class B shares of the funds. While the

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funds generally reject any requests to purchase shares beyond that threshold, the funds cannot always recognize or detect such requests. In addition, when you make a request to purchase Class B shares directly with Transamerica Funds or through a broker-dealer or other financial intermediary, you may be asked to provide additional information about other Class B shares that you hold in the funds.

Class C Shares – Level Load

With Class C shares, you pay no initial sales charge. You will pay a 1.00% CDSC if shares are redeemed during the first 12 months. There are 12b-1 distribution and service fees of up to 1.00% per year. Class C shares (formerly Class L shares) purchased prior to March 1, 2004 are subject to the prior CDSC fee structure which was a 2% CDSC if shares are redeemed during the first 12 months, and a 1% CDSC if redeemed during the second 12 months. Prior to March 1, 2004, Class C shares were named Class L shares. On June 15, 2004, Class C2 shares were merged into Class C shares; on September 24, 2004, Class M shares were merged into Class C shares.

Investors who invested in Class C2 shares prior to the merger of Class C2 shares into Class C shares can make additional investments in Class C shares through their Class C2 shares accounts that converted into Class C share accounts without being subject to a CDSC. If you exchange your shares from such accounts, future purchases of Class C will be subject to the CDSC. For shareholders who also own Class C shares which converted from Class C2 shares, their Class C shares that converted from Class M shares also will not be subject to a CDSC and will be subject to the same 12b-1 commission structure applicable to their former Class C2 shares.

Currently, investors who purchase Class C shares of a Transamerica Fund established prior to March 1, 2006 through Merrill Lynch, Pierce, Fenner & Smith Incorporated will not be subject to any CDSC otherwise payable with respect to redemptions of such Class C shares of the funds. Exchanges of Class C shares into a Transamerica fund established on or after March 1, 2006 through Merrill Lynch, Pierce, Fenner & Smith Incorporated that previously were not subject to a CDSC will continue to not be subject to such fee. This CDSC waiver may be terminated at any time. New and/or subsequent purchases into Transamerica Funds established on or after March 1, 2006 will be subject to a 1.00% CDSC if shares are redeemed within 12 months of purchase.

The maximum purchase order in Class C shares is $999,999.99.

Class T Shares – Front Load (Transamerica Equity Only)

(Closed to new investors)

When you buy Class T shares of Transamerica Equity, you pay an initial sales charge (the offering price includes the sales charge). You can reduce the sales charge percentage in the same ways that are described under Class A shares. Class T shares are not subject to annual 12b-1 distribution and service fees.

You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a retirement plan described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.

Waivers of the sales charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

Contingent Deferred Sales Charge

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. Transamerica Funds will always use the first in, first out method to fulfill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

Waivers and/or Reductions of Charges

Class A and Class T Sales Charge Reductions

You can lower the sales charge percentage in the following ways:

•	Substantial investments receive lower sales charge rates (see tables below).

•

The “rights of accumulation” allows you, your spouse and children under age 21 to include the value of your existing holdings in any class of shares of the Transamerica Funds to determine your Class A or Class T sales charge. Breakpoints

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are derived from the daily NAV at the market close, the current combined NAV value at the time of the purchase and the gross amount of the new purchase.

•

A Letter of Intent (“LOI”) allows you, your spouse and children under the age of 21 to count all share investments, up to a maximum of $1 million, in a Transamerica fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges on your Class A or Class T investments. The 13 month period will begin on the date of your first purchase following the execution of your LOI. The market value of your existing holdings eligible to be aggregated as of the trading day immediately before the start of your LOI period will be credited toward satisfying your LOI. Purchases made at NAV after the establishment of your LOI (as a result of another waiver or sales charge reduction) shall not count toward meeting the amount stated in your LOI. Transamerica Funds will reserve a portion of your shares to cover any additional sales charge that may apply if your LOI amount is not met.

•

By investing as part of a qualified group. An individual who is a member of a qualified group may purchase Class A or Class T shares at the reduced sales charge applicable to that group as a whole. A “qualified group” is one which has at least ten members; has been in existence for at least six months; has some purpose in addition to the purchase of mutual fund shares at a discount; has agreed to include fund sales publications in mailings to members; has arrangements made for access to the group which are satisfactory to Transamerica Funds’ transfer agent; has arrangements satisfactory to Transamerica Funds’ transfer agent established for verification that the group meets these requirements; and the group’s sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or a broker-dealer, clients of an investment adviser or security holders of a company. Transamerica Funds reserves the right to waive the requirement that the group continue to meet the minimum membership requirement or the requirement that an investor continues to belong to the group in order to qualify for lower sales charges (but not to waive either of these requirements initially). To establish a group purchase program, both the group itself and each participant must complete an application. Please contact Customer Service (1-888-233-4339) for further information and assistance. Qualified group accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified group.

•

By investing in a SIMPLE IRA plan, you and all plan participants will receive a reduced sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan.

Class A Share Quantity Discounts (all funds except Transamerica bond funds and Transamerica Money Market1)

Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested

Under $50,000	5.50%	5.82%
$50,000 to under $100,000	4.75%	4.99%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.75%	2.83%
$500,000 to under $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%	0.00%

Class A Share Quantity Discounts (Transamerica bond funds[2] except Transamerica Short-Term Bond)

Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested

Under $50,000	4.75%	4.99%
$50,000 to under $100,000	4.00%	4.17%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.25%	2.30%
$500,000 to under $1,000,000	1.25%	1.27%
$1,000,000 and over	0.00%	0.00%

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Class T Share Quantity Discounts (Transamerica Equity)

Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested

Under $10,000	8.50%	9.29%
$10,000 to under $25,000	7.75%	8.40%
$25,000 to under $50,000	6.25%	6.67%
$50,000 to under $75,000	5.75%	6.10%
$75,000 to under $100,000	5.00%	5.26%
$100,000 to under $250,000	4.25%	4.44%
$250,000 to under $500,000	3.00%	3.09%
$500,000 to under $1,000,000	1.25%	1.27%
$1,000,000 and over	0.00%	0.00%

Class A Share Quantity Discounts (Transamerica Short-Term Bond)

Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested

Under $500,000	2.50%	2.56%
$500,000 to under $750,000	2.00%	2.04%
$750,000 to under $1,000,000	1.50%	1.52%
$1,000,000 and over	0.00%	0.00%

[1]	There is no sales charge on Class A Shares of Transamerica Money Market.

[2]	Transamerica bond funds include Transamerica Flexible Income, Transamerica AEGON High Yield Bond and Transamerica Short-Term Bond.

*

The transfer agent, TFS, must be notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a purchaser acquires shares directly from Transamerica Funds, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions, and must provide enough information to substantiate that claim. When a purchaser acquires shares through a dealer or other financial intermediary, he/she must inform his/her dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A or Class T shares of the funds that the purchaser has, directly with Transamerica Funds, or through other accounts with dealers or financial intermediaries. To substantiate a claim, it may be necessary for a purchaser to provide TFS or his/her dealer or other financial intermediary information or records regarding shares of Transamerica Funds held in all accounts (e.g., retirement plan accounts) of the purchaser directly with Transamerica Funds or with one or several dealers or other financial intermediaries, including to substantiate “rights of accumulation” accounts held by a spouse and children under age 21.

Waiver of Class A and Class T Initial Sales Charges

Class A and Class T shares may be purchased without a sales charge by:

•

Current and former trustees, directors, officers, and employees of Transamerica Funds and its affiliates; employees of Transamerica Funds sub-advisers; sales representatives and employees of dealers having a sales agreement with Transamerica Funds’ distributor, TCI; and any family members thereof;

•	Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons;

•	“Wrap” accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or TCI;

•

Employer-sponsored retirement plans described in Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code with assets of $1 million or more and whose accounts are held through an Omnibus or Network Level 3 account arrangement;

•

Retirement plans described in Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code whose accounts are held through an Omnibus or Network Level 3 account arrangement that purchased Class A shares without a sales charge prior to August 31, 2007;

•	Other retirement plans that purchased Class A shares without a sales charge prior to April 28, 2006;

•	Other retirement plans whose accounts are held through an arrangement with Morgan Stanley & Co. Incorporated;

•	Other retirement plans whose accounts are held through an arrangement with Ascensus (formerly BISYS Retirement);

•	Other retirement plans, non-qualified brokerage accounts, and other accounts that are held through an arrangement with Transamerica Retirement Management; and

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•	Other individual retirement accounts held in the Merrill Lynch Investor Choice Annuity (IRA Series) with Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York.

Investments by the retirement plan accounts mentioned above are not eligible to be counted under a rights of accumulation or letter of intent sales charge reduction or waiver with accounts other than accounts in the retirement plan.

Any person listed above (including retirement plan accounts and retirement plans) who requests a waiver of sales charges must provide adequate information to his/her broker-dealer or other financial intermediary or the funds’ distributor to substantiate such request.

Persons eligible to buy Class A and Class T shares at NAV may not impose a sales charge when they re-sell those shares.

Waiver of Class A, Class B, Class C, and Class T Contingent Deferred Sales Charges

You will not be assessed a sales charge for shares if you sell in the following situations:

•

Following the death of the shareholder on redemptions from the deceased person’s account only. If this deceased person’s account is re-registered to another name, sales charges would continue to apply to this new account. The transfer agent will require satisfactory proof of death before it determines to waive the CDSC fee.

•

Following the total disability of the shareholder (as determined by the Social Security Administration —applies only to shares held at the time the disability is determined). The transfer agent will require satisfactory proof of disability before it determines to waive the CDSC fee.

•

On redemptions made under Transamerica Funds’ systematic withdrawal plan (may not exceed 12% of the account value per fund on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance per fund at the time of redemption.

•	If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

Information on sales charge reductions and/or waivers can also be found (free of charge) on the Transamerica Funds website at www.transamericafunds.com.

The Following Information Applies to Class R Shares

Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio and Transamerica Asset Allocation – Conservative Portfolio each offer Class R shares.

Class R Availability

Class R shares of the funds are intended for purchase by participants in certain retirement plans described below and under the following conditions:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

•

Class R shares are available only to eligible retirement plans where Class R shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

•

The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R shares in certain investment products or programs.

The financial service firm serving as an intermediary can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a plan, participants should contact their financial service firm serving as an intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee charges and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the return of investments in Class R shares of the funds.

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Opening an Account and Purchasing Shares

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan’s administrator, record-keeper or financial service firm serving as an intermediary. There is no minimum initial investment for Class R shares.

Please refer to the retirement plan documents for information on how to purchase Class R shares of the funds and any fees that may apply.

Transamerica Funds must receive your payment within three business days after your order is accepted.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege. Each fund reserves the right to discontinue offering Class R shares at any time, to liquidate Class R shares or merge Class R shares into another class of shares, or to cease investment operations entirely.

Selling Shares

If you own Class R shares, please refer to the retirement plan documents for information on how to redeem Class R shares of the funds.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind, under unusual circumstances, in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

Exchanging Shares

For Class R shares, if authorized by your plan, you can request an exchange of your shares in one fund for Class R shares of another fund offered in this prospectus. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

The Following Information Applies to Class I Shares

The funds each offer Class I shares. Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Opening an Account

Investors may open an account by completing a New Account Application which is available on our website or by calling 1-888-233-4339. Transamerica Funds requires all applications to include an investment representative or an approved broker-dealer or financial intermediary. An approved broker-dealer or financial intermediary is one that is providing services under a valid sales agreement with the funds’ distributor.

Note: To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If Transamerica Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated net asset value (“NAV”) per share.

Minimum Investment

Class I shares of the Transamerica Funds listed in this prospectus are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares is $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Buying Shares

Note: Class I shares are currently primarily offered for investment as described above. The minimum investment is $1,000,000, but will be waived for certain investors as described above.

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Please note that purchase requests initiated through an automated service that exceed $50,000 per day may be rejected and must be submitted in writing or sent via bankwire.

By Check

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Make your check payable and send to Transamerica Fund Services, Inc. If you are opening a new account, send your completed application along with your check. If you are purchasing shares in an existing account(s), please reference your account numbers(s) and the Transamerica fund(s) you wish to invest in. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one fund, your check will be deposited into such fund. Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. Transamerica Funds does not accept money orders, traveler’s checks, starter checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Funds.

By Automatic Investment Plan

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With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

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You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

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If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

By Wire Transfer

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You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

Bank of America, NA, Charlotte, NC, ABA# 026009593,

Credit: Transamerica Funds Acct # 3600622064,

Ref: Shareholder name, Transamerica fund and account numbers.

• Shares will be purchased at the next determined NAV after receipt of your wire if you have supplied all other required information.

Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege described later in this prospectus and any purchase request that does not include an investment representative or an approved broker-dealer. To the extent authorized by law, Transamerica Funds and each of the funds reserves the right to discontinue offering shares at any time or to cease operating entirely.

Waivers and/or Reduction of Charges

Your Class I share investments may count towards a reduction of sales charge paid on Class A and T shares. You may be able to lower the sales charge percentage on Class A and T by requesting “rights of accumulation” or a “letter of intent”. If you would like to add one of these features to your Class A and/or T share account, please contact Customer Service.

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Selling Shares

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below). However, Transamerica Funds has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. In cases where shares have recently been purchased and the purchase money is not yet available, redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. Shares purchased by wire are immediately available and not subject to the 15 day holding period.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee by all shareholders.

The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

To request your redemption and receive payment by:

Direct Deposit – ACH

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You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Direct Deposit – Wire

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You may request an expedited wire redemption in writing, or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record

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Written Request: Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

•	Telephone or Internet Request: You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address

•	This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)

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You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP or visit our website to obtain the appropriate form to complete.

Through an Authorized Dealer

•	You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	The type of account you have and if there is more than one shareholder.

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The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.

•

A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10

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days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.

•	When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.

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Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•	Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind. Please see the SAI for more details.

•	If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to original signature guarantee later in this prospectus.

Involuntary Redemptions

Each fund, to the fullest extent permitted by law, reserves the right to close your account if the account value falls below the fund’s minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions).

Exchanging Shares

•	You may request an exchange in writing, by phone, or by accessing your account through the internet.

•	You can exchange shares in one fund for shares in the same class of another fund offered in this prospectus.

•	The minimum exchange to a new fund account is $1,000.

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An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus of that fund carefully.

•	If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•	Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.

•	Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

•	The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

Converting Shares

If you hold Class A, C, I2 or P shares and are eligible for purchase of Class I shares as described above, you may be eligible to convert your class A, C, I2 or P shares to Class I shares of the same fund, subject to the discretion of Transamerica Fund Services, Inc. to permit or reject such a conversion. Please contact your financial adviser or Customer Service for conversion instructions.

A conversion between share classes of the same fund is a nontaxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

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The Following Information Applies to All Share Classes

Features and Policies

Checkwriting Service (For Class A shares of Transamerica Money Market only)

If you would like to use the checkwriting service, mark the appropriate box on the application or authorization form. Your Transamerica Money Market fund account must have a minimum balance of $1,000 to establish check writing privileges. The fund will send you checks when it receives these properly completed documents and your check has cleared the 15 day holding period. Checks must be written for at least $250, and investments made by check or ACH must have been in your account for at least 15 calendar days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day’s net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for “insufficient funds” and your account will incur a $20 service fee. Due to dividends accruing on your account, it is not possible to determine your account’s value in advance so you should not write a check for the entire value or try to close your account by writing a check. A stop payment on a check may be requested for a $20 service fee. The payment of funds is authorized by the signature(s) appearing on the Transamerica Funds application or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of the Transamerica Funds designated bank for its checkwriting service. Transamerica Funds has chosen UMB Bank, N.A. as its designated bank for this service. UMB Bank, N.A., or its bank affiliate (the Bank), is appointed agent by the person(s) signing the Transamerica Funds application or authorization form (the Investor(s)) and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to Transamerica Funds as requests to redeem shares registered in the name of the Investor(s) in the amounts of such checks.

This checkwriting service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees that he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the state of Missouri, pertaining to this checkwriting service, as amended from time to time. The Bank and/or Transamerica Funds has the right not to honor checks presented to it and the right to change, modify or terminate this checkwriting service at any time.

The checkwriting service is not available for IRAs, Coverdell ESAs, qualified retirement plans or Class B or Class C shares of Transamerica Money Market.

Customer Service

Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamericafunds.com. You may also send instructions by mail, by fax, or by using our automated phone system at 1-888-233-4339.

Uncashed Checks Issued on Your Account

If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original funds that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in Transamerica Money Market.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, Transamerica Funds reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs associated with maintaining the account. Transamerica Funds generally provides a 60-day notification to the address of record prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:

Account Balance (per fund account)	Fee Assessment (per fund account)

If your balance is below $1,000 per fund account	$25 annual fee assessed, until balance reaches $1,000

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No fees will be charged on:

•	accounts opened within the preceding 12 months

•	accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

•	accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	accounts for which Transamerica Funds in its discretion has waived the minimum account balance requirements

•	UTMA/UGMA accounts (held at Transamerica Funds)

•	State Street Custodial Accounts (held at Transamerica Funds)

•	Coverdell ESA accounts (held at Transamerica Funds)

•	Omnibus and Network Level 3 accounts

•	B share accounts whose shares have started to convert to A share accounts (as long as combined value of both accounts is at least $1,000)

While there is currently no minimum account size for maintaining a Class I share account, the funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Telephone Transactions

Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time.

Retirement and ESA State Street Account Maintenance Fees

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. An A share account which holds shares converted from a B-share account shall be considered as part of the original B share account for purposes of this fee. The fee is waived if the total of the retirement plan and ESA account(s)’ value per Social Security Number is more than $50,000.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.

Signature Guarantee

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

•	You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You are adding or removing a shareholder from an account.

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•	You are changing ownership of an account.

•	When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.

The funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the original signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Employer Sponsored Accounts

If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify Transamerica Funds by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

E-Mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

Reinvestment Privilege (Does not apply to Class I shares)

Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any contingent deferred sales charge (“CDSC”) you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.

Statements and Reports

Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fees are disclosed in this prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of the prior year’s income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

e-Delivery

Transamerica Funds offers e-Delivery, a fast and secure way of receiving statements and other shareholder documents electronically. Subscribers to e-Delivery are notified by e-mail when shareholder materials, such as prospectuses, financial transaction confirmations and financial reports, become available on the Transamerica Funds’ website.

Once your account is established, visit our website at www.transamericafunds.com, choose Transamerica Funds and then click on “Manage My Account” for more information and to subscribe. Then, once you have logged in to your account, select the “Electronic Delivery” option and follow the simple enrollment steps provided.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges

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of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

Transamerica Funds’ Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading which include limitations on the number of transactions in fund shares, as described in this prospectus. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling 90-day period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements. Transamerica Funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.

Reallocations in underlying series of Transamerica Funds by a Transamerica asset allocation fund which invests in other series of Transamerica in furtherance of a fund’s objective are not considered to be market timing or excessive trading.

Pricing of Shares

How Share Price is Determined

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price Is Determined

The NAV of each fund (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus or minus applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

Purchase orders for shares of the Transamerica asset allocation funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the asset allocation funds are received and accepted. For purchases of shares of the Transamerica asset allocation funds through the National Securities Clearing Corporation (“NSCC”), orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the asset allocation funds.

How NAV Is Calculated

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

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The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Distribution of Shares

Distribution Plans

The Board of Trustees of Transamerica Funds has adopted a 12b-1 Plan for each class of shares of each fund (except Class T and Class I shares). The Plan provides for payments of distribution and service fees, based on annualized percentages of daily net assets, to TCI, broker-dealers, financial intermediaries and others.

Distribution of Class A Shares.  Under the Plan, the funds pay distribution and service fees of up to 0.35% for Class A shares.

Distribution of Class B Shares.  Under the Plan, the funds pay distribution and service fees of up to 1.00% for Class B shares.

Distribution of Class C Shares.  Under the Plan, the funds pay distribution and service fees of up to 1.00% for Class C shares.

Distribution of Class R Shares.  Under the Plan, the funds pay distribution and service fees of up to 0.50% for Class R shares.

The Effect of Rule 12b-1 Plans.  Because the funds have 12b-1 Plans, even though Class B and C shares do not carry up-front sales loads, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A shares. In general, because 12b-1 Plan fees are paid on an ongoing basis, these fees will increase the cost of your investment and may cost more than other types of sales charges. For a complete description of the funds’ 12b-1 Plans, see the SAI.

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Underwriting Agreement

Transamerica Funds has an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), located at 4600 South Syracuse Street, Suite 1100, Denver, CO 80237. TCI is an affiliate of TAM and Transamerica Funds. Under this agreement, TCI underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds may pay TCI, or its agent, fees for its services. Of the distribution and service fees it usually receives for Class A and B shares, TCI, or its agent, may reallow or pay to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C and R shares, TCI, or its agent, reallows or pays to brokers, dealers or intermediaries its entire fee to those entities who sold them.

Other Distribution or Service Arrangements

TCI engages in wholesaling activities designed to support and maintain, and increase the number of, the financial intermediaries who sell shares of Transamerica Funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, Transamerica Funds to financial intermediaries and providing sales training, retail broker support and other services. Such activities are financed by TAM and TCI, and not the Transamerica Funds.

TCI (in connection with, or in addition to, wholesaling services), TAM, TIM and other fund sub-advisers, directly or through TCI, out of their past profits and other available sources, provide cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who have sold shares of the funds or sell shares of other series of Transamerica Funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing is not an expense of the funds, does not result in increased fund expenses, is not reflected in the fees and expenses sections of this prospectus and does not change the price paid by investors for the purchase of a fund’s shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to Transamerica Funds and/or shareholders in Transamerica Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a Transamerica fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These cash payments may take a variety of forms, including (without limitation) reimbursement of ticket charges, additional compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments to brokers and other financial intermediaries equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In 2009, TCI also paid flat annual fees ranging from [$____ ] to [$______ ] to [Insert Name of Broker]. TCI is also committed to pay to participate in meetings and events of other broker-dealers and banks.

As of December 31, [2009], TCI had such revenue sharing arrangements, with over [__] brokers and other financial intermediaries, of which some of the more significant include: [Insert Brokers]

For the calendar year ended December 31, [2009], TCI paid or expects to pay approximately [$__________] to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from [$______] to [$______] for a total of [$_______] from the following financial services firms to participate in functions, events and meetings, among other things: [Insert sub-advisers]

In addition, while TCI typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, TCI may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled “Dealer Reallowances” of the SAI.)

Also, TAM pays, out of its own assets, financial intermediaries a “trail” fee for servicing and maintenance of accounts of Class T shareholders in Transamerica Equity in an amount equal, on an annual basis, up to 0.10% of average daily net assets held by such Class T shareholders.

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From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events. For example, representatives of TCI visit brokers and other financial intermediaries and their sales representatives on a regular basis to educate them about the funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars, meetings and conferences, entertainment and meals to the extent permitted by law.

The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

Distributions and Taxes

Taxes on Distributions in General

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on amounts they receive. If a fund declares a dividend in October, November, or December payable to shareholders of record in such a month, but pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.

Each fund pays dividends annually, except the following: Transamerica Asset Allocation— Conservative Portfolio and Transamerica Balanced pay quarterly; Transamerica Flexible Income, and Transamerica AEGON High Yield Bond pay monthly; Transamerica Short-Term Bond and Transamerica Money Market calculate daily and pay monthly. If necessary, each fund may make distributions at other times as well.

The following are guidelines for how certain distributions by a fund are generally taxed to non-corporate shareholders under current federal income tax law:

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Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

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Distributions designated by the fund as “qualified dividend income” will also be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets). Qualified dividend income generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Note that a shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding year requirements in order to obtain the benefit of the lower tax rate applicable to qualified dividend income.

•	Other distributions generally will be taxed at the ordinary income tax rate applicable to the shareholder.

The tax rates in the first two bullets above do not apply to corporate shareholders.

The funds will send you a tax report annually summarizing the amount of and the tax aspects of your distributions. If you buy shares of a fund shortly before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed

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as ordinary income. These accounts are subject to complex tax rules and a tax-deferred account investor should consult their tax advisers regarding their investments in a tax-deferred account.

You must provide your taxpayer identification number to the fund along with certifications required by the Internal Revenue Service upon your investment in fund shares.

The asset allocation funds (offered in this prospectus) can have income, gains or losses from any distributions or redemptions in the underlying funds. Distributions of net capital gains or qualifying dividends of either the asset allocation funds or underlying funds will generally be taxed at long-term capital gain rates. Other distributions, including short-term capital gains, generally will be taxed as ordinary income. The structure of the asset allocation funds and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.

Taxes on the Sale or Exchange of Shares

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss. Any loss recognized on shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares.

Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain.

Note that money market funds typically maintain a stable net asset value of $1.00 per share. Assuming Transamerica Money Market maintains a stable net asset value, you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

Withholding Taxes

A fund in which you invest may be required to apply backup withholding of U.S. federal income tax (currently at a 28% rate) on all distributions payable to you if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker-dealer firm submits your account through the National Securities Clearing Corporation. Your broker-dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non- U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. persons under the federal tax laws may be subject to U.S. withholding taxes on certain distributions and are generally subject to U.S. tax certification requirements. Additionally, those shareholders will need to provide an appropriate tax form (generally, Form W-8BEN) and documentary evidence.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a Transamerica fund. More information is provided in the SAI of the funds. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in Transamerica Funds.

Asset Allocation Funds

The asset allocation funds, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio, as well as Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP and Transamerica International Moderate Growth VP, each separate series of Transamerica Series Trust, may own a significant portion of the shares of a Transamerica fund. Transactions by the asset allocation funds may be disruptive to the management of an underlying Transamerica fund.

Investment Policy Changes

A fund that has a policy of investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in the particular type of securities implied by its name will provide its

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shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Unless expressly designated as fundamental, all policies and procedures of the funds, including their investment objectives, may be changed at any time by the Board of Trustees without shareholder approval. The investment strategies employed by a fund may also be changed without shareholder approval.

To the extent authorized by law, Transamerica Funds and each of the funds reserve the right to discontinue offering shares at any time, to merge a class of shares, or to cease operations entirely.

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LIST AND DESCRIPTION OF CERTAIN UNDERLYING FUNDS

This section lists and describes the underlying funds in which some or all of the asset allocation series may invest and that are not otherwise discussed in this prospectus. This section summarizes their respective investment objectives and principal investment strategies and risks. Further information about certain underlying funds is contained in these underlying funds’ prospectuses, available at www.transamericafunds.com.

Fund Name	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Multi- Manager Alternative Strategies Portfolio	Transamerica Multi- Manager International Portfolio

Transamerica AEGON High Yield Bond		X	X	X
Transamerica AllianceBernstein International Value	X	X	X	X		X
Transamerica Balanced	X	X	X	X
Transamerica BlackRock Global Allocation	X	X	X	X	X	X
Transamerica BlackRock Large Cap Value	X	X	X	X
Transamerica BlackRock Natural Resources	X	X	X	X	X
Transamerica BNY Mellon Market Neutral Strategy	X	X	X	X	X
Transamerica Clarion Global Real Estate Securities	X	X	X	X	X	X
Transamerica Diversified Equity	X	X	X	X
Transamerica Equity	X	X	X	X
Transamerica Federated Market Opportunity	X	X	X	X	X	X
Transamerica First Quadrant Global Macro	X	X	X	X	X	X
Transamerica Flexible Income		X	X	X
Transamerica Focus	X	X	X	X
Transamerica Growth Opportunities	X	X	X	X
Transamerica Jennison Growth	X	X	X	X

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Fund Name	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Multi- Manager Alternative Strategies Portfolio	Transamerica Multi- Manager International Portfolio

Transamerica JPMorgan Core Bond		X	X	X	X
Transamerica JPMorgan International Bond		X	X	X	X
Transamerica JPMorgan Mid Cap Value	X	X	X	X
Transamerica Loomis Sayles Bond		X	X	X	X
Transamerica MFS International Equity	X	X	X	X		X
Transamerica Money Market	X	X	X	X	X
Transamerica Neuberger Berman International	X	X	X	X		X
Transamerica Oppenheimer Developing Markets	X	X	X	X	X	X
Transamerica Oppenheimer Small- & Mid-Cap Value	X	X	X	X
Transamerica PIMCO Real Return TIPS		X	X	X
Transamerica PIMCO Total Return		X	X	X
Transamerica Schroders International Small Cap	X	X	X	X	X	X
Transamerica Short-Term Bond		X	X	X
Transamerica Small/Mid Cap Value	X	X	X	X
Transamerica Third Avenue Value	X	X	X	X	X
Transamerica Thornburg International Value	X	X	X	X		X
Transamerica UBS Large Cap Value	X	X	X	X
Transamerica Van Kampen Emerging Markets Debt		X	X	X

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Fund Name	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Multi- Manager Alternative Strategies Portfolio	Transamerica Multi- Manager International Portfolio

Transamerica Van Kampen Mid-Cap Growth	X	X	X	X
Transamerica Van Kampen Small Company Growth	X	X	X	X
Transamerica WMC Emerging Markets	X	X	X	X	X	X

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Transamerica AllianceBernstein International Value seeks long-term growth of capital by investing primarily in equity securities of established companies from a variety of industries and developed countries. The fund primarily invests in issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund’s investment policies emphasize investments that are determined to be undervalued by the fund’s sub-adviser. The principal risks of investing in this underlying fund are: market risk; stock risk; value investing risk; foreign securities risk; currency risk; liquidity risk; derivatives risk; short sales risk; repurchase agreements risk; currency hedging risk; warrants and rights risk; securities lending risk; convertible securities risk; and leveraging risk.

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Transamerica BlackRock Global Allocation seeks to provide high total investment return through a fully managed investment policy utilizing U.S. and foreign equity securities, debt, and money market securities, the combination of which may be varied from time to time both with respect to types of securities and markets. The fund will invest in issuers located in a number of countries throughout the world, and it generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The principal risks of investing in this underlying fund are: market risk; stock risk; foreign securities risk; currency risk; small- or medium-sized companies risk; liquidity risk; preferred stock risk; convertible securities risk; fixed-income securities risk; distressed securities risk; commodities risk; high-yield debt securities risk; sovereign debt risk; precious metal related securities risk; real estate securities risk; warrants and rights risk; short sales risk; currency hedging risk; derivatives risk; securities lending risk; emerging markets risk; and loans risk.

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Transamerica BlackRock Large Cap Value seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of large cap companies that, at the time of purchase, comprise the fund’s benchmark, the Russell 1000® Value Index. The principal risks of investing in this underlying fund are: market risk; stock risk; value investing risk; foreign securities risk; currency risk; securities lending risk; convertible securities risk; preferred stock risk; and fixed-income securities risk.

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Transamerica BlackRock Natural Resources seeks to achieve long-term capital growth and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets. Under normal circumstances, the fund will invest at least 80% of its net assets in equities of companies with substantial natural resource assets, or in securities the value of which is related to the market value of some natural resource asset. The fund may invest in both U.S. and non-U.S. companies of any market capitalization. The principal risks of investing in this underlying fund are: market risk; stock risk; asset-based securities-natural resources risk; foreign securities risk; currency risk; emerging markets risk; small- or medium-sized companies risk; preferred stock risk; convertible securities risk; value investing risk; derivatives risk; leveraging risk; liquidity risk; country, sector or industry focus risk; and non-diversification risk.

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Transamerica BNY Mellon Market Neutral Strategy seeks investment returns exceeding the 3-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The sub-adviser seeks to achieve this objective by using a market neutral strategy and investing, under normal circumstances, at least 80% of the fund’s assets in equity securities (excluding cash collateral). The sub-adviser seeks to construct a diversified portfolio that has limited exposure to the U.S. equity general market risk and near neutral exposure to specific industries, sectors and capitalization ranges. The principal risks of investing in this underlying fund are: market

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risk; stock risk; short sales risk; derivatives risk; foreign securities risk; currency risk; leveraging risk; and portfolio turnover risk.

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Transamerica Clarion Global Real Estate Securities seeks long-term total return from investments principally in equity securities of real estate companies that include common stocks and convertible securities. Under normal conditions, the fund will invest at least 80% of its net assets in a portfolio of issuers that are principally engaged in the real estate industry. Total return consists of realized and unrealized capital gains and losses plus income. The fund’s portfolio will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. The principal risks of investing in this underlying fund are: market risk; stock risk; foreign securities risk; currency risk; real estate securities risk; REITs risk; small- or medium-sized companies risk; portfolio turnover risk; convertible securities risk; fixed-income securities risk; mortgage-related securities risk; and non-diversification risk.

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Transamerica Federated Market Opportunity seeks to provide moderate capital appreciation and high current income by investing, under normal market conditions, in domestic and foreign securities that the fund’s sub-adviser deems to be undervalued or out-of-favor or securities that it believes are attractive due to their income-producing potential. The principal risks of investing in this underlying fund are: market risk; stock risk; value investing risk; foreign securities risk; currency risk; emerging markets risk; fixed-income securities risk; high-yield debt securities risk; country, sector or industry focus risk; convertible securities risk; REITs risk; currency hedging risk; hybrid instruments risk; commodities risk; liquidity risk; leveraging risk; derivatives risk; investment companies risk; exchange-traded funds risk; and portfolio turnover risk.

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Transamerica First Quadrant Global Macro seeks to achieve total return from investments in the global equity, fixed-income, and currency markets, independent of market direction. The fund seeks to generate returns through risk-controlled exposure, long and short, to global equity, fixed-income, and currency markets through a wide range of derivative instruments and direct investments. The fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices, options on futures contracts and equity indices, securities and security indices, swap contracts and forward contracts. The fund may also invest directly in global equity securities (including exchange traded funds (“ETFs”) and common and preferred stock of U.S. and non-U.S. companies) and fixed-income securities (including U.S. and non-U.S. corporate bonds and debt securities guaranteed by U.S. and non-U.S. governments, their agencies or instrumentalities or supranational organizations). There are no limits on the amount of fund assets that may be allocated to any one of the equity, bond, and currency asset classes. Typically, the fund expects to diversify its exposure among at least ten different countries, including the United States. In selecting equity investments for the fund, First Quadrant is not constrained by any particular investment style or capitalization range. As a general matter, when the fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, or enters into a short sale, it will segregate liquid assets equivalent to the fund’s outstanding obligations under the contract or in connection with the short position. The principal risks of investing in this underlying fund are: market risk; stock risk; value investing risk; growth stock risk; small- or medium-sized companies risk; fixed-income securities risk; high-yield debt securities risk; prepayment risk; U.S. government agency obligations risk; foreign securities risk; currency risk; emerging markets risk; convertible securities risk; preferred stock risk; derivatives risk; short sales risk; leverage risk.

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Transamerica Jennison Growth seeks long-term growth of capital by investing substantially all of its total assets in equity securities (principally common stocks, preferred stocks, warrants, rights and depositary receipts) of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. The principal risks of investing in this underlying fund are: market risk; stock risk; growth stock risk; medium-sized companies risk; foreign securities risk; currency risk; preferred stock risk; and warrants and rights risk.

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Transamerica JPMorgan Core Bond seeks the highest possible current income within the confines of the primary goal of ensuring the protection of capital by investing at least 80% of its assets in U.S. government securities, medium to high-quality corporate bonds, mortgage-backed securities and asset-backed securities. The principal risks of investing in this underlying fund are: market risk; fixed-income securities; foreign securities risk; currency risk; mortgage related securities risk; and proprietary research risk.

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Transamerica JPMorgan International Bond seeks high total return by investing in high-quality, non-dollar denominated government and corporate debt securities of foreign issuers. The sub-adviser seeks to achieve this objective by investing at least 80% of the fund’s net assets in high-quality bonds. The sub-adviser determines whether to buy and sell securities using a combination of fundamental research and bond currency valuation models. The principal risks of investing in this underlying fund are: market risk; fixed-income securities risk; foreign securities risk; currency risk; emerging markets risk; country, sector or industry focus risk; derivatives risk; currency hedging risk; liquidity risk; and non-diversification risk.

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Transamerica JPMorgan Mid Cap Value seeks growth from capital appreciation by investing primarily (at least 80% of net assets under normal conditions) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the fund’s sub-adviser believes to be undervalued. The principal risks of investing in this underlying fund are: market risk; stock risk; foreign securities risk; currency risk; value investing risk; derivatives risk; REITs risk; preferred stock risk; convertible securities risk; and medium-sized companies risk.

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Transamerica Loomis Sayles Bond seeks high total investment return through a combination of current income and capital appreciation by investing fund assets principally in fixed-income securities. The fund normally invests at least 80% of its net assets in fixed-income securities, primarily investment-grade, fixed-income securities, although it may invest up to 35% of its assets in lower-rated fixed-income securities (“junk bonds”) and up to 20% of its assets in preferred stocks. The principal risks of investing in this underlying fund are: market risk; fixed-income securities risk; high-yield debt securities risk; bank loans risk; stock risk; preferred stock risk; foreign securities risk; currency risk; emerging markets risk; mortgage-related securities risk; REITs risk; repurchase agreements risk; Rule 144A securities risk; convertible securities risk; structured notes risk; derivatives risk; currency hedging risk; and liquidity risk.

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Transamerica MFS International Equity seeks capital growth by investing primarily in equity securities of foreign companies. Under normal market conditions, at least 80% of the fund’s net assets are invested in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts of issuers economically tied to a number of countries throughout the world, including emerging markets. The fund may invest a relatively high percentage of its assets in a single country, a small number of countries, or a particular geographic region. The fund may invest its assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of both. The principal risks of investing in this underlying fund are: market risk; stock risk; foreign securities risk; currency risk; emerging markets risk; small- or medium-sized companies risk; geographic concentration risk; growth stock risk; value investing risk; derivatives risk; preferred stock risk; and convertible securities risk.

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Transamerica Neuberger Berman International seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any size, including companies in developed and emerging industrialized markets. The fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. The principal risks of investing in this underlying fund are: market risk; stock risk; value investing risk; foreign securities risk; currency risk; country, sector or industry focus risk; emerging markets risk; small- or medium-sized companies risk; derivatives risk; currency hedging risk; securities lending risk; liquidity risk; and leveraging risk.

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Transamerica Oppenheimer Developing Markets aggressively seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets in equity securities of issuers that are economically tied to one or more emerging markets countries. In selecting securities, the fund’s sub-adviser looks primarily for foreign companies in developing markets with high growth potential. The principal risks of investing in this underlying fund are: market risk; stock risk; growth stock risk; foreign securities risk; currency risk; emerging markets risk; country, sector or industry focus risk; small- or medium-sized companies risk; fixed-income securities risk; convertible securities risk; preferred stock risk; liquidity risk; derivatives risk; currency hedging risk; warrants and rights risk; and portfolio turnover risk.

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Transamerica Oppenheimer Small- & Mid-Cap Value seeks capital appreciation by investing, under normal market conditions, 80% of its net assets in equity securities of small-cap and mid-cap domestic and foreign issuers. The fund’s sub-adviser uses a value approach to investing by searching for securities it believes to be undervalued in the marketplace. The principal risks of investing in this underlying fund are: market risk; stock risk; small- or medium-sized companies risk; value investing risk; derivatives risk; foreign securities risk; currency risk; preferred stock risk; fixed-income securities risk; convertible securities risk; currency hedging risk; liquidity risk; and portfolio turnover risk.

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Transamerica PIMCO Real Return TIPS seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing principally in Treasury Inflation-Protected Securities (or “TIPS”). The fund’s subadviser invests, under normal circumstances, at least 80% of the fund’s net assets in TIPS of varying maturities. The principal risks of investing in this underlying fund are: market risk; fixed-income securities risk; interest rate risk; foreign securities risk; currency risk; derivatives risk; leveraging risk; emerging markets risk; high-yield debt securities risk; stock risk; preferred stock risk; currency hedging risk; tax consequences risk; CPIU measurement risk; liquidity risk; mortgage-related securities risk; and non-diversification risk.

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Transamerica PIMCO Total Return seeks maximum total return consistent with preservation of capital and prudent investment management by investing principally in a diversified portfolio of fixed-income securities of varying maturities. The fund may invest its assets in derivative instruments. The principal risks of investing in this underlying fund are: market

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risk; fixed-income securities risk; derivatives risk; mortgage-related securities risk; foreign securities risk; currency risk; currency hedging risk; leveraging risk; emerging markets risk; high-yield debt securities risk; stock risk; preferred stock risk; and liquidity risk.

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Transamerica Schroders International Small Cap seeks to provide long-term capital appreciation by investing primarily in the equity securities of smaller companies located outside the U.S. The sub-adviser employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company-specific factors, including the company’s potential for long-term growth, financial condition, quality of management and sensitivity to cyclical factors, as well as the relative value of the company’s securities compared to the market as a whole. The principal risks of investing in this underlying fund are: market risk; stock risk; foreign securities risk; currency risk; growth stock risk; smaller companies risk; investment style risk; emerging markets risk; country/regional risk; liquidity risk; and derivatives risk.

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Transamerica Third Avenue Value seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in common stocks of U.S. and non-U.S. issuers. The fund invests in companies regardless of market capitalization, with the mix of its investments at any time depending on the industries and types of securities its sub-adviser believes represent the best values consistent with the fund’s strategies and restrictions. The principal risks of investing in this underlying fund are: market risk; stock risk; foreign securities risk; currency risk; fixed-income securities risk; small- or medium-sized companies risk; high-yield debt securities risk; non-diversification risk; and value investing risk; and value investing risk.

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Transamerica Thornburg International Value seeks long-term capital appreciation by investing, under normal circumstances, at least 75% of its assets in foreign securities of issuers that are located in a number of countries throughout the world. The fund may invest in emerging markets. The fund’s principal focus will be on traditional or basic stocks; however, the fund’s sub-adviser may include stocks that it believes provide value in a broader or different context. The fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The principal risks of investing in this underlying fund are: market risk; stock risk; foreign securities risk; currency risk; emerging markets risk; small- or medium-sized companies risk; value investing risk; fixed-income securities risk; derivatives risk; and currency hedging risk.

•

Transamerica UBS Large Cap Value seeks to maximize total return, consisting of capital appreciation and current income by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large capitalization companies. In selecting securities, the fund’s sub-adviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. The principal risks of investing in this underlying fund are: market risk; stock risk; value investing risk; preferred stock risk; convertible securities risk; warrants and rights risk; and derivatives risk.

•

Transamerica Van Kampen Emerging Markets Debt seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging markets countries. Under normal circumstances, at least 80% of the fund’s net assets will be invested in debt securities of issuers located in emerging markets countries. The principal risks of investing in this underlying fund are: market risk; fixed-income securities risk; foreign securities risk; currency risk; emerging markets risk; derivatives risk; non-diversification risk; and liquidity risk.

•

Transamerica Van Kampen Mid-Cap Growth seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in securities of medium-sized companies at the time of investment. The fund may also invest in common stocks and other equity securities of small- and large- cap companies, as well as preferred stocks, convertible securities, rights and warrants and debt securities. The principal risks of investing in this underlying fund are: market risk; stock risk; growth stock risk; small- or medium-sized companies risk; derivatives risk; foreign securities risk; currency risk; emerging markets risk; convertible securities risk; preferred stock risk; warrants and rights risk; fixed-income securities risk; REITs risk; and investing aggressively risk.

•

Transamerica Van Kampen Small Company Growth seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies (under normal circumstances, at least 80% of the fund’s net assets will be invested in such securities). The principal risks of investing in this underlying fund are: market risk; stock risk; smaller companies risk; growth stock risk; foreign securities risk; currency risk; derivatives risk; fixed-income securities risk; emerging markets risk; and REITs risk.

•

Transamerica WMC Emerging Markets seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are

107

traded principally on exchanges in emerging markets. The fund’s sub-adviser considers emerging markets to be markets with rapidly growing economies. The portfolio manager concentrates first on analysis of individual companies, then on analysis of individual sectors, countries and regions. The principal risks of investing in this underlying fund are: market risk; stock risk; growth stock risk; foreign securities risk; currency risk; emerging markets risk; country, sector or industry focus risk; small- or medium-sized companies risk; fixed-income securities risk; convertible securities risk; preferred stock risk; liquidity risk; derivatives risk; currency hedging risk; warrants and rights risk; and portfolio turnover risk.

The funds may invest their assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the funds may do so without limit. Although the underlying funds will do this only in seeking to avoid losses, the underlying funds may be unable to pursue their investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the funds have any uninvested cash, the funds would also be subject to risk with respect to the depository institution holding the cash.

108

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2009 has been derived from financial statements audited by [_________], whose report, along with the fund’s financial statements, is included in the October 31, 2009 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding through each period:

[TO BE INSERTED]

109

Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

Transamerica Funds
P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service: 1-888-233-4339

Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2010, and in the annual and semi-annual reports to shareholders. The Statement of Additional Information is incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission (“SEC”). Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, and Washington, DC 20549-0102. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.

To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about these funds, call or write to Transamerica Funds at the phone number or address above or visit Transamerica Funds’ website at www.transamericafunds.com. In the Transamerica Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

The Investment Company Act File Number for Transamerica Funds is 811-04556.

www.transamericafunds.com
Sales Support: 1-800-851-7555
Distributor: Transamerica Capital, Inc.

TRANSAMERICA FUNDS

Prospectus March 1, 2010

Class P Shares

Fund	Ticker

Transamerica AEGON High Yield Bond	THYPX

Transamerica Balanced	TABPX

Transamerica Diversified Equity	TADPX

Transamerica Equity	TAEPX

Transamerica Focus	TAFPX

Transamerica Growth Opportunities	TGOPX

Transamerica Money Market	TAPXX

TRANSAMERICA AEGON HIGH YIELD BOND (FORMERLY, TRANSAMERICA HIGH YIELD BOND)

Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P Shares*
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that Class P’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year		3 years		5 years		10 years
P	$	[[L:one_year_example]]	$	[[L:three_year_example]]	$	[[L:five_year_example]]	$	[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: AEGON USA Investment Management, LLC (“AUIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets in high-yield/high-risk bonds (commonly known as “junk bonds”).

Junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality. AUIM’s strategy is to achieve yields as high as possible while managing risk. AUIM uses a “top-down/bottom-up” approach in managing the fund’s assets. The “top-down” approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of the fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decision regarding the fund’s portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its “bottom-up” analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund’s portfolio, as well as all potential acquisitions.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

1

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for Class A shares of the fund, has been calculated to reflect returns without the sales charge normally applied to Class A shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The past performance information shown below is for Class A shares which would have substantially similar annual returns as Class P shares because both share classes are invested in the same portfolio of securities. Class A shares are not offered in this prospectus. The returns for Class A shares will vary from Class P shares to the extent that the classes do not have the same expense, and because Class P shares are not subject to sales charges. Performance information for Class P shares will be included after Class P shares have been in operation for one complete calendar year.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	Life of Fund[2]
Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Merrill Lynch High Yield Cash Pay Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class A commenced operations on June 14, 1985.
[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	AEGON USA Investment Management, LLC

Portfolio Managers:

Kevin Bakker, CFA, Portfolio Manager since 2007

2

Bradley J. Beman, CFA, CPA, Portfolio Manager since 1997

Benjamin D. Miller, CFA, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

TRANSAMERICA BALANCED

Investment Objective: Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P Shares*
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that Class P’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
P	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by primarily investing, under normal circumstances, in a combination of common stocks and high quality bonds with maturities of less than 30 years. The fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. TIM may shift portions held in bonds and stocks according to business and investment conditions. The fund will hold at least 25% of its assets in non-convertible fixed-income securities.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

The fund may invest in foreign securities, mortgage-backed securities and lower rated bonds. The fund may also invest in derivative securities, including futures, options and options on futures and swaps.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a

4

country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for Class A shares of the fund, has been calculated to reflect returns without the sales charge normally applied to Class A shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The past performance information shown below is for Class A shares which would have substantially similar annual returns as Class P shares because both share classes are invested in the same portfolio of securities. Class A shares are not offered in this prospectus. The returns for Class A shares will vary from Class P shares to the extent that the classes do not have the same

5

expense, and because Class P shares are not subject to sales charges. Performance information for Class P shares will be included after Class P shares have been in operation for one complete calendar year.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	Life of Fund[2]
Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class A commenced operations on December 2, 1994.
[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Note: Prior to May 28, 2004, a different sub-adviser managed this fund, it had a different investment objective, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead-Equity) since 1994

Greg D. Haendel, CFA, Portfolio Manager since 2008

Derek S. Brown, CFA, Portfolio Manager (Co-Fixed) since 2008

Edward S. Han, Portfolio Manager (Co-Equity) since 2005

John J. Huber, CFA, Portfolio Manager (Co-Equity) since 2005

Peter O. Lopez, Portfolio Manager (Co-Equity) since 2005

Erik U. Rollé, Portfolio Manager (Co-Equity) since 2005

Brian W. Westhoff, CFA, Portfolio Manager (Co-Fixed) since 2008

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other

6

intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

TRANSAMERICA DIVERSIFIED EQUITY

Investment Objective: Seeks to maximize capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P Shares*
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that Class P’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year		3 years		5 years		10 years
P	$	[[L:one_year_example]]	$	[[L:three_year_example]]	$	[[L:five_year_example]]	$	[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, generally invests, under normal circumstances, at least 80% of the fund’s net assets in domestic equity securities. The fund typically limits its holdings to fewer than 60 companies.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

TIM may invest in securities issued by companies of all sizes. Generally, however, TIM will invest in securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million at the time of investment. The fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment

8

relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class P shares of the fund. Absent limitations of the fund’s expenses, total returns would have been lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The fund launched on November 13, 2009. The fund acquired the assets and assumed the liabilities of two Transamerica Funds and two Transamerica Premier Funds, including Transamerica Premier Diversified Equity Fund (the “predecessor fund”), on November 13, 2009, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of the reorganizations. In connection with the predecessor fund reorganization, former Investor Class shareholders of the predecessor fund received Class P shares of the fund. The performance of Class P shares of the fund includes the performance of the predecessor fund’s Investor Class shares prior to the reorganization.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class P Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years
Class P
Return before taxes	%	%	%
Return after taxes on distributions[2]	%	%	%

9

Return after taxes on distributions and sale of fund shares[2]	%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead) since 2009

Kirk R. Feldhus, Portfolio Manager (Co) since 2009

Thomas E. Larkin, III, Portfolio Manager (Co) since 2009

John D. Lawrence, CFA, Portfolio Manager (Co) since 2009

Peter O. Lopez, Portfolio Manager (Co) since 2009

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

TRANSAMERICA EQUITY

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class P Shares*
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that Class P’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year		3 years		5 years		10 years
P	$	[[L:one_year_example]]	$	[[L:three_year_example]]	$	[[L:five_year_example]]	$	[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, generally invests, under normal circumstances, at least 80% of the fund’s net assets in domestic common stocks. TIM uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

The fund may invest in other securities or use other investment strategies in pursuit of its investment objective. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty

11

may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for Class A shares of the fund, has been calculated to reflect returns without the sales charge normally applied to Class A shares of the fund. Absent limitation of the fund’s expenses, total returns would have been lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The past performance information shown below is for Class A shares which would have substantially similar annual returns as Class P shares because both share classes are invested in the same portfolio of securities. Class A shares are not offered in this prospectus. The returns for Class A shares will vary from Class P shares to the extent that the classes do not have the same expense, and because Class P shares are not subject to sales charge. Performance history will be available for Class P after Class P has been in operation for one calendar year.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

12

	1 Year	5 Years	Life of Fund[2]
Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class A commenced operations on March 1, 2000.
[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead) since 2000

Edward S. Han, Portfolio Manager (Co) since 2005

John J. Huber, CFA, Portfolio Manager (Co) since 2005

Peter O. Lopez, Portfolio Manager (Co) since 2005

Erik U. Rollé, Portfolio Manager (Co) since 2005

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

TRANSAMERICA FOCUS

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P Shares*
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that Class P’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year		3 years		5 years		10 years
P	$	[[L:one_year_example]]	$	[[L:three_year_example]]	$	[[L:five_year_example]]	$	[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by primarily investing, under normal circumstances, in domestic equity securities that, in TIM’s opinion, are trading at a material discount to intrinsic value. TIM assesses intrinsic value primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The fund will generally invest in domestic equity securities of any size. The fund may also invest up to 10% of its assets in short sale positions. The fund may invest up to 20% of its assets in convertible and non-convertible high yield debt securities rated below investment grade.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual issuers against the context of broader market factors.

TIM seeks out U.S. companies showing strong potential for shareholder value creation, high barriers to competition, solid free cash flow generating ability, excellent capital allocation discipline and experienced management.

The fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities. In the event TIM is unable to identify sufficient investments that meet the fund’s criteria, the fund may maintain a balance in cash and cash equivalents that may range up to 40% of total assets. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

This fund is non-diversified.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your

14

investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class P shares of the fund. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

15

The fund acquired the assets and assumed the liabilities of Transamerica Premier Focus (the ‘predecessor fund”) on November 13, 2009, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of the reorganization. In connection with the reorganization, former Investor Class shareholders of the predecessor fund received Class P shares of the fund. The performance of Class P shares of the fund includes the performance of the predecessor fund’s Investor Class shares prior to the reorganization.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class P Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years
Class P
Return before taxes	%	%	%
Return after taxes on distributions[2]	%	%	%
Return after taxes on distributions and sale of fund shares[2]	%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)[3]

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[3]

This index served as the benchmark for the fund prior to November 13, 2009, at which time it was replaced with the Standard & Poor’s Stock Index. This benchmark index change was made to more accurately reflect the principal strategies following the changes described in the Note below.

Note: Prior to November 13, 2009, the fund was named Transamerica Legg Mason Partners All Cap, and had a different sub-adviser, a different investment objective and used different investment strategies.

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Edward S. Han, Portfolio Manager (Lead) since 2009

Kirk J. Kim, Portfolio Manager (Lead) since 2009

Joshua D. Shaskan, CFA, Portfolio Manager (Lead) since 2009

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

TRANSAMERICA GROWTH OPPORTUNITIES

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P Shares*
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that Class P’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
P	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, under normal circumstances, invests at least 65% of the fund’s assets in equity securities. A significant portion of the fund’s assets may be invested in the securities of companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase. TIM uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show strong potential for steady growth; high barriers to competition; and experienced management. TIM believes that companies with small- and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

The fund may invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

17

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

18

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for Class A shares of the fund, has been calculated to reflect returns without the sales charge normally applied to Class A shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The past performance information shown below is for Class A shares which would have substantially similar annual returns as Class P shares because both share classes are invested in the same portfolio of securities. Class A shares are not offered in this prospectus. The returns for Class A shares will vary from Class P shares to the extent that the classes do not have the same expense, and because Class P shares are not subject to sales charges. Performance information for Class P shares will be included after Class P shares have been in operation for one complete calendar year.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	Life of Fund[2]
Class A
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class A commenced operations on March 1, 2000.
[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

19

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Edward S. Han, Portfolio Manager (Lead) since 2005

John J. Huber, CFA, Portfolio Manager (Lead) since 2005

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

TRANSAMERICA MONEY MARKET

Investment Objective: Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[b]
Class P Shares*
Management fees	%
Distribution and service (12b-1) fees	%
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

[b]

In order to avoid a negative yield, TAM or any of its affiliates may waive fees or reimburse expenses of one or more classes of the fund. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject in certain circumstances to reimbursement by the fund to TAM or its affiliates. There is no guarantee that the fund would be able to avoid a negative yield.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who receive Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year		3 years		5 years		10 years
P	$	[[L:one_year_example]]	$	[[L:three_year_example]]	$	[[L:five_year_example]]	$	[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), invests the fund’s assets in the following high quality, short-term U.S. dollar-denominated money market instruments:

•	short-term corporate obligations, including commercial paper, notes and bonds

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

•	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	repurchase agreements involving any of the securities mentioned above

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s sub-adviser or Board of Trustees (where required by applicable regulations) will decide whether the security should be held or sold.

Principal Risks: An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your

21

investment at $1 per share, the fund could underperform other short-term debt instruments or money market funds, or you could lose money. The fund is subject to the following principal investment risks.

•

Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

•

Credit – An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline. Subordinated securities will be disproportionately affected by a default or downgrade.

•

Interest Rate – The interest rates on short-term obligations held in the fund’s portfolio will vary, rising or failing with short-term interest rates generally. The fund’s yield will tend to lag behind general changes in interest rates. The ability of the fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Yield Fluctuation – The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for Class A shares of the fund, has been calculated to reflect returns without the sales charge normally applied to Class A shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The past performance information shown below is for Class A shares which would have substantially similar annual returns as Class P shares because both share classes are invested in the same portfolio of securities. Class A shares are not offered in this prospectus. The returns for Class A shares will vary from Class P shares to the extent that the classes do not have the same expense, and because Class P shares are not subject to sales charges. Performance information for Class P shares will be included after Class P shares have been in operation for one complete calendar year.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

7-DAY YIELD1
(as of October 31, 2009)
Class A = ____%

Class A Shares	Quarter Ended	Return
Best Quarter:	[_______]	%
Worst Quarter:	[_______]	%

Average Annual Total Returns (periods ended December 31, 2009)2

	1 Year	5 Years	Life of Fund[3]
Return before Taxes
Class A	%	%	%

[1]	Call Customer Service (1-888-233-4339) for the current 7-day yield.
[2]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[3]	Class A commenced operations on March 1, 2002.

22

Management:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

MORE ON THE FUNDS’ STRATEGIES AND INVESTMENTS

The following provides additional information regarding the funds’ strategies and investments described at the front of the prospectus.

Transamerica AEGON High Yield Bond: The fund’s sub-adviser, AEGON USA Investment Management, LLC (“AUIM”), seeks to achieve this objective by principally investing at least 80% of the fund’s net assets in a diversified portfolio of high-yield/high-risk bonds (commonly known as “junk bonds”).

These junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality.

AUIM’s strategy is to achieve yields as high as possible while managing risk. AUIM uses a “top-down/bottom-up” approach in managing the fund’s assets. The “top-down” approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund’s portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its “bottom-up” analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund’s portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the “top-down” and “bottom-up” strategies. An industry may look attractive in one area, but not the other. They can review the results of their analysis and decide whether or not to proceed with a transaction.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Balanced: To achieve its goal, Transamerica Investment Management, LLC (“TIM”), invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. TIM’s equity and fixed-income management teams work together to build a portfolio of growth stocks combined with bonds that TIM considers to be of good credit quality purchased at favorable prices.

TIM uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The fund is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in TIM’s opinion.

•	Equity Investments

TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term, above-average rate of return. In projecting free cash flows and determining earnings potential and valuation, TIM uses multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

TIM takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

•	Fixed-Income Investments

TIM’s bond management team seeks out bonds with credit strength of the quality that it believes could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. TIM analyzes this market information daily, negotiating each trade and buying bonds at what TIM considers to be the best available prices.

24

The fund may invest in mortgage-backed securities and lower-rated bonds. The fund may also invest in derivative securities, including futures, options and options on futures, swaps and foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Diversified Equity: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), generally invests at least 80% of the fund’s net assets in a diversified portfolio of domestic equity securities. TIM uses an intrinsic valuation discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. The fund typically limits its holdings to fewer than 60 companies.

TIM uses a “bottom-up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. As part of TIM’s strategy, the fund’s portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment in TIM’s opinion.

In projecting cash flows and determining earnings potential, TIM uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company

To achieve the fund’s goal, TIM may invest in securities issued by companies of all sizes. Generally, however, TIM will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

Consistent with the fund’s objectives and other policies, TIM may, but need not, invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during the time, and it could reduce the benefit from any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Equity: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities.

TIM generally invests at least 80% of the fund’s net assets in a diversified portfolio of domestic common stocks. TIM believes in long-term investing and does not attempt to time the market.

TIM employs a rigorous research approach and buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

•	shareholder-oriented management

•	dominance in market share

•	cost production advantages

•	leading brands

•	self-financed growth

•	attractive reinvestment opportunities

While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or use other investment strategies in pursuit of its investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without

25

limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Focus: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing primarily in domestic equity securities that, in TIM’s opinion, are trading at a material discount to intrinsic value. TIM assesses intrinsic value primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The fund will generally invest in domestic equity securities of any size. The fund may also invest up to 10% of its assets in short sale positions. The fund may invest up to 20% of its assets in convertible and non-convertible high-yield debt securities rated below investment grade.

TIM will use a “bottom-up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The fund will be constructed one company at a time. Each company will pass through a research process and stand on its own merits as a viable investment in TIM’s opinion.

Tim’s equity management team selects U.S. companies showing:

•	strong potential for shareholder value creation

•	high barriers to competition

•	solid free cash flow generating ability

•	excellent capital allocation discipline

•	experienced management aligned with shareholder interests

TIM seeks out dominant business franchises where the long-term, value-creating potential has not fully been recognized by the market.

Consistent with the fund’s objective and other policies, the fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities.

In the event TIM is unable to identify sufficient investments that meet the fund’s criteria, the fund may maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefits from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

This fund is non-diversified.

Transamerica Growth Opportunities: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies.

TIM, under normal market conditions, invests at least 65% of the fund’s assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

•	strong potential for steady growth

•	high barriers to competition

•	experienced management incentivized along shareholder interests

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without

26

limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Money Market: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing substantially all of the fund’s assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments:

•	short-term corporate obligations, including commercial paper, notes and bonds

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

•	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	repurchase agreements involving any of the securities mentioned above

TIM also seeks to maintain a stable net asset value of $1.00 per share by investing in securities which TIM believes present minimal credit risk and maintaining the average maturity of obligations held in the fund’s portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

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MORE ON RISKS OF INVESTING IN THE FUNDS

Principal Investment Risks: The following provides additional information regarding the risks of investing in the funds described at the front of the prospectus.

Bank Obligations: If a fund concentrates in U.S. bank obligations, a fund will be particularly sensitive to adverse events affecting U.S. banks. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

Convertible Securities: Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

Credit: A fund may be subject to the risk that the issuer of a security in which it invests (or a guarantor) may fail to pay the principal or interest payments when due. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. This will lower the return from, and the value of, the security, which will lower the performance of a fund. A fund may incur expenses to protect a fund’s interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Currency: When a fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, a fund’s investments in foreign currency denominated securities may reduce the returns of a fund.

Derivatives: The use of derivative instruments may involve risks and costs different from, and possibly greater than, the risks and costs associated with investing directly in securities or other traditional investments. A fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of a fund’s net asset value. Even a small investment in derivatives can have a disproportionate impact on a fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by a fund. The other parties to certain derivative contracts present the same types of default or credit risk as issuers of fixed income securities. Certain derivatives may be illiquid, which may reduce the return of a fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may be difficult to value, or may be subject to the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest rate risk and credit risk. A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances or at reasonable prices. A fund’s sub-adviser may not make use of derivatives for a variety of reasons.

Fixed-Income Securities: The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

•	market risk: fluctuations in market value

•

interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

•

prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing a fund to reinvest in lower yielding securities

•

extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

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•

default or credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. A fund may incur expenses to protect the fund’s interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Focused Investing: To the extent a fund invests in a limited number of issuers, its performance may be more volatile than funds that hold a greater variety of securities.

Foreign Securities: Investments in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

•	different accounting and reporting practices

•	less information available to the public

•	less (or different) regulation of securities markets

•	more complex business negotiations

•	less liquidity

•	more fluctuations in prices

•	delays in settling foreign securities transactions

•	higher costs for holding shares (custodial fees)

•	higher transaction costs

•	vulnerability to seizure and taxes

•	political or financial instability and small markets

•	different market trading days

Growth Stocks: Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

High-Yield Debt Securities: High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A fund with high-yield debt securities may be more susceptible to credit risk and market risk than a fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a fund’s sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

Increase in Expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Interest Rate: The interest rates on short-term obligations held in a fund’s portfolio will vary, rising or falling with short-term interest rates generally. A fund’s yield will tend to lag behind general changes in interest rates.

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The ability of a fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

Market: The value of securities owned by a fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by a fund fall, the value of your investment in a fund will decline. The value of a security may fall due to factors affecting securities markets generally or a particular sector of the securities markets or factors affecting particular industries or issuers. Changes in market conditions will not have the same impact on all types of securities.

Mortgage-Related Securities: Mortgage-related securities in which a fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies or government-related fluctuation organizations, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Unlike mortgage-related securities issued or guaranteed by the U. S. government or its agencies and instrumentalities, mortgage related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Mortgage-related securities are subject to special risks. The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to a fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. A fund’s investments in mortgage-related securities are also exposed to prepayment or call risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring a fund to reinvest in lower yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. This is known as extension risk.

Non-Diversification: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because a fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

Short Sales: A short sale may be effected by selling a security that a fund does not own. In order to deliver the security to the purchaser, a fund borrows the security, typically from a broker-dealer or an institutional investor. A fund later closes out the position by returning the security to the lender. If the price of the security sold short increases, a fund would incur a loss; conversely, if the price declines, a fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. A fund’s use of short sales in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if a fund held only long positions. A fund may be unable to close out a short position at an acceptable price, and may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. Short selling involves higher transaction costs than typical long-only investing.

A short sale may also be effected “against the box” if, at all times when the short position is open, a fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that a fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, a fund would forego the potential realization of the increased value of the shares sold short.

Small- or Medium-Sized Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

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Stocks: Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy. Because the stocks a fund holds fluctuate in price, the value of your investment in a fund will go up and down.

Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style.

Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

Yield Fluctuation: Certain funds invest in short-term money market instruments. As a result, the amount of income paid to you by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of a fund’s income.

Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

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SHAREHOLDER INFORMATION

Investment Adviser

Transamerica Funds’ Board of Trustees is responsible for managing the business affairs of Transamerica Funds. It oversees the operation of Transamerica Funds by its officers. It also reviews the management of the funds’ assets by the investment adviser and sub-advisers. Information about the Trustees and executive officers of Transamerica Funds is contained in the Statement of Additional Information (“SAI”).

Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Funds. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund’s sub-adviser. The investment adviser also monitors the sub-advisers’ buying and selling of portfolio securities and administration of the funds. For these services, TAM is paid investment advisory fees. These fees are calculated on the average daily net assets of each fund.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC, sub-advisers to certain funds, are affiliates of TAM and Transamerica Funds.

From time to time TAM and/or its affiliates pay, out of their own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled “Other Distribution or Service Arrangements” in this Prospectus.

The funds may rely on an Order from the SEC (Release IC- 23379 dated August 5, 1998) that permits Transamerica Funds and its investment adviser, TAM, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on subadvisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

Advisory Fees

TAM receives compensation, calculated daily and paid monthly, from each fund based on an annual percentage of each fund’s average daily net assets. The advisory fee is calculated daily and paid monthly.

Advisory Fees Paid in 2009

For the fiscal year ended October 31, 2009, each fund paid the following advisory fee as a percentage of the fund’s average daily net assets:

Name of Fund	Percentage
Transamerica AEGON High Yield Bond	%
Transamerica Balanced	%
Transamerica Diversified Equity	%
Transamerica Equity	%
Transamerica Focus	%
Transamerica Growth Opportunities	%
Transamerica Money Market	%

Prior to November 13, 2009, TAM received the following compensation from Transamerica Balanced and Transamerica Equity, expressed as a specific percentage of the funds’ average daily net assets:

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Transamerica Balanced

First $250 million	0.80%

Over $250 million up to $500 million	0.75%

Over $500 million up to $1.5 billion	0.70%

Over $1.5 billion	0.625%

Transamerica Equity

First $500 million	0.75%

Over $500 million up to $2.5 billion	0.70%

Over $2.5 billion	0.65%

Note:     The advisory fees for Transamerica Balanced and Transamerica Equity were recently reduced.

After November 13, 2009, TAM received the following compensation from Transamerica Balanced and Transamerica Equity, expressed as a specified percentage of the funds’ average daily net assets.

Transamerica Balanced

First $500 million	0.75%

Over $500 million up to $1 billion	0.65%

Over $1 billion	0.60%

Transamerica Equity

First $500 million	0.73%

Over $500 million up to $2.5 billion	0.70%

Over $2.5 billion	0.65%

A discussion regarding the Board of Trustees’ approval of each fund’s advisory arrangements is available in each fund’s annual report for the fiscal year ended October 31, 2009.

Sub-Advisers

The name and address of the sub-advisers are listed below. Pursuant to Investment Sub-advisory Agreements between TAM and each sub-adviser on behalf of the respective funds, each sub-adviser shall make investment decisions, buy and sell securities for the funds, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

The sub-advisers listed below receive compensation, calculated daily and paid monthly, from TAM. For the fiscal year ended October 31, 2009, the sub-advisers received the following sub-advisory fees as a percentage of a fund’s average daily net assets:

Fund	Percentage	Name and Address of Sub-Adviser
Transamerica AEGON High Yield Bond	%	AEGON USA Investment Management, LLC (“AUIM”) 4333 Edgewood Road NE Cedar Rapids, IA 52499
Transamerica Balanced Transamerica Diversified Equity Transamerica Equity Transamerica Focus Transamerica Growth Opportunities Transamerica Money Market	% % % % %	Transamerica Investment Management, LLC (“TIM”) 11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

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Portfolio Manager(s)

The following funds are managed by portfolio manager(s). The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership in each fund.

Transamerica AEGON High Yield Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Bradley J. Beman, CFA, CPA/1997	Portfolio Manager	AUIM	Senior Vice President, Director – High Yield
Kevin Bakker, CFA/2007	Portfolio Manager	AUIM	Senior Vice President
Benjamin D. Miller, CFA/2006	High Yield Portfolio Manager	AUIM	High Yield Portfolio Manager

Transamerica Balanced

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Gary U. Rollé, CFA/1994	Portfolio Manager (Lead-Equity)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Greg D. Haendel, CFA/2008	Portfolio Manager	TIM	Principal, Portfolio Manager

Derek S. Brown, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Director of Fixed Income, Portfolio Manager
Edward S. Han/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager

John J. Huber, CFA/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager

Peter O. Lopez/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Director of Research, Portfolio Manager
Erik U. Rollé/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager, Securities Analyst
Brian W. Westhoff, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Portfolio Manager

Transamerica Diversified Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Gary U. Rollé, CFA/2009	Portfolio Manager (Lead)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Kirk R. Feldhus/2009	Portfolio Manager (Co)	TIM	Principal, Sr. Securities Analyst, Analyst
Thomas E. Larkin/2009	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Senior Securities Analyst
John D. Lawrence, CFA/2009	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2009	Portfolio Manager (Co)	TIM	Principal, Director of Research, Portfolio Manager

Transamerica Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Gary U. Rollé, CFA/2000	Portfolio Manager (Lead)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer

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Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Edward S. Han/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager

John J. Huber, CFA/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager

Peter O. Lopez/2005	Portfolio Manager (Co)	TIM	Principal, Director of Research, Portfolio Manager
Erik U. Rollé/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Securities Analyst

Transamerica Focus

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Edward S. Han/2009	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager

Kirk J. Kim/2009	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Joshua D. Shaskan, CFA/2009	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager

Transamerica Growth Opportunities

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Edward S. Han/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
John J. Huber, CFA/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager

Disclosure of Portfolio Holdings: A detailed description of the funds’ policies and procedures with respect to the disclosure of the funds’ securities is available in the SAI. The funds publish their top ten holdings on the Transamerica Funds website at www.transamericafunds.com within two weeks after the end of each month. In addition, the funds publish all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

TO CONTACT TRANSAMERICA FUNDS

Customer Service:	1-888-233-4339

Internet:	www.transamericafunds.com

Fax:	1-888-329-4339

Mailing Address:	Transamerica Fund Services, Inc.

P.O. Box 219945

Kansas City, MO 64121-9945

Overnight Address:	Transamerica Fund Services, Inc.

330 W. 9th Street

Kansas City, MO 64105

Opening an Account
Class P shares of the Transamerica Funds listed in this prospectus are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the funds’ distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Note: To help the U.S. Government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an

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account. On your application, be sure to include your name, date of birth (if an individual), residential address and Social Security Number or taxpayer identification number. If there are authorized traders on your account, please provide this information for each trader. If you do not provide this information, your account will not be established. If Transamerica Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated net asset value (“NAV”) per share.

Minimum Investment

Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)
Regular Accounts	$1,000	$50
IRA, Roth IRA or Coverdell ESA	$250	$50
Uniform Gift to Minors (“UGMA”) or Transfer to Minors (“UTMA”)	$250	$50
Payroll Deduction and Automatic Investment Plans	$50	$50*

* Minimum per monthly fund account investment.
Note:

Transamerica Funds reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Omnibus accounts maintained on behalf of certain 401(k) and other retirement plans are not subject to these account minimum requirements. The minimums may be waived for certain employer-sponsored retirement plans under which the employee limits his or her salary deferral purchase to one fund account. There are no minimums for “wrap” accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or Transamerica Capital, Inc. (“TCI”), and for investments made by a retirement plans, excluding IRAs.

The minimum initial and minimum subsequent investment requirements will be waived (to the extent applicable) with respect to transactions in an account in Transamerica Equity maintained by Fidelity Management Trust Company (“FMTC”) and on behalf of one or more 401)k) or other retirement plans. Net purchase and/or redemption orders forwarded on behalf of plan participants by FMTC with respect to the account will not be considered to be market timing or disruptive trading for purposes of compliance policies, and FMTC’s market timing and disruptive trading policies (and not those of Transamerica Equity) will apply to transactions by plan participants.

The Statement of Additional Information contains additional information.

By Mail

•	Send your completed application and check made payable to Transamerica Fund Services, Inc.

Through an Authorized Dealer

•	The dealer is responsible for opening your account and providing Transamerica Funds with your taxpayer identification number.

Buying Shares

Note: Class P Shares are closed to new investors except as described above.

Investors may purchase Class P shares of the funds at the “offering price” of the shares, which is the net asset value per share. Please note that purchase requests initiated through an automated service that exceeds $50,000 per day may be rejected and must be submitted in writing.

By Check

•	Make your check payable and send to Transamerica Fund Services, Inc.

•

If you are purchasing shares in an existing account(s), please reference your account numbers(s) and the Transamerica fund(s) you wish to invest in. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one fund, your check will be deposited into such fund.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•

Transamerica Funds does not accept money orders, traveler’s checks, starter checks, credit card convenience checks or cash. Cashier checks and third-party checks may be accepted, subject to approval by Transamerica Funds.

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By Automatic Investment Plan

With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

•

If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

By the Internet

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. Call Customer Service or visit our website for information on how to establish an electronic bank link.

By Payroll Deduction

•	You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this deduction.

By Wire Transfer

•

You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

Bank of America, NA, Charlotte, NC, ABA# 026009593, Credit: Transamerica Funds Acct # 3600622064, Ref: Shareholder name, Transamerica fund and account numbers.

•	Shares will be purchased at the next determined NAV after receipt of your wire if you have supplied all other required information.

Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker-dealer. To the extent authorized by law, Transamerica Funds and each of the funds reserve the right to discontinue offering shares at any time or to cease operating entirely.

Selling Shares

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time.

Proceeds from the redemption of your shares will usually be sent within three business days after receipt in good order of your request for redemption (unless you request to receive payment by wire or another option described below). However, Transamerica Funds has the right to take up to seven days to pay your redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. In cases where shares have recently been purchased and the purchase money is not yet available, redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. Shares purchased by wire are immediately available and not subject to the 15 day holding period.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee by all shareholders.

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The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

To request your redemption and receive payment by:

Direct Deposit – ACH

•

You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Direct Deposit – Wire

•

You may request an expedited wire redemption in writing, or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record

•

Written Request: Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

•	Telephone or Internet Request: You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address

•	This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)

•

You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP or visit our website to obtain the appropriate form to complete.

Through an Authorized Dealer

•	You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	The type of account you have and if there is more than one shareholder.

•

The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.

•

A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.

•	When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.

•

Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.

•	Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind. Please see the SAI for more details.

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•	If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to original signature guarantee later in this prospectus.

Involuntary Redemptions

Each fund, to the fullest extent permitted by law, reserves the right to close your account if the account value falls below the fund’s minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions).

Exchanging Shares

•	You may request an exchange in writing, by phone, or by accessing your account through the internet.

•	You can exchange shares in one fund for shares in the same class of other Transamerica Funds. Not all Transamerica Funds offer the classes of shares offered in this prospectus.

•

The minimum exchange to a new fund account is $1,000, unless your account is an UGMA, UTMA, or IRA, in which event it is $250. If you want to exchange between existing fund accounts, the required minimum will be $50 per fund account.

•

An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus of that fund carefully.

•	If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•	Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.

•	Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

•	The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

Features and Policies

Checkwriting Service (For Transamerica Money Market only)

If you would like to use the checkwriting service, mark the appropriate box on the application or authorization form. Your Transamerica Money Market fund account must have a minimum balance of $1,000 to establish check writing privileges. The fund will send you checks when it receives these properly completed documents and your check has cleared the 15 day holding period. Checks must be written for at least $250, and investments made by check or ACH must have been in your account for at least 15 calendar days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day’s net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for “insufficient funds” and your account will incur a $20 service fee. Due to dividends accruing on your account, it is not possible to determine your account’s value in advance so you should not write a check for the entire value or try to close your account by writing a check. A stop payment on a check may be requested for a $20 service fee. The payment of funds is authorized by the signature(s) appearing on the Transamerica Funds application or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of the Transamerica Funds designated bank for its checkwriting service. Transamerica Funds has chosen UMB Bank, N.A. as its designated bank for this service. UMB Bank, N.A., or its bank affiliate (the Bank), is appointed agent by the person(s) signing the Transamerica Funds application or authorization form (the Investor(s)) and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to Transamerica Funds as requests to redeem shares registered in the name of the Investor(s) in the amounts of such checks.

This checkwriting service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees that he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the state of Missouri, pertaining to this checkwriting service, as amended from time to time. The Bank and/or Transamerica Funds has the right not to honor checks presented to it and the right to change, modify or terminate this checkwriting service at any time.

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The checkwriting service is not available for IRAs, Coverdell ESAs, or qualified retirement plans of Transamerica Money Market.

Customer Service

Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamericafunds.com. You may also send instructions by mail, by fax, or by using the In-Touch line (automated phone system).

Uncashed Checks Issued on Your Account

If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original funds that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in Transamerica Money Market.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, Transamerica Funds reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs associated with maintaining the account. Transamerica Funds generally provides a 60-day notification to the address of record prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:

Account Balance (per fund account)	Fee Assessment (per fund account)
If your balance is below $1,000 per fund account	$25 annual fee assessed, until balance reaches $1,000

No fees will be charged on:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

•	accounts owned by an individual which, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	accounts for which Transamerica Funds in its discretion has waived the minimum account balance requirements

•	UTMA/UGMA accounts (held at Transamerica Funds)

•	State Street Custodial Accounts (held at Transamerica Funds)

•	Coverdell ESA accounts (held at Transamerica Funds)

•	Omnibus and Network Level 3 accounts

Telephone Transactions

Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time.

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Retirement and ESA State Street Account Maintenance Fees

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. An A share account which holds shares converted from a B-share account shall be considered as part of the original B share account for purposes of this fee. The fee is waived if the total of the retirement plan and ESA account(s)’ value per Social Security Number is more than $50,000.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.

Signature Guarantee

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

•	You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You are adding or removing a shareholder from an account.

•	You are changing ownership of an account.

•	When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.

The funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the original signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

E-Mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

Statements and Reports

Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fees are disclosed in this prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of the prior year’s income dividends and capital gains distributions will be mailed to shareholders early each year.

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Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

e-Delivery

Transamerica Funds offers e-Delivery, a fast and secure way of receiving statements and other shareholder documents electronically. Subscribers to e-Delivery are notified by e-mail when shareholder materials, such as prospectuses, financial transaction confirmations and financial reports, become available on the Transamerica Funds’ website.

Once your account is established, visit our website at www.transamericafunds.com, choose Transamerica Mutual Funds and then click on “Manage My Account” for more information and to subscribe. Then, once you have logged in to your account, select the “Electronic Delivery” option and follow the simple enrollment steps provided.

Marketing Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

Transamerica Funds’ Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading which include limitations on the number of transactions in fund shares, as described in this prospectus. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling 90-day period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements. Transamerica Funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by operational and information systems capabilities. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.

Class P Shares

The funds offer Class A, Class B, Class C, Class I, Class I2, Class P, Class R and Class T shares, each with its owns sales charge and expense structure. Not all Transamerica Funds offer all classes of shares. This prospectus includes Class P shares only. Class P shares are closed to new investors except as described above.

Class P Shares – No Load

With Class P shares, you pay no initial sales charge when you invest and no contingent deferred sales charge (“CDSC”) when you sell shares. There are 12b-1 distribution and service fees of up to 0.25% per year, except for Class P shares of Transamerica Money Market, which is subject to a distribution fee of 0.10% per year (currently waived).

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Pricing of Shares

How Share Price is Determined

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price Is Determined

The NAV of each fund (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus or minus applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

How NAV Is Calculated

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

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Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Investment Policy Changes

A fund that has a policy of investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in the particular type of securities implied by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Unless expressly designated as fundamental, all policies and procedures of the funds, including their investment objectives, may be changed at any time by the Board of Trustees without shareholder approval. The investment strategies employed by a fund may also be changed without shareholder approval.

To the extent authorized by law, Transamerica Funds and each of the funds reserve the right to discontinue offering shares at any time, to merge a class of shares, or to cease operations entirely.

Distribution of Shares

Distribution Plans

The Board of Trustees of Transamerica Funds has adopted a 12b-1 Plan for each class of shares of each fund. The Plan provides for payments of distribution and service fees, based on annualized percentages of daily net assets, to TCI, broker-dealers, financial intermediaries and others.

Distribution of Class P Shares. Under the Plan, the funds (except Transamerica Money Market) pay distribution and service fees of up to 0.25% for Class P shares. Transamerica Money Market pays distribution and service fees of up to 0.10% for Class P shares, however, these fees are currently waived until at least March 1, 2011.

The Effect of Rule 12b-1 Plans. Because the funds have 12b-1 Plans, even though Class P shares do not carry up-front sales loads, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A shares. In general, because 12b-1 Plan fees are paid on an ongoing basis, these fees will increase the cost of your investment and may cost more than other types of sales charges. For a complete description of the funds’ 12b-1 Plans, see the SAI.

Underwriting Agreement

Transamerica Funds has an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), located at 4600 South Syracuse Street, Suite 1100, Denver, CO 80237. TCI is an affiliate of TAM and Transamerica Funds. Under this agreement, TCI underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds may pay TCI, or its agent, fees for its services. Of the distribution and service fees it usually receives for Class P shares, TCI, or its agent, may reallow or pay to brokers or dealers who sold them 0.25% of the average daily net assets of those shares.

Other Distribution or Service Arrangements

TCI engages in wholesaling activities designed to support and maintain, and increase the number of, the financial intermediaries who sell shares of Transamerica Funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, Transamerica Funds to financial intermediaries and providing sales training, retail broker support and other services. Such activities are financed by TAM and TCI, and not the Transamerica Funds.

TCI (in connection with, or in addition to, wholesaling services), TAM, TIM and other fund sub-advisers, directly or through TCI, out of their past profits and other available sources, provide cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who have sold shares of the funds or sell shares of other series of Transamerica Funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing is not an expense of the funds, does not result in increased fund expenses, is not reflected in the fees and expenses sections of this prospectus and does not change the price paid by investors for the purchase of a fund’s shares or the amount received by a shareholder as proceeds from the redemption of fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to Transamerica Funds and/or shareholders in Transamerica Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial

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intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a Transamerica fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These cash payments may take a variety of forms, including (without limitation) reimbursement of ticket charges, additional compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated dollar amount. As of the date of this prospectus, TCI may make revenue sharing payments to brokers and other financial intermediaries equal to a percentage of periodic sales, such as monthly or quarterly sales, ranging from 5 basis points (0.05%) to 45 basis points (0.45%). In 2009, TCI also paid flat annual fees ranging from [$____ ] to [$______ ] to [Insert Name of Broker]. TCI is also committed to pay to participate in meetings and events of other broker-dealers and banks.

As of December 31, 2009, TCI had such revenue sharing arrangements, with over [__] brokers and other financial intermediaries, of which some of the more significant include: [Insert Brokers]

For the calendar year ended December 31, 2009, TCI paid or expects to pay approximately [$__________] to various brokers and other financial intermediaries in connection with revenue sharing arrangements.

For the same period, TCI received revenue sharing payments ranging from [$______] to [$______] for a total of [$_______] from the following financial services firms to participate in functions, events and meetings, among other things: [Insert sub-advisers]

In addition, while TCI typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, TCI may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled “Dealer Reallowances” of the SAI.)

Also, TAM pays, out of its own assets, financial intermediaries a “trail” fee for servicing and maintenance of accounts of Class T shareholders in Transamerica Equity in an amount equal, on an annual basis, up to 0.10% of average daily net assets held by such Class T shareholders.

From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events. For example, representatives of TCI visit brokers and other financial intermediaries and their sales representatives on a regular basis to educate them about the funds and to encourage the sale of fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars, meetings and conferences, entertainment and meals to the extent permitted by law.

The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment adviser or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

Distributions and Taxes

Taxes on Distributions in General

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although a fund will not have to pay income tax on amounts it distributes to shareholders, most shareholders will be taxed on

45

amounts they receive. If a fund declares a dividend in October, November, or December payable to shareholders of record in such a month, but pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.

Each fund pays dividend distributions annually in December, except Transamerica Balanced pays dividend distributions quarterly and Transamerica AEGON High Yield Bond pays dividend distributions monthly. Transamerica Money Market calculates a daily dividend rate and pays dividend distributions monthly. If necessary, each fund may make distributions at other times as well.

You normally will be taxed on distributions you receive from a fund, regardless of whether they are paid to you in cash or are

The following are guidelines for how certain distributions by a fund are generally taxed to individual taxpayers under current federal income tax law:

•

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

•

Distributions designated by the fund as “qualified dividend income” will also be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets). Qualified dividend income generally is income derived from dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

•	Other distributions generally will be taxed at the ordinary income tax rate applicable to the shareholder.

The tax rates in the first two bullets above do not apply to corporate shareholders.

The funds will send you a tax report annually summarizing the amount of and the tax aspects of your distributions. If you buy shares of a fund shortly before it makes a distribution (other than distributions paid by Transamerica Money Market that are not paid out of short-term or long-term capital gains), the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs,403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and a tax-deferred account investor should consult their tax advisers regarding their investments in a tax-deferred account.

Taxes on the Sale or Exchange of Shares

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares.

Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain.

Note that money market funds typically maintain a stable net asset value of $1.00 per share. Assuming Transamerica Money Market maintains a stable net asset value, you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

Withholding Taxes

A fund in which you invest may be required to apply backup withholding of U.S. federal income tax (currently at 28%) on all distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker-dealer firm submits your account through the National Securities Clearing Corporation. Your broker-dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non- U.S. address will be required to have a foreign

46

certification form completed by their broker-dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. investors under the federal tax laws may be subject to U.S. withholding taxes on certain distributions and are generally subject to U.S. tax certification requirements. Additionally, you will need to provide the appropriate tax form (generally, Form W-8BEN) and documentary evidence if you are not a U.S. citizen or U.S. resident alien.

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in, shares of a Transamerica fund. More information is provided in the SAI of the funds. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in Transamerica Funds.

47

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2009 has been derived from financial statements audited by [_________], whose report, along with the fund’s financial statements, is included in the October 31, 2009 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding through each period:

[TO BE INSERTED]

48

Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

Transamerica Funds
P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service: 1-888-233-4339

Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2010, and in the annual and semi-annual reports to shareholders. The Statement of Additional Information is incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission (“SEC”). Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, and Washington, DC 20549-0102. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.

To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about these funds, call or write to Transamerica Funds at the phone number or address above or visit Transamerica Funds’ website at www.transamericafunds.com. In the Transamerica Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

The Investment Company Act File Number for Transamerica Funds is 811-04556.

www.transamericafunds.com Sales Support: 1-800-851-7555 Distributor: Transamerica Capital, Inc.

TRANSAMERICA FUNDS

Prospectus March 1, 2010

Class I2 Shares

Fund	Ticker
Transamerica AEGON High Yield Bond	Not Applicable

(formerly, Transamerica High Yield Bond)

Transamerica AllianceBernstein International Value	Not Applicable
Transamerica Balanced	Not Applicable
Transamerica BlackRock Global Allocation	Not Applicable
Transamerica BlackRock Large Cap Value	Not Applicable
Transamerica BlackRock Natural Resources	Not Applicable
Transamerica BNY Mellon Market Neutral Strategy	Not Applicable
Transamerica Clarion Global Real Estate Securities	TRSIX
Transamerica Diversified Equity	Not Applicable
Transamerica Equity	Not Applicable
Transamerica Federated Market Opportunity	Not Applicable
Transamerica First Quadrant Global Macro	Not Applicable

(formerly, Transamerica UBS Dynamic Alpha)

Transamerica Flexible Income	Not Applicable
Transamerica Growth Opportunities	Not Applicable
Transamerica Jennison Growth	TJNIX
Transamerica JPMorgan Core Bond	Not Applicable
Transamerica JPMorgan International Bond	Not Applicable
Transamerica JPMorgan Mid Cap Value	Not Applicable
Transamerica Loomis Sayles Bond	Not Applicable
Transamerica MFS International Equity	Not Applicable
Transamerica Money Market	Not Applicable
Transamerica Neuberger Berman International	Not Applicable
Transamerica Oppenheimer Developing Markets	Not Applicable
Transamerica Oppenheimer Small- & Mid-Cap Value	Not Applicable
Transamerica PIMCO Real Return TIPS	Not Applicable
Transamerica PIMCO Total Return	Not Applicable
Transamerica Schroders International Small Cap	Not Applicable
Transamerica Short-Term Bond	Not Applicable
Transamerica Small/Mid Cap Value	TSMVX
Transamerica Third Avenue Value	Not Applicable
Transamerica Thornburg International Value	Not Applicable
Transamerica UBS Large Cap Value	Not Applicable

Fund	Ticker
Transamerica Van Kampen Emerging Markets Debt	Not Applicable
Transamerica Van Kampen Mid-Cap Growth	Not Applicable
Transamerica Van Kampen Small Company Growth	Not Applicable
Transamerica WMC Emerging Markets	Not Applicable

Transamerica WMC Emerging Markets	123

More on the Funds’ Strategies and Investments	127

More on Risks of Investing in the Funds	153

Shareholder Information	161

Financial Highlights

TRANSAMERICA AEGON HIGH YIELD BOND (FORMERLY, TRANSAMERICA HIGH YIELD BOND)

Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, including extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: AEGON USA Investment Management, LLC (“AUIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets in high-yield/high-risk bonds (commonly known as “junk bonds”).

Junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality. AUIM’s strategy is to achieve yields as high as possible while managing risk. AUIM uses a “top-down/bottom-up” approach in managing the fund’s assets. The “top-down” approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of the fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decision regarding the fund’s portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its “bottom-up” analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund’s portfolio, as well as all potential acquisitions.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Merrill Lynch High Yield Cash Pay Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 8, 2004.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	AEGON USA Investment Management, LLC

Portfolio Managers:

Kevin Bakker, CFA, Portfolio Manager since 2007

Bradley J. Beman, CFA, CPA, Portfolio Manager since 1997

Benjamin D. Miller, CFA, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA ALLIANCEBERNSTEIN INTERNATIONAL VALUE

Investment Objective: Seeks long-term growth of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, AllianceBernstein L.P. (“AllianceBernstein”) invests, under normal circumstances, primarily in equity securities of established companies selected from a variety of industries and developed countries. The fund will normally invest in companies that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund invests in companies that are determined by AllianceBernstein to be undervalued, using a fundamental value approach.

AllianceBernstein may seek to hedge a currency exposure resulting from securities positions when it finds the currency exposure unattractive. A security generally will be sold when it no longer meets appropriate valuation criteria.

The fund also may:

•	invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and “semi-governmental securities”;
•	invest up to 20% of its total assets in convertible securities;
•	invest up to 15% of its net assets in illiquid securities;
•	invest up to 10% of its total assets in rights and warrants (excluding but not limited to participation notes);
•	enter into derivatives contracts including forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;
•	enter into contracts for the purchase and sale for the future delivery of contracts based on financial indices;
•	enter into currency swaps and forward currency exchange contracts for hedging purposes;
•	make secured loans of portfolio securities of up to one-third of its total assets; and
•	enter into repurchase agreements.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Morgan Stanley Capital International Europe, Australasia, and Far East Index (Return before taxes only)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on December 6, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	AllianceBernstein L.P.
Portfolio Managers:

Sharon E. Fay, CFA, Chief Investment Officer - Global Value Equities since 1995

Eric J. Franco, CFA, Senior Portfolio Manager – Value Equities since 1998

Kevin F. Simms, CPA, Co-Chief Investment Officer - International Value Equities, Director of Research since 1999

Henry S. D’Auria, CFA, Chief Investment Officer - Emerging Markets Value Equities and Co-Chief Investment Officer – International Value Equities since 2000

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA BALANCED

Investment Objective: Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by primarily investing, under normal circumstances, in a combination of common stocks and high quality bonds with maturities of less than 30 years. The fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. TIM may shift portions held in bonds and stocks according to business and investment conditions. The fund will hold at least 25% of its assets in non-convertible fixed-income securities.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

The fund may invest in foreign securities, mortgage-backed securities and lower rated bonds. The fund may also invest in derivative securities, including futures, options and options on futures and swaps.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

Performance: The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I2 shares because both share classes are invested in the same portfolio of securities. Class A shares are not offered in this prospectus. The returns for Class A shares will vary from Class I2 shares to the extent that the Classes do not have the same expenses, and because Class I2 shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table).

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which if reflected, would lower returns. The table includes deduction of applicable Class A sales charges. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class A Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years
Return before taxes	%	%	%
Return after taxes on distributions[2]	%	%	%
Return after taxes on distributions and sale of fund shares[2]	%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Note: Prior to May 28, 2004, a different sub-adviser managed this fund, it had a different investment objective, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC
Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead-Equity) since 1994

Greg D. Haendel, CFA, Portfolio Manager since 2008

Derek S. Brown, CFA, Portfolio Manager (Co-Fixed) since 2008

Edward S. Han, Portfolio Manager (Co-Equity) since 2005

John J. Huber, CFA, Portfolio Manager (Co-Equity) since 2005

Peter O. Lopez, Portfolio Manager (Co-Equity) since 2005

Erik U. Rollé, Portfolio Manager (Co-Equity) since 2005

Brian W. Westhoff, CFA, Portfolio Manager (Co-Fixed) since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA BLACKROCK GLOBAL ALLOCATION

Investment Objective: Seeks to provide high total investment return.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”), invests, under normal circumstances, in United States and foreign equity securities, debt and money market securities, the combination of which may be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The fund will invest its assets in issuers that are located in a number of countries throughout the world. There is no limit on the percentage of assets the fund can invest in a particular type of security. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where its investments may be located. The fund uses its investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. At any given time, however, the fund may emphasize either debt securities or equity securities. The fund may also, from time to time, identify certain real assets, such as real estate or precious metals, that BlackRock believes will increase in value because of economic trends and cycles or political or other events. The fund may invest a portion of its assets in securities related to those real assets such as stock, fixed-income securities or convertible securities issued by real estate investment trusts. The fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights of companies of any market capitalization. In selecting stocks and other securities that are convertible into stocks, BlackRock emphasizes stocks that it believes are undervalued.

The fund may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return that other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies. The fund can invest in all types of debt securities of varying maturities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage and asset-backed securities, bank loans, and securities issued or guaranteed by certain international organizations such as the World Bank. The fund may engage in short sales. The fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. The fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets.

The fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and distressed securities. The fund may use derivatives to seek to increase the return of the fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the fund may invest in a security that increase in value with the price of a particular securities index. In some cases, the return on the security may be inversely related to the price of the index. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Under normal circumstances, the fund anticipates it will continue to allocate a substantial amount (approximately 40% or more – unless market conditions are not deemed favorable by BlackRock, in which case the fund would invest at least 30%) – of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located under the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; and (iv) of issuers doing a substantial amount of business outside the US., which the fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes, the fund may deviate very substantially from the allocation described above.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Commodities – To the extent the fund invests in instruments whose performance is linked to the price of an underlying commodity or commodity index, the fund will be subject to the risks of investing in physical commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The fund’s investment exposure to the commodities markets may subject the fund to greater volatility than investments in more traditional securities, such as stocks and bonds.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Distressed Securities – The fund may invest in distressed securities, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy. Distressed securities are speculative and involve substantial risks. The fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. The fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Precious Metal Related Securities – Investments in precious metals related securities are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of precious metals may fluctuate sharply over short periods of time. The metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

•

Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs are one type of real estate security. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure, and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Sovereign Debt – Sovereign debt instruments, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Financial Times Stock Exchange World Index (reflects no deduction for fees, expenses, or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on December 6, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	BlackRock Investment Management, LLC
Portfolio Managers:

Dennis W. Stattman, Senior Portfolio Manager since 2002

Dan Chamby, Associate Portfolio Manager since 2003

Romualdo Roldan, Associate Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA BLACKROCK LARGE CAP VALUE

Investment Objective: Seeks long-term capital growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”), invests at least 80% of the fund’s net assets in equity securities of large cap companies. The fund considers a large cap company to be one which, at the time of purchase, has a market capitalization equal to or greater than a company in the top 80% of the companies that comprise the Russell 1000® Value Index. As of December 31, 2009, the lowest market capitalization in this group was approximately $[_____].

The fund may invest in foreign securities that are represented by American Depositary Receipts. The fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. government debt securities.

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	BlackRock Investment Management, LLC
Portfolio Managers:

Robert C. Doll, Jr., CFA since 2005

Daniel Hanson, CFA since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA BLACKROCK NATURAL RESOURCES

Investment Objective: Seeks to achieve long-term capital growth and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”), will invest at least 80% of the fund’s assets in equity securities of companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. Generally, a company has substantial natural resource assets when at least 50% of the non current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly though subsidiaries) exploring, mining, refining, processing, fabricating, dealing in or owing nature resource assets. Companies’ values are related to the market value of a natural resource asset when in the opinion of management, the company’s market value or profitability is significantly affected by changes in the value of a natural resource. Natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber, land, underdeveloped real property, and agricultural commodities). The fund may also invest in futures contracts and other derivative instruments to help manage the risk of investing in companies with substantial natural resource assets. In addition, the fund may use derivatives to hedge its portfolio against market and currency risks or to seek to enhance returns. The derivatives that the fund may use include indexed and inverse securities, options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swaps. The fund may invest in asset-based securities. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

The sub-adviser normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agriculture. The sub-adviser focuses on investments in companies that provide exposure to commodities where existing, and projected, capacity is forecast to approach levels that represent full utilization of that capacity based upon supply and demand forecasts for the commodity. Under certain circumstances, however, the sub-adviser may concentrate its investments in one or more of these sectors or in one or more issuers in the natural resources related industries. The fund is a non-diversified fund and may focus its investments in one or more natural resource sectors. The fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The fund may invest in securities of issuers with any market capitalization.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Equity Securities – Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Investing Style – Historically, value investments have performed best during periods of economic recovery, therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the fund may underperform other equity funds that use different investing styles.

•

Market and Selection – Market risk is the risk that one or more markets in which the fund invests may go down in value. Selection risk is the risk that the securities selected by fund management may underperform the market or other securities selected by other funds. This means you lose money.

•

Mid Cap Securities – The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

•

Natural Resource Related Securities – Because the fund concentrates its investments in natural resource related securities, the fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the fund invests primarily in companies with natural resource assets, there is the risk that the fund will perform poorly during a downturn in natural resource prices.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

•

Sector – Sector risk is the risk that the fund concentration in the securities of companies in a specific market sector or industry will cause the fund to be more exposed to the price movements of companies in and developments affecting that sector or industry than a more broadly diversified fund. Because the fund invests primarily in one sector, there is the risk that the fund will perform poorly during a downturn in that sector.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Morgan Stanley Capital International Natural Resources Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on January 3, 2007.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	BlackRock Investment Management, LLC
Portfolio Managers:

Robert M. Shearer, CFA, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA BNY MELLON MARKET NEUTRAL STRATEGY

Investment Objective: Seeks investment returns exceeding the 3-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Dividend expense on short sales[a]	%
Other Expenses	%
Total annual fund operating expenses	%
Expense reduction[b]	%
Net operating expenses	%
a

When a cash dividend is declared on a stock the fund has sold short, the fund is required to pay an amount equal to that dividend to the party from whom the fund borrowed the stock and to record the payment of the dividend as an expense.

b

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, of average daily net assets (excluding extraordinary expenses and dividend expense on short sales). TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses and dividend expense on short sales. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Mellon Capital Management Corporation (a fully owned subsidiary of the Bank of New York Mellon Corporation) (“BNY Mellon”), uses a market neutral strategy and invests, under normal circumstances, at least 80% of the fund’s assets in equity securities (excluding cash collateral).

BNY Mellon seeks to construct for the fund a diversified portfolio that has limited exposure to the U.S. equity general market risk and near neutral exposure to specific industries, sectors and capitalization ranges. BNY Mellon seeks to hold approximately equal dollar amounts of equity securities long and short, so that the general stock market, industry or sector exposures affecting the securities held long and short will substantially offset each other. If this strategy is successful, the result will be a “market-neutral” portfolio, the returns of which tend to be driven primarily by the portfolio manager’s stock selection rather than by the effects of broader market conditions.

It is currently expected that the long and short positions of the fund will consist primarily of large-capitalization and medium capitalization U.S. equity securities listed on the New York, American, and NASDAQ exchanges. The fund may also invest up to 20% of its net assets in small-capitalization securities. The fund may also take long and short positions in securities of non-U.S.-domiciled companies if they are denominated in U.S. dollars and traded on a U.S. exchange, either directly or through ADRs or similar securities. The fund will also hold cash and cash equivalents to provide collateral for short positions. BNY Mellon seeks to identify and buy for the fund long portfolio securities it believes are undervalued relative to their peers or which demonstrate attractive momentum and growth characteristics. Conversely, when BNY Mellon believes that a security is overvalued relative to its peers or has negative growth prospectus, it may seek to sell it short at the then current market price.

The fund may achieve a positive return if either the value of securities in the fund’s long portfolio increases more than the securities underlying its short positions, or the value of securities in the fund’s long portfolio decreases less than the securities underlying its short positions, each taken as a whole. Conversely, the fund will incur losses if either the securities underlying its short positions increases in value more than the securities in its long portfolio, or the securities underlying its short positions decrease in value less than the securities in its long portfolio. Although BNY Mellon attempts to achieve returns for the fund’s shareholders that exceed the returns of the 3 month U.S. Treasury Bill, an investment in the fund is significantly different from, and involves greater risks than, an investment in 3 month U.S. Treasury Bills. Because the fund’s returns are expected to be driven primarily by BNY Mellon’s stock selection (both long and short), rather than general equity market movements, if BNY Mellon’s judgment about individual stocks proves to be incorrect, the fund could incur losses even during periods when the overall movement in stock prices are positive.

No purchase or short sale of any individual equity securities will be made if it causes the position to exceed 5% of the net assets of the fund, at the time of purchase or short sale.

The fund may invest its assets in cash, cash equivalents securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Turnover – The fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in a correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the fund’s performance.

•

Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Merrill Lynch 3-Month Treasury Bill +3% Wrap Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on January 3, 2007.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Mellon Capital Management Corporation
Portfolio Managers:

Michael F. Dunn, CFA, Lead Portfolio Manager since 2006

Oliver E. Buckley, Back-up Portfolio Manager since 2006

Langton C. (Tony) Garvin, CFA, Back-up Portfolio Manager since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA CLARION GLOBAL REAL ESTATE SECURITIES

Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Under normal conditions, the fund’s sub-adviser, ING Clarion Real Estate Securities, L.P. (“Clarion”) will invest at least 80% of the fund’s net assets in equity securities of issuers that are principally engaged in the real estate industry. Clarion considered issuers principally engaged in the real estate industries to be companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. The fund’s portfolio will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. As a general matter, Clarion intends to invest in common stocks and convertible securities of real estate companies, including real estate investment trusts (“REITs”).

Clarion uses a disciplined two-step process for constructing the fund’s portfolio. First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers, through which it examines several factors, including value and property, capital structure, and management and strategy. Clarion may decide to sell investments held by the fund for a variety of reasons, such as to secure gains, limit losses, or redeploy fund investments into opportunities believed to be more promising. Clarion also may engage in frequent and active trading of fund investments to achieve the fund’s investment objective. The fund may also invest in debt securities of real estate and non real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit certificates, and collateralized mortgage obligations, or short-term debt obligations. However, the fund does not directly invest in real estate.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

This fund is non-diversified.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

•

Portfolio Turnover – The fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in a correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the fund’s performance.

•

Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs are one type of real estate security. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure, and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
S&P Developed Property Index (reflects no deduction for fees, expenses, or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	ING Clarion Real Estate Securities, L.P.
Portfolio Managers:

T. Ritson Ferguson, CFA, Chief Investment Officer, Portfolio Manager since 2002

Joseph P. Smith, CFA, Managing Director, Portfolio Manager since 2002

Steven D. Burton, CFA, Portfolio Manager since 2002

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA DIVERSIFIED EQUITY

Investment Objective: Seeks to maximize capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, generally invests, under normal circumstances, at least 80% of the fund’s net assets in domestic equity securities. The fund typically limits its holdings to fewer than 60 companies.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

TIM may invest in securities issued by companies of all sizes. Generally, however, TIM will invest in securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million at the time of investment. The fund may invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.
•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table shows average annual total returns for Class P shares of the fund. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The fund launched on November 13, 2009. The fund acquired the assets and assumed the liabilities of two Transamerica Funds and two Transamerica Premier Funds, including Transamerica Premier Diversified Equity Fund (the “predecessor fund”), on November 13, 2009, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of the reorganizations. In connection with the predecessor fund reorganization, former Investor Class shareholders of the predecessor fund received Class P shares of the fund. The performance of Class P shares of the fund includes the performance of the predecessor fund’s Investor Class shares prior to the reorganization.

The past performance information shown below is for Class P shares, which are not available through this prospectus. Although Class I2 shares would have similar annual returns to Class P shares because the classes are invested in the same portfolio of securities, the returns for Class I2 shares will vary from Class P shares to the extent that the classes do not have the same expenses. Performance information for Class I2 shares will be included after the share classes have been in operation for one complete calendar year

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class P Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	Life of Class[2]
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class P commenced operations on November 13, 2009.

[2]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC
Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead) since 2009

Kirk R. Feldhus, Portfolio Manager (Co) since 2009

Thomas E. Larkin, III, Portfolio Manager (Co) since 2009

John D. Lawrence, CFA, Portfolio Manager (Co) since 2009

Peter O. Lopez, Portfolio Manager (Co) since 2009

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA EQUITY

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, generally invests, under normal circumstances, at least 80% of the fund’s net assets in domestic common stocks. TIM uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

The fund may invest in other securities or use other investment strategies in pursuit of its investment objective. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the fund invests in a limited number of issuers, changes in the value of individual securities may have a significant impact on your investment.
•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC
Portfolio Managers:

Gary U. Rollé, CFA, Portfolio Manager (Lead) since 2000

Edward S. Han, Portfolio Manager (Co) since 2005

John J. Huber, CFA, Portfolio Manager (Co) since 2005

Peter O. Lopez, Portfolio Manager (Co) since 2005

Erik U. Rollé, Portfolio Manager (Co) since 2005

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA FEDERATED MARKET OPPORTUNITY

Investment Objective: Seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Federated Equity Management Company of Pennsylvania (“Federated”), invests, under normal circumstances, primarily in domestic and foreign securities that Federated deems to be undervalued or out-of-favor. Federated may position the fund with respect to various asset-classes or individual securities on a net long or net short position. The fund’s investments may include, but are not limited to, the following: equity securities of domestic and foreign issuers (including American Depositary Receipts), fixed-income securities of both domestic and foreign issuers or sovereign governmental entities, foreign currency forward contracts, securities of precious metal companies, exchange traded funds (“ETFs”), and derivative and hybrid instruments.

This investment strategy is designed to enable the fund to pursue its investment objective while attempting to limit volatility. Federated’s investment management approach may be described as contrarian in nature because the sub-adviser anticipates that it will invest in out-of-favor securities, obtain short exposure on securities that are in favor, or deviate from the consensus view on markets in general, a sector, or individual securities. The fund’s asset allocation is based on valuation, sentiment, and technical considerations. Federated sells a portfolio security if it determines that the issuer does not continue to meet its stock selection criteria.

In addition to investing in equity and fixed-income securities, the fund may invest in the following in attempting to achieve its investment objective: derivative contracts or hybrid instruments, including options on indices, individual securities, futures (including financial and index futures) and currencies (both foreign and U.S. dollar), foreign forward currency contracts, convertible bonds, REITs, and shares of ETFs in order to achieve exposure to a specific region, country, commodity or market sector, or for other reasons consistent with its investment strategy. The fund may invest in derivative contracts, such as swaps, options, and futures contracts, to efficiently implement its overall investment strategies. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Commodities – To the extent the fund invests in instruments whose performance is linked to the price of an underlying commodity or commodity index, the fund will be subject to the risks of investing in physical commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The fund’s investment exposure to the commodities markets may subject the fund to greater volatility than investments in more traditional securities, such as stocks and bonds.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Country, Sector or Industry Focus – To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries, the fund will be more susceptible to negative events affecting those countries, sectors or industries.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Exchange Traded Funds – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of bonds. ETS shares may trade at a premium discount to NAV. ETFs are subject to secondary market trading risks.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Hybrid Instruments – The risks of investing in hybrid instruments include a combination of the risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

•

Investment Companies – To the extent that an underlying fund invests in other investment companies, such as exchange-traded funds, it is subject to the risks of these investment companies and bears its pro rata share of the investment companies’ expenses.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Turnover – The fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in a correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the fund’s performance.

•

REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)%		%
Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on December 6, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Federated Equity Management Company of Pennsylvania
Portfolio Managers:

Steven J. Lehman, CFA, Senior Portfolio Manager since 2005

Dana L. Meissner, CFA, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA FIRST QUADRANT GLOBAL MACRO

(FORMERLY, TRANSAMERICA UBS DYNAMIC ALPHA)

Investment Objective: Seeks to achieve total return from investments in the global equity, fixed-income, and currency markets, independent of market direction.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund seeks to generate returns through risk-controlled exposure, long and short, to global equity, fixed-income, and currency markets through a wide range of derivative instruments and direct investments. The fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices, options on futures contracts and equity indices, securities and security indices, swap contracts and forward contracts. The fund may also invest directly in global equity securities (including exchange traded funds (“ETFs”) and common and preferred stock of U.S. and non-U.S. companies) and fixed-income securities (including U.S. and non-U.S. corporate bonds and debt securities guaranteed by U.S. and non-U.S. governments, their agencies or instrumentalities or supranational organizations). There are no limits on the amount of fund assets that may be allocated to any one of the equity, bond and currency asset classes. Typically, the fund expects to diversify its exposure among at least ten different countries, including the United States. In selecting equity investments for the fund, First Quadrant Global Macro (“First Quadrant”), the fund’s sub-adviser, is not constrained by any particular investment style or capitalization range. In selecting bond investments for the fund, First Quadrant will have the flexibility to invest in debt related investments of any credit quality and with any duration. The fund will often use derivative instruments as its principal means to quickly and efficiently gain exposure to equity securities, fixed income securities and foreign currencies in seeking to take advantage of value (and reduce exposure to risk) that First Quadrant identifies in the global equity, bond, and currency markets.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Securities may be sold without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Country, Sector or Industry Focus – To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries, the fund will be more susceptible to negative events affecting those countries, sectors or industries.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Citigroup One Month Treasury Index (reflects no deduction for fees, expenses, or taxes)%		%
Consumer Price Index +5% (reflects no deduction for fees, expenses, or taxes)[4]	%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.

[2]	Class I2 commenced operations on January 3, 2007.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

[4]

This index served as the benchmark for the fund prior to November 1, 2009, at which time it was replaced with the Citigroup One Month Treasury Index. This benchmark index change was made to more accurately reflect the principal strategies following the changes described in the Note below.

Note: Prior to November 1, 2009, the fund was named Transamerica UBS Dynamic Alpha, and had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	First Quadrant, L.P.
Portfolio Managers:

Chuck Fannin, CFA, Portfolio Manager since 2009

Kenneth J. Ferguson, Portfolio Manager since 2009

Dori Levanoni, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA FLEXIBLE INCOME

Investment Objective: Seeks to provide high total return through a combination of current income and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, invests, under normal circumstances, at least 80% of the fund’s net assets in fixed-income securities. Fixed-income securities include: U.S. Government and foreign government bonds and notes (including emerging markets); mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations); corporate bonds of issuers in the U.S. and foreign countries (including emerging markets); convertible bonds and other convertible securities; bank loans and loan participations; structured notes; and preferred securities.

Under normal circumstances at least 50% of the value of the fund’s assets will be invested in (a) debt securities which have a rating within the four highest grades as determined by Moody’s Investors Services, Inc. (“Moody’s”) (“Aaa, Aa, A or Baa”) or Standard & Poor’s Corporation (“S&P”) (“AAA, AA, A or BBB”); (b) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (c); commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, Moody’s or A-1 or A-2 by S&P; or (d) cash or cash equivalents. Up to 50% of the value of the fund’s assets may be invested in other debt securities which are not rated by Moody’s or S&P or, if so rated, are not within the grades or ratings referred to above. The fund may engage in options and futures transactions, foreign currency transactions, and swap transactions. The fund may invest up to 20% of its total assets in equity securities, such as common stocks, rights, warrants or preferred stock. The fund may invest in securities of any maturity and does not have a target average duration.

The fund may use short-term trading as a means of managing its portfolio to achieve its investment objectives.

By virtue of short-term trading, the fund may engage in greater buying and selling activity than investment companies which are not permitted to employ such a policy in seeking their investment objectives. Such activity can result in greater costs of operation than is the case with other investment companies, and risks of loss in portfolio value could be greater. Accordingly, an investment in fund shares may be more speculative than an investment in shares of an investment company which cannot engage in short-term trading. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Securities may be sold without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. The fund’s investments in loans are also subject to prepayment or call risk.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Structured Instruments – The fund may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 8, 2004.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC
Portfolio Managers:

Kirk J. Kim, Portfolio Manager (Lead) since 2008

Peter O. Lopez, Portfolio Manager (Lead) since 2008

Brian W. Westhoff, CFA, Portfolio Manager (Lead) since 2005

Derek S. Brown, CFA, Portfolio Manager (Co) since 2008

Greg D. Haendel, CFA, Portfolio Manager (Co) since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA GROWTH OPPORTUNITIES

Investment Objective: Seeks to maximize long-term growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, under normal circumstances, invests at least 65% of the fund’s assets in equity securities. A significant portion of the fund’s assets may be invested in the securities of companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase. TIM uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show strong potential for steady growth; high barriers to competition; and experienced management. TIM believes that companies with small- and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

The fund may invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC
Portfolio Managers:

Edward S. Han, Portfolio Manager (Lead) since 2005

John J. Huber, CFA, Portfolio Manager (Lead) since 2005

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA JENNISON GROWTH

Investment Objective: Seeks long-term growth of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Jennison Associates LLC (“Jennison”), invests, under normal circumstances, at least 65% of the fund’s total assets in equity securities, principally common stocks, preferred stocks, warrants, rights and depositary receipts of U.S. companies with market capitalizations of at least $1 billion that Jennison considers to have above average prospects for growth. These companies are generally medium-to large-capitalization companies.

The sub-adviser uses a “bottom-up” approach, researching and evaluating individual company fundamentals rather than macro-economic factors, to identify individual companies with earnings growth potential that may not be recognized by the market at large.

The fund may invest up to 20% of its assets in the securities of foreign issuers.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Medium-Sized Companies – Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies generally are subject to more volatility in price than larger company securities.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 1000® Growth Index (Return before taxes only)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Jennison Associates LLC
Portfolio Managers:

Blair A. Boyer, Portfolio Manager since 2006

Michael A. Del Balso, Portfolio Manager since 2004

Spiros “Sig” Segalas, Portfolio Manager since 2004

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA JPMORGAN CORE BOND

Investment Objective: Seeks total return, consisting of current income and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”) seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s assets in bonds, including (without limitation):

•

U.S. government securities, including Treasury obligations and government sponsored enterprises such as Fannie Mae, Ginnie Mae, Freddie Mac and securities issued by other government agencies and instrumentalities

•	Medium- to high-quality corporate bonds
•	Mortgage-backed securities, including U.S. agency and nonagency pass through and Collateralized Mortgage Obligations (“CMOs”)
•	Asset-backed securities
•	Commercial Mortgage-Backed Securities (“CMBS”)

Generally, such bonds will have intermediate to long maturities.

To a lesser extent, it may invest in:

•	U.S. dollar-denominated foreign bonds
•	Short-term securities, including agency discount notes, commercial paper and money market funds

The fund may invest in bonds and other debt securities that are rated in the lowest investment grade category. The fund’s average weighted maturity will ordinarily range between four and 12 years. JPMorgan analyzes four major factors in managing and constructing the fund’s portfolio: duration, market sector, maturity, concentration and individual securities. JPMorgan looks for market sectors and individual securities that it believes will perform well over time. JPMorgan is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. The fund may use futures contracts, options, swaps and other derivatives as tools in the management of fund assets. The fund may use derivatives as a substitute for various investments, to alter the investment characteristics of the portfolio, for risk management and/or to increase income or gain to the fund. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

Performance: No performance is shown for the fund. Performance information will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	J.P. Morgan Investment Management Inc.
Portfolio Managers:

Douglas S. Swanson, Portfolio Manager since 2009

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA JPMORGAN INTERNATIONAL BOND

Investment Objective: Seeks high total return by investing in high-quality, non-dollar denominated government and corporate debt securities of foreign issuers.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), invests, under normal circumstances, at least 80% of the fund’s net assets in high-quality bonds with outstanding maturities of at least one year. A bond is deemed to be “high-quality” if it has a rating of AA- or higher from Standard & Poor’s Corporation (“S&P”) or Aa3 or higher from Moody’s Investors Services, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser). The fund normally invests in government and corporate debt securities of issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund may also invest up to 10% of its assets in emerging markets debt securities. JPMorgan determines whether to buy and sell securities for the fund by using a combination of fundamental research and bond and currency valuation models. Generally, the fund will purchase only bonds denominated in foreign currencies. The fund generally limits its use of hedging strategies that may minimize the effect of currency fluctuations. However, the fund may hedge up to 25% of its total assets in U.S. dollars when the portfolio manager considers the dollar to be attractive relative to foreign currencies. The fund may also invest in options, futures contracts, options on futures contracts, and swap agreements, provided that such investments are keeping with the fund’s investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

This fund is non-diversified.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Country, Sector or Industry Focus – To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries, the fund will be more susceptible to negative events affecting those countries, sectors or industries.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	Life of Class[2]
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
JPMorgan Government Bond Index ex-U.S. unhedged (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 shares commenced operations on December 6, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	J.P. Morgan Investment Management Inc.
Portfolio Managers:

Jon B. Jonsson, Portfolio Manager since 2005

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA JPMORGAN MID CAP VALUE

Investment Objective: Seeks growth from capital appreciation.

Note: The fund is currently closed to new investors.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of net assets in common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that JPMorgan believes to be undervalued. The fund will normally only purchase securities that are traded on registered exchanges or the over the counter market in the United States. The fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The fund may also invest up to 15% of its net assets in real estate investment trusts (“REITs”). Maximum weightings in any sector are double that of the benchmark or 25%, whichever is greater. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments without limit.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Medium-Sized Companies – Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies generally are subject to more volatility in price than larger company securities.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	Life of Class[2]
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 shares commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	J.P. Morgan Investment Management Inc.
Portfolio Managers:

Gloria Fu, CFA, Portfolio Manager since 2006

Lawrence Playford, CFA, Portfolio Manager since 2004

Jonathan K.L. Simon, Portfolio Manager since 1997

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA LOOMIS SAYLES BOND

Investment Objective: Seeks high total investment return through a combination of current income and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Loomis, Sayles & Company, L.P., invests, under normal circumstances, at least 80% of the fund’s assets in fixed-income securities. The fund invests primarily in investment grade fixed-income securities, although it may invest up to 35% of its assets in lower rated fixed income securities (“junk bonds”) and up to 20% of its assets in preferred stocks. The fund may invest in fixed-income securities of any maturity. The fund may also invest up to 10% of its assets in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. The fixed-income securities in which the fund may invest include without limitation: corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, foreign currency denominated securities, asset-backed securities, when issued securities, real estate investment trusts (“REITs”), Rule 144A securities, structured notes, repurchase agreements, and convertible securities. The fund may engage in options and futures transactions, foreign currency hedging transactions and swap transactions. The fund may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators.

Structured notes can be used to increase a fund’s exposure to changes in the value of assets or to hedge the risks of other investments that a fund holds. The fund may also invest in equity securities, including common stocks, preferred stocks and similar securities. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Rule 144A Securities – Rule 144A permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale to the public. Rule 144A securities may be deemed illiquid, and the fund might be unable to dispose of such securities promptly or at reasonable prices.

•

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Structured Instruments – The fund may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on January 3, 2007.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Loomis, Sayles & Company, L.P.
Portfolio Managers:

Kathleen C. Gaffney, CFA, Lead Portfolio Manager since 2007

Mathew J. Eagan, CFA, Co-Portfolio Manager since 2007

Daniel J. Fuss, CFA, Co-Portfolio Manager since 2007

Elaine M. Stokes, Co-Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA MFS INTERNATIONAL EQUITY

Investment Objective: Seeks capital growth.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, MFS® Investment Management (“MFS”), invests, under normal circumstances, at least 80% of the fund’s net assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts of issuers economically tied to a number of countries throughout the world, including emerging market countries. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Active Trading – Securities may be sold without regard to the length of time held. A high portfolio turnover rate may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Geographic – To the extent the fund invests a significant portion of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund will be more susceptible to negative events affecting those countries or that region, and could be more volatile than a more geographically diverse fund. Geographic risk is especially high in emerging markets.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) (reflects no deduction for fees, expenses or taxes)%		%
1

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

2.	Class I2 commenced operations on June 10, 2008.
3	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	MFS Investment Management
Portfolio Managers:

Daniel Ling, Portfolio Manager since 2009

Marcus L. Smith, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA MONEY MARKET

Investment Objective: Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[b]

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

b

In order to avoid a negative yield, TAM or any of its affiliates may waive fees or reimburse expenses of one or more classes of the fund. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject in certain circumstances to reimbursement by the fund to TAM or its affiliates. There is no guarantee that the fund would be able to avoid a negative yield.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Principal Investment Strategies: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), invests the fund’s assets in the following high quality, short-term U.S. dollar-denominated money market instruments:

•	short-term corporate obligations, including commercial paper, notes and bonds
•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
•	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
•	repurchase agreements involving any of the securities mentioned above

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s sub-adviser or Board of Trustees (where required by applicable regulations) will decide whether the security should be held or sold.

Principal Risks: An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, the fund could underperform other short-term debt instruments or money market funds, or you could lose money. The fund is subject to the following principal investment risks (in alphabetical order).

•

Bank Obligations – To the extent the fund invests in U.S. bank obligations, the fund will be more susceptible to adverse events affecting the U.S. banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

•

Credit – An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline. Subordinated securities will be disproportionately affected by a default or downgrade.

•

Interest Rate – The interest rates on short-term obligations held in the fund’s portfolio will vary, rising or failing with short-term interest rates generally. The fund’s yield will tend to lag behind general changes in interest rates. The ability of the fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Yield Fluctuation – The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

7-DAY YIELD1

(as of October 31, 2009)

Class I2 = [____%]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)2

	1 Year	Life of Class[3]
Return before Taxes	%	%

[1]	Call Customer Service (1-888-233-4339) for the current 7-day yield.

[2]	Actual returns may depend on the investor’s individual tax situation.

[3]	Class I2 commenced operations on November 15, 2005.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA NEUBERGER BERMAN INTERNATIONAL

Investment Objective: Seeks long-term growth of capital.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Neuberger Berman Management, LLC (“Neuberger”), invests, under normal circumstances; primarily in common stocks of foreign companies of any size, including companies that are economically tied to developed and emerging industrialized markets. The fund will normally invest in a number of countries throughout the world and expects to be investing in more than three different foreign countries.

The fund seeks to reduce risk by diversifying among many industries. Although the fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued.

The fund follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. The fund may also engage in borrowing and securities lending transactions and use derivatives. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Country, Sector or Industry Focus – To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries, the fund will be more susceptible to negative events affecting those countries, sectors or industries.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Securities Lending – Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Morgan Stanley Capital International Europe, Australasia, and Far East Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 shares commenced operations on December 6, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Neuberger Berman Management LLC
Portfolio Managers:

Benjamin Segal, CFA, Portfolio Manager since 2005

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA OPPENHEIMER DEVELOPING MARKETS

Investment Objective: Aggressively seeks capital apprecation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, OppenheimerFunds, Inc. (“Oppenheimer”), invests, under normal circumstances, at least 80% of the fund’s net assets in equity securities of issuers that are economically tied to one or more emerging markets countries. The fund will normally, diversify its investments across at least three different emerging market countries. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The fund will emphasize investments in common stocks and other equity securities. The fund will emphasize investments in growth companies, which can be in any market capitalization range.

In selecting securities for the fund, Oppenheimer looks primarily for foreign companies in developing markets with high growth potential. It uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates.

Oppenheimer generally defines “emerging markets” as countries outside the U.S. and most of Western Europe, Canada, Japan, Australia and New Zealand that have economies, industries and stock markets that it believes are growing and gaining more stability and offer attractive long-term investment prospects.

To seek its investment objective, the fund can also use the investment techniques and strategies described below:

Other Equity Securities. While the fund mainly buys common stocks, it can also buy preferred stocks and securities convertible into common stock and can hold rights and warrants.

Hedging. The fund can buy and sell futures contracts, put and call options, ad forward contracts. Some hedging strategies could hedge the fund’s portfolio against price fluctuations. Other hedging strategies would tend to increase the fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund’s foreign investments.

Portfolio Turnover. The fund’s investment process may cause the fund to engage in active and frequent trading. Therefore, the fund may engage in short-term trading while trying to achieve its objective.

Debt/Fixed Income Securities. The fund can invest in debt securities, including convertible securities, which can include foreign companies and governments.

Illiquid and Restricted Securities. The fund will not invest more than 15% of its nets assets in illiquid or restricted securities.

Derivatives. The fund can invest in a number of different derivative instruments to hedge investment risks or to seek increased returns. The fund may also invest in small, unseasoned companies, special situations and temporary defensive and interim investments. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Country, Sector or Industry Focus – To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries, the fund will be more susceptible to negative events affecting those countries, sectors or industries.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Turnover – The fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in a correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the fund’s performance.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	Life of Class[2]
Return before taxes	%	%	%
Return after taxes on distributions[3]	%	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%	%
Morgan Stanley Capital International Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)%		%	%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 shares commenced operations on December 6, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	OppenheimerFunds, Inc.
Portfolio Managers:

Justin Leverenz, CFA, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA OPPENHEIMER SMALL- & MID-CAP VALUE

Investment Objective: Seeks capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, OppenheimerFunds, Inc. (“Oppenheimer”), invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That range includes both small cap stocks (stocks of issuers having a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a market capitalization between $3 billion and $13 billion). The fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of small-cap and mid-cap domestic and foreign issuers. The fund emphasizes investment in equity securities of companies that Oppenheimer believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the fund, Oppenheimer uses a “value” approach to investing. The fund’s portfolio manager searches for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. The portfolio manager selects securities one at a time, looking primarily at individual companies against the context of broad markets. This is called a “bottom up” approach, and the portfolio manager uses fundamental company analysis to focus on particular companies before considering industry trends. The portfolio manager considers the following factors in assessing a company’s prospects: favorable supply/demand conditions for key products; development of new products or businesses; quality of management; competitive position in the marketplace; and allocation of capital.

While the fund invests primarily in common stocks, it may also invest in preferred stocks and securities convertible into common stocks. The fund can buy and sell futures contracts, put and call options, forward contracts and other derivatives. Some derivatives strategies could hedge the fund’s portfolio against price fluctuations. Other strategies would tend to increase the fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund’s foreign investments. The fund may also invest in unseasoned companies and illiquid restricted securities. The fund may have a high portfolio turnover rate. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Portfolio Turnover – The fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in a correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the fund’s performance.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on August 1, 2006.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	OppenheimerFunds, Inc.
Portfolio Manager:

John Damian, Portfolio Manager since 2006

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PIMCO REAL RETURN TIPS

Investment Objective: Seeks maximum real return consistent with preservation of real capital and prudent investment management.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub adviser, Pacific Investment Management Company LLC (“PIMCO”), invests, under normal circumstances, at least 80% of the fund’s net assets in Treasury Inflation Protected Securities or “TIPS” of varying maturities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average duration of the fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2009, was _______ years. Additional inflation protected investments may include inflation indexed bonds issued by agencies of the U.S. government, government sponsored enterprises, non-U.S. governments, U.S. corporations and foreign companies. Other investments may include mortgage-related securities, including stripped mortgage-related securities; and other fixed income securities, including corporate bonds and notes, asset-backed securities, money market instruments; and derivative instruments and forward commitments relating to the above securities.

PIMCO invests the fund’s assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, Fitch, or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging markets countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund’s total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

This fund is non-diversified.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

CPIU Measurement – The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Interest Rate – The interest rates on short-term obligations held in the fund’s portfolio will vary, rising or failing with short-term interest rates generally. The fund’s yield will tend to lag behind general changes in interest rates. The ability of the fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

•

Portfolio Turnover – The fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in a correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the fund’s performance.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

•

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

•

Rule 144A Securities – Rule 144A permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale to the public. Rule 144A securities may be deemed illiquid, and the fund might be unable to dispose of such securities promptly or at reasonable prices.

•

Sovereign Debt – Sovereign debt instruments, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 8, 2004.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Pacific Investment Management Company LLC
Portfolio Manager:
Mihir Worah, Portfolio Manager since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA PIMCO TOTAL RETURN

Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Pacific Investment Management Company LLC (“PIMCO”), invests, under normal circumstances, at least 65% of the fund’s net assets in a diversified portfolio of fixed-income instruments of varying maturities. The average duration of this fund normally varies within two year (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of December 31, 2009, was [_____ ] years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

PIMCO invests the fund’s assets primarily in investment grade debt securities, but may invest up to 10% of the total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, Fitch, or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of the fund’s total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging markets countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund’s total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the fund consists of income earned on the fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Leveraging – The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund also may have to sell assets at inopportune times to satisfy its obligations.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

•

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

•

Rule 144A Securities – Rule 144A permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale to the public. Rule 144A securities may be deemed illiquid, and the fund might be unable to dispose of such securities promptly or at reasonable prices.

•

Sovereign Debt – Sovereign debt instruments, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Pacific Investment Management Company LLC
Portfolio Manager:
Chris P. Dialynas, Portfolio Manager since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP

Investment Objective: Seeks to provide long-term capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Schroder Investment Management North America Inc. (“Schroders”), sub-adviser to the fund, under normal circumstances, invests at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in small capitalization companies (generally those with market capitalizations, based on the number of shares readily available in the market, of $4 billion or less at the time of investment) that it believes offer the potential for capital appreciation.

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company-specific factors. Schroders generally sells a security when its market price approaches the sub-adviser’s estimate of fair value or when the sub-adviser identifies a significantly more attractive investment candidate. The fund generally emphasizes developed markets in Europe and the Pacific, with a limited allocation to emerging markets. Stocks of emerging-markets countries can be substantially more volatile and substantially less liquid than those of both U.S. and more developed foreign markets.

The fund may invest in preferred stocks and closed-end investment companies that invest primarily in foreign securities. The fund may also invest in convertible securities and warrants. The fund may invest, to a limited extent, in derivatives. Investments in derivatives may subject the fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The fund does not intend to use derivatives for speculation or for the purpose of leveraging, or magnifying, investment returns.

The fund may enter into forward foreign currency exchange contracts, which are a type of derivative contracts. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Country/Regional – Local events, such as political upheaval, financial troubles, or natural disasters may weaken a country’s or a region’s securities markets. Because the fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Investment Style – Returns from foreign small-capitalization growth stocks may trail returns from the overall stock market. Historically, foreign small cap stocks have been more volatile in price than the large cap stocks that dominate the overall market, and they often perform quite differently.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Smaller Companies – Small companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
S&P Citigroup EuroPacific Extended Market Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on March 1, 2008.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Schroder Investment Management North America Inc.
Sub-Sub-Adviser
Schroder Investment Management North America Limited
Portfolio Manager:

Matthew Dobbs, Portfolio Manager since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA SHORT-TERM BOND

Investment Objective: Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets in fixed-income securities. Securities in which the fund invests include:

•	short-term and intermediate-term, investment-grade corporate obligations
•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
•	mortgage-backed securities
•	asset-backed securities

TIM may also invest in bank obligations, collateralized mortgage obligations, foreign securities and hybrids.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Merrill Lynch U.S. Corporate & Government 1-3 Year Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 8, 2004.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC
Portfolio Managers:

Greg D. Haendel, CFA, Portfolio Manager (Lead) since 2007

Derek S. Brown, CFA, Portfolio Manager (Co) since 2007

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA SMALL/MID CAP VALUE

Investment Objective: Seeks to maximize total return.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund’s sub-adviser, invests, under normal circumstances, at least 80% of the fund’s net assets in small- and mid-cap equity securities of domestic companies. The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of $100 million to $8 billion at the time of investment.

The fund generally will invest in small and mid-cap equities with valuation characteristics including low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability.

The fund may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 15, 2005.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC
Portfolio Managers:

Jeffrey J. Hoo, CFA, Portfolio Manager (Lead) since 2008

Thomas E. Larkin, III, Portfolio Manager (Co) since 2008

Joshua D. Shaskan, CFA, Portfolio Manager (Co) since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA THIRD AVENUE VALUE

Investment Objective: Seeks long-term capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Third Avenue Management LLC (“Third Avenue”), invests, under normal circumstances, at least 80% of the fund’s assets in common stocks of U.S. and non-U.S. issuers. The fund seeks to achieve its objective mainly by acquiring common stocks of companies with high-quality assets and a relative absence of liabilities at a discount to what the sub-adviser believes is their intrinsic value. The fund also seeks to acquire senior securities, such as debt instruments that the sub-adviser believes are undervalued.

Third Avenue employs an opportunistic, “bottom-up” research process to identify companies that it believes to have strong balance sheets, competent managements, and understandable businesses, where equity securities are priced at a discount to its estimate of intrinsic value.

The fund invests in companies regardless of market capitalization. The mix of investments at any time will depend on the industries and types of securities believed to represent the best values, consistent with the fund’s investment strategies and restrictions. The fund may invest up to 15% of its assets in high-yield/high risk fixed-income securities and other types of debt securities. The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

The fund is a non-diversified fund.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the

U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on May 1, 2007.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Third Avenue Management LLC
Portfolio Manager:
Curtis R. Jensen, Co-Portfolio Manager since 2007
Kathleen K. Crawford, Assistant Portfolio Manager 2007

Yang Lie, Co-Portfolio Manager since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA THORNBURG INTERNATIONAL VALUE

Investment Objective: Seeks to provide long-term capital appreciation. The secondary goal is to seek current income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund invests, and under normal circumstances, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities of issuers that are located in a number of countries throughout the world. The fund may invest in emerging markets.

The fund’s sub-adviser, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis, where it believes there is intrinsic value. The fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations (i.e., companies with market capitalizations of $2 billion or more at the time of purchase). The fund may also invest in partnership interests.

The fund may use forward currency contracts to hedge against a decline in the value of existing investments, denominated in foreign currency. The fund may purchase debt obligations of any maturity and of any quality. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Morgan Stanley Capital International All Country World Index Ex-U.S. (reflects no deduction for fees, expenses, or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on September 15, 2008.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Thornburg Investment Management, Inc.
Portfolio Managers:

William V. Fries, CFA, Co-Portfolio Manager since 2008

Wendy Trevisani, Co-Portfolio Manager since 2008

Lei Wang, CFA, Co-Portfolio Manager since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA UBS LARGE CAP VALUE

Investment Objective: Seeks to maximize total return, consisting of capital appreciation and current income.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, UBS Global Asset Management (Americas) Inc. (“UBS”), invests, under normal circumstances, at least 80% of the fund’s net assets in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies as those with a market capitalization of at least $3 billion. The fund may invest up to 20% of its net assets in companies that have market capitalizations within the range of the fund’s benchmark, the Russell 1000® Value Index, but below $3 billion in market capitalization. In selecting securities, UBS focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. Investments in equity securities may include, among others, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights. The fund may use derivative instruments for risk management purposes or as part of the fund’s investment strategies. The fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 8, 2004.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	UBS Global Asset Management (Americas) Inc.
Portfolio Managers:

Thomas M. Cole, Portfolio Manager since 2004

Thomas J. Digenan, Portfolio Manager since 2004

Scott C. Hazen, Portfolio Manager since 2004

John C. Leonard, Portfolio Manager since 2004

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA VAN KAMPEN EMERGING MARKETS DEBT

Investment Objective: Seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen (“Van Kampen”). The fund normally invests primarily in fixed-income securities of government and government-related issuers, and, to a lesser extent, corporate issuers in emerging markets countries. Under normal circumstances, at least 80% of the net assets of the fund will be invested in debt securities of issuers located in emerging markets countries. Van Kampen seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

The sub-adviser analyzes the global economic environment and its impact on emerging markets. The sub-adviser focuses on investing in countries that show signs of positive fundamental change.

In selecting securities, the sub-adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including (i) spread duration; (ii) real interest rates; and (iii) liquidity. The fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The sub-adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the fund from overvalued currencies or to take advantage of undervalued currencies. Derivative instruments used by the fund will be counted toward the 80% policy discussed below to the extent they have economic characteristics similar to the securities included within that policy. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Emerging markets countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The fund may also invest up to 25% of its assets in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

This fund is non-diversified.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest in a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 8, 2004.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Morgan Stanley Investment Management Inc.

(doing business as Van Kampen)

Portfolio Managers:

Abigail L. McKenna, Lead Portfolio Manager since 2004

Eric J. Baurmeister, Portfolio Manager since 2004

Federico L. Kaune, Portfolio Manager since 2004

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA VAN KAMPEN MID-CAP GROWTH

Investment Objective: Seeks capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser is Morgan Stanley Investment Management, Inc., which does business in certain instances (including its role as sub-adviser to this fund) under the name Van Kampen (“Van Kampen”). Under normal circumstances, at least 80% of the fund’s net assets will be invested in securities of medium-sized companies at the time of investment. A medium-sized company is generally defined by reference to those companies represented in the Russell Midcap® Growth Index.

Van Kampen seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. Van Kampen typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward profile. Van Kampen generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The fund may also invest in common stocks and other equity securities of small and large-sized companies, as well as preferred stocks, convertible securities, rights and warrants, and debt securities. Van Kampen also may utilize derivative instruments, including options on securities, futures contracts and options thereon and various currency transactions. Derivative instruments used by the fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within the policy.

Van Kampen may invest up to 25% of the fund’s assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts. The fund may also invest up to 10% of its assets in real estate investment trusts (“REITs”).

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Investing Aggressively – The value of developing company stocks may be volatile, and can drop significantly in a short period of time. Rights, options and futures contracts may not be exercised and may expire worthless. Warrants and rights may be less liquid than stocks. Use of futures and other derivatives may make the fund more volatile.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

•

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on January 3, 2006.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Morgan Stanley Investment Management Inc.

(doing business as Van Kampen)

Portfolio Managers:

Dennis P. Lynch, Lead Portfolio Manager since 2002

David S. Cohen, Portfolio Manager since 2002

Sam G. Chainani, Portfolio Manager since 2004

Armistead B. Nash, Portfolio Manager since 2008

Alexander T. Norton, Portfolio Manager since 2005

Jason C. Yeung, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA VAN KAMPEN SMALL COMPANY GROWTH

Investment Objective: Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen (“Van Kampen”). Under normal circumstances, at least 80% of the fund’s net assets will be invested in equity securities of small capitalization companies. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less.

Van Kampen seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies. Van Kampen selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

The fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. Van Kampen typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward profile. Van Kampen generally considers selling an investment when it determines the company no longer satisfies in investment criteria.

Van Kampen may invest up to 25% of the fund’s assets in securities of foreign issuers including emerging market securities, primarily through ownership of depositary receipts.

The fund will not invest more than 10% of its assets in lower rated, debt securities (rated Ba or lower by Moody’s or BB or lower by S&P of equivalent quality as determined by Van Kampen.

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the fund may purchase and sell certain derivative instruments, such as options, futures and options on futures. Derivative instruments used by the fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•

Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

•

Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

•

Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

•

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•

Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

•

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

•

REITs – When the fund invests in Real Estate Investment Trusts (“REITs”), it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages those properties or loan financings. REITs are subject to a highly technical tax structure; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

•

Smaller Companies – Small companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on November 8, 2004.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Morgan Stanley Investment Management Inc.

(doing business as Van Kampen)

Portfolio Managers:

David S. Cohen, Portfolio Manager since 2002

Sam G. Chainani, Portfolio Manager since 2004

Dennis P. Lynch, Portfolio Manager since 2002

Armistead B. Nash, Portfolio Manager since 2008

Alexander T. Norton, Portfolio Manager since 2005

Jason C. Yeung, Portfolio Manager since 2007

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TRANSAMERICA WMC EMERGING MARKETS

Investment Objective: Seeks long-term capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	%
Distribution and service (12b-1) fees	None
Other expenses	%
Total annual fund operating expenses	%
Expense reduction[a]	%
Net operating expenses	%
a

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 20__, to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed ___%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
I2	$[[L:one_year_example]]	$[[L:three_year_example]]	$[[L:five_year_example]]	$[[L:ten_year_example]]

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was [[L:portfolio_turnover_rate]] of the average value of its portfolio.

Principal Investment Strategies: The fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), invests, under normal circumstances, at least 80% of the fund’s net assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets. The sub-adviser considers emerging markets to be markets with rapidly growing economies. Examples of emerging markets include China, India, Pakistan, Mexico, Brazil, Chile, much of Southeast Asia, countries in Eastern Europe, the Middle East, parts of Africa and Latin America. Wellington Management also seeks to earn returns in excess of the MSCI Emerging Markets Equity Index.

The fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or if there are deteriorating industry or country fundamental. The fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The securities may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets. The fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The fund may invest in initial public offerings (“IPOs”), which are subject to specific risks, including high volatility, no track record, illiquid securities and less predictable earnings.

The fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. The fund may also invest in other types of derivatives.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

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Convertible Securities – The market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

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Country, Sector or Industry Focus – To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries, the fund will be more susceptible to negative events affecting those countries, sectors or industries.

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Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

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Currency Hedging – The fund may hedge its currency risk, using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

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Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

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Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to the foreign securities risks. These risks are greater for investments in emerging markets.

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Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

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Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulations also may affect the value of these securities.

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Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

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Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

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Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to the events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

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Portfolio Turnover – The fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in a correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the fund’s performance.

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Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

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Small- or Medium-Sized Companies – Small-or medium sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

•

Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

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Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance has varied from year to year, and how the fund’s Class I2 average annual total returns for different periods compare to the returns of a broad measure of market performance. The table shows average annual total returns for Class I2 shares of the fund. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

Annual Total Returns (calendar years ended December 31)

[Bar Chart To Be Updated]

Class I2 Shares	Quarter Ended	Return
Best Quarter:	[_____]	%
Worst Quarter:	[_____]	%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	Life of Class[2]
Return before taxes	%	%
Return after taxes on distributions[3]	%	%
Return after taxes on distributions and sale of fund shares[3]	%	%
Morgan Stanley Capital International Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)%		%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	Class I2 commenced operations on September 30, 2008.

[3]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Wellington Management Company, LLP
Portfolio Managers:

Vera M. Trojan, CFA, Portfolio Manager since 2008

Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. You buy and redeem shares at the fund’s next-determined net asset value (NAV) after receipt of your request in good order. The minimum initial purchase for Class I2 shares is $1 million.

Tax Information: The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ON THE FUNDS' STRATEGIES AND INVESTMENTS

The following provides additional information regarding the funds’ strategies and investments described at the front of the prospectus.

Transamerica AEGON High Yield Bond: The fund’s sub-adviser, AEGON USA Investment Management, LLC (“AUIM”), seeks to achieve this objective by principally investing at least 80% of the fund’s net assets in a diversified portfolio of high-yield/high-risk bonds (commonly known as “junk bonds”).

These junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality.

AUIM’s strategy is to achieve yields as high as possible while managing risk. AUIM uses a “top-down/bottom-up” approach in managing the fund’s assets. The “top-down” approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund’s portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its “bottom-up” analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund’s portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the “top-down” and “bottom-up” strategies. An industry may look attractive in one area, but not the other. They can review the results of their analysis and decide whether or not to proceed with a transaction.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica AllianceBernstein International Value: The fund’s sub-adviser, AllianceBernstein L.P. (“AllianceBernstein”), seeks to achieve this objective by investing primarily in equity securities of established companies selected from a variety of industries and developed countries. Under normal market conditions, the fund will primarily invest in issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. The fund’s investment policies emphasize investment in companies that are determined by AllianceBernstein to be undervalued, using a fundamental value approach. Investment decisions are the result of the multi-step process described below.

AllianceBernstein’s fundamental value approach to equity investing generally defines value by reference to the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

AllianceBernstein’s staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. AllianceBernstein identifies and quantifies the critical variables that control a business’s performance and analyzes the results in order to forecast each company’s long-term prospects and expected returns. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

Once AllianceBernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The fund does not simply purchase the top-ranked securities. Rather, AllianceBernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the fund. AllianceBernstein’s team of quantitative analysts builds valuation and risk models to seek a portfolio that is constructed to obtain an effective balance of risk and return.

In order to reduce the risk that an undervalued security will be purchased before an adverse event, AllianceBernstein also monitors analysts’ earnings-estimate revisions and relative return trends (also called “momentum”) so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Consequently, currency and equity positions are evaluated separately. In addition, AllianceBernstein may seek to hedge a currency exposure resulting from securities positions when it finds the currency exposure unattractive.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/ or momentum are favorable.

The fund also may:

•	Invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and “semi-governmental securities”;
•	Invest up to 20% of its total assets in convertible securities;
•	Invest up to 15% of its net assets in illiquid securities;
•	Invest up to 10% of its total assets in rights and warrants (including but not limited to participation notes);
•	Enter into derivatives contracts including forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;
•	Enter into contracts for the purchase and sale for the future delivery of contracts based on financial indices;
•	Enter into currency swaps and forward currency exchange contracts for hedging purposes;
•	Make secured loans of portfolio securities of up to one-third of its total assets; and
•	Enter into repurchase agreements.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Balanced: To achieve its goal, Transamerica Investment Management, LLC (“TIM”), invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. TIM’s equity and fixed-income management teams work together to build a portfolio of growth stocks combined with bonds that TIM considers to be of good credit quality purchased at favorable prices.

TIM uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The fund is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in TIM’s opinion.

•	Equity Investments

TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term, above-average rate of return. In projecting free cash flows and determining earnings potential and valuation, TIM uses multiple factors such as:

•	the quality of the management team;
•	the company’s ability to earn returns on capital in excess of the cost of capital;
•	competitive barriers to entry; and
•	the financial condition of the company.

TIM takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

•	Fixed-Income Investments

TIM’s bond management team seeks out bonds with credit strength of the quality that it believes could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. TIM analyzes this market information daily, negotiating each trade and buying bonds at what TIM considers to be the best available prices.

The fund may invest in mortgage-backed securities and lower-rated bonds. The fund may also invest in derivative securities, including futures, options and options on futures, swaps and foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica BlackRock Global Allocation: The fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”), seeks to achieve this objective through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which may be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The fund will invest its assets in issuers that are located in a number of countries throughout the world. There is no limit on the percentage of assets the fund can invest in a particular type of security. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where its investments may be located. This flexibility allows fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the fund’s objective.

The fund uses its investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. At any given time, however, the fund may emphasize either debt securities or equity securities. While the fund can, and does, look for investments in all the markets of the world, it will typically invest a majority of its assets in the securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. The fund may invest in both developed and emerging markets. BlackRock tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. BlackRock will consider such factors as the rate of economic growth, natural resources, capital reinvestment and the social and political environment when selecting a market. In deciding between equity and debt investments, BlackRock looks at a number of factors, including the relative opportunity for capital appreciation, capital recovery risk, dividend yields and the level of interest rates paid on debt securities of different maturities.

The fund may also, from time to time, identify certain real assets, such as real estate or precious metals, that BlackRock believes will increase in value because of economic trends and cycles or political or other events. The fund may invest a portion of its assets in securities related to those real assets such as stock, fixed-income securities or convertible securities issued by real estate investment trusts.

The fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights of companies of any market capitalization. In selecting stocks and other securities that are convertible into stocks, BlackRock emphasizes stocks that it believes are undervalued. BlackRock places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends. The fund may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The fund can invest in all types of debt securities of varying maturities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage and asset backed securities, bank loans, and securities issued or guaranteed by certain international organizations such as the World Bank.

The fund may engage in short sales. The fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. The fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. The fund may also make short sales “against the box” without being subject to this limitation. In this type of short sale, at the time of the sale, the fund owns or has the immediate and unconditional right to acquire the identical securities at no additional cost.

The fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and distressed securities. Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which BlackRock considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations that are purchased by the fund in the secondary market. Distressed securities are securities that are in default on payments of interest or principal at the time the fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. The fund will invest in these securities only when BlackRock believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The fund may use derivatives to seek to increase the return of the fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return on the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities may make it easier for the fund to access other markets or hedge risks of other assets held by the fund these securities are subject to the risks related to the underlying index or other assets.

The fund may also lend its portfolio securities, may hold non-US dollar cash investments, and may invest uninvested cash balances in affiliated money market funds.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

The fund’s internal composite reference benchmark has at all times since the fund’s formation included a 40% weighting in non-U.S. securities. Throughout its history, the fund has maintained a weighting in non-U.S. securities, often exceeding the 40% benchmark weighting and rarely falling below this allocation. Under normal circumstances, the fund anticipates it will continue to allocate a substantial amount (approximately 40% or more – unless market conditions are not deemed favorable by BlackRock, in which case the fund would invest at least 30%) – of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; and (iv) of issuers doing a substantial amount of business outside the U.S., which the fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes the fund may deviate very substantially from the allocation described above.

Transamerica BlackRock Large Cap Value: The fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”), seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of large cap companies. The fund considers large cap companies to be companies that, at the time of purchase, comprise the fund’s benchmark, the Russell 1000® Value Index.

The fund will seek to outperform the Russell 1000® Value Index by investing in equity securities that BlackRock believes are selling at below normal valuations. The fund emphasizes value-oriented investments.

In selecting securities for the fund from its benchmark universe, BlackRock uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation.

A company’s stock price relative to its earnings and book value, among other factors, is also examined—if BlackRock believes that a company is overvalued, it will not be considered as an investment for any fund. After the initial screening is done, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations. “Fundamental analysis” is a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value.

Because the fund generally will not hold all the stocks in its index, and because its investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an “index” fund. In seeking to outperform the benchmark, however, BlackRock reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

•	Relative price to earnings and price to book ratios
•	Stability and quality of earnings

•	Earnings momentum and growth
•	Weighted median market capitalization of the portfolio
•	Allocation among the economic sectors of the portfolio as compared to the applicable index
•	Weighted individual stocks within the applicable index

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to the risk with respect to the depository institution holding the cash.

Transamerica BlackRock Natural Resources: The fund’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock”), seeks to achieve this objective by investing principally in equity securities of U.S. and non-U.S. companies with substantial natural resource assets.

Under normal circumstances, the fund will invest at least 80% of its net assets in equities of companies with substantial natural resource assets, or in securities the value of which is related to the market value of some natural resource asset. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries) exploring, mining, refining, processing, fabricating, dealing in or owing natural resource assets. Companies’ values are related to the market value of a natural resource asset when, in the opinion of management, the company’s market value or profitability is significantly affected by changes in the value of a natural resource. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber, land, underdeveloped real property, and agricultural commodities.

The fund may invest in both U.S. and non-U.S. companies of any market capitalization, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies.

The fund uses a combination of “top-down” and “bottom-up” investment analysis. With a “top-down” analysis, BlackRock seeks to allocate investments to natural resource-related economic sectors that it believes have more favorable pricing power than other sectors. In a “bottom-up” analysis, BlackRock also selects investments based on its assessment of the management quality and earning prospects of individual companies. When assessing individual companies, BlackRock looks for companies that it believes are relatively undervalued.

A company’s stock is undervalued when the stock’s current price is less than what BlackRock believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, rate of return on capital, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. BlackRock may also determine a company is undervalued if its stock price is depressed due to setbacks from which BlackRock believes the company will recover. BlackRock attempts to identify companies that are undervalued based on relative price-earnings, price-to-book, and price-to-cash-flow ratios. In seeking to identify such companies, BlackRock considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by BlackRock.

The fund will invest in common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks or other asset. The fund also may invest in futures contracts and other derivative instruments to help manage the risk of investing in companies with substantial natural resource assets.

In addition, the fund may use derivatives to hedge its portfolio against market and currency risks or to seek to enhance returns. The derivatives that the fund may use include indexed and inverse securities, options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swaps.

The fund may invest in asset-based securities. These are fixed-income securities whose principal amount, redemption terms or conversion terms are related to the market price of some natural resource asset, such as gold bullion. The fund will only purchase asset-based securities that are rated, or are issued by issuers that have outstanding debt obligations rated, investment grade or are issued by issuers that BlackRock has determined to be of similar creditworthiness. The fund also may invest in asset-based securities the potential return of which is based on the change in a specified commodity price. The fund may, for example, invest in a debt security that pays a variable amount of interest or principal based on the current level of a natural resource commodity, such as gold or oil.

The fund is non-diversified, and may focus its investments in one or more natural resource-related sectors.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market securities. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica BNY Mellon Market Neutral Strategy: The fund’s sub-adviser, Mellon Capital Management Corporation (a fully owned subsidiary of the Bank of New York Mellon Corporation) (“BNY Mellon”), seeks to achieve this objective by using a market neutral strategy and investing, under normal circumstances, at least 80% of the fund’s assets in equity securities (excluding cash collateral). BNY Mellon believes that employing disciplined investment strategies based on fundamental concepts, which are quantitatively implemented, provides the best opportunity to add value by obtaining positive returns while maintaining an acceptable level of risk.

BNY Mellon seeks to construct for the fund a diversified portfolio that has limited exposure to the U.S. equity general market risk and near neutral exposure to specific industries, sectors and capitalization ranges. To do this, BNY Mellon seeks to hold approximately equal dollar amounts of equity securities long and short, so that the general stock market, industry or sector exposures affecting the securities held long and short will substantially offset each other. If this strategy is successful, the result will be a “market-neutral” portfolio, the returns of which tend to be driven primarily by the portfolio manager’s stock selection rather than by the effects of broader market conditions.

It is currently expected that the long and short positions of the fund will consist primarily of large-capitalization and medium-capitalization U.S. equity securities listed on the New York, American, and NASDAQ exchanges. The fund may also invest up to 20% of its net assets in short-capitalization securities. The fund may also take long and short positions in securities of non-U.S.-domiciled companies if they are denominated in U.S. dollars and traded on a U.S. exchange, either directly or through ADRs or similar securities. As discussed below, the fund will also hold cash and cash equivalents to provide collateral for its short positions.

BNY Mellon seeks to identify and buy for the fund long portfolio securities it believes are undervalued relative to their peers or which demonstrate attractive momentum and growth characteristics. Conversely, when BNY Mellon believes that a security is overvalued relative to its peers or has negative growth prospects, it may seek to sell it short at the then-current market price. By taking approximately equal long and short positions in different stocks in the same industry and sector, the portfolio manager attempts to design a portfolio the long and short positions of which will generally offset each other in the aggregate in terms of sources of systematic risk. These sources include beta, sector and industry exposures, capitalization, and volatility.

Individual securities will be determined to be candidates for the long or short sub-portfolios primarily by using proprietary quantitative selection models developed by BNY Mellon. These models put a balanced emphasis on value characteristics and momentum-and-growth characteristics.

Due to the continuous changes in the prices of the short positions and long positions, the market value of the short positions and long positions will not always be exactly equal. For example, if the fund is successful, its long positions may increase in value while the short positions decrease in value, thus affecting the market neutrality of the fund. It is the intention of the portfolio manager to take action approximately weekly to rebalance the long and short positions to maintain a market neutral exposure. In addition, BNY Mellon will take action to rebalance the portfolio when the imbalance reaches proprietary thresholds, pre-established by BNY Mellon. This can be done by adding or eliminating short or long positions depending on the rebalancing needs.

The fund may achieve a positive return if either the value of securities in the fund’s long portfolio increases more than the securities underlying its short positions, or the value of securities in the fund’s long portfolio decreases less than the securities underlying its short positions, each taken as a whole. Conversely, the fund will incur losses if either the securities underlying its short positions increase in value more than the securities in its long portfolio, or the securities underlying its short positions decrease in value less than the securities in its long portfolio. BNY Mellon will determine the size of each long or short position by attempting to balance the competing concerns of the relative attractiveness (from a long or short perspective) of each position with its impact on the risk characteristics of the overall portfolio.

Although BNY Mellon attempts to achieve returns for the fund’s shareholders that exceed the return of the 3-month U.S. Treasury Bill, an investment in the fund is significantly different from, and involves greater risks than, an investment in 3-month U.S. Treasury Bills. This is because, among other things, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government; U.S. Treasury Bills have a fixed rate of return; investors in U.S. Treasury Bills do not risk losing their investment; and an investment in the fund is more volatile than an investment in U.S. Treasury Bills. Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs (among other things):

•

The fund’s long positions decline in value to a degree that is not offset by decreases in the value of the securities sold short, or, conversely, the value of the securities sold short increases to a degree that is not offset by appreciation in the value of securities in the long portfolio.

•	The combination of securities held long and sold short fail to protect the fund from overall stock market risk and other systematic risks as anticipated by the sub-adviser.
•

The portfolio manager’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect. Because the fund’s returns are expected to be driven primarily by BNY Mellon’s stock selection (both long and short), rather than general equity market movements, if BNY Mellon’s judgment about individual stocks proves to be incorrect, the fund could incur losses even during periods when the overall movement in stock prices are positive. Also, because BNY Mellon could make incorrect judgments about both the long and the short positions of the fund, its potential losses may exceed those of conventional stock mutual funds that hold only long portfolios.

No purchase or short sale of any individual equity security will be made if it causes the position to exceed 5% of the net assets of the fund, at the time of purchase or short sale.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Clarion Global Real Estate Securities: The fund’s sub-adviser, ING Clarion Real Estate Securities, L.P. (“Clarion”), seeks to achieve its objective by investing principally in equity securities of real estate companies which include:

•	common stocks
•	convertible securities

Under normal conditions, the fund will invest at least 80% of its net assets in a portfolio of equity securities of issuers that are principally engaged in the real estate industry. Clarion considers issuers principally engaged in the real estate industries to be companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. The fund’s portfolio will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. As a general matter, these investments are expected to be in common stocks of large-, mid- and small-sized issuers, including real estate investment trusts (“REITs”).

Clarion uses a disciplined two-step process for constructing the fund’s portfolio. First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers, through which it examines several factors, including value and property, capital structure, and management and strategy. Clarion may decide to sell investments held by the fund for a variety of reasons, such as to secure gains, limit losses, or redeploy fund investments into opportunities believed to be more promising. Clarion also may engage in frequent and active trading of fund investments to achieve the fund’s investment objective.

The fund may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (“REMIC”) certificates, and collateralized mortgage obligations (“CMOs”), or short-term debt obligations. However, the fund does not directly invest in real estate.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

This fund is non-diversified.

Transamerica Diversified Equity: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), generally invests at least 80% of the fund’s net assets in a diversified portfolio of domestic equity securities. TIM uses an intrinsic valuation discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. The fund typically limits its holdings to fewer than 60 companies.

TIM uses a “bottom-up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. As part of TIM’s strategy, the fund’s portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment in TIM’s opinion.

In projecting cash flows and determining earnings potential, TIM uses multiple factors such as:

•	the quality of the management team
•	the company’s ability to earn returns on capital in excess of the cost of capital
•	competitive barriers to entry
•	the financial condition of the company

To achieve the fund’s goal, TIM may invest in securities issued by companies of all sizes. Generally, however, TIM will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

Consistent with the fund’s objectives and other policies, TIM may, but need not, invest in derivatives, including futures, forwards, options and swaps, and also in foreign securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during the time, and it could reduce the benefit from any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Equity: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities.

TIM generally invests at least 80% of the fund’s net assets in a diversified portfolio of domestic common stocks. TIM believes in long-term investing and does not attempt to time the market.

TIM employs a rigorous research approach and buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

•	shareholder-oriented management
•	dominance in market share
•	cost production advantages
•	leading brands
•	self-financed growth
•	attractive reinvestment opportunities

While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or use other investment strategies in pursuit of its investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Federated Market Opportunity: The fund’s sub-adviser, Federated Equity Management Company of Pennsylvania (“Federated”), pursues this investment objective by investing, under normal market conditions, in domestic and foreign securities that Federated deems to be undervalued or out-of-favor or securities that Federated believes are attractive due to their income-producing potential. As more fully described below, the fund’s investments may include, but are not limited to, the following: equity securities of domestic and foreign issuers (including American Depositary Receipts (“ADRs”)), fixed-income securities of both domestic and foreign issuers or sovereign governmental entities, REITS, securities of precious metal companies and derivative and hybrid instruments. This investment strategy is designed to enable the fund to pursue its investment objective (to provide moderate capital appreciation and high current income) while attempting to limit volatility.

Federated’s investment management approach may be described as contrarian in nature because the sub-adviser anticipates that it will invest in out-of-favor securities or deviate from the consensus view on markets in general, a sector, or individual securities.

The fund’s asset allocation is based on valuation, sentiment, and technical considerations. The fund generally will favor asset categories that are undervalued relative to historical norms, as well as those which are out of favor based on market sentiment measures, and assets which have lagged other categories or declined sharply in price. The assumption is that valuations, sentiment, and prices will return to normal relationships, or “revert to the mean.”

With regard to equity securities, Federated primarily uses the “value” style of investing and selects securities primarily utilizing a “bottom-up” approach to security analysis but also secondarily considers “top-down” analysis and sector allocation. Federated does not generally consider the composition of market indices in its selection of equity securities. Federated’s use of the “value” style of investing seeks to identify and select securities that, in Federated’s opinion, are trading at a lower valuation relative to one of the following two measurements: (i) the historic valuation of the securities; or (ii) valuations of the issuer’s industry peers. Historically, undervalued securities have generally had lower share price volatility, and a higher yield, when compared with other equity securities.

Primarily using the bottom-up approach to security analysis, Federated searches for equity securities that appear to be undervalued or out-of-favor with share prices that have lagged the market and demonstrated an ability to maintain their value when the broad equity market is weak. Additionally, Federated seeks to invest in companies that have skilled management with a shareholder orientation and that appear to be financially strong.

As a secondary matter, using top-down analysis, Federated considers current economic, financial market, and industry factors and societal trends that may affect the issuing company. Lastly, Federated assembles a portfolio of securities by considering sector allocations. Sectors are broad categories of companies with similar characteristics. Federated determines the sector allocation of the fund’s portfolio primarily based upon its opinion as to which sectors are, as a whole, priced at a low market valuation when compared with other sectors, and which are currently out of favor. Federated also considers such factors as the dividend-paying potential of the companies in each sector.

Federated uses technical analysis of the market as an aid in timing purchases and sales. Federated sells a portfolio security if it determines that the issuer does not continue to meet its stock selection criteria.

Federated may increase the fund’s cash position if Federated is unable to find a sufficient number of securities that Federated deems to be undervalued or out-of-favor or if Federated believes that overall equity market valuations (and risks) are at high levels. Additionally, Federated anticipates normally keeping a portion of the fund’s portfolio in cash in order to readily take advantage of buying opportunities, to increase current income or in an effort to preserve capital. The fund’s cash position will normally be invested in traditional cash investments such as money market funds, U.S. Treasury Bills or repurchase agreements.

When investing in fixed-income securities, Federated invests in asset classes within the fixed-income market that it believes offer the best relative value. When searching for asset classes within the fixed-income market, Federated places an emphasis on historical yield spreads and investing contrary to prevailing market sentiment with regard to an asset class. With regard to non-dollar denominated fixed-income securities, Federated also considers the currency appreciation potential of a given market. Such asset classes may include non-investment-grade fixed-income securities, emerging market debt and foreign non-dollar denominated fixed-income securities issued by foreign governmental entities or corporations, as well as U.S. Treasury securities and other investment-grade securities.

In addition to investing in equity and fixed-income securities, the fund may invest in the following in attempting to achieve its investment objective:

•	derivative contracts or hybrid instruments, including options on indices, individual securities, futures (including financial and index futures) and currencies (both foreign and U.S. dollar),
•	foreign forward currency contracts, convertible bonds,
•	REITS, and
•	securities of companies engaged in the exploration, mining and distribution of gold, silver and other precious metals.

The fund may also purchase shares of exchange-traded funds (“ETFs”) in order to achieve exposure to a specific region, country, commodity or market sector, or for other reasons consistent with its investment strategy.

The fund may invest in derivative contracts, such as swaps, options and futures contracts, to efficiently implement its overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the fund may use derivatives or hybrid instruments. First, the fund may invest in a hybrid instrument which is structured as a note that pays a fixed dividend and at maturity either converts into shares of an equity security or returns a payment to the fund based on the change in value of an underlying equity security. Second, the fund may buy or sell derivative contracts (such as call or put options), in anticipation of an increase or decrease in the market value of individual securities, currencies or indices (including both securities and volatility indices). Third, the fund may invest in hybrid instruments which are structured as interest-bearing notes whose amount paid at maturity is determined by the price of an underlying commodity or by the performance of a commodity index. Such commodities may include precious metals (e.g., gold, silver), industrial metals, (e.g., copper, nickel), agricultural and livestock commodities (e.g., wheat, pork), and energy related commodities (e.g., crude oil and natural gas). Finally, the fund may invest in derivatives contracts as part of its hedging strategies. For example, the fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the fund may invest directly. The fund may also, for example, use derivative contracts to:

•	obtain premiums from the sale of derivative contracts (e.g., write a put option on a security);
•	realize gains from trading a derivative contract; or
•

hedge against potential losses. For example, the fund may buy put options on stock indices or individual stocks (even if the stocks are not held by the fund) in an attempt to hedge against a decline in stock price.

There can be no assurance that the fund’s use of derivative contracts or hybrid instruments will work as intended.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica First Quadrant Global Macro: The fund seeks to generate returns through risk-controlled exposure, long and short, to global equity, fixed-income, and currency markets through a wide range of derivative instruments and direct investments. The fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices, options on futures contracts and equity indices, securities and security indices, swap contracts and forward contracts. The fund may also invest directly in global equity securities (including exchange traded funds (“ETFs”) and common and preferred stock of U.S. and non-U.S. companies) and fixed-income securities (including U.S. and non-U.S. corporate bonds and debt securities guaranteed by U.S. and non-US. Governments, their agencies or instrumentalities or supranational organizations).

The fund’s investment process involves an analysis of returns based on the (i) relative returns derived from global asset class performance (for example, how global stocks perform relative to global bonds and cash); (ii) relative returns within the equity asset class based on country (for example, how U.S. equities performed relative to other global equities); (iii) relative returns within the fixed-income asset class based on country (for example, how U.S. bonds performed relative to other global bonds); (iv) risks associated with currencies; and (v) relative pricing of equity index options. There are no limits on the amount of fund assets that may be allocated to any one of the equity, bond, and currency asset classes. Typically, the fund expects to diversify its exposure among at least ten different countries, including the United States. In selecting equity investments for the fund, First Quadrant L.P. (“First Quadrant”) is not constrained by any particular investment style or any particular investment style or capitalization range. In selecting bond investments for the fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.

First Quadrant applies a global view to portfolio construction for the fund. Recognizing that the world’s economies are connected, the fund’s investments in the global equity, bond, currency, and options markets will be mutually dependent. The fund’s portfolio will reflect the First Quadrant’s assessment of the combination of local market and economic factors, global equity, fixed income or currency market factors and changes in global interest rates. As a result, the relationship between a change in the price of a stock or fixed income market, or a change in a currency exchange rate in one market, may influence the decision to take or adjust positions in other instruments with exposure to other markets or other market types. Because changes in the global equity, bond, and currency markets occur rapidly, it will often be difficult to respond quickly to such changes by investing directly in global equity securities, fixed income securities and currencies. Direct investments may also involve costs that would diminish or eliminate value that First Quadrant identifies in the global equity, bond and currency markets. Therefore, the fund will often sue derivative instruments as its principal means to quickly and efficiently gain exposure to equity securities, fixed income securities, and foreign currencies in seeking to take advantage of value (and reduce exposure to risks) that First Quadrant identifies in the global equity, bond, and current markets.

The fund is subject to rigorous ongoing risk management to attempt to minimize volatility and achieve a high correlation between the positions taken and the desired exposures. The fund may enter into short sales of securities (including ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.

As a general matter, when the fund established certain derivative instrument positions, such as certain futures, options and forward contract positions, or enters into a short sale, it will segregate liquid assets equivalent to the fund’s outstanding obligations under the contract or in connection with the short position.

Transamerica Flexible Income: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom up” approach to investing and builds the fund’s portfolio one company at a time.

The fund will generally invest at least 80% of net assets in a broad range of fixed-income securities including:

•	U.S. Government and foreign government bonds and notes (including emerging market countries);
•	Mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations);
•	Corporate bonds of issuers in the U.S. and foreign countries (including emerging market countries);
•	Convertible bonds and other convertible securities;
•	Bank loans and loan participations:
•	Structured notes; and
•	Preferred securities.

With respect to these investments:

1.

Under normal market conditions, at least 50% of the value of the fund’s assets will be invested in (a) debt securities which have a rating within the four highest grades as determined by Moody’s Investors Service, Inc. (“Moody’s”) (“Aaa, Aa, A or Baa”) or Standard & Poor’s Corporation (“S&P”) (“AAA, AA, A or BBB”); (b) securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, Moody’s, or A-1 or A-2 by S&P; or (d) cash or cash equivalents; (see Appendix B of this prospectus for a description of these ratings);

2.	Up to 50% of the value of the fund’s assets may be invested in other debt securities which are not rated by Moody’s or S&P or, if so rated, are not within the grades or ratings referred to above; and
3.	The fund may engage in options and futures transactions, foreign currency transactions, and swap transactions.

The fund may invest up to 20% of its total assets in equity securities, such as common stocks, rights, warrants or preferred stock.

Ordinarily, the fund will purchase debt securities having call or refunding protection or securities which are not considered by the fund likely to be called or refunded in the near term, in order to preserve initial annual yields to the fund.

The fund may invest in securities of any maturity and does not have a target average duration.

•	Short-Term Trading

The fund may use short-term trading as a means of managing its portfolio to achieve its investment objectives. As used herein, “short-term trading” means selling securities held for a relatively brief period of time, usually less than three months. Short-term trading will be used by the fund primarily in two situations:

(a)       Market Developments. A security may be sold to avoid depreciation in what the fund anticipates will be a market decline (a rise in interest rates), or a security may be purchased in anticipation of a market rise (a decline in interest rates) and later sold; and

(b)      Yield Disparities. A security may be sold and another of comparable quality purchased at approximately the same time in order to take advantage of what the fund believes is a temporary disparity in the normal yield relationship between the two securities (a “yield disparity”).

Short-term trading to take advantage of a yield disparity may be undertaken even if levels of interest rates remain unchanged. Yield disparities occur frequently for reasons not directly related to the investment quality of the respective issues or the general movement of interest rates, but may result from changes in the overall demand for or supply of various types of bonds, changes in the investment objectives or the cash requirements of investors, and the requirements of dealers to correct long or short inventory positions.

Short-term trading techniques will be used principally in connection with higher quality, non-convertible debt securities, which are often better suited for short-term trading because the market in such securities is generally of greater depth and offers greater liquidity than the market in debt securities of lower quality. It is anticipated that short-term trading will be less applicable to any convertible securities which the fund may own, since such securities will usually be purchased when the fund believes that the market value of the underlying equity security is likely to appreciate over a period of time.

The fund will engage in short-term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the appreciation potential or income of its portfolio. Whether any improvement will be realized by short-term trading will depend upon the ability of the fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short-term trading such as that contemplated by the fund places a premium upon the ability of the fund to obtain relevant information, evaluate it promptly, and take advantage of its evaluations by completing transactions on a favorable basis. By virtue of short-term trading, the fund may engage in greater buying and selling activity than investment companies which are not permitted to employ such a policy in seeking their investment objectives. Such activity can result in greater costs of operation than is the case with other investment companies, and risks of loss in portfolio value could be greater. Accordingly, an investment in fund shares may be more speculative than an investment in shares of an investment company which cannot engage in short-term trading.

The sub-adviser may sell the fund’s securities when its expectations regarding market interest rates change or the quality or return changes on investment.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Growth Opportunities: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), uses a “bottom-up” approach to investing and builds the fund’s portfolio one company at a time by investing fund assets principally in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies.

TIM, under normal market conditions, invests at least 65% of the fund’s assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $10 billion at the time of purchase.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

•	strong potential for steady growth
•	high barriers to competition
•	experienced management incentivized along shareholder interests

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Jennison Growth: The fund’s sub-adviser, Jennison Associates LLC (“Jennison”), seeks to achieve the fund’s objective by investing substantially all, but at least 65%, of the fund’s total assets in equity securities, principally common stocks, preferred stocks, warrants, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion that Jennison considers to have above average prospects for growth. These companies are generally medium- to large-capitalization companies.

The sub-adviser uses a “bottom up” approach, researching and evaluating individual companies, to manage the fund’s investments. Jennison looks primarily at individual company fundamentals rather than at macro-economic factors to identify individual companies with earnings growth potential that may not be recognized by the market at large.

When a sub-adviser uses a “bottom-up” approach, it looks primarily at individual companies against the context of broader market factors.

In selecting stocks for the fund, the sub-adviser looks for companies with the following financial characteristics:

•	superior absolute and relative earnings growth
•	above average revenue and earnings per share growth
•	sustainable or improving profitability
•	strong balance sheets

In addition, Jennison looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the fund invests have historically been more volatile than the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). In addition, companies that have an earnings growth ratio higher than that of the average S&P 500 Index company tend to reinvest their earnings rather than distribute them, so the fund is not likely to receive significant dividend income on its investments. The sub-adviser focuses on stocks of companies that have distinct attributes such as:

•	strong market position with a defensible franchise
•	unique marketing competence
•	strong research and development leading to superior new product flow
•	capable and disciplined management

Such companies generally trade at high prices relative to their current earnings.

The fund may invest up to 20% of its assets in the securities of foreign issuers.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica JPMorgan Core Bond: The fund’s sub-adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”) seeks to achieve the fund’s objective by investing at least 80% of its assets in bonds, including (without limitation):

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U.S. government securities, including Treasury obligations and government sponsored enterprises such as Fannie Mae, Ginnie Mae, Freddie Mac and securities issued by other government agencies and instrumentalities

•	Medium- to high-quality corporate bonds
•	Mortgage-backed securities, including U.S. agency and non-agency pass through and Collateralized Mortgage Obligations (“CMOs”)
•	Asset-backed securities
•	Commercial Mortgage Backed Securities (“CMBS”)

Generally, such bonds will have intermediate to long maturities.

To a lesser extent it may invest in:

•	U.S. dollar-denominated foreign bonds
•	Short-term securities, including agency discount notes, commercial paper and money market funds

The fund may invest in bonds and other debt securities that are rated in the lowest investment trade category. The fund’s average weighted maturity will ordinarily range between four and 12 years, although the fund may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the fund calculated so as to come most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the fund’s portfolio. Therefore, in the case of the fund, which may hold mortgage-backed securities, its average weighted maturity is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the fund given certain prepayment assumptions.

JPMorgan analyzes four major factors in managing and constructing the fund’s portfolio: duration, market sector, maturity concentrations and individual securities. JPMorgan looks for market sectors and individual securities that it believes will perform well over time. JPMorgan is value oriented and selects individuals securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the fund can invest. The fund may use futures contracts, options, swaps and other derivatives as tools in the management of fund assets. The fund may use derivatives as a substitute for various investments, to alter the investments characteristics of the portfolio, for risk management and/or to increase income or gain to the fund.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica JPMorgan International Bond: The fund’s sub-adviser, J. P. Morgan Investment Management Inc. (“JPMorgan”), seeks to achieve this objective by investing at least 80% of the fund’s net assets in high-quality bonds (debt securities with outstanding maturities of at least one year, under normal market conditions). A bond is deemed to be “high-quality” if it has a rating of AA- or higher from Standard & Poor’s Corporation (“S&P”) or Aa3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser). In the case of split-rated securities, the sub-adviser will apply the highest of the ratings from S&P, Moody’s and any other nationally recognized rating agency when assigning credit ratings to the fixed-income securities in the fund. If the credit quality of an investment declines after initial purchase, the fund may continue to hold the investment at the discretion of the sub-adviser. Under normal market conditions, the fund will primarily invest in government and corporate debt securities of issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. The fund may also invest up to 10% of its assets in emerging markets debt securities.

JPMorgan determines whether to buy and sell securities for the fund by using a combination of fundamental research and bond and currency valuation models, including:

•	Economic/Political Fundamentals. JPMorgan evaluates each country’s economic climate and political discipline for controlling deficits and inflation.
•	Expected Return. Using economic forecasts, JPMorgan projects the expected return for each country.
•	Relative Value. By contrasting expected risks and returns for investments in each country, JPMorgan selects those countries expected to produce the best return at reasonable risk.

Generally, the fund will purchase only bonds denominated in foreign currencies. The fund generally limits its use of hedging strategies that may minimize the effect of currency fluctuations. However, the fund may hedge up to 25% of its total assets into U.S. dollars when the portfolio manager considers the dollar to be attractive relative to foreign currencies.

The fund also may invest in options, futures contracts, options on futures contracts, and swap agreements, provided that such investments are in keeping with the fund’s investment objective.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

This fund is non-diversified.

Transamerica JPMorgan Mid Cap Value: The fund’s sub-adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), seeks to achieve this objective by investing primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that JPMorgan believes to be undervalued.

Under normal market conditions, the fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts.

JPMorgan may use derivatives to hedge various market risks or to increase the fund’s income. The fund may also invest in master limited partnerships, although their use will not be a principal investment strategy. The fund may invest up to 15% of its net assets in real estate investment trusts (“REITs”).

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Loomis Sayles Bond: The fund’s sub-adviser, Loomis, Sayles & Company, L.P. (“Loomis”), seeks to achieve this objective by investing fund assets principally in fixed-income securities.

The fund normally invests at least 80% of its net assets in fixed-income securities, primarily in investment-grade fixed-income securities, although it may invest up to 35% of its assets in lower-rated fixed-income securities (“junk bonds”) and up to 20% of its assets in preferred stocks. Generally, at least 65% of the fund’s assets will be invested in investment grade securities rated BBB-or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), as determined at the time of purchase. The fund may invest in fixed-income securities of any maturity. The fund may also invest up to 10% of its assets in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. These loans generally will not be rated investment-grade.

Loomis performs extensive credit analyses, relying on its in-house team of more than 30 fixed-income analysts to cover a broad universe of industries, companies, and markets. The portfolio managers take advantage of these extensive resources to seek bonds trading at attractive levels from a risk/return perspective. In deciding which securities to buy and sell, Loomis considers, among other things, the financial strength of the issuer, current interest rates, expectations regarding general trends in interest rates, and comparisons of the level of risk associated with the potential return of those investments. Three themes typically drive the fund’s investment approach. First, the fund generally seeks securities of issuers whose credit profiles are improving. Second, the fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis believes that the fund may generate positive returns by having a portion of assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns. Third, Loomis analyzes different sectors of the economy and differences in the yields of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the fund in comparison to their risk.

The fund may invest any portion of its assets in securities of Canadian issuers (denominated in any currency) and up to 20% of its assets in other foreign securities (excluding Canadian dollar denominated securities), including emerging market securities. The fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which the fund may invest include without limitation: corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, foreign currency denominated securities, asset-backed securities, when-issued securities, real estate investment trusts (“REITS”), Rule 144A securities, structured notes, repurchase agreements, and convertible securities. The fund may engage in options and futures transactions, foreign currency hedging transactions and swap transactions.

The fund may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments. Structured notes can be used to increase a fund’s exposure to changes in the value of assets or to hedge the risks of other investments that a fund holds. The fund may also invest in equity securities, including common stocks, preferred stocks and similar securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica MFS International Equity: The fund’s sub-adviser, MFS® Investment Management (“MFS”), seeks to achieve this objective by investing principally in equity securities of foreign companies, including emerging market securities.

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and related equity securities, such as preferred stock, convertible securities and depositary receipts of issuers economically tied to a number of countries throughout the world, potentially including emerging markets countries.

The fund may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the fund, the sub-adviser is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS may invest the fund’s assets in companies of any size.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a “bottom-up” investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; (f) the issuer is included in an index which is representative of that country; or (g) the issuer is exposed to the economic fortunes and risks of that country.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Money Market: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing substantially all of the fund’s assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments:

•	short-term corporate obligations, including commercial paper, notes and bonds
•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
•	obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
•	repurchase agreements involving any of the securities mentioned above

TIM also seeks to maintain a stable net asset value of $1.00 per share by investing in securities which TIM believes present minimal credit risk and maintaining the average maturity of obligations held in the fund’s portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Neuberger Berman International: The fund’s sub-adviser, Neuberger Berman Management, LLC. (“Neuberger”), seeks to achieve this objective by investing the assets of the fund primarily in common stocks of foreign companies of any size, including companies that are economically tied to developed and emerging industrialized markets. Under normal market conditions, the fund will invest in a number of countries throughout the world and expects to be investing in more than three different foreign countries. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The fund also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The fund follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

Neuberger may seek to hedge a currency exposure resulting from securities positions when it finds the currency exposure unattractive. To the extent authorized by laws and regulations, the fund may also engage in borrowing and securities lending transactions and use derivatives.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Oppenheimer Developing Markets: The fund’s sub-adviser, OppenheimerFunds, Inc. (“Oppenheimer”), seeks to achieve this objective by investing mainly in common stocks of issuers in emerging markets throughout the world.

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Under normal market conditions, the fund will invest at least 80% of its net assets in equity securities of issuers that are economically tied to one or more emerging markets countries, and will diversify its investments across at least three different emerging markets countries.

•	The fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
•	The fund will emphasize investments in common stocks and other equity securities.
•	The fund will emphasize investments in growth companies, which can be in any market capitalization range.

In selecting securities for the fund, Oppenheimer looks primarily for foreign companies in developing markets with high growth potential. It uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the fund’s portfolio, Oppenheimer currently seeks:

•	Companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to entry in their industry, such as high start-up costs.
•	Companies with management that has a proven record.
•	Companies with newer or established businesses that are entering into a growth cycle.
•	Companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the fund will consider the effect of worldwide trends on the growth of various business sectors, and look for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

Oppenheimer generally defines “emerging market” as countries outside the U.S. and most of Western Europe, Canada, Japan, Australia and New Zealand that have economies, industries and stock markets that it believes are growing and gaining more stability and offer attractive long-term investment prospects. To determine if an issuer is economically tied to an emerging market, it considers a number of factors, such as where the issuer is organized, the principal trading market for its securities, the sources of its revenues and the location of its assets.

The fund looks for stocks of companies that have growth potential. Growth companies may be companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies include established companies that are entering a growth cycle, they can also include newer companies, whose securities pose greater risks of loss and can result in greater volatility in the fund’s share prices.

To seek its investment objective, the fund can also use the investment techniques and strategies described below:

•	Other Equity Securities. While the fund mainly buys common stocks, it can also buy preferred stocks and securities convertible into common stock and can hold rights and warrants.
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Hedging. The fund can buy and sell futures contracts, put and call options, and forward contracts. Some hedging strategies could hedge the fund’s portfolio against price fluctuations. Other hedging strategies would tend to increase the fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund’s foreign investments.

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Portfolio Turnover. The fund’s investment process may cause the fund to engage in active and frequent trading. Therefore, the fund may engage in short-term trading while trying to achieve its objective.

•	Debt/Fixed-Income Securities. The fund can invest in debt securities, including convertible securities, which can include securities of foreign companies and governments.
•	Illiquid and Restricted Securities. The fund will not invest more than 15% of its net assets in illiquid or restricted securities.
•	Derivatives. The fund can invest in a number of different derivative instruments to hedge investment risks or to seek increased returns.

The fund may also invest in small, unseasoned companies, special situations and temporary defensive and interim investments.

The allocation of the fund’s portfolio among different investments will vary over time based upon an evaluation of economic and market trends. The fund’s portfolio might not always include all of the different types of investments described in this prospectus.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Oppenheimer Small- & Mid-Cap Value: The fund’s sub-adviser, OppenheimerFunds, Inc. (“Oppenheimer”) seeks to achieve this objective by investing mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers having a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a market capitalization between $3 billion and $13 billion). The fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal market conditions the fund will invest at least 80% of its net assets in equity securities of small-cap and mid-cap domestic and foreign issuers. The fund emphasizes investment in equity securities of companies that Oppenheimer believes are undervalued in the marketplace.

In selecting securities for purchase or sale by the fund, Oppenheimer uses a “value” approach to investing. The fund’s portfolio manager searches for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. The portfolio manager selects securities one at a time. When a sub-adviser uses a “bottom up” approach, looking primarily at individual companies against the context of broad market factors. This is called a “bottom up” approach, and the portfolio manager uses fundamental company analysis to focus on particular companies before considering industry trends. The portfolio manager considers the following factors in assessing a company’s prospects: favorable supply/demand conditions for key products; development of new products or businesses; quality of management; competitive position in the marketplace; and allocation of capital.

While the fund invests primarily in common stocks, it may also invest in preferred stocks and securities convertible into common stocks. Although they are debt securities, the sub-adviser considers some convertible securities to be “equity equivalents” because of the conversion feature, and their credit rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both credit risk and interest rate risk. To the extent that the fund buys convertible securities (or other debt securities), it will focus primarily on investment grade securities, which pose less credit risk than other lower-grade securities.

At times, the fund may increase the relative emphasis of its investments in a particular industry or industrial sector and it will then be subject to industry focus risk. To some extent, this risk is limited by the fund’s policy of not concentrating its assets in investments in any one industry.

To seek its investment objective, the fund can buy and sell futures contracts, put and call options, forward contracts and other derivatives. Some derivatives strategies could hedge the fund’s portfolio against price fluctuations. Other strategies would tend to increase the fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund’s foreign investments.

The fund may also invest in unseasoned companies and illiquid, restricted securities. The fund may have a high portfolio turnover rate.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica PIMCO Real Return TIPS: The fund’s sub adviser, Pacific Investment Management Company LLC (“PIMCO”), seeks to achieve this objective by investing principally in Treasury Inflation Indexed Securities, also referred to as Treasury Inflation Protected Securities or “TIPS”.

PIMCO invests, under normal circumstances, at least 80% of the fund’s net assets in TIPS of varying maturities. Inflation protected indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (“CPIU”) as the inflation measure. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2009 was ____ years. Additional inflation protected investments may include inflation indexed bonds issued by agencies of the U.S. government, government sponsored enterprises, non U.S. governments, U.S. corporations and foreign companies.

Other investments may include mortgage-related securities, including stripped mortgage-related securities; and other fixed-income securities, including corporate bonds and notes, asset backed securities, money market instruments; and derivative instruments and forward commitments relating to the above securities.

PIMCO invests the fund’s assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, Fitch, or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging markets countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund’s total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica PIMCO Total Return: The fund’s sub-adviser, Pacific Investment Management Company LLC (“PIMCO”), seeks to achieve this objective by investing principally in:

•	Fixed-Income Securities

PIMCO invests, under normal circumstances, at least 65% of the fund’s net assets in a diversified portfolio of fixed-income securities of varying maturities. The average duration of this fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of December 31, 2009, was _____ years. For a discussion of fixed-income securities, please see the section entitled “More on Strategies and Risks” in Appendix A of this prospectus.

PIMCO invests the fund’s assets primarily in investment grade debt securities, but may invest up to 10% of the total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, Fitch, or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of the fund’s total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging markets countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the fund’s total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the fund consists of income earned on the fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Schroders International Small Cap: The fund invests primarily in the equity securities of smaller companies located outside the United States. Schroder Investment Management North America Inc. (“Schroders”), sub-adviser to the fund, normally invests at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in small-capitalization companies (generally those with market capitalizations, based on the number of shares readily available in the market, of $4 billion or less at the time of investment) that it believes offer the potential for capital appreciation.

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company-specific factors. These company-specific factors include the company’s potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company’s securities compared with those of other companies and the market as a whole. In selecting investments for the fund, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches the sub-adviser’s estimate of fair value or when the sub-adviser identifies a significantly more attractive investment candidate.

The fund generally emphasizes developed markets in Europe and the Pacific, with a limited allocation to emerging markets. Stocks of emerging-markets countries can be substantially more volatile and substantially less liquid than those of both U.S. and more developed foreign markets.

The fund invests in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers’ earnings potential or assets.

It is important to note that market capitalization ranges change over time, and interpretations of size vary. Therefore, there is no standard definition of “small-cap” and definitions may change over time.

Besides investing in stocks of foreign companies, the fund may make other kinds of investments to achieve its objective.

The fund may invest in preferred stocks and closed-end investment companies that invest primarily in foreign securities. The fund may also invest in convertible securities and warrants.

The fund may invest, to a limited extent, in derivatives. Investments in derivatives may subject the fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The fund does not intend to use derivatives for speculation or for the purpose of leveraging, or magnifying, investment returns.

The fund may enter into forward foreign currency exchange contracts, which are a type of derivative contracts.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Short-Term Bond: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing in a diversified portfolio as follows:

•	short-term and intermediate-term investment-grade corporate obligations

•	obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
•	mortgage-backed securities
•	asset-backed securities

TIM may also invest in bank obligations, collateralized mortgage obligations, foreign securities and hybrids. Normally, the fund will invest at least 80% of its net assets in fixed-income securities.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Small/Mid Cap Value: The fund’s sub-adviser, Transamerica Investment Management, LLC (“TIM”), seeks to achieve the fund’s objective by investing, under normal conditions, at least 80% of its net assets in small- and mid-cap equity securities of domestic companies. The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of $100 million to $8 billion.

The fund generally will invest in small and mid-cap equities with valuation characteristics including low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability. TIM’s security selection process favors companies with above-average normalized net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables, and payables are scrutinized as well. TIM also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management. Securities of issuers that possess the greatest combination of the aforementioned attributes are then prioritized as candidates for purchase.

Although the fund will invest primarily in publicly traded U.S. securities, it will be able to invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Third Avenue Value: The fund’s sub-adviser, Third Avenue Management LLC (“Third Avenue”), seeks to achieve the fund’s investment objective by investing, under normal circumstances, at least 80% of the fund’s assets in common stocks of U.S. and non-U.S. issuers.

Third Avenue employs an opportunistic, “bottom-up” research process to identify companies that it believes to have strong balance sheets, competent managements, and understandable businesses, where equity securities are priced at a discount to its estimate of intrinsic value.

The fund invests in companies regardless of market capitalization. The mix of investments at any time will depend on the industries and types of securities believed to represent the best values, consistent with the fund’s investment strategies and restrictions.

Third Avenue seeks to invest the fund’s assets in attractive equity investments, which generally exhibit four essential characteristics:

•	Strong Finances — the issuing company has a strong financial position, as evidenced by high-quality assets and a relative absence of significant liabilities.
•	Competent Management — the company’s management has a good track record as both owners and operators, and shares a common interest with outside, passive minority shareholders.

•	Understandable Business — comprehensive and meaningful financial and related information is available, providing reliable benchmarks to aid in understanding the company, its value and its dynamics.
•	Discount to Private Market Value — the market price lies substantially below a conservative valuation of the business as a private entity, or as a takeover candidate.

The fund may invest up to 15% of its assets in high-yield/high-risk fixed-income securities and other types of debt securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

The fund is a non-diversified fund.

Transamerica Thornburg International Value: The fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities of issuers that are located in a number of countries throughout the world. Foreign securities are issued by companies that conduct their principal business activities outside the United States, are organized under the laws of or maintain their principal place of business outside the United States, or whose securities are traded principally on exchanges outside the United States. The fund may invest in emerging markets.

The fund’s sub-adviser, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The fund’s principal focus will be on traditional or basic value stocks. However, the fund’s portfolio may include stocks that Thornburg believes provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations (i.e., companies with market capitalizations of $2 billion or more at the time of purchase). The fund may also invest in partnership interests.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the fund’s selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the fund are:

•	price/earnings ratio
•	price/book value
•	price/cash flow ratio
•	debt/capital ratio
•	dividend yield
•	dividend history
•	security and consistency of revenue stream
•	undervalued assets
•	relative earnings growth potential
•	industry growth potential
•	industry leadership
•	dividend growth potential
•	franchise value
•	potential for favorable developments

The fund typically makes equity investments in the following three types of companies:

•

Basic Value companies which, in Thornburg’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power. These stocks may include energy and commodity companies.

•

Consistent Earner companies with steady earnings and dividend growth that are selling at attractive value and are priced below historical norms. Stocks in the category sometimes sell at premium valuations and sometimes at discount valuations. These stocks may include blue chip companies.

•

Emerging Franchises are value-priced companies that, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above-average rate. These stocks may include cellular technologies in emerging markets.

The fund may use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. The fund may conduct foreign currency transactions on a spot basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The fund may also invest in other types of derivative instruments.

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The fund may purchase debt obligations of any maturity and of any quality.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica UBS Large Cap Value: The fund’s sub-adviser, UBS Global Asset Management (Americas) Inc. (“UBS”), seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies as those with a market capitalization of at least $3 billion. The fund may invest up to 20% of its net assets in companies that have market capitalizations within the range of the fund’s benchmark, the Russell 1000® Value Index, but below $3 billion in market capitalization. Investments in equity securities may include, among others, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

In selecting securities, the sub-adviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the sub-adviser’s assessment of what a security is worth. The fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the sub-adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The sub-adviser then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund may, but is not required to, use derivative instruments for risk management purposes or as part of the fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options and futures. The fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Van Kampen Emerging Markets Debt: The fund’s sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen (“Van Kampen”).

Van Kampen seeks to achieve the fund’s objective by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging markets countries. Using macroeconomic and fundamental analysis, Van Kampen seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

The sub-adviser analyzes the global economic environment and its impact on emerging markets. The sub-adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors, such as political risk, leadership, social stability and commitment to reform.

In selecting securities, the sub-adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including (i) spread duration; (ii) real interest rates; and (iii) liquidity. The fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The sub-adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the fund from overvalued currencies or to take advantage of undervalued currencies. Derivative instruments used by the fund will be counted toward the 80% policy discussed below to the extent they have economic characteristics similar to the securities included within that policy. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the net assets of the fund will be invested in debt securities of issuers located in emerging markets countries. An issuer is located in an emerging markets country if:

•	its principal securities trading market is in an emerging markets country;
•	alone or on a consolidated basis, it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets; or
•	it is organized under the laws of, or has a principal office in, an emerging markets or developing country.

Emerging markets or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations such as the United States or most nations in Western Europe. Emerging markets countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.

The fund may also invest up to 25% of its assets in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

This fund is non-diversified.

Transamerica Van Kampen Mid-Cap Growth: Under normal market conditions, the fund will invest at least 80% of its net assets in securities of medium-sized companies at the time of investment. Under current market conditions, a medium-sized company is generally defined by reference to those companies represented in the Russell Midcap® Growth Index. The fund’s sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as sub-adviser to this fund), under the name Van Kampen (“Van Kampen”). The Van Kampen Growth Team seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Van Kampen Growth Team typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/ reward. The Van Kampen Growth Team generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The fund may also invest in common stocks and other equity securities of small-and large-sized companies, as well as preferred stocks, convertible securities, rights and warrants, and debt securities.

Van Kampen also may utilize derivative instruments, including options on securities, futures contracts and options thereon and various currency transactions in several different ways, depending upon the status of the fund’s investment portfolio and Van Kampen’s expectations concerning the securities market. Derivative instruments used by the fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Van Kampen may invest up to 25% of the fund’s assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade.

The fund may also invest up to 10% of its assets in real estate investment trusts (“REITs”).

In times of stable or rising stock prices, the fund generally seeks to be fully invested in the instruments described above except that at least a small portion of fund assets generally will be held as cash, repurchase agreements, or cash equivalents to honor redemption requests and for other short-term needs.

To the extent that fund assets are invested in cash equivalents, in times of rising market prices, the fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, stock index call options, or call options on stock index futures contracts, however, the fund can seek to “equitize” the cash portion of its assets and obtain performance that is equivalent to investing directly in equity securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Van Kampen Small Company Growth: The fund’s sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen (“Van Kampen”).

Van Kampen seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies. Van Kampen selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

The sub-adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) rising trend in return on invested capital, and (iii) sustainable competitive advantages.

The Van Kampen Growth Team seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Van Kampen Growth Team typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Van Kampen Growth Team generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the fund’s net assets will be invested in equity securities of small capitalization companies. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon Van Kampen’s assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. Van Kampen may invest up to 25% of the fund’s assets in securities of foreign issuers including emerging market securities, primarily through ownership of depositary receipts.

The fund will not invest more than 10% of its assets in lower rated debt securities (rated Ba or lower by Moody’s or BB or lower by S&P, or if not rated by Moody’s or S&P of equivalent quality as determined by Van Kampen), including foreign and domestic securities.

The fund may invest up to 10% of its assets in real estate investment trusts (“REITs”).

In anticipation of, or in response to, adverse market conditions or for cash management purposes, the fund may purchase and sell certain derivative instruments, such as options, futures and options on futures. Derivative instruments used by the fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

Transamerica WMC Emerging Markets: The fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), seeks to achieve this objective by generally investing at least 80% of the fund’s net assets in equity securities of companies that conduct their principal business activities in emerging markets, are organized under the laws of or maintain their principal place of business in emerging markets, or whose securities are traded principally on exchanges in emerging markets. The sub-adviser considers emerging markets to be markets with rapidly growing economies. Examples of emerging markets include China, India, Pakistan, Mexico, Brazil, Chile, much of Southeast Asia, countries in Eastern Europe, the Middle East, parts of Africa and Latin America. Wellington Management also seeks to earn returns in excess of the MSCI Emerging Markets Equity Index.

The fund will focus its investments in those emerging markets in which the portfolio manager believes the economies are developing strongly and markets are becoming more liquid, or other emerging markets that meet the portfolio manager’s criteria for investment. The fund seeks to benefit from policies of economic development being adopted in many emerging markets. These policies include domestic price reform, reducing internal budget deficits, privatization, encouraging foreign investments, and developing capital markets.

The fund employs an integrated approach to investing. This means that the portfolio manager combines country, sector, and stock level analysis into the decision making process.

In selecting individual securities, the sub-adviser looks to identify companies that it believes display one or more of the following characteristics:

•	Operate in growing markets
•	Attractive valuations relative to cash earnings forecasts or other valuation criteria
•	Unique sustainable competitive advantages (e.g., market share, proprietary products)
•	Improving industry or country fundamentals

Factors considered in the top down analysis include:

•	Relative economic growth potential of the various economies and securities markets
•	Political, financial, and social conditions influencing investment opportunities
•	Relative rates of earnings growth
•	Interest rate outlook and expected levels of inflation
•	Market prices relative to historic averages

The fund generally sells a stock if the portfolio manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, its underlying fundamentals have deteriorated, or if there are deteriorating industry or country fundamentals. The fund may also sell or trim a stock if the portfolio manager believes, from a risk control perspective, the stock’s position size is too large for the fund’s portfolio. Also, stocks may be sold when negative country, currency, or general industry factors affect a company’s outlook, or to meet cash requirements.

The fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The securities may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets. The fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

The fund may invest in initial public offerings (“IPOs”), which are subject to specific risks, including high volatility, no track record, illiquid securities and less predictable earnings.

The fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold), and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the fund the right to sell an underlying security at a particular price during a fixed period of time. Forward foreign currency exchange contracts and put options on securities may not be available to the fund on reasonable terms in many situations, and the fund may frequently choose not to enter into such contracts or purchase such options even when they are available. The fund may also invest in other types of derivatives.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may do so without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.

MORE ON RISKS OF INVESTING IN THE FUNDS

Principal Investment Risks: The following provides additional information regarding the risks of investing in the funds described at the front of the prospectus.

Active Trading: Certain funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs and generate a high level of taxable short-term capital gains, both of which may negatively impact a fund's performance.

Bank Obligations: If a fund concentrates in U.S. bank obligations, a fund will be particularly sensitive to adverse events affecting U.S. banks. Banks are sensitive to changes in money market and general economic conditions, as well as decisions by regulators that can affect banks’ profitability.

Commodities: Because a fund may invest in instruments whose performance is linked to the price of an underlying commodity or commodity index, a fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.

Convertible Securities: Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

Country/Regional: Local events, such as political upheaval, financial troubles, or natural disasters may weaken a country’s or a region’s securities markets. Because a fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Country, Sector or Industry Focus: To the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if a fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

CPIU Measurement: The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services.

Credit: A fund may be subject to the risk that the issuer of a security in which it invests (or a guarantor) may fail to pay the principal or interest payments when due. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. This will lower the return from, and the value of, the security, which will lower the performance of a fund. A fund may incur expenses to protect a fund's interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund's sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Currency: When a fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, a fund's investments in foreign currency denominated securities may reduce the returns of a fund.

Currency Hedging: A fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another may remove a fund's opportunity to profit from the original currency and involves a risk of increased losses for a fund if the sub-adviser’s projection of future exchange rates is inaccurate.

Derivatives: The use of derivative instruments may involve risks and costs different from, and possibly greater than, the risks and costs associated with investing directly in securities or other traditional investments. A fund's use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of a fund's net asset value. Even a small investment in derivatives can have a disproportionate impact on a fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivative instruments themselves, behave in a way not anticipated by a fund. The other parties to certain derivative contracts present the same types of default or credit risk as issuers of fixed income securities. Certain derivatives may be illiquid, which may reduce the return of a fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may be difficult to value, or may be subject to the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest rate risk and credit risk. A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances or at reasonable prices. A fund's sub-adviser may not make use of derivatives for a variety of reasons.

Distressed Securities: A fund may invest in distressed securities, including securities of issuers in bankruptcy. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Emerging Markets: Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

Equity Securities: Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Exchange Traded Funds (“ETFs”): ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs typically seek to track an index, a commodity or a basket of assets like an index fund, but trade like a stock on an exchange. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) an active trading market for an ETF’s share may not develop or be maintained; or (iii) trading of an ETF’s share may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed-Income Securities: The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

•	market risk: fluctuations in market value
•

interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

•

prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing a fund to reinvest in lower yielding securities

•

extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

•

default or credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. A fund may incur expenses to protect the fund's interest in securities experiencing these events. If a fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a fund's sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if an issuer of such a security has difficulty meeting its obligations, a fund may become the holder of a restructured security or of underlying assets. In that case, a fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Focused Investing: To the extent a fund invests in a limited number of issuers, its performance may be more volatile than funds that hold a greater variety of securities.

Foreign Securities: Investments in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

•	different accounting and reporting practices
•	less information available to the public
•	less (or different) regulation of securities markets
•	more complex business negotiations
•	less liquidity
•	more fluctuations in prices
•	delays in settling foreign securities transactions
•	higher costs for holding shares (custodial fees)
•	higher transaction costs
•	vulnerability to seizure and taxes
•	political or financial instability and small markets
•	different market trading days

Geographic: Because a fund may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, a fund's performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Growth Stocks: Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

High-Yield Debt Securities: High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” or, if unrated, are considered by the sub-adviser to be of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A fund with high-yield debt securities may be more susceptible to credit risk and market risk than a fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

Hybrid Instruments: Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments may reflect a combination of the risks of investing in securities, commodities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a fund to leverage risks or carry liquidity risks.

Inflation: A fund is subject to the risk that the value of assets or income from the fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the value of the fund’s assets can decline, as can the value of the fund’s distributions. This risk is more pronounced for funds that invest a substantial portion of their assets in fixed-income securities with longer maturities.

Interest Rate: Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security tends to fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short term and long term interest rates do not necessarily move in the same amount or the same direction. Short term securities tend to react to changes in short term interest rates, and long term securities tend to react to changes in long term interest rates. Inflation protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Investing Aggressively: The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.

•	Rights, options and futures contracts may not be exercised and may expire worthless.
•	Warrants and rights may be less liquid than stocks.
•	Use of futures and other derivatives may make a fund more volatile.

Investment Companies: To the extent that an underlying fund invests in other investment companies such as Exchange-Traded Funds (“ETFs”), it bears its pro rata share of these investment companies’ expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

Investment Style: Returns from foreign small-capitalization growth stocks may trail returns from the overall stock market. Historically, foreign small cap stocks have been more volatile in price than the large cap stocks that dominate the overall market, and they often perform quite differently.

Leveraging: When a fund engages in transactions that have a leveraging effect on it, the value of the fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of a fund's underlying assets or creates investment risk with respect to a larger pool of assets than a fund would otherwise have. A fund may take on leveraging risk by, among other things, engaging in derivative, when-issued, delayed-delivery, forward commitment or forward roll transactions or reverse repurchase agreements. Engaging in such transactions may cause a fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Liquidity: Liquidity risk exists when particular investments are difficult to sell. Although most of a fund's securities must be liquid at the time of investment, securities may become illiquid after purchase by a fund, particularly during periods of market turmoil. When a fund holds illiquid investments, a fund may be harder to value, especially in changing markets, and if a fund is forced to sell these investments to meet redemptions or for other cash needs, a fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, a fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

Loans: A fund may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet a fund's liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a fund.

Market and Selection: Market risk is the risk that one or more markets in which the fund invests may go down in value. Selection risk is the risk that the securities selected by fund management may underperform the market or other securities selected by other funds. This means you lose money.

Market: The value of securities owned by a fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by a fund fall, the value of your investment in a fund will decline. The value of a security may fall due to factors affecting securities markets generally or a particular sector of the securities markets or factors affecting particular industries or issuers. Changes in market conditions will not have the same impact on all types of securities.

Medium-Sized Companies: Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Mid Cap Securities: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Mortgage-Related Securities: Mortgage-related securities in which a fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies or government-related fluctuation organizations, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Unlike mortgage-related securities issued or guaranteed by the U. S. government or its agencies and instrumentalities, mortgage related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Mortgage-related securities are subject to special risks. The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to a fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. A fund's investments in mortgage-related securities are also exposed to prepayment or call risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring a fund to reinvest in lower yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. This is known as extension risk.

Natural Resources: Securities of companies involved with natural resources may be subject to significant price fluctuations, reflecting volatility of energy and basic materials’ prices, possible instability of supply and changes in demand or inflation. In addition, some companies may be subject to the risks generally associated with extraction of natural resources and the risks of the hazards associated with natural resources.

Non-Diversification: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because a fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Portfolio Turnover: A fund may engage in a significant number of short-term transactions, which may adversely affect a fund performance. Increased turnover results in higher brokerage costs or mark-up charges for a fund. A fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

Prepayment or Call: Borrowers may pay back principal before the scheduled due date. Borrowers may find it advantageous to prepay principal due to a decline in interest rates or an excess in cash flow. Such prepayments may require the fund to replace a corporate loan, corporate debt security or other investment with a lower yielding security. This may adversely affect the fund's net asset value.

Precious Metal Related Securities: Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

Real Estate Investment Trusts (“REITS”): Equity REITs can be affected by any changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

Real Estate Securities: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:

•	declining real estate value
•	risks relating to general and local economic conditions
•	over-building
•	increased competition for assets in local and regional markets
•	increases in property taxes
•	increases in operating expenses or interest rates
•	change in neighborhood value or the appeal of properties to tenants
•	insufficient levels of occupancy
•	inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

Repurchase Agreements: Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, a fund could lose money.

Rule 144A Securities: “Rule 144A” securities are securities that are not registered for sale to the public and thus are considered “restricted.” They may only be resold to certain qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by a fund could adversely affect the marketability of such security and a fund might be unable to dispose of such security promptly or at reasonable prices.

Securities Lending: A fund may lend securities to other financial institutions that provide cash or other securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Sector: Sector risk is the risk that the fund concentration in the securities of companies in a specific market sector or industry will cause the fund to be more exposed to the price movements of companies in and developments affecting that sector or industry than a more broadly diversified fund. Because the fund invests primarily in one sector, there is the risk that the fund will perform poorly during a downturn in that sector.

Short Sales: A short sale may be effected by selling a security that a fund does not own. In order to deliver the security to the purchaser, a fund borrows the security, typically from a broker-dealer or an institutional investor. A fund later closes out the position by returning the security to the lender. If the price of the security sold short increases, a fund would incur a loss; conversely, if the price declines, a fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. A fund's use of short sales in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if a fund held only long positions. A fund may be unable to close out a short position at an acceptable price, and may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. Short selling involves higher transaction costs than typical long-only investing.

A short sale may also be effected “against the box” if, at all times when the short position is open, a fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that a fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, a fund would forego the potential realization of the increased value of the shares sold short.

Smaller Companies: Investing in smaller companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Small- or Medium-Sized Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Sovereign Debt: Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or it may ask for forgiveness of interest or principal on its existing debt. On the other hand, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There may be no established legal process for a U.S. bondholder (such as the fund) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Stocks: Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the overall economy. Because the stocks a fund holds fluctuate in price, the value of your investment in a fund will go up and down.

Structured Instruments: A fund may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate rest features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued.

U.S. Government Agency Obligations: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style.

Yield Fluctuation: Certain funds invest in short-term money market instruments. As a result, the amount of income paid to you by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund's expenses could absorb all or a significant portion of a fund's income.

Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

SHAREHOLDER INFORMATION

Investment Adviser

Transamerica Funds' Board of Trustees is responsible for managing the business affairs of Transamerica Funds. It oversees the operation of Transamerica Funds by its officers. It also reviews the management of the funds' assets by the investment adviser and sub-advisers. Information about the Trustees and executive officers of Transamerica Funds is contained in the Statement of Additional Information (“SAI”).

Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser for Transamerica Funds. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund's sub-adviser. The investment adviser also monitors the sub-advisers’ buying and selling of portfolio securities and administration of the funds. For these services, TAM is paid investment advisory fees. These fees are calculated on the average daily net assets of each fund.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC, sub-advisers to certain funds, are affiliates of TAM and Transamerica Funds.

From time to time TAM and/or its affiliates pay, out of their own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

The funds may rely on an Order from the SEC (Release IC- 23379 dated August 5, 1998) that permits Transamerica Funds and its investment adviser, TAM, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on subadvisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

Advisory Fees

TAM receives compensation, calculated daily and paid monthly, from each fund based on an annual percentage of each fund’s average daily net assets. The advisory fee is calculated daily and paid monthly.

Advisory Fees Paid in 2009

For the fiscal year ended October 31, 2009, each fund paid the following advisory fee as a percentage of the fund's average daily net assets:

Name of Fund	Percentage
Transamerica AEGON High Yield Bond	%
Transamerica AllianceBernstein International Value	%
Transamerica Balanced	%
Transamerica BlackRock Global Allocation	%
Transamerica BlackRock Large Cap Value	%
Transamerica BlackRock Natural Resources	%
Transamerica BNY Mellon Market Neutral Strategy	%
Transamerica Clarion Global Real Estate Securities	%
Transamerica Diversified Equity	%
Transamerica Equity	%

Transamerica Federated Market Opportunity	%
Transamerica First Quadrant Global Macro	%
Transamerica Flexible Income	%
Transamerica Growth Opportunities	%
Transamerica Jennison Growth	%
Transamerica JPMorgan Core Bond	%
Transamerica JPMorgan International Bond	%
Transamerica JPMorgan Mid Cap Value	%
Transamerica Loomis Sayles Bond	%
Transamerica MFS International Equity	%
Transamerica Money Market	%
Transamerica Neuberger Berman International	%
Transamerica Oppenheimer Developing Markets	%
Transamerica Oppenheimer Small- & Mid-Cap Value	%
Transamerica PIMCO Real Return TIPS	%
Transamerica PIMCO Total Return	%
Transamerica Schroders International Small Cap	%
Transamerica Short-Term Bond	%
Transamerica Small/Mid Cap Value	%
Transamerica Third Avenue Value	%
Transamerica Thornburg International Value	%
Transamerica UBS Large Cap Value	%
Transamerica Van Kampen Emerging Markets Debt	%
Transamerica Van Kampen Mid-Cap Growth	%
Transamerica Van Kampen Small Company Growth	%
Transamerica WMC Emerging Markets	%

A discussion regarding the Board of Trustees’ approval of each fund's advisory arrangements is available in each fund's annual report for the fiscal year ended October 31, 2009.

Sub-Advisers

The name and address of the sub-advisers are listed below. Pursuant to Investment Sub-advisory Agreements between TAM and each sub-adviser on behalf of the respective funds, each sub-adviser shall make investment decisions, buy and sell securities for the funds, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

The sub-advisers listed below receive compensation, calculated daily and paid monthly, from TAM. For the fiscal year ended October 31, 2009, the sub-advisers received the following sub-advisory fees as a percentage of a fund's average daily net assets:

Fund	Percentage	Name and Address of Sub-Adviser
Transamerica AEGON High Yield Bond	%	AEGON USA Investment Management, LLC (“AUIM”) 4333 Edgewood Road NE Cedar Rapids, IA 52499
Transamerica AllianceBernstein International Value	%	AllianceBernstein L.P. (“AllianceBernstein”) 1345 Avenue of the Americas New York, NY 10105
Transamerica BlackRock Global Allocation Transamerica BlackRock Large Cap Value Transamerica BlackRock Natural Resources	% % %	BlackRock Investment Management, LLC (“BlackRock”) 800 Scudders Mill Road Plainsboro, NJ 08536

Transamerica BNY Mellon Market Neutral Strategy	%	Mellon Capital Management Corporation (“BNY Mellon”) 50 Fremont Street Suite 3900 San Francisco, CA 94105
Transamerica Clarion Global Real Estate Securities	%	ING Clarion Real Estate Securities, L.P. (“Clarion”) 201 King of Prussia Road Suite 600 Radnor, PA 19087
Transamerica Federated Market Opportunity	%	Federated Equity Management Company of Pennsylvania (“Federated”) 1001 Liberty Avenue Pittsburgh, PA 15222
Transamerica First Quadrant Global Macro	%	First Quadrant, L.P. (“FQ”) 800 E. Colorado Boulevard Suite 900 Pasadena, CA 91101
Transamerica Jennison Growth	%	Jennison Associates LLC (“Jennison”) 466 Lexington Avenue New York, NY 10017
Transamerica JPMorgan Core Bond Transamerica JPMorgan International Bond Transamerica JPMorgan Mid Cap Value	% % %	J.P. Morgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue New York, NY 10167
Transamerica Loomis Sayles Bond	%	Loomis, Sayles & Company, L.P. (“Loomis”) One Financial Center Boston, MA 02111
Transamerica MFS International Equity	%	MFS® Investment Management (“MFS”) 500 Boylston Street Boston, MA 02116
Transamerica Neuberger Berman International	%	Neuberger Berman Management LLC (“Neuberger”) 605 Third Avenue, 2nd Floor New York, NY 10158
Transamerica Oppenheimer Developing Markets Transamerica Oppenheimer Small- & Mid-Cap Value	%	OppenheimerFunds, Inc. (“Oppenheimer”) Two World Financial Center 225 Liberty Street 11th Floor New York, NY 10281
Transamerica PIMCO Real Return TIPS Transamerica PIMCO Total Return	% %	Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660
Transamerica Schroders International Small Cap	%	Schroder Investment Management North America Inc. (“Schroders”) 875 Third Avenue 22nd Floor New York, NY 10022

Transamerica Third Avenue Value	%	Third Avenue Management LLC (“Third Avenue”) 622 Third Avenue 32nd Floor New York, NY 10017
Transamerica Thornburg International Value	%	Thornburg Investment Management, Inc. (“Thornburg”) 2300 Ridgetop Road Santa Fe, NM 87506

Transamerica Balanced

Transamerica Diversified Equity

Transamerica Equity

Transamerica Flexible Income

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Short-Term Bond

Transamerica Small/Mid Cap Value

	% % % % % % % % %	Transamerica Investment Management, LLC (“TIM”) 11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

Transamerica UBS Large Cap Value	%	UBS Global Asset Management (Americas) Inc. (“UBS”) One North Wacker Drive Chicago, IL 60606
Transamerica Van Kampen Emerging Markets Debt Transamerica Van Kampen Mid-Cap Growth Transamerica Van Kampen Small Company Growth	%	Morgan Stanley Investment Management Inc. doing business as Van Kampen (“Van Kampen”) 522 Fifth Avenue New York, NY 10036
Transamerica WMC Emerging Markets	%	Wellington Management Company, LLP (“Wellington Management”) 75 State Street Boston, MA 02109

Portfolio Manager(s)

The following funds are managed by portfolio manager(s). The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership in each fund.

Transamerica AEGON High Yield Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Bradley J. Beman, CFA, CPA/1997	Portfolio Manager	AUIM	Senior Vice President, Director – High Yield
Kevin Bakker, CFA/2007	Portfolio Manager	AUIM	Senior Vice President
Benjamin D. Miller, CFA/2006	Portfolio Manager	AUIM	High Yield Portfolio Manager

Transamerica AllianceBernstein International Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Eric J. Franco, CFA/1998	Senior Portfolio Manager	AllianceBernstein	Senior Portfolio Manager
Sharon E. Fay, CFA/1995	Portfolio Manager	AllianceBernstein	Chief Investment Officer

Henry S. D’Auria, CFA/2000	Portfolio Manager	AllianceBernstein	Chief Investment Officer and Co-Chief Investment Officer
Kevin F. Simms,CPA/1999	Portfolio Manager	AllianceBernstein	Co-Chief Investment Officer and Director of Research

Transamerica Balanced

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Gary U. Rollé, CFA/1994	Portfolio Manager (Lead-Equity)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Greg D. Haendel, CFA/2008	Portfolio Manager	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Director of Fixed Income, Portfolio Manager
Edward S. Han/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager
John J. Huber, CFA/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Director of Research, Portfolio Manager
Erik U. Rollé/2005	Portfolio Manager (Co-Equity)	TIM	Principal, Portfolio Manager, Securities Analyst
Brian W. Westhoff, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Portfolio Manager

Transamerica BlackRock Global Allocation

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Dennis Stattman/2002	Senior Portfolio Manager	BlackRock	Managing Director
Dan Chambly/2003	Associate Portfolio Manager	BlackRock	Director
Romualdo Roldan/2006	Associate Portfolio Manager	BlackRock	Director

Transamerica BlackRock Large Cap Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Robert C. Doll, Jr., CFA/2005	Portfolio Manager	BlackRock	Vice Chairman and Director, Global Chief Investment Officer for Equities and Chairman
Daniel Hanson, CFA/2008	Portfolio Manager	BlackRock	Director and Analyst

Transamerica BlackRock Natural Resources

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Robert Shearer, CFA/2006	Portfolio Manager	BlackRock	Managing Director

Transamerica BNY Mellon Market Neutral Strategy

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Michael F. Dunn, CFA/2006	Lead Portfolio Manager	BNY Mellon	Director, Portfolio Manager

Oliver E. Buckley/2006	Back-up Portfolio Manager	BNY Mellon	Executive Vice President and Head of Active Equity, Mellon Capital Management, CEO, CIO, Portfolio Manager, Franklin Portfolio Associates
Langton C. (Tony) Garvin, CFA/2008	Back-up Portfolio Manager	BNY Mellon	Director, Portfolio Manager

Transamerica Clarion Global Real Estate Securities

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Steven D. Burton, CFA/2002	Portfolio Manager	Clarion	Managing Director
T. Ritson Ferguson, CFA/2002	Portfolio Manager	Clarion	Chief Investment Officer
Joseph P. Smith, CFA/2002	Portfolio Manager	Clarion	Managing Director

Transamerica Diversified Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Gary U. Rollé, CFA/2009	Portfolio Manager (Lead)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Kirk R. Feldhus/2009	Portfolio Manager (Co)	TIM	Principal, Sr. Securities Analyst, Analyst
Thomas E. Larkin/2009	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Senior Securities Analyst
John D. Lawrence, CFA/2009	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2009	Portfolio Manager (Co)	TIM	Principal, Director of Research, Portfolio Manager

Transamerica Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Gary U. Rollé, CFA/2000	Portfolio Manager (Lead)	TIM	Principal, Managing Director, Chief Executive Officer, Chief Investment Officer
Edward S. Han/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
John J. Huber, CFA/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2005	Portfolio Manager (Co)	TIM	Principal, Director of Research, Portfolio Manager
Erik U. Rollé/2005	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Securities Analyst

Transamerica Federated Market Opportunity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Steven J. Lehman, CFA/2005	Senior Portfolio Manager	Federated	Vice President and Senior Vice President

Dana L. Meissner, CFA/2009	Portfolio Manager	Federated	Vice President and Senior Investment Analyst

Transamerica First Quadrant Global Macro

(formerly UBS Dynamic Alpha)

Name/Year Joined Fund	Role		Employer	Positions Over Past Five Years
Chuck Fannin, CFA/2009	Portfolio Manager		FQ	Partner
Kenneth J. Ferguson/2009	Portfolio Manager		FQ	Partner
Dori Levanoni/2009	Portfolio Manager	FQ	Partner

Transamerica Flexible Income

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Kirk J. Kim/2008	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Peter O. Lopez/2008	Portfolio Manager (Lead)	TIM	Principal, Director of Research, Portfolio Manager
Brian W. Westhoff, CFA/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2008	Portfolio Manager (Co)	TIM	Principal, Director of Fixed Income, Portfolio Manager
Greg D. Haendel, CFA/2008	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager

Transamerica Growth Opportunities

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Edward S. Han/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
John J. Huber, CFA/2005	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager

Transamerica Jennison Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Michael A. Del Balso/2004	Portfolio Manager	Jennison	Managing Director and Director of Research for Growth Equity
Blair A. Boyer/2006	Portfolio Manager	Jennison	Managing Director
Spiros “Sig” Segalas/2004	Portfolio Manager	Jennison	Director, President and Chief Investment Officer

Transamerica JPMorgan Core Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Douglas S. Swanson/2009	Portfolio Manager	JPMorgan	Managing Director and Portfolio Manager

Transamerica JPMorgan International Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Jon Johnson/2005	Portfolio Manager	JPMorgan	Managing Director and Portfolio Manager

Transamerica JPMorgan Mid Cap Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Jonathan K.L. Simon/1997	Portfolio Manager	JPMorgan	Managing Director
Lawrence Playford, CFA/2004	Portfolio Manager	JPMorgan	Vice President and Research Analyst
Gloria Fu, CFA/2006	Portfolio Manager	JPMorgan	Vice President and Research Analyst

Transamerica Loomis Sayles Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Kathleen C. Gaffney, CFA/2007	Lead Portfolio Manager	Loomis	Vice President, Portfolio Manager
Daniel J. Fuss, CFA/2007	Co-Portfolio Manager	Loomis	Executive Vice President, Vice Chairman, Senior Portfolio Manager
Elaine M. Stokes/2007	Co-Portfolio Manager	Loomis	Vice President, Portfolio Manager
Mathew J. Eagan, CFA/2007	Co-Portfolio Manager	Loomis	Vice President, Portfolio Manager

Transamerica MFS International Equity

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Daniel Ling/2009	Portfolio Manager	MFS	Investment Officer, Investment Manager, Lion Capital Management, Singapore
Marcus L. Smith/2006	Portfolio Manager	MFS	Investment Officer

Transamerica Neuberger Berman International

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Benjamin Segal, CFA/2005	Portfolio Manager	Neuberger	Vice President and Managing Director

Transamerica Oppenheimer Developing Markets

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Justin Leverenz, CFA/2007	Portfolio Manager	Oppenheimer	Vice President and Senior Analyst

Transamerica Oppenheimer Small- & Mid-Cap Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
John Damian/2006	Portfolio Manager	Oppenheimer	Vice President

Transamerica PIMCO Real Return TIPS

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Mihir Worah/2008	Portfolio Manager	PIMCO	Managing Director

Transamerica PIMCO Total Return

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Chris P. Dialynas/2008	Portfolio Manager	PIMCO	Managing Director

Transamerica Schroders International Small Cap

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Matthew Dobbs/2008	Portfolio Manager	Schroders	Head of Global Small Cap Equities

Transamerica Short-Term Bond

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Greg D. Haendel, CFA/2007	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2007	Portfolio Manager (Co)	TIM	Principal, Director of Fixed Income, Portfolio Manager

Transamerica Small/Mid Cap Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Jeffrey J. Hoo, CFA/2008	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Joshua D. Shaskan, CFA/2008	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager
Thomas E. Larkin/2008	Portfolio Manager (Co)	TIM	Principal, Portfolio Manager, Senior Securities Analyst

Transamerica Third Avenue Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Curtis R. Jensen/2007	Co-Portfolio Manager	Third Avenue	Co-Chief Investment Officer
Yang Lie/2008	Co-Portfolio Manager	Third Avenue	Director of Research
Kathleen K. Crawford/2007	Assistant Portfolio Manager	Third Avenue	Research Analyst

Transamerica Thornburg International Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
William V. Fries, CFA/2008	Portfolio Manager	Thornburg	Managing Director
Wendy Trevisani/2008	Portfolio Manager	Thornburg	Managing Director
Lei Wang/2008	Portfolio Manager	Thornburg	Managing Director

Transamerica UBS Large Cap Value

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Thomas M. Cole/2004	Portfolio Manager	UBS	Head and Research Director of North American Equities and Managing Director
Thomas J. Digenan/2004	Portfolio Manager	UBS	North American Equity Strategist and Managing Director
Scott C. Hazen/2004	Portfolio Manager	UBS	North American Equity Strategist and Executive Director
John C. Leonard/2004	Portfolio Manager	UBS	Global Head of Equities

Transamerica Van Kampen Emerging Markets Debt

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Abigail L. McKenna/2004	Lead Portfolio Manager	Van Kampen	Managing Director
Eric J. Baurmeister/2004	Portfolio Manager	Van Kampen	Managing Director
Federico L. Kaune/2004	Portfolio Manager	Van Kampen	Managing Director

Transamerica Van Kampen Mid-Cap Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Dennis P. Lynch/2002	Lead Portfolio Manager	Van Kampen	Managing Director
David S. Cohen/2002	Co-Portfolio Manager	Van Kampen	Managing Director
Sam G. Chainani/2004	Co-Portfolio Manager	Van Kampen	Managing Director
Armistead B. Nash/2008	Co-Portfolio Manager	Van Kampen	Executive Director
Alexander T. Norton/2005	Co-Portfolio Manager	Van Kampen	Executive Director
Jason C. Yeung/2007	Co-Portfolio Manager	Van Kampen	Executive Director

Transamerica Van Kampen Small Company Growth

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
David S. Cohen/2002	Co-Portfolio Manager	Van Kampen	Managing Director
Sam G. Chainani/2004	Co-Portfolio Manager	Van Kampen	Managing Director
Dennis P. Lynch/2004	Lead Portfolio Manager	Van Kampen	Managing Director
Armistead B. Nash/2008	Co-Portfolio Manager	Van Kampen	Executive Director
Alexander T. Norton/2005	Co-Portfolio Manager	Van Kampen	Executive Director
Jason C. Yeung/2007	Co-Portfolio Manager	Van Kampen	Executive Director

Transamerica WMC Emerging Markets

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Vera M. Trojan, CFA/2008	Co-Portfolio Manager	WMC	Senior Vice President and Equity Portfolio Manager

Disclosure of Portfolio Holdings: A detailed description of the funds' policies and procedures with respect to the disclosure of the funds' securities is available in the SAI. The funds publish their top ten holdings on the Transamerica Funds website at www.transamericafunds.com within two weeks after the end of each month. In addition, the funds publish all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

SHAREHOLDER INFORMATION

TO CONTACT TRANSAMERICA FUNDS

Customer Service:	1-888-233-4339
Internet:	www.transamericafunds.com
Fax:	1-888-329-4339
Mailing Address:	Transamerica Fund Services, Inc.

P.O. Box 219945

Kansas City, MO 64121-9945

Overnight Address:	Transamerica Fund Services, Inc.

330 W. 9th Street

Kansas City, MO 64105

BUYING SHARES

Class I2 shares of the funds in this prospectus are currently primarily offered for investment to certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the funds are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts. Purchase requests initiated through an automated service that exceed $50,000 per day are not permitted and must be submitted in writing.

By Check

•	Make your check payable and mail to Transamerica Fund Services, Inc.
•

If you are purchasing shares in an existing account(s), please reference your account number(s) and the Transamerica Fund(s) you wish to invest in. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one fund, your check will be deposited into such fund.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.
•

Transamerica Funds does not accept money orders, traveler’s checks, starter checks, credit card convenience checks or cash. Cashier’s checks and third-party checks may be accepted, subject to approval by Transamerica Funds.

By Automatic Investment Plan

•

With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

•

If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

By the Internet

•

You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. Call Customer Service or visit our website for information on how to establish an electronic bank link.

By Payroll Deduction

•	You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this deduction.

By Wire Transfer

•

You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

Bank of America, NA, Charlotte, NC, ABA# 0260-0959-3, Credit: Transamerica Funds Account# 3600622064.

Provide shareholder name, fund and account numbers.

•	Shares will be purchased at the next determined NAV after receipt of your wire if you have supplied all other required information.

Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege.

SELLING SHARES

Shares may be sold (or “redeemed”) at any time. Proceeds from the redemption of shares will usually be sent to the redeeming shareholder within three business days after receipt in good order of a request for redemption. However, Transamerica Funds has the right to take up to seven days to pay redemption proceeds, and may postpone payment under certain circumstances, as authorized by law. Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind. Please see the SAI for more details.

In cases where shares have recently been purchased and the purchase money is not yet available, redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply. Shares purchased by wire are immediately available and are not subject to the 15 day holding period.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee by all shareholders. The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

To Request Your Redemption and Receive Payment By:

Direct Deposit – ACH

•

You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Direct Deposit – Wire

•

You may request an expedited wire redemption in writing or by phone. The electronic bank link option must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record

•

Written Request: Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

•	Telephone or Internet Request: You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address

•	This request must be in writing, regardless of amount, signed by all account owners, with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit ACH or Check)

•

You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP or visit our website to obtain the appropriate form to complete.

Through an Authorized Dealer

•	You may redeem your shares through an authorized dealer. (They may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Your Request to Sell Your Shares and Receive Payment May Be Subject To:

•	The type of account you have and if there is more than one shareholder.
•

The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.

•

A written request or an original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.

•	When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.
•

Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear. Certain exceptions may apply.
•	If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.
•	Please see additional information relating to signature guarantees later in this prospectus.

Involuntary Redemptions

Each fund, to the fullest extent permitted by law, reserves the right to close your account if the account value falls below the fund’s minimum account balance, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the fund (such as market timing or frequent small redemptions).

EXCHANGING SHARES

Transamerica Equity and Transamerica Diversified Equity Class I2 shareholders who received their shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may exchange their shares between Transamerica Equity and Transamerica Diversified Equity. Transamerica AEGON High Yield Bond Class I2 shareholders who received their shares in the manner described above have no exchange privileges.

PRICING OF SHARES

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value per share (“NAV”) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price Is Determined

The NAV of each fund (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Purchase orders for shares of the Transamerica asset allocation funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the asset allocation funds are received and accepted. For purchases of shares of the Transamerica asset allocation funds through the NSCC, orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the asset allocation funds. For investments in separate accounts of insurance companies that invest in Class I2 shares of the funds, orders for Class I2 shares will be placed after the receipt and acceptance of the investment in the insurance company separate account.

How NAV Is Calculated

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. This valuation method does not apply to ETFs, which are considered open-end funds. Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

FEATURES AND POLICIES

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

Transamerica Funds’ Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.

However, because the shares of the funds may be sold to strategic asset allocation funds, other investors (including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts), and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents, the funds’ policies and procedures to discourage market timing or excessive trading are enforced by those entities, as appropriate, rather than the funds. Additional information about the asset allocation funds’ policies and procedures are available in the prospectus of the asset allocation funds. Furthermore, reallocations in the funds by an asset allocation fund in furtherance of a fund’s investment objective are not considered to be market timing or excessive trading.

Orders to purchase, redeem or exchange shares forwarded by accounts maintained on behalf of institutional investors or insurers (for example, separate accounts of insurance companies) with respect to their accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these investors/insurers (or their accounts) may apply to transactions by persons who, in turn, invest through these investors/insurers (or through their accounts).

Asset Allocation Funds

The asset allocation funds discussed above that invest in certain series of Transamerica Funds may own a significant portion of the shares of a Transamerica Funds fund. Transactions by a fund of funds may be disruptive to an underlying Transamerica Fund.

Customer Service

Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamericafunds.com. You may also send instructions by mail, by fax, or by using the In-Touch line (automated phone system).

Uncashed Checks Issued on Your Account

If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In cases where we are unable to reinvest check proceeds in the fund that you held, for example, if the fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in another Transamerica Fund, such as the Transamerica Money Market.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Telephone Transactions

Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. These procedures may include requiring personal identification, providing written confirmation of transactions and tape recording conversations. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time.

Retirement and ESA State Street Account Maintenance Fees

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. The fee is waived if the total of the retirement plan and ESA account(s)’s value per Social Security Number is more than $50,000.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.

Signature Guarantee

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

An original signature guarantee is required if any of the following is applicable:

•	You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds wired to a bank account other than a bank account of record.
•	You are adding or removing a shareholder from an account.
•	You are changing ownership of an account.
•	When establishing an electronic bank link, if the Transamerica Funds account holder’s name does not appear on the check.

The funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing or counterfeit.

E-mail Communications

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via email. For your protection, we ask that all transaction requests be submitted only via telephone, mail or through the secure link on our website.

Statements and Reports

Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fees is disclosed in this prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

Investment Policy Changes

A fund that has a policy of investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in the particular type of securities implied by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Unless expressly designated as fundamental, all policies and procedures of the funds, including their investment objectives, may be changed at any time by the Board of Trustees without shareholder approval. The investment strategies employed by a fund may also be changed without shareholder approval.

To the extent authorized by law, Transamerica Funds and each of the funds reserve the right to discontinue offering shares at any time, to merge a class of shares, or to cease operations entirely.

DISTRIBUTION OF SHARES

Underwriting Agreement

Transamerica Funds has an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), located at 4600 South Syracuse Street, Suite 1100, Denver, CO 80237. TCI is an affiliate of TAM and Transamerica Funds. Under this agreement, TCI underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

TCI, TAM, TIM and other fund sub-advisers, directly or through TCI, out of their past profits and other available sources provides additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the asset allocation funds that invest in the funds or render investor services to asset allocation fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the asset allocation funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing is not an expense of the funds, does not result in increased expenses, are not reflected in the fees and expenses sections of this prospectus and are described in more detail in the prospectus of the funds of funds. As of the date of this prospectus, TAM has agreed to pay Universal Life Insurance Company (“Universal Life”) a fee equal, on an annual basis, to 0.25% of the average daily net assets attributable to investments by Universal Life’s separate accounts in the Class I2 shares of the funds for administrative and other services provided or procured by Universal Life in connection with such investments in the funds. Investors may be able to obtain more information about these arrangements from their financial intermediaries.

TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. These payments do not result in increased fund expenses and are not reflected in the fees and expenses tables included in the prospectus. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

DISTRIBUTIONS AND TAXES

Taxes On Distributions In General

Each fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year if any. Although a fund will not have to pay income tax on amounts it distributes to shareholders, shareholders will generally be taxed on amounts they receive whether the distributions are paid in cash or are reinvested in additional fund shares. If a fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared. Each fund pays dividends annually, except the following: Transamerica Clarion Global Real Estate Securities, Transamerica Balanced and Transamerica Loomis Sayles Bond pay quarterly; Transamerica Federated Market Opportunity, Transamerica JPMorgan International Bond, Transamerica PIMCO Real Return TIPS, Transamerica PIMCO Total Return, Transamerica Flexible Income, Transamerica AEGON High Yield Bond and Transamerica Van Kampen Emerging Markets Debt pay monthly; and Transamerica Money Market and Transamerica Short-Term Bond calculate daily and pay monthly. If necessary, each fund may make distributions at other times as well.

The following are guidelines for how certain distributions by a fund are generally taxed to to non-corporate shareholders under current federal income tax law:

•

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

•

Distributions designated by the fund as “qualified dividend income” will also be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets). Qualified dividend income generally is income derived from certain dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, certain dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Note that a shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding year requirements in order to obtain the benefit of the lower tax rate applicable to qualified dividend income.

•	Other distributions generally will be taxed at the ordinary income tax rate applicable to the shareholder.

The tax rates in the first two bullets above do not apply to corporate shareholders.

The funds will send you a tax report annually summarizing the amount of and the tax aspects of your distributions. If you buy shares of a fund shortly before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and tax-deferred account investors should consult their tax advisers regarding their investments in a tax-deferred account.

You must provide your taxpayer identification number to the fund along with certifications required by the Internal Revenue Service upon your investment in fund shares.

Taxes on the Sale of Shares

If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares. Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain.

Note that money market funds typically maintain a stable net asset value of $1.00 per share. Assuming Transamerica Money Market maintains a stable net asset value, you will typically not recognize gain or loss upon the sale, redemption, or exchange of shares of this fund.

Withholding Taxes

A fund in which you invest may be required to apply backup withholding of U.S. federal income tax (currently at a 28% rate) on all distributions payable to you if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-Resident Alien Withholding

If you are a non-U.S. investor, you must provide a U.S. mailing address to establish an account unless your broker-dealer firm submits your account through the National Securities Clearing Corporation. Your broker-dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us before future purchases can be accepted. Shareholders that are not U.S. persons under the federal tax laws may be subject to U.S. withholding taxes on certain distributions and are generally subject to U.S. tax certification requirements. Additionally, those shareholders will need to provide an appropriate tax form (generally, Form W-8BEN and documentary evidence).

Other Tax Information

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a Transamerica fund. More information is provided in the SAI of the funds. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in Transamerica Funds.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each fund's performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2009 has been derived from financial statements audited by [_________], whose report, along with the fund's financial statements, is included in the [[date_of_annual_report]] Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding through each period:

[TO BE INSERTED]

Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.

Transamerica Funds
P.O. Box 9012
Clearwater, FL 33758-9012
Customer Service: 1-888-233-4339

Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2010, and in the annual and semi-annual reports to shareholders. The Statement of Additional Information is incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission (“SEC”). Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, and Washington, DC 20549-0102. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.

To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about these funds, call or write to Transamerica Funds at the phone number or address above or visit Transamerica Funds’ website at www.transamericafunds.com. In the Transamerica Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

The Investment Company Act File Number for Transamerica Funds is 811-04556.

www.transamericafunds.com Sales Support: 1-800-851-7555 Distributor: Transamerica Capital, Inc.

TRANSAMERICA FUNDS

TRANSAMERICA AEGON HIGH YIELD BOND
TRANSAMERICA ALLIANCEBERNSTEIN INTERNATIONAL VALUE
TRANSAMERICA ASSET ALLOCATION - CONSERVATIVE PORTFOLIO
TRANSAMERICA ASSET ALLOCATION - GROWTH PORTFOLIO
TRANSAMERICA ASSET ALLOCATION – MODERATE GROWTH PORTFOLIO
TRANSAMERICA ASSET ALLOCATION - MODERATE PORTFOLIO
TRANSAMERICA BALANCED
TRANSAMERICA BLACKROCK GLOBAL ALLOCATION
TRANSAMERICA BLACKROCK LARGE CAP VALUE
TRANSAMERICA BLACKROCK NATURAL RESOURCES
TRANSAMERICA BNY MELLON MARKET NEUTRAL STRATEGY
TRANSAMERICA CLARION GLOBAL REAL ESTATE SECURITIES
TRANSAMERICA DIVERSIFIED EQUITY
TRANSAMERICA EQUITY
TRANSAMERICA FEDERATED MARKET OPPORTUNITY
TRANSAMERICA FIRST QUADRANT GLOBAL MACRO
TRANSAMERICA FLEXIBLE INCOME
TRANSAMERICA FOCUS
TRANSAMERICA GROWTH OPPORTUNITIES
TRANSAMERICA JENNISON GROWTH
TRANSAMERICA JPMORGAN CORE BOND
TRANSAMERICA JPMORGAN INTERNATIONAL BOND
TRANSAMERICA JPMORGAN MID CAP VALUE
TRANSAMERICA LOOMIS SAYLES BOND
TRANSAMERICA MFS INTERNATIONAL EQUITY
TRANSAMERICA MONEY MARKET
TRANSAMERICA MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
TRANSAMERICA MULTI-MANAGER INTERNATIONAL PORTFOLIO
TRANSAMERICA NEUBERGER BERMAN INTERNATIONAL
TRANSAMERICA OPPENHEIMER DEVELOPING MARKETS
TRANSAMERICA OPPENHEIMER SMALL- & MID-CAP VALUE
TRANSAMERICA PIMCO REAL RETURN TIPS
TRANSAMERICA PIMCO TOTAL RETURN
TRANSAMERICA SCHRODERS INTERNATIONAL SMALL CAP
TRANSAMERICA SHORT-TERM BOND
TRANSAMERICA SMALL/MID CAP VALUE
TRANSAMERICA THIRD AVENUE VALUE
TRANSAMERICA THORNBURG INTERNATIONAL VALUE
TRANSAMERICA UBS LARGE CAP VALUE
TRANSAMERICA VAN KAMPEN EMERGING MARKETS DEBT
TRANSAMERICA VAN KAMPEN MID-CAP GROWTH
TRANSAMERICA VAN KAMPEN SMALL COMPANY GROWTH
TRANSAMERICA WMC EMERGING MARKETS

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

TRANSAMERICA FUNDS
570 Carillon Parkway
St. Petersburg, Florida 33716
Customer Service (888) 233-4339 (toll free)

Each of the funds listed above is a series of Transamerica Funds (“Transamerica Funds” or the “Trust”), an open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). All funds, other than Transamerica BlackRock Natural Resources, Transamerica Clarion Global Real Estate Securities, Transamerica First Quadrant Global Macro, Transamerica Focus, Transamerica JPMorgan International Bond, Transamerica PIMCO Real Return TIPS, Transamerica Third Avenue Value, and Transamerica Van Kampen Emerging Markets Debt, are diversified.

This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the Transamerica Funds prospectuses dated March 1, 2010 for each of the funds and share classes, as they may be further supplemented or revised from time to time. This SAI may be obtained free of charge by writing or calling Transamerica Funds at the above address or telephone number, and is incorporated by reference into the prospectuses. This SAI sets forth information which may be of interest to shareholders, but which is not necessarily included in the funds’ prospectuses. Additional information about the funds’ investments is available in the funds’ Annual and Semi-Annual Reports to shareholders, and may be obtained free of charge by writing or calling Transamerica at the above address or telephone number.

1

INVESTMENT OBJECTIVES

The prospectuses discuss the investment objective of each of the funds and the policies each fund employs to achieve its objective. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectuses.

There can be no assurance that a fund will, in fact, achieve its objective. A fund’s investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

FUNDAMENTAL INVESTMENT POLICIES

As indicated in each prospectus, each fund is subject to certain fundamental policies which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy. Unless expressly designated as fundamental, all policies of each fund may be changed by Transamerica Funds’ Board of Trustees without shareholder approval. Each fund has adopted, as applicable, the following fundamental policies:

1. Diversification

Each fund shall be a “diversified company” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (except Transamerica BlackRock Natural Resources, Transamerica Clarion Global Real Estate Securities, Transamerica First Quadrant Global Macro, Transamerica Focus, Transamerica JPMorgan International Bond, Transamerica PIMCO Real Return TIPS, Transamerica Third Avenue Value, and Transamerica Van Kampen Emerging Markets Debt), and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Transamerica BlackRock Natural Resources, Transamerica Clarion Global Real Estate Securities, Transamerica First Quadrant Global Macro, Transamerica Focus, Transamerica JPMorgan International Bond, Transamerica PIMCO Real Return TIPS, Transamerica Third Avenue Value, and Transamerica Van Kampen Emerging Markets Debt are each currently a “non-diversified company” as that term is defined in the 1940 Act.

2. Borrowing

Each fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. Senior Securities

Each fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Underwriting Securities

Each fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), except as permitted under the 1933 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act, each fund may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

5. Real Estate

Each fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. Making Loans

Each fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

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7. Concentration of Investments

Each fund may not “concentrate” its investments in a particular industry or group of industries (except those funds listed below), except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Transamerica BlackRock Natural Resources may concentrate in the natural resources related industries. Transamerica Clarion Global Real Estate Securities may concentrate in securities of issuers in the real estate industry.

8. Commodities

Each fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL POLICIES

Furthermore, certain funds have adopted the following non-fundamental policies, which may be changed by Transamerica Funds’ Board of Trustees of the fund without shareholder approval.

(A) Exercising Control or Management

Except for Transamerica Oppenheimer Small- & Mid-Cap Value and Transamerica Van Kampen Mid-Cap Growth, each fund may not invest in companies for the purposes of exercising control or management.

(B) Purchasing Securities on Margin

Transamerica AEGON High Yield Bond, Transamerica Balanced, Transamerica Clarion Global Real Estate Securities, Transamerica Equity, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica Jennison Growth, Transamerica MFS International Equity, Transamerica Money Market, Transamerica PIMCO Real Return TIPS, Transamerica PIMCO Total Return, Transamerica Short-Term Bond, Transamerica Small/Mid Cap Value, Transamerica UBS Large Cap Value, Transamerica Van Kampen Emerging Markets Debt and Transamerica Van Kampen Small Company Growth may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions in options, futures contracts, swaps and forward contracts and other derivative instruments, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps and forward contracts and other derivative instruments shall not constitute purchasing securities on margin.

Transamerica BlackRock Large Cap Value may not purchase securities on margin, except (i) for use of short-term credit necessary for the clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with the futures contracts or other permissible investments.

(C) Illiquid Securities

No fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, except that neither Transamerica AEGON High Yield Bond, nor Transamerica Money Market may invest more than 10% of its net assets in illiquid securities.

(D) Short Sales

Transamerica AEGON High Yield Bond, Transamerica BlackRock Large Cap Value, Transamerica Equity, Transamerica Growth Opportunities, Transamerica MFS International Equity, Transamerica Money Market, Transamerica PIMCO Real Return TIPS, Transamerica PIMCO Total Return, Transamerica Short-Term Bond, Transamerica Small/Mid Cap Value, Transamerica UBS Large Cap Value, Transamerica Van Kampen Emerging Markets Debt and Transamerica Van Kampen Small Company Growth may not sell securities short, except short sales “against the box.” A short sale against the box of a stock is where the seller actually owns or has the right to obtain at no additional cost the stock, but does not want to close out the position.

Transamerica Balanced, Transamerica Clarion Global Real Estate Securities, Transamerica Flexible Income, and Transamerica Jennison Growth may not sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

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(E) Oil, Gas or Mineral Deposits

Transamerica AEGON High Yield Bond, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Balanced, Transamerica Clarion Global Real Estate Securities, Transamerica Flexible Income, Transamerica Jennison Growth, Transamerica Money Market, Transamerica PIMCO Real Return TIPS, Transamerica PIMCO Total Return, Transamerica Short-Term Bond, and Transamerica Van Kampen Small Company Growth may not invest in interests in oil, gas or other mineral development or exploration programs although they may invest in the marketable securities of companies that invest in or sponsor such programs.

(F) Mortgage or Pledge Securities

Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Balanced, Transamerica Flexible Income, and Transamerica Jennison Growth may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund’s net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

Transamerica AEGON High Yield Bond and Transamerica Small/Mid Cap Value may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33⅓% of the fund’s total assets at the time of borrowing or investment.

Transamerica Money Market may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund’s net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

(G) Investment in Other Investment Companies

Transamerica AEGON High Yield Bond, Transamerica Balanced, Transamerica Clarion Global Real Estate Securities, Transamerica Flexible Income, Transamerica Growth Opportunities, and Transamerica Jennison Growth may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act.

Transamerica Diversified Equity and Transamerica JPMorgan Mid Cap Value may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

Transamerica AllianceBernstein International Value, Transamerica BlackRock Global Allocation, Transamerica Diversified Equity, Transamerica Federated Market Opportunity, Transamerica JPMorgan International Bond, Transamerica Neuberger Berman International, and Transamerica Van Kampen Mid-Cap Growth may not purchase securities issued by registered open-end investment companies or registered unit investment trusts in reliance upon Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

(H) Futures Contracts

Transamerica Short-Term Bond may enter into futures contracts and write and buy put and call options relating to futures contracts.

Transamerica MFS International Equity and Transamerica Van Kampen Small Company Growth may enter into futures contracts and write and buy put and call options relating to futures contracts. The funds may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Transamerica Balanced, Transamerica Clarion Global Real Estate Securities, Transamerica Flexible Income, and Transamerica Jennison Growth may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the fund’s net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund’s commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of total assets.

Transamerica AEGON High Yield Bond may not purchase or sell interest rate futures contracts (a) involving aggregate delivery or purchase obligations in excess of 30% of the fund’s net assets, or aggregate margin deposits made by the fund in excess of 5% of the fund’s net assets; (b) which are not for hedging purposes only; or (c) which are executed under custodial, reserve and other arrangements inconsistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission (“SEC”) for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act; (ii) by the Commodity Futures Trading Commission (“CFTC”) for exemption of investment companies registered under the 1940 Act from registration as “commodity

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pool operators” and from certain provisions of Subpart B of Part 4 of the CFTC’s regulations; or (iii) by a state securities commissioner or administrator in one or more of the states in which the fund’s shares have been qualified for public offering.

(I) Foreign Issuers

Transamerica AEGON High Yield Bond, Transamerica Jennison Growth, and Transamerica JPMorgan Core Bond may not invest more than 25% of their net assets at the time of purchase in the securities of foreign issuers and obligors.

(J) Put, Call, Straddle or Spread Options

Transamerica AEGON High Yield Bond may not write or purchase put, call, straddle or spread options, or combinations thereof.

(K) Real Estate Limited Partnership

Transamerica AEGON High Yield Bond may not invest in real estate limited partnerships.

(L) Additional and Temporary Borrowings

Transamerica MFS International Equity may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

(M) Bank Time Deposits

Transamerica AEGON High Yield Bond may not invest in bank time deposits with maturities of over 7 calendar days, or invest more than 10% of the fund’s total assets in bank time deposits with maturities from 2 business days through 7 calendar days.

(N) Officers Ownership

Transamerica AEGON High Yield Bond may not purchase or retain the securities of any issuer if, to the fund’s knowledge, those officers and directors of the manager and sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

OTHER POLICIES AND PRACTICES OF THE FUNDS

The following investments are subject to all applicable rules and regulations and to limitations as set forth in each fund’s investment restrictions and policies. Unless otherwise specified in this SAI or in the prospectuses, the percentages set forth below and the percentage limitations set forth in the prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

Options on Securities and Indices. In an effort to increase current income and to reduce fluctuations in net asset value, each of the funds, other than Transamerica AEGON High Yield Bond, may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund’s writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell, and a writer has the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price or, in the absence of such a price, at the average between closing bid and asked price.

A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. When a portfolio security or currency subject to a call option is sold, a fund will effect a “closing purchase transaction”—the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If a fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a fund will forego the potential benefit represented by market appreciation over the exercise price.

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A put option written by a fund is “covered”, as that term is used in SEC interpretations and guidance regarding cover, if the fund (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian (alternatively, liquid assets may be earmarked on the fund’s records) or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by a fund is “covered” if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian (alternatively, liquid assets may be earmarked on the fund’s records)) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the fund has segregated additional cash consideration with its custodian, or earmarked liquid assets on its records equal to the difference between the exercise price of the call written and that of the call held to cover such call.

When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a fund is exercised, a fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and a fund will realize a gain or loss.

Purchasers of options pay an amount known as a premium to the option writer in exchange for the right under the option contract. A principal reason for writing put and call options is to attempt to realize, through the receipt of premium income, a greater current return than would be realized on the underlying securities alone. This premium income will serve to enhance a fund’s total return and will reduce the effect of any price decline of the security involved in the option. In return for the premium received for a call option, a fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss.

Once the decision to write a call option has been made, a fund’s investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a fund will be able to effect such closing transactions at a favorable price. If a fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The funds will pay transaction costs in connection with the purchase or writing of options to close out previously purchased or written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the writing of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a fund.

A fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value. When a fund purchases put options, that fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A fund may sell, transfer, or assign a put it has purchased only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a fund upon its exercise of a “put” is normally (i) the fund’s acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities; plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to a fund at a higher price than its current market value. A fund retains the premium received from writing a put option whether or not the option is exercised.

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Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a fund that writes a call on an index cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

Index options are also subject to the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall “out-of-the-money”, the fund will be required to pay cash in an amount of the difference between the closing index value and the exercise price of the option.

Options on Foreign Currencies. A fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts, both as described below, on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and, by doing so, will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. If currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, as in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. Buying put or call options will not protect a fund against price movements in the securities that are attributable to other causes.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if exchange rates move in the manner projected, will expire unexercised and allow that fund to offset the increased cost of the securities up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is “covered” if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) a fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the fund’s custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

The interbank market in non-U.S. currencies is a global and round-the-clock market. To the extent the U.S. options market is closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the U.S. options market until it reopens. Transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country. Options on non-U.S. currencies also have the risks of options on securities and indices, as discussed above.

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Futures Contracts and Options thereon. A fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions, to the extent permissible by applicable law. Futures contracts are for the purchase and sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. Certain funds may enter into interest rate futures contracts. These contracts are for the purchase or sale of underlying debt instruments when the contract expires. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the CFTC and must be executed through a Futures Commission Merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The funds may use futures contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) for a specified exercise price at any time during the option exercise period.

At the inception of a futures contract, a fund is required to make an initial margin deposit. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action. A fund is also subject to calls for daily variation margin payments as the value of the futures position varies, a process known as “marking-to-market.” Daily variation margin calls could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Futures transactions involve brokerage costs and require a fund to segregate liquid assets, such as cash or other liquid securities to cover its obligation under such contracts. There is a possibility that a fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a fund’s ability to hedge effectively against interest rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the portfolio’s daily marked-to-market (net) obligation, if any, (in other words, the portfolio’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to its net obligation under cash-settled futures, a fund will have the ability to employ leverage to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

Futures transactions will be limited to the extent necessary to maintain the qualification of these funds as regulated investment companies. Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the funds and their adviser, the funds and the adviser are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the funds exemption filing with respect to its use of futures contracts are no longer applicable.

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Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund’s principal uses of forward foreign currency exchange contracts (“forward currency contracts”).

Except for Transamerica First Quadrant Global Macro, a fund may enter into forward currency contracts with stated contract values of up to the value of that fund’s assets. The funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

A fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, a fund may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or expects to have portfolio exposure. A fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A fund’s entry into a forward currency contract, as well as any use of cross or proxy hedging techniques will generally require the fund to hold liquid securities or cash equal to a fund’s obligations in a segregated account throughout the duration of the contract. While a position hedge may offset both positive and negative currency fluctuations, it will not offset changes in security values caused by other factors. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may also combine forward currency contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign equity or bond, a fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract’s underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The funds may also hedge foreign currency exchange rate risk by engaging in currency financial futures and options transactions, which are described above. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such fund is obligated to deliver.

If a fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies.

Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity, if at all. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain the required cover.

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While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund’s ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

Swaps and Swap-Related Products. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund’s sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchanged commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund’s sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the counterparty to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s insolvency.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The funds’ sub-advisers have determined that, as a result, the swap market (except for certain credit default swaps discussed below) has become relatively liquid. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a fund’s ability to terminate existing credit default swap agreements (as discussed below) or to realize amounts to be received under such agreements.

Nonetheless, caps and floors are more recent innovations and, may be less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives and policies. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in each prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund’s sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds’ sub-advisers may use these opportunities to the extent they are consistent with each fund’s investment objective and as are permitted by a fund’s investment limitations and applicable regulatory requirements.

Credit Default Swaps. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

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A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).

Credit default swap contracts involve special risks and may result in losses to a fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions.

Total Rate of Return Swaps. A fund may enter into total rate of return swap contracts for investment purposes. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Swaptions. A fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

Euro Instruments. The funds may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the “LIBOR”), although foreign currency-denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of cash, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed-income instruments.

Special Investment Considerations and Risks. The use of options, futures and certain other derivative instruments is subject to applicable rules and regulations of the SEC, the CFTC, and the several exchanges on which they are traded. Options, futures and other derivative instruments generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire and in certain instances to hedge against market sectors in which a fund has invested or expects to invest. In addition, a fund’s ability to use these instruments may be limited by tax considerations and may also increase the amount of taxes payable by shareholders.

The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and indices, options on foreign currencies and swaps, including credit default swaps, and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. In general, these investment practices may increase the volatility of a fund and even a small investment in derivatives may magnify or otherwise increase investment losses to a fund. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund’s ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments or, in the absence of a liquid market, the ability and willingness of the other party to the transaction to enter into a closing transaction. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Therefore, there is no assurance that any position can be disposed of at a time and price that is favorable to a fund. The purchase and sale of futures contracts and the exercise of options may cause a fund to sell or purchase related investments, thus increasing its portfolio turnover rate. Brokerage commissions paid by a fund with respect to options, futures and other derivative instruments may be higher than those that would apply to direct purchases or sales of the underlying instruments.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of a fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its derivatives transactions, a fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments to ensure that such fund will be able to meet its obligations pursuant to these instruments. If a fund were unable to close out its positions in these instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements could impede implementation of a fund’s investment policies or its ability to meet redemption requests or other current obligations.

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Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available, as discussed above. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Office of the Comptroller of the Currency (the “OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus, direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies or government sponsored entities as part of government initiatives in response to the market crisis or otherwise. In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

Exchange Rate-Related U.S. Government Securities. To the extent permitted by a fund’s investment policies, a fund may invest in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign

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currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by a sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by a fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

FOREIGN INVESTMENTS

Each fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Fiduciary Depositary Receipts (“FDRs”) or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, GDRs and FDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs, GDRs and FDRs are European, global and fiduciary receipts, respectively, evidencing a similar arrangement.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The less liquid a market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by a sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a fund’s operations require cash, such as in order to meet redemptions and to pay its expenses. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

A fund may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the fund’s investments in such countries. These taxes will reduce the return achieved by the fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

Additionally, the operating expenses of a fund making foreign investments can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the costs of investing in foreign securities are higher than the costs of investing exclusively in U.S. securities. Custodian services and other costs such as valuation costs and communication costs relating to investment in international securities markets generally are more expensive than in the U.S.

Each fund also may invest in notes and similar linked securities (e.g., zero strike warrants and debt), which are derivative instruments issued by a financial institution or special purpose entity the performance and price of which depends on the performance and price of a corresponding foreign security, securities, market or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security, securities, market or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock or units of the linked security. These securities are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of the derivative instrument because the linked security, securities, market or index has declined. Also, these securities are subject to counterparty risk, which is the risk that the company issuing such a linked security may fail to pay the full amount due at maturity or redemption. A fund could have difficulty disposing of these securities because there may be restrictions on redemptions and there may be no market or a thin trading market in such securities.

Foreign markets also have different clearance and settlement procedures; and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

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In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a fund’s assets. The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in foreign issuers’ stock. However, by investing in ADRs rather than directly in foreign issuers’ stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Sovereign Debt Securities. Certain funds may invest in securities issued or guaranteed by any country and denominated in any currency. Except for funds that are permitted to invest in emerging markets, these funds expect to generally invest in developed countries. Developed countries include, without limitation, Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but are subject to the risks attendant to foreign investments, which are discussed above.

The funds may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Certain funds will not invest more than 25% of their assets in the securities of supranational entities.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors also may be dependent on expected disbursements from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Some emerging market sovereign debtors have in the past rescheduled their debt payments or declared moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Emerging Markets. Certain funds may invest in securities of emerging market countries. Emerging market countries may include, without limitation, any country which, at the time of investment, is categorized by the World Bank in its annual categorization as middle- or low-income. These securities may be U.S. dollar denominated or non- U.S. dollar denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other debt securities of foreign corporate issuers; and (d) non-dollar denominated debt obligations of U.S.

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corporate issuers. A fund may also invest in securities denominated in currencies of emerging market countries. There is no minimum rating criteria for a fund’s investments in such securities.

Emerging market and certain other non-U.S. countries may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a fund’s investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging market countries generally depend heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies, securities and currency markets of many emerging market countries have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Certain funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

SHORT SALES

Certain funds may from time to time sell securities short. In the event that the sub-adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a fund may be unable to replace a borrowed security sold short.

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Certain funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. When a fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A fund secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a fund is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which a fund borrowed the security, regarding payment received by the fund on such security, a fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a fund to the risks associated with those securities, such short sales involve speculative exposure risk. A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. As a result, if a fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities. A fund will realize a gain on a short sale if the security declines in price between those dates. There can be no assurance that a fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, a fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In the event that a fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, the fund would forego the potential realization of the increased value of the shares sold short.

OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, a fund may invest in securities issued by other investment companies as permitted under the 1940 Act. A fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund. Investments in other investment companies are subject to the risks of the securities in which those investment companies invest.

Exchange-Traded Funds (“ETFs”). Subject to limitations under the 1940 Act, a fund may invest in shares of investment companies known as ETFs. For example, a fund may invest in S&P Depositary Receipts, or “SPDRs.” SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund. Other examples of ETFs in which the funds may invest are Dow Industrial Average Model New Deposit Shares (“DIAMONDS”) (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust or QQQ (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market).

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a “when-issued,” “delayed settlement” or “forward (delayed) delivery” basis. “When-issued” or “forward delivery” refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage (although leverage may result).

“Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. A fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. This may result in the realization of capital gains or losses, which are generally subject to federal income tax when distributed to a fund’s shareholders. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

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New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value and/or the yield of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero-coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Certain funds may also invest in “strips,” which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero-coupon bonds.

Federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrue that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify for treatment as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”), a fund must distribute substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

DOLLAR ROLLS

Certain funds may enter into dollar rolls transactions, pursuant to which a fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. A fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the fund is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A fund could also be compensated through receipt of fee income. The fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. A fund will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements, which are discussed below.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS (“REITS”)

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Code.

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by management of insurance risks, adequacy of financing available in capital markets, the competence of management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

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REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for or damages resulting from, environmental problems, or casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to risks associated with heavy cash flow dependency, potential default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

MORTGAGE-RELATED SECURITIES

The funds may invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and by private issuers entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund’s investment in such securities will be subject to the limitations on its investment in investment company securities. In the case of privately-issued mortgage-related and asset-backed securities, the funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage-related securities in which the funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. A fund’s yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. For these and other reasons, a mortgage-related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations; and, therefore, it is not possible to predict accurately the security’s return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a fund will receive when these amounts are reinvested. The U.S. government has provided recent financial support to FNMA and FHLMC, but there can be no assurances that it will support these or other government-sponsored entities in the future.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its

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guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to a fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by the fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. If mortgage-backed securities or asset-backed securities are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicles in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “over-collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

If a fund purchases subordinated mortgage-backed securities, the payments of principal and interest on the fund’s subordinated securities generally will be made only after payments are made to the holders of securities senior to the fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, a fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss. Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. See “Income-Producing Securities, Recent Market Events.”

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turn-down, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Certain funds may invest in Collateralized Mortgage Obligations (“CMOs”) residuals and stripped mortgage-backed securities (“SMBS”). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

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CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.

ASSET-BACKED SECURITIES

An asset-backed security represents an interest in a pool of assets such as receivables from credit card loans, automobile loans and other trade receivables. Changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, will all affect the value of an asset-backed security, as will the exhaustion of any credit enhancement. The risks of investing in asset-backed securities ultimately depend upon the payment of the consumer loans by the individual borrowers. In its capacity as purchaser of an asset-backed security, a fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. Additionally, in the same manner as described above under “Mortgage-Related Securities” with respect to prepayment of a pool of mortgage loans underlying mortgage-related securities, the loans underlying asset-backed securities are subject to prepayments, which may shorten the weighted average life of such securities and may lower their return.

A fund may purchase commercial paper, including asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP commercial paper deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other securities which could result in possible losses to a fund. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in a fund’s experiencing difficulty in valuing and/or disposing of asset-backed securities.

Asset-backed securities may present certain risks not relevant to mortgage-backed securities. Assets underlying asset-backed securities such as credit card receivables are generally unsecured, and debtors are entitled to the protection of various state and federal consumer protection laws, some of which provide a right of set-off that may reduce the balance owed.

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INCOME-PRODUCING SECURITIES

Certain funds focus their investments in income-producing securities.

Recent market events. The fixed-income markets are experiencing a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the funds.

Certain funds will purchase defaulted securities only when their respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser’s belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Fund Securities. The funds generally intend to purchase securities for which the sub-adviser expects an active market to be maintained. Defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. The funds will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the funds’ ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the funds.

Other types of income-producing securities that the funds may purchase include, but are not limited to, the following:

Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party’s ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates and other market events. Because a fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the fund and affect its share price.

In the event that a security is rated by different agencies and receives different ratings from these agencies, unless a fund’s prospectus provides otherwise, a fund will treat the security as being rated in the highest rating category received from an agency. Credit rating criteria is applied at the time the fund purchases a security and the fund may choose not to sell securities that are downgraded below investment grade after their purchases. A sub-adviser in its reasonable judgment will determine what rating to assign to unrated securities.

Certain funds may invest in distressed securities. Distressed debt securities are debt securities that are purchased in the secondary market and are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by a fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of a sub-adviser of equivalent quality. Distressed securities are speculative and involve substantial risks.

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Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

HIGH-YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below-investment-grade securities (commonly known as “junk bonds”) involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody’s and S&P, but also are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.

Valuation risks. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower-rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of the prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

Liquidity risks. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower credit quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher-rated securities are traded. The existence of limited markets may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a fund to purchase and may also have the effect of limiting the ability of a fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower-rated and nonrated securities; (ii) the value of high-yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds’ issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher-rated securities.

Additional risks of high-yield/high-risk bonds. Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by a fund may decline more than a portfolio consisting of higher rated securities. If a fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the fund and increasing the exposure of the fund to the risks of lower rated securities.

Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require sale of these securities by the fund, but a sub-adviser will consider the event in determining whether a fund should continue to hold the security.

LENDING OF FUND SECURITIES

The funds, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. In accordance with guidelines from the SEC and its staff, a fund must receive at least 102% collateral (generally 102% for domestic securities and 105% for international securities), in the form of cash or U.S. government securities. This collateral must be valued daily; and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the funds do not have the right to vote securities on loan, each intends to regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, the fund could experience delays in recovering its securities, possible capital losses and even loss of rights in the collateral should the borrower fail financially. The funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines that may be established by the Board of Trustees. At the termination of a loan transaction, a fund has the obligation to

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return cash or collateral delivered by the borrower. A fund may experience losses on the collateral and may be required to liquidate other investments at inopportune times in order to return amounts to the borrower.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions and SEC guidance, a fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable), as discussed above under “Non-Fundamental Policies”.

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Securities sold through private placements are not registered under the 1933 Act, as amended, and may not be subject to the disclosure and other investor protection requirements that would be applicable if the sale of securities were so registered.

Except where provided otherwise under “Non-Fundamental Policies,” to the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market (“illiquid securities”) will be acquired by a fund if such acquisition would cause the aggregate value of illiquid securities to exceed 15% (10% with respect to Transamerica AEGON High Yield Bond and Transamerica Money Market) of the fund’s net assets. An illiquid security is any security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a fund has valued the security. Illiquid securities may be difficult to value, and a fund may have difficulty disposing of such securities promptly.

In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The funds’ Board of Trustees has authorized each fund’s sub-adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines which may be amended from time to time, the fund’s sub-adviser generally will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; 5) the likelihood that the security’s marketability will be maintained throughout the anticipated holding period; and/or 6) other factors deemed appropriate. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. A fund may be restricted in its ability to sell such securities at a time when a fund’s sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

MUNICIPAL OBLIGATIONS

Municipal securities generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) or other qualifying issuers, participation or other interests in these securities and other related investments. The interest paid on municipal securities is excluded from gross income for regular federal income tax purposes, although it may be subject to federal alternative minimum tax. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

The funds may invest in various types of municipal obligations, including, without limitation, the following:

Municipal Bonds. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source.

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Private Activity Bonds. Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum tax (“AMT”). Individual and corporate shareholders may be subject to a federal AMT to the extent that a fund’s dividends are derived from interest on those bonds. Dividends derived from interest income on tax-exempt municipal obligations are a component of the “current earnings” adjustment item for purposes of the federal corporate AMT.

Industrial Development Bonds. Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the federal AMT.

Municipal Notes. Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

Municipal Commercial Paper. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality’s general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and this increase may continue.

Participation Interests. A participation interest in municipal obligations (such as private activity bonds and municipal lease obligations) gives a fund an undivided interest in the municipal obligation in the proportion that the fund’s participation interest bears to the total principal amount of the municipal obligation. Participation interests in municipal obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company. The fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the fund’s participation in the security, plus accrued interest.

Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a fund. With respect to insurance, a fund will attempt to have the issuer of the participation interest bear the cost of the insurance, although a fund may also purchase insurance, in which case the cost of insurance will be an expense of the fund. Although participation interests may be sold, the fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid on that municipal obligation.

Variable Rate Obligations. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. A fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations; and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation.

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However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to “non-appropriation” risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

Residual Interest Bonds. The funds may invest in Residual Interest Bonds (sometimes referred to as inverse floaters) (“RIBs”), which brokers create by depositing a Municipal Bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days, while the RIB holder receives the balance of the income from the underlying Municipal Bond less an auction fee. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBs have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to a fund when short-term interest rates rise, and increase the interest paid to the funds when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBs typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each fund’s investment objectives and general investment policies, a fund may invest in RIBs without limitation.

In a transaction in which a fund purchases a RIB from a trust, and the underlying Municipal Bond was held by the fund prior to being deposited into the trust, the fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the funds where the funds did not previously own the underlying Municipal Bond.

Tax-exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.

Custodial Receipts and Certificates. Custodial receipts or certificates underwritten by securities dealers or banks evidence ownership of future interest payments, principal payments or both on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Additional Risks Relating Particularly to Municipal Obligations. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. government. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. In addition, the federal income tax exemption has been, and may in the future be, the subject of litigation. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by a fund and the value of a fund’s investments would be affected.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for regular federal income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. A fund and their service providers will rely on such opinions and will not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Information about the financial condition of issuers of municipal obligations may be less available than about corporations whose securities are publicly traded.

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A fund may invest in taxable municipal obligations. The market for taxable municipal obligations is relatively small, which may result in a lack of liquidity and in price volatility of those securities. Interest on taxable municipal obligations is includable in gross income for regular federal income tax purposes. While interest on taxable municipal obligations may be exempt from personal taxes imposed by the state within which the obligation is issued, such interest will nevertheless generally be subject to all other state and local income and franchise taxes.

LOANS

A fund may invest in certain commercial loans, generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A fund may participate in such syndications, or can buy part of a loan, becoming a lender. A fund’s investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

A fund may acquire loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which a fund may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

Because there is no liquid market for commercial loans, the funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market also may make it more difficult for a fund to assign a value to those securities for purposes of valuing the fund’s investments and calculating its net asset value.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

COMMON STOCKS

Subject to its investment restrictions, a fund may invest in common stocks. Common stocks represent an ownership interest in the issuing company. Holders of common stocks are not creditors of the issuer, and in the event of the liquidation, common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities. Transamerica Flexible Income will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Preferred Stocks. Subject to a fund’s investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation’s earnings and assets, however preferred stocks are junior to the debt securities of the issuer in those same respects. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate

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preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

Convertible Securities. Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities tend to provide for a stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities normally pay less current income than securities without conversion features, but add the potential opportunity for capital appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values. A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by Standard and Poor’s Ratings Group (“S&P”) or B3 by Moody’s Investors Services, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, are of equivalent investment quality as determined by the sub-adviser. Except for certain funds, a fund’s investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund’s net assets. Debt securities rated below the four highest categories are not considered “investment-grade” obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of derivative security in which the funds might invest.

Master Limited Partnerships. A fund may invest in Master Limited Partnership units, which have limited control and voting rights, similar to those of a limited partner. An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns. MLPs may, for tax purposes, affect the character of the gain and loss realized by a fund and affect the holding period of a fund’s assets.

EVENT-LINKED BONDS

Certain funds may invest a portion of their assets in ‘‘event-linked bonds,’’ which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific ‘‘trigger’’ event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as ‘‘catastrophe bonds.’’ If a trigger event occurs, a fund may lose a portion, or all, of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

COLLATERALIZED DEBT OBLIGATIONS

Certain funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below-investment-grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a fund against the risk of loss on default of the

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collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly. CDOs may charge management fees and administrative expenses, which are in addition to those of a fund.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the funds’ prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or collateral.

All repurchase agreements entered into by a fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to an amount of the loan, including interest thereon, and the fund or its custodian shall have control of the collateral, which the sub-advisers believe will give the applicable fund a valid, perfected security interest in the collateral.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

A fund may engage in reverse repurchase agreements or other borrowing transactions as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. A fund may also engage in reverse repurchase agreements or other borrowing transactions in order to reinvest the proceeds in other securities or instruments.

Subject to its investment restrictions, a fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds’ custodian to cover its obligation under the agreement. A fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy.

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Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, any fluctuations in the market value of either the securities the fund is committed to repurchase from the other party or any securities in which the proceeds are invested would affect the market value of the fund’s assets. In addition, if a fund is not able to reinvest the proceeds of the agreement at a rate equal to or higher than the rate that it is obligated to pay under the reverse repurchase agreement, engaging in the agreement will lower the fund’s income.

Although a reverse repurchase agreement receives special treatment in the event of the bankruptcy or insolvency of one of the parties, there still may be delays and costs involved in a fund’s exercising its rights under the agreement.

Borrowing may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure. A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the portfolio managers’ strategy and the ability of the fund to comply with certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) in order to provide pass-though tax treatment to shareholders. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.

PASS-THROUGH SECURITIES

Each fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the funds.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights are subject to the same market risks as common stocks, but may be more volatile in price. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to its expiration date.

COMMODITIES AND NATURAL RESOURCES

Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals, for example, gold, silver, platinum, and palladium, and other natural resources. Certain funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to, or instruments that result in exposure to, commodities markets. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.

TEMPORARY INVESTMENTS

At times a fund’s sub-advisers may judge that conditions in the securities markets make pursuing the fund’s typical investment strategy inconsistent with the best interest of its shareholders. At such times, a sub-adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund’s assets. In implementing these defensive strategies, a fund may invest without limit in securities that a sub-adviser believes present less risk to a fund, including equity securities, debt and fixed income securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments, certificates of deposit, demand and time deposits, bankers’ acceptance or other securities a sub-adviser considers consistent with such defensive strategies, such as, but not limited to, options, futures, warrants or swaps. During periods in which such strategies are used, the duration of a fund may diverge from the duration range for that fund disclosed in its prospectus (if applicable). It is impossible to predict when, or for how long, a fund will use these alternative strategies. As a result of using these alternative strategies, a fund may not achieve its investment objective.

CERTAIN OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

Corporate Debt Securities. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “Convertible Securities” and “Variable or Floating Rate Securities,” or have special features such as the right of the holder to shorten or lengthen the maturity of a

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given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

Commercial Paper. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody’s and S&P. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer’s notes will become too limited to permit their liquidation at a reasonable price.

International Agency Obligations. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Bank Obligations or Savings and Loan Obligations. Subject to its investment restrictions, a fund may invest in all types of bank obligations, including certificates of deposit, bankers’ acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured.

U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each held by a fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank, in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator, by depositing assets with a designated bank within the state; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank. A fund may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are federally insured, provided the obligation of any single institution does not exceed the then current federal insurance coverage of the obligation.

The quality of bank or savings and loan obligations may be affected by such factors as: (a) location — the strength of the local economy will often affect financial institutions in the region; (b) asset mix — institutions with substantial loans in a troubled industry may be weakened by those loans; and (c) amount of equity capital — under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

Variable- or Floating-Rate Securities. Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating-rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. These securities generally are structured as loans. See the discussion of “Loans” in this SAI.

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PORTFOLIO TURNOVER RATE

Changes may be made in a fund’s portfolio consistent with the investment objective and policies of the fund whenever such changes are believed to be in the best interests of the fund and its shareholders, and each fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for all of the funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences.

The portfolio turnover rate for each of the funds is calculated by dividing the lesser of a fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the funds to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the funds’ portfolio holdings. The funds’ service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the funds may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with the funds’ policies.

The funds, or their duly authorized service providers, may publicly disclose holdings of all funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of a fund’s completed purchases and sales may only be made available after the public disclosure of a fund’s portfolio holdings.

The funds publish all portfolio holdings on a quarterly basis on their website at www.transamericafunds.com approximately 25 days after the end of each calendar quarter. Such information generally remains online for six months or as otherwise consistent with applicable regulations. In addition, the funds publish their top ten holdings (except Class I share holdings) on their website generally within two weeks after the end of each month. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the funds. The funds may then forward the information to investors and consultants requesting it.

There are numerous mutual fund evaluation services such as S&P, Morningstar, Inc. (“Morningstar”) or Lipper, Inc. (“Lipper”) and due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the funds by these services and departments, the funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the funds’ investment adviser’s compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the funds (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are: (1) authorized to have access to the portfolio information; and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser’s compliance department or the funds’ Chief Compliance Officer (“CCO”) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the funds’ policies and procedures on disclosure of portfolio holdings.

In addition, separate account and unregistered product clients of TAM, the sub-advisers of the funds, or their respective affiliates generally have access to information regarding the portfolio holdings of their own accounts. Prospective clients may also have access to representative portfolio holdings. These clients and prospective clients are not subject to the portfolio holdings disclosure policies described above. Some of these separate accounts and unregistered product clients have substantially similar or identical investment objectives and strategies to certain funds, and therefore may have substantially similar or nearly identical portfolio holdings as those funds.

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INVESTMENT ADVISORY AND OTHER SERVICES

Transamerica Funds has entered into an Investment Advisory Agreement (“Advisory Agreement”) on behalf of each fund with Transamerica Asset Management, Inc. (“TAM”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. TAM supervises each respective fund’s investments and conducts its investment program. TAM hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser.

TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC are affiliates of TAM and Transamerica Funds.

Investment Adviser Compensation

TAM receives compensation calculated daily and paid monthly from the funds at the annual rates indicated below (expressed as a specified percentage of the fund’s average daily net assets). The table below lists those percentages by fund.

Fund Name	Percentage of Average Daily Net Assets

Transamerica AEGON High Yield Bond	0.59% of the first $400 million
0.575% over $400 million up to $750 million
0.55% in excess of $750 million

Transamerica AllianceBernstein International Value	0.88% of the first $200 million
0.81% over $200 million up to $500 million
0.77% in excess of $500 million

Transamerica Asset Allocation – Conservative Portfolio	0.10%
Transamerica Asset Allocation – Growth Portfolio	0.10%
Transamerica Asset Allocation – Moderate Growth Portfolio	0.10%
Transamerica Asset Allocation – Moderate Portfolio	0.10%

Transamerica Balanced	0.75% of the first $500 million
0.65% over $500 million up to $1 billion
0.60% in excess of $1 billion

Transamerica BlackRock Global Allocation	0.80% of the first $100 million
0.72% in excess of $100 million

Transamerica BlackRock Large Cap Value	0.80% of the first $250 million
0.775% over $250 million up to $750 million
0.75% in excess of $750 million

Transamerica BlackRock Natural Resources	0.80% of the first $250 million
0.775% over $250 million up to $500 million
0.75% in excess of $500 million

Transamerica BNY Mellon Market Neutral Strategy	1.40%

Transamerica Clarion Global Real Estate Securities	0.80% of the first $250 million
0.775% over $250 million up to $500 million
0.70% over $500 million up to $1 billion
0.65% in excess of $1 billion

Transamerica Diversified Equity	0.73% for the first $500 million
0.70% over $500 million up to $2.5 billion
0.65% in excess of $2.5 billion

Transamerica Equity	0.73% of the first $500 million
0.70% over $500 million up to $2.5 billion
0.65% in excess of $2.5 billion

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Fund Name	Percentage of Average Daily Net Assets

Transamerica Federated Market Opportunity	0.85% of the first $30 million
0.80% over $30 million up to $50 million
0.70% over $50 million up to $500 million
0.675% over $500 million up to $750 million
0.65% in excess of $750 million

Transamerica First Quadrant Global Macro	1.40% of the first $150 million
1.30% over $150 million up to $300 million
1.20% in excess of $300 million

Transamerica Flexible Income	0.725% of the first $250 million
0.675% over $250 million up to $350 million
0.625% in excess of $350 million

Transamerica Focus	0.80% of the first $500 million
0.675% in excess of $500 million

Transamerica Growth Opportunities	0.80% of the first $250 million
0.75% over $250 million up to $500 million
0.70% in excess of $500 million

Transamerica Jennison Growth	0.80% of the first $250 million
0.775% over $250 million up to $500 million
0.70% over $500 million up to $1 billion
0.675% over $1 billion up to $1.5 billion
0.65% in excess of $1.5 billion

Transamerica JPMorgan Core Bond	0.45% of the first $750 million
0.40% over $750 million up to $1 billion
0.375% in excess of $1 billion

Transamerica JPMorgan International Bond	0.55% of the first $100 million
0.52% over $100 million up to $250 million
0.51% over $250 million up to $500 million
0.50% over $500 million up to $1 billion
0.47% in excess of $1 billion

Transamerica JPMorgan Mid Cap Value	0.85% of the first $100 million
0.80% in excess of $100 million

Transamerica Loomis Sayles Bond	0.675% of the first $200 million
0.625% over $200 million up to $750 million
0.60% in excess of $750 million

Transamerica MFS International Equity	0.90% of the first $250 million
0.875% over $250 million up to $500 million
0.85% over $500 million up to $1 billion
0.80% in excess of $1 billion

Transamerica Money Market	0.40%

Transamerica Multi-Manager Alternative Strategies Portfolio	0.20% of the first $500 million
0.19% over $500 million up to $1 billion
0.18% in excess of $1 billion

Transamerica Multi-Manager International Portfolio	0.10%

Transamerica Neuberger Berman International	1.00% of the first $100 million
0.95% in excess of $100 million

Transamerica Oppenheimer Developing Markets	1.20% of the first $50 million
1.15% over $50 million up to $200 million
1.10% over $200 million up to $500 million
1.05% in excess of $500 million

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Fund Name	Percentage of Average Daily Net Assets

Transamerica Oppenheimer Small- & Mid-Cap Value	0.95% of the first $100 million
0.90% over $100 million up to $250 million
0.85% over $250 million up to $500 million
0.825% in excess of $500 million

Transamerica PIMCO Real Return TIPS	0.70% of the first $250 million
0.65% over $250 million up to $750 million
0.60% over $750 million up to $1 billion
0.55% in excess of $1 billion

Transamerica PIMCO Total Return	0.675% of the first $250 million
0.65% over $250 million up to $750 million
0.60% in excess of $750 million

Transamerica Schroders International Small Cap	1.07% of the first $300 million
1.00% in excess of $300 million

Transamerica Short-Term Bond	0.65% of the first $250 million
0.60% over $250 million up to $500 million
0.575% over $500 million up to $1 billion
0.55% in excess of $1 billion

Transamerica Small/Mid Cap Value	0.80% of the first $500 million
0.75% in excess of $500 million

Transamerica Third Avenue Value	0.80%

Transamerica Thornburg International Value	1.10% of the first $100 million
1.00% over $100 million up to $300 million
0.95% in excess of $300 million

Transamerica UBS Large Cap Value	0.82% of the first $200 million
0.76% over $200 million up to $400 million
0.74% over $400 million up to $750 million
0.71% over $750 million up to $1 billion
0.67% over $1 billion up to $1.5 billion
0.62% in excess of $1.5 billion

Transamerica Van Kampen Emerging Markets Debt	0.95% of the first $250 million
0.85% over $250 million up to $500 million
0.80% in excess of $500 million

Transamerica Van Kampen Mid-Cap Growth	0.80% of the first $1 billion
0.775% in excess of $1 billion

Transamerica Van Kampen Small Company Growth	0.95% of the first $500 million
0.85% in excess of $500 million

Transamerica WMC Emerging Markets	1.15% of the first $300 million
1.10% in excess of $300 million

Advisory Agreement

For each fund, the duties and responsibilities of the investment adviser are specified in the fund’s Advisory Agreement. Pursuant to the Advisory Agreement for each fund, TAM, subject to the supervision of the Trustees and in conformity, with the stated policies of the funds, manages the operations of each fund. TAM is authorized to enter into sub-advisory agreements for investment advisory services in connection with the management of each fund. TAM continues to have responsibility for all investment advisory services furnished pursuant to all sub-advisory agreements.

The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days’ written notice at the option of either the fund, TAM or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

34

The Advisory Agreement also provides that TAM shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of TAM in the performance of its duties thereunder.

Each fund pays its allocable share of the fees and expenses of a fund’s non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders’ meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or TAM), expenses of preparing and typesetting periodic reports to shareholders (except for those reports the funds permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

Expense Limitation

TAM has entered into an expense limitation agreement with Transamerica Funds on behalf of certain funds, pursuant to which TAM has agreed to reimburse a fund’s expenses or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to the fund, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, certain extraordinary expenses, and, in the case of the funds for which Morningstar Associates, LLC serves as portfolio construction manager, “acquired fund fees and expenses” (as this term is defined for regulatory purposes), exceeds a certain percentage of the fund’s average daily net assets. That percentage is listed by fund in the following table, as specified for that fund (“expense cap”). Certain funds, may at a later date reimburse TAM for operating expenses previously paid on behalf of such funds during the previous 36 months (36-month reimbursement), but only if, after such reimbursement, the funds’ expense ratios do not exceed the expense cap. The agreement continues automatically for one-year terms unless TAM provides written notice to Transamerica Funds prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Advisory Agreement. The funds currently included in the agreement are listed as follows:

Funds included in the 36-month reimbursement arrangements:

Transamerica AEGON High Yield Bond*
Transamerica AllianceBernstein Interational Value*
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Balanced
Transamerica BlackRock Global Allocation*
Transamerica BlackRock Large Cap Value
Transamerica BlackRock Natural Resources
Transamerica BNY Mellon Market Neutral Strategy
Transamerica Diversified Equity
Transamerica Equity*
Transamerica Federated Market Opportunity*
Transamerica First Quadrant Global Micro
Transamerica Flexible Income
Transamerica Focus*
Transamerica Growth Opportunities*
Transamerica JPMorgan Core Bond
Transamerica JPMorgan International Bond*
Transamerica JPMorgan Mid Cap Value
Transamerica Loomis Sayles Bond
Transamerica Money Market
Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Multi-Manager International Portfolio
Transamerica Neuberger Berman International*
Transamerica Oppenheimer Developing Markets*
Transamerica Oppenheimer Small- & Mid-Cap Value
Transamerica Schroders International Small Cap
Transamerica Short-Term Bond
Transamerica Small/Mid Cap Value
Transamerica Third Avenue Value
Transamerica Thornburg International Value
Transamerica UBS Large Cap Value
Transamerica Van Kampen Emerging Markets Debt
Transamerica Van Kampen Mid-Cap Growth*
Transamerica Van Kampen Small Company Growth
Transamerica WMC Emerging Markets

*	The fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

The applicable expense caps for each of the funds are listed in the following table.

Fund Name	Expense Cap
	CLASS A, B, C, I, I2, R and T	CLASS P
Transamerica AEGON High Yield Bond	1.24%	0.90	%*
Transamerica AllianceBernstein International Value	1.13%	N/A
Transamerica Asset Allocation – Conservative Portfolio	0.45%	N/A
Transamerica Asset Allocation – Growth Portfolio	0.45%	N/A
Transamerica Asset Allocation – Moderate Growth Portfolio	0.45%	N/A
Transamerica Asset Allocation – Moderate Portfolio	0.45%	N/A
Transamerica Balanced	1.45%	1.10	%*
Transamerica BlackRock Global Allocation	1.00%	N/A
Transamerica BlackRock Large Cap Value	1.00%	N/A
Transamerica BlackRock Natural Resources	1.00%	N/A

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Fund Name	Expense Cap
	CLASS A, B, C, I, I2, R and T	CLASS P
Transamerica BNY Mellon Market Neutral Strategy	1.65%**	N/A
Transamerica Clarion Global Real Estate Securities	N/A	N/A
Transamerica Diversified Equity	1.17%	1.15	%*
Transamerica Equity	1.17%	1.15	%*
Transamerica Federated Market Opportunity	1.05%	N/A
Transamerica First Quadrant Global Macro	1.65%	N/A
Transamerica Flexible Income	1.50%	N/A
Transamerica Focus	1.20%	1.40	%*
Transamerica Growth Opportunities	1.40%	1.40	%*
Transamerica Jennison Growth	N/A	N/A
Transamerica JPMorgan Core Bond	0.70%	N/A
Transamerica JPMorgan International Bond	0.75%	N/A
Transamerica JPMorgan Mid Cap Value	1.05%	N/A
Transamerica Loomis Sayles Bond	0.88%	N/A
Transamerica MFS International Equity	N/A	N/A
Transamerica Money Market	0.48%	0.48%
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55%	N/A
Transamerica Multi-Manager International Portfolio	0.45%	N/A
Transamerica Neuberger Berman International	1.25%	N/A
Transamerica Oppenheimer Developing Markets	1.45%	N/A
Transamerica Oppenheimer Small- & Mid-Cap Value	1.15%	N/A
Transamerica PIMCO Real Return TIPS	N/A	N/A
Transamerica PIMCO Total Return	N/A	N/A
Transamerica Schroders International Small Cap	1.27%	N/A
Transamerica Short-Term Bond	0.85%†	N/A
Transamerica Small/Mid Cap Value	1.40%	N/A
Transamerica Third Avenue Value	1.00%	N/A
Transamerica Thornburg International Value	1.35%	N/A
Transamerica UBS Large Cap Value	1.02%	N/A
Transamerica Van Kampen Emerging Markets Debt	1.15%	N/A
Transamerica Van Kampen Mid-Cap Growth	1.00%	N/A
Transamerica Van Kampen Small Company Growth	1.15%	N/A
Transamerica WMC Emerging Markets	1.40%	N/A

*	The expense caps for Class P shares are inclusive of 12b-1 fees.

**	Exclusive of dividend expense on short sales.

†

Effective May 1, 2009, the Investment Adviser agreed to further reduce the Fund Operating Expenses of Transamerica Short-Term Bond by waiving 0.10% of its investment management fees payable to it by Transamerica Short-Term Bond for one year through May 1, 2010. In addition, 0.10% of the 0.35% 12b-1 fee applicable to Class A shares of Transamerica Short-Term Bond will be waived for one year through May 1, 2010.

Total Advisory Fees Paid by the Funds

The following table sets forth the total amounts the funds paid to TAM, and reimbursements by TAM to the funds, if any, for the fiscal years ended October 31, 2009, 2008, and 2007,

	Advisory Fee After Expense Reimbursement October 31			Expense Reimbursements October 31
Fund Name	2009	2008	2007	2009	2008	2007
Transamerica AEGON High Yield Bond(1)		$2,651,881	$2,298,026	—	—	—
Transamerica AllianceBernstein International Value		$3,857,282	$3,610,558	—	—	—
Transamerica Asset Allocation – Conservative Portfolio		$781,360	$601,349	—	—	—
Transamerica Asset Allocation – Growth Portfolio		$2,097,266	$2,025,855	—	—	—
Transamerica Asset Allocation – Moderate Growth Portfolio		$3,704,481	$3,494,375	—	—	—
Transamerica Asset Allocation – Moderate Portfolio		$2,089,670	$1,928,772	—	—	—
Transamerica Balanced		$1,209,771	$1,561,291	—	—	—
Transamerica BlackRock Global Allocation		$3,634,197	$3,458,499	—	—	—
Transamerica BlackRock Large Cap Value		$4,449,598	$4,455,741	—	—	—

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	Advisory Fee After Expense Reimbursement October 31			Expense Reimbursements October 31
Fund Name	2009	2008	2007	2009	2008	2007
Transamerica BlackRock Natural Resources		$1,199,467	$748,557		—	—
Transamerica BNY Mellon Market Neutral Strategy		$1,711,511	$1,200,949		—	—
Transamerica Clarion Global Real Estate Securities		$2,617,707	$2,750,825		—	—
Transamerica Diversified Equity(2)		N/A	N/A		N/A	N/A
Transamerica Equity		$11,025,065	$12,204,843		$54,126	$75,203
Transamerica Federated Market Opportunity		$562,713	$435,469		—	—
Transamerica First Quadrant Global Macro(3)		$2,849,670	$2,192,255		—	—
Transamerica Flexible Income		$2,534,660	$2,684,404		—	—
Transamerica Focus(4)		$981,445	$1,553,398		$40,984	$6,543
Transamerica Growth Opportunities		$2,076,760	$2,500,877		$57,831	$40,709
Transamerica Jennison Growth		$1,667,161	$1,229,857		—	—
Transamerica JPMorgan Core Bond(5)		N/A	N/A		N/A	N/A
Transamerica JPMorgan International Bond		$4,122,933	$3,644,107		—	—
Transamerica JPMorgan Mid Cap Value		$1,888,901	$2,159,897		—	—
Transamerica Loomis Sayles Bond		$4,102,549	$1,336,154		—	—
Transamerica MFS International Equity		$270,572	$232,693		—	$57,865
Transamerica Money Market		$411,077	$217,323		$410,827	$472,471
Transamerica Multi-Manager Alternative Strategies Portfolio		$328,975	$(67,601)		—	$129,061
Transamerica Multi-Manager International Portfolio		$425,974	$284,952		—	—
Transamerica Neuberger Berman International		$5,176,051	$4,833,389		—	—
Transamerica Oppenheimer Developing Markets		$6,564,617	$5,450,708		—	—
Transamerica Oppenheimer Small- & Mid-Cap Value		$1,655,664	$1,272,746		—	—
Transamerica PIMCO Real Return TIPS		$4,962,219	$4,335,274		—	—
Transamerica PIMCO Total Return		$3,876,872	$3,143,961		—	—
Transamerica Schroders International Small Cap(6)		$897,566	N/A		$26,424	N/A
Transamerica Short-Term Bond		$3,521,430	$3,125,766		—	—
Transamerica Small/Mid Cap Value		$5,769,030	$4,623,632		—	—
Transamerica Third Avenue Value		$4,345,379	$2,647,137		—	—
Transamerica Thornburg International Value(7)		$74,205	N/A		$44,927	N/A
Transamerica UBS Large Cap Value		$6,146,075	$5,135,922		—	—
Transamerica Van Kampen Emerging Markets Debt		$3,209,724	$3,077,001		—	—
Transamerica Van Kampen Mid-Cap Growth		$1,022,708	$696,926		—	—
Transamerica Van Kampen Small Company Growth		$1,287,001	$1,914,635		—	—
Transamerica WMC Emerging Markets(7)		$18,941	N/A		$55,328	N/A

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)

Transamerica Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal years ended October 31, 2007, October 31, 2008 and October 31, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009.

(5)	Transamerica JPMorgan Core Bond commenced operations on July 1, 2009 and as such, there is no historical fee information for the fiscal years ended October 31, 2007 and October 31, 2008.

(6)	Transamerica Schroders International Small Cap commenced operations on March 1, 2008, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

(7)

Transamerica Thornburg International Value and Transamerica WMC Emerging Markets commenced operations on September 15, 2008 and September 30, 2008, respectively, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

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SUB-ADVISERS

AEGON USA Investment Management, LLC (“AUIM”), located at 4333 Edgewood Rd NE, Cedar Rapids, IA 52499, serves as sub-adviser to Transamerica AEGON High Yield Bond pursuant to a sub-advisory agreement with TAM.

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, NY 10105, serves as sub-adviser to Transamerica AllianceBernstein International Value pursuant to a sub-advisory agreement with TAM.

BlackRock Investment Management, LLC (“BlackRock”), located at 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as sub-adviser to Transamerica BlackRock Global Allocation, Transamerica BlackRock Large Cap Value and Transamerica BlackRock Natural Resources pursuant to a sub-advisory agreement with TAM.

Federated Equity Management Company of Pennsylvania (“Federated”), located at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, serves as sub-adviser to Transamerica Federated Market Opportunity pursuant to a sub-advisory agreement with TAM.

First Quadrant, L.P. (“First Quadrant”), located at 800 E. Colorado Blvd., Suite 900, Pasadena, CA 91101, serves as sub-adviser to Transamerica First Quadrant Global Macro pursuant to a sub-advisory agreement with TAM.

Mellon Capital Management Corporation (“BNY Mellon”), located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105,, serves as sub-adviser to Transamerica BNY Mellon Market Neutral Strategy pursuant to a sub-advisory agreement with TAM.

ING Clarion Real Estate Securities, L.P. (“Clarion”), located at 201 King of Prussia Road, Suite 600 Radnor, PA 19087, serves as sub-adviser to Transamerica Clarion Global Real Estate Securities pursuant to a sub-advisory agreement with TAM.

Jennison Associates LLC (“Jennison”), located at 466 Lexington Avenue, New York, NY 10017, serves as sub-adviser to Transamerica Jennison Growth pursuant to a sub-advisory agreement with TAM.

J.P. Morgan Investment Management Inc. (“JPMorgan”), located at 245 Park Avenue, New York, NY 10167, serves as sub-adviser to Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond and Transamerica JPMorgan Mid Cap Value pursuant to a sub-advisory agreement with TAM.

Loomis, Sayles & Company, L.P. (“Loomis”), located at One Financial Center, Boston, MA 02111, serves as sub-adviser to Transamerica Loomis Sayles Bond pursuant to a sub-advisory agreement with TAM.

MFS Investment Management (“MFS”), located at 500 Boylston Street, Boston, MA 02116, serves as sub-adviser to Transamerica MFS International Equity pursuant to a sub-advisory agreement with TAM.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”), located at 522 Fifth Avenue, New York, NY 10036, serves as sub-adviser to Transamerica Van Kampen Emerging Markets Debt, Transamerica Van Kampen Mid-Cap Growth and Transamerica Van Kampen Small Company Growth pursuant to a sub-advisory agreement with TAM.

Neuberger Berman Management, LLC (“Neuberger Berman”), located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, serves as sub-adviser to Transamerica Neuberger Berman International pursuant to a sub-advisory agreement with TAM.

OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008, serves as sub-adviser to Transamerica Oppenheimer Developing Markets and Transamerica Oppenheimer Small- & Mid-Cap Value pursuant to sub-advisory agreements with TAM.

Pacific Investment Management Company LLC (“PIMCO”), located at 840 Newport Center Drive, Newport Beach, CA 92660, serves as sub-adviser to Transamerica PIMCO Real Return TIPS and Transamerica PIMCO Total Return and pursuant to sub-advisory agreements with TAM.

Schroder Investment Management North America Inc. (“Schroders”), located at 875 Third Avenue, 22nd Floor, New York, NY 10022-6225, serves as sub-adviser to Transamerica Schroders International Small Cap, pursuant to a sub-advisory agreement with TAM.

Third Avenue Management LLC (“Third Avenue”), located at 622 Third Avenue, 32nd Floor, New York, NY 10017-2023, serves as sub-adviser to Transamerica Third Avenue Value, pursuant to a sub-advisory agreement with TAM.

Thornburg Investment Management, Inc. (“Thornburg”), located at 2300 Ridgetop Road, Santa Fe, NM 87506, serves as sub-adviser to Transamerica Thornburg International Value, pursuant to a sub-advisory agreement with TAM.

Transamerica Investment Management, LLC (“TIM”), located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, CA 90025, serves as sub-adviser to Transamerica Balanced, Transamerica Diversified Equity, Transamerica Equity, Transamerica Flexible Income, Transamerica Focus, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Short-Term Bond, and Transamerica Small/Mid Cap Value pursuant to sub-advisory agreements with TAM.

UBS Global Asset Management (Americas) Inc. (“UBS”), located at One North Wacker Drive, Chicago, IL 60606, serves as sub-adviser to Transamerica UBS Large Cap Value pursuant to a sub-advisory agreement with TAM.

Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, MA 02109, serves as sub-adviser to Transamerica WMC Emerging Markets pursuant to a sub-advisory agreement with TAM.

38

The sub-advisers may also serve as sub-advisers to certain portfolios of Transamerica Series Trust (“TST”) and Transamerica Partners Portfolios (“TPP”), registered investment companies. They may be referred to herein collectively as the “sub-advisers” and individually as a “sub-adviser.”

TAM, and not the funds, pays the sub-advisers for their services. Each sub-adviser receives monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of a fund’s average daily net assets:

Fund Name	Sub-Adviser	Sub-Advisory Fee

Transamerica AEGON High Yield Bond*	AUIM	0.28% of the first $400 million 0.25% over $400 million up to $750 million 0.20% in excess of $750 million

Transamerica AllianceBernstein International Value	Alliance	0.45% of the first $200 million 0.36% over $200 million up to $500 million 0.32% in excess of $500 million

Transamerica Balanced	TIM

0.35% of the first $250 million
0.325% over $250 million up to $500 million
0.30% over $500 million up to $1.5 billion
0.25% in excess of $1.5 billion, less 50% of any amount reimbursed pursuant to the fund’s expense limitation

Transamerica BlackRock Global Allocation	BlackRock	0.44% of the first $100 million 0.32% in excess of $100 million

Transamerica BlackRock Large Cap Value*	BlackRock	0.35% of the first $250 million 0.325% over $250 million up to $750 million 0.30% in excess of $750 million

Transamerica BlackRock Natural Resources	BlackRock	0.40% of the first $250 million 0.375% over $250 million up to $500 million 0.35% over $500 million

Transamerica BNY Mellon Market Neutral Strategy	BNY Mellon	0.90%

Transamerica Clarion Global Real Estate Securities	Clarion	0.40% of the first $250 million 0.375% over $250 million up to $500 million 0.35% over $500 million up to $1 billion 0.30% in excess of $1 billion

Transamerica Diversified Equity†	TIM	0.35% of the first $500 million 0.30% over $500 million up to $2.5 billion 0.25% in excess of $2.5 billion, less 50% of any amount reimbursed pursuant to the fund’s expense limitation

Transamerica Equity*	TIM	0.35% of the first $500 million 0.30% over $500 million up to $2.5 billion 0.25% in excess of $2.5 billion, less 50% of any amount reimbursed pursuant to the fund’s expense limitation

Transamerica Federated Market Opportunity	Federated	0.50% of the first $30 million 0.35% over $30 million up to $50 million 0.25% over $50 million up to $500 million 0.225% over $500 million up to $750 million 0.20% in excess of $750 million

†

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica Series Trust, which will commence operations May 1, 2010.

*	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica Series Trust.

39

Fund Name	Sub-Adviser	Sub-Advisory Fee

Transamerica First Quadrant Global Macro	First Quadrant	0.75%

Transamerica Flexible Income	TIM	0.30% of the first $250 million 0.25% over $250 million up to $350 million 0.20% in excess of $350 million, less 50% of any amount reimbursed pursuant to the fund’s expense limitation

Transamerica Focus*	TIM	0.425% of the first $100 million 0.40% over $100 million up to $500 million 0.35% in excess of $500 million

Transamerica Growth Opportunities	TIM	0.40% of the first $100 million 0.35% in excess of $100 million, less 50% of any amount reimbursed pursuant to the fund’s expense limitation

Transamerica Jennison Growth*	Jennison	0.40% of the first $250 million 0.35% over $250 million up to $500 million 0.30% over $500 million up to $1 billion 0.25% over $1 billion up to $1.5 billion 0.20% in excess of $1.5 billion

Transamerica JPMorgan Core Bond	JPMorgan	0.20% of the first $750 million 0.175% over $750 million up to $1 billion 0.15% in excess of $1 billion

Transamerica JPMorgan International Bond	JPMorgan	0.20% of the first $100 million 0.17% over $100 million up to $250 million 0.16% over $250 million up to $500 million 0.15% over $500 million $1 billion 0.12% in excess of $1 billion

Transamerica JPMorgan Mid Cap Value	JPMorgan	0.40%

Transamerica Loomis Sayles Bond	Loomis	0.325% of the first $200 million 0.30% in excess of $200 million

Transamerica MFS International Equity*	MFS	0.45% of the first $250 million 0.425% over $250 million up to $500 million 0.40% over $500 million up to $1 billion 0.375% in excess of $1 billion

Transamerica Money Market	TIM	0.15%

Transamerica Neuberger Berman International	Neuberger Berman	0.50% of the first $100 million 0.45% in excess of $100 million

Transamerica Oppenheimer Developing Markets	Oppenheimer	0.70% of the first $50 million 0.65% over $50 million up to $200 million 0.60% over $200 million up to $500 million 0.55% in excess of $500 million

Transamerica Oppenheimer Small- & Mid-Cap Value	Oppenheimer	0.40% of the first $250 million 0.375% over $250 up to $500 million 0.35% in excess of $500 million

Transamerica PIMCO Real Return TIPS	PIMCO	0.25% of the first $1 billion 0.20% in excess of $1 billion

*	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the same named fund managed by the sub-adviser for Transamerica Series Trust.

40

Fund Name	Sub-Adviser	Sub-Advisory Fee

Transamerica PIMCO Total Return**	PIMCO	0.25% of the first $1 billion 0.225% in excess of $1 billion, only when PIMCO sub-advised assets exceed $3 billion on an aggregate basis

Transamerica Schroders International Small Cap	Schroders	0.60% of the first $300 million 0.55% in excess of $300 million

Transamerica Short-Term Bond	TIM	0.25% of the first $250 million 0.20% over $250 million up to $500 million 0.175% over $500 up to $1 billion 0.15% in excess of $1 billion

Transamerica Small/Mid Cap Value	TIM	0.375% of the first $500 million 0.325% in excess of $500 million, less 50% of any amount reimbursed pursuant to the fund’s expense limitation

Transamerica Third Avenue Value	Third Avenue	0.40%

Transamerica Thornburg International Value***	Thornburg	0.425% of the first $500 million 0.40% in excess of $500 million

Transamerica UBS Large Cap Value	UBS	0.32% of the first $400 million 0.30% over $400 million up to $750 million 0.27% over $750 up to $1 billion 0.25% over $1 billion up to $1.5 billion 0.20% in excess of $1.5 billion

Transamerica Van Kampen Emerging Markets Debt	Van Kampen	0.45% of the first $250 million 0.35% in excess of $250 million

Transamerica Van Kampen Mid-Cap Growth	Van Kampen	0.40% of the first $1 billion 0.375% in excess of $1 billion

Transamerica Van Kampen Small Company Growth	Van Kampen	0.45% of the first $500 million 0.40% in excess of $500 million

Transamerica WMC Emerging Markets	Wellington Management	0.70%

**

For the purpose of determining the $3 billion aggregate assets, the average daily net assets will be determined on a combined basis with Transamerica PIMCO Total Return, Transamerica PIMCO Total Return VP and Transamerica PIMCO Real Return TIPS. If aggregate assets exceed $3 billion, then the calculation of sub-advisory fees will be based on the combined average daily net assets of Transamerica PIMCO Total Return and Transamerica PIMCO Total Return VP.

***

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica Partners International Equity Portfolio, also sub-advised by Thornburg.

Sub-Advisory Fees Paid

The following table sets forth the total amounts of sub-advisory fee paid by TAM to each sub-adviser for the fiscal years ended October 31, 2009, 2008, and 2007:

(Net of Fees Reimbursed)

Fund Name	2009	2008	2007
Transamerica AEGON High Yield Bond(1)		$1,246,566	$1,090,487
Transamerica AllianceBernstein International Value		$1,831,558	$1,722,413
Transamerica Balanced		$529,275	$683,065
Transamerica BlackRock Global Allocation		$1,699,643	$1,621,555
Transamerica BlackRock Large Cap Value		$1,798,090	$1,793,062
Transamerica BlackRock Natural Resources		$599,733	$374,278
Transamerica BNY Mellon Market Neutral Strategy		$1,100,257	$772,036
Transamerica Clarion Global Real Estate Securities		$1,298,745	$1,363,303
Transamerica Diversified Equity(2)		N/A	N/A
Transamerica Equity		$4,423,815	$4,780,779
Transamerica Federated Market Opportunity		$272,755	$224,939

41

Fund Name	2009	2008	2007
Transamerica First Quadrant Global Macro(23)		$1,707,502	$1,313,910
Transamerica Flexible Income		$998,657	$1,024,991
Transamerica Focus(4)		$521,707	$792,450
Transamerica Growth Opportunities		$972,822	$1,145,096
Transamerica Jennison Growth		$794,435	$602,845
Transamerica JPMorgan Core Bond(5)		N/A	N/A
Transamerica JPMorgan International Bond		$1,310,379	$1,166,731
Transamerica JPMorgan Mid Cap Value		$919,450	$1,054,949
Transamerica Loomis Sayles Bond		$1,971,223	$642,724
Transamerica MFS International Equity		$138,942	$149,205
Transamerica Money Market		$308,214	$258,673
Transamerica Neuberger Berman International		$2,478,129	$2,315,816
Transamerica Oppenheimer Developing Markets		$3,619,556	$3,029,931
Transamerica Oppenheimer Small- & Mid-Cap Value		$713,628	$543,595
Transamerica PIMCO Real Return TIPS		$1,862,452	$1,619,333
Transamerica PIMCO Total Return		$1,467,066	$1,181,158
Transamerica Schroders International Small Cap(6)		$518,125	N/A
Transamerica Short-Term Bond		$1,245,653	$1,120,587
Transamerica Small/Mid Cap Value		$2,641,536	$2,145,020
Transamerica Third Avenue Value		$2,172,689	$1,323,568
Transamerica Thornburg International Value(7)		$70,359	N/A
Transamerica UBS Large Cap Value		$2,479,622	$2,079,770
Transamerica Van Kampen Emerging Markets Debt		$1,468,710	$1,422,850
Transamerica Van Kampen Mid-Cap Growth		$511,354	$348,463
Transamerica Van Kampen Small Company Growth		$609,632	$906,933
Transamerica WMC Emerging Markets(7)		$45,207	N/A

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)

Transamerica Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal years ended October 31, 2007, October 31, 2008 and October 31, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009. Fees shown prior to this date were paid to a predecessor sub-adviser.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009. Fees shown prior to this date were paid to a predecessor sub-adviser.

(5)	Transamerica JPMorgan Core Bond commenced operations on July 1, 2009 and as such, there is no historical fee information for the fiscal years ended October 31, 2007 and October 31, 2008.

(6)	Transamerica Schroders International Small Cap commenced operations on March 1, 2008, and as such, there is no historical fee information for fiscal years ended October 31, 2007 and October 31, 2006.

(7)

Transamerica Thornburg International Value and Transamerica WMC Emerging Markets commenced operations on September 15, 2008 and September 30, 2008, respectively, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to those of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser’s decision to recommend a purchase to one fund or account rather than another is based on a number of factors as set forth in the sub-advisers’ allocation procedures. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

42

Affiliated Sub-adviser – Potential Conflicts of Interest.

As described above, TAM has selected TIM and AUIM each to serve as a sub-adviser to certain of the funds. TIM, AUIM and TAM are affiliated entities, both of which are indirectly controlled by AEGON NV. Advisory arrangements involving affiliated sub-advisers may present certain potential conflicts of interest. For each fund sub-advised by TIM and AUIM, AEGON NV may indirectly benefit from the net advisory fee retained by TAM as well as from the sub-advisory fee paid by the TAM to TIM and AUIM. TAM has a fiduciary duty to act in the best interests of a fund and its shareholders (i) when recommending to the Board the appointment of or continued service of an affiliated sub-adviser for a fund and (ii) in the case of a fund that is sub-advised by both TIM and an unaffiliated sub-adviser, or both AUIM and an unaffiliated sub-adviser, when allocating fund assets among the fund’s sub-advisers. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires fund shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of TAM, TIM, AUIM and AEGON NV, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

Information about each Fund’s Portfolio Managers

Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day management, a description of any material conflict of interest that may arise in connection with the portfolio manager’s management of the fund’s investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the fund beneficially owned by each portfolio manager are provided in Appendix B of this SAI.

Portfolio Construction Manager

Morningstar Associates, LLC (“Morningstar Associates”) located at 22 West Washington Street, Chicago, IL 60602, serves as a portfolio construction manager and, as such, makes asset allocation and fund selection decisions for Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio, and Transamerica Multi-Manager Alternative Strategies Portfolio (the “Asset Allocation funds”). For the fiscal years ended October 31, 2009, 2008, and 2007, TAM paid Morningstar Associates the following amounts:

	October 31
Fund Name	2009	2008	2007

Transamerica Asset Allocation – Conservative Portfolio		$781,360	$601,350
Transamerica Asset Allocation – Growth Portfolio		$2,097,266	$2,025,855
Transamerica Asset Allocation – Moderate Portfolio		$2,089,670	$1,928,773
Transamerica Asset Allocation – Moderate Growth Portfolio		$3,704,481	$3,494,376
Transamerica Multi-Manager Alternative Strategies Portfolio		$328,975	$61,460
Transamerica Multi-Manager International Portfolio		$425,974	$284,952

TAM compensates Morningstar Associates 0.10% of the average daily net assets of each fund, except for Transamerica Multi-Manager Alternative Strategies Portfolio, which receives 0.20% of the first $500 million of average daily net assets; 0.19% over $500 million up to $1 billion of average daily net assets; and 0.18% of average net assets over $1 billion. Compensation is paid on a monthly basis.

DISTRIBUTOR

Effective March 1, 2001, Transamerica Funds entered into an Underwriting Agreement with AFSG Securities Corporation (“AFSG”), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494, to act as the principal underwriter of the shares of the funds. On May 1, 2007, Transamerica Capital, Inc. (“TCI”), located at 4600 South Syracuse Street, Suite 1100, Denver, Colorado 80237, became principal underwriter and distributor of the shares of the funds. TCI is an affiliate of TAM and AFSG. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of TCI’s responsibilities and charges as principal underwriter of fund shares is set forth in each fund’s prospectus.

UNDERWRITING COMMISSION

Fund Name	Commissions Received for the Period Ended October 31			Commissions Retained for the Period Ended October 31
	2009	2008	2007	2009	2008	2007
Transamerica AEGON High Yield Bond(1)		$87,788	$124,081		$17,769	$25,290
Transamerica AllianceBernstein International Value		N/A	N/A		N/A	N/A
Transamerica Asset Allocation – Conservative Portfolio		$2,846,849	$1,830,007		$481,348	$313,801
Transamerica Asset Allocation – Growth Portfolio		$4,950,893	$6,221,131		$773,070	$989,518
Transamerica Asset Allocation – Moderate Growth Portfolio		$9,619,298	$11,055,487		$1,555,217	$1,798,570
Transamerica Asset Allocation – Moderate Portfolio		$5,192,761	$5,077,344		$856,228	$841,679

43

Fund Name	Commissions Received for the Period Ended October 31			Commissions Retained for the Period Ended October 31
	2009	2008	2007	2009	2008	2007
Transamerica Balanced		$64,623	$74,631		$10,062	$11,642
Transamerica BlackRock Global Allocation		N/A	N/A		N/A	N/A
Transamerica BlackRock Large Cap Value		N/A	N/A		N/A	N/A
Transamerica BlackRock Natural Resources		N/A	$0		N/A	N/A
Transamerica BNY Mellon Market Neutral Strategy		N/A	$0		N/A	N/A
Transamerica Clarion Global Real Estate Securities		$0	$0		$0	$0
Transamerica Diversified Equity(2)		N/A	N/A		N/A	N/A
Transamerica Equity		$408,325	$543,912		$61,859	$82,373
Transamerica Federated Market Opportunity		N/A	N/A		N/A	N/A
Transamerica First Quadrant Global Macro (3)		N/A	$0		N/A	N/A
Transamerica Flexible Income		$35,634	$38,362		$7,038	$7,671
Transamerica Focus(4)		$42,063	$70,780		$6,456	$11,047
Transamerica Growth Opportunities		$76,457	$99,174		$11,928	$15,265
Transamerica Jennison Growth		$0	$0		$0	$0
Transamerica JPMorgan Core Bond(5)		N/A	N/A		N/A	N/A
Transamerica JPMorgan International Bond		N/A	N/A		N/A	N/A
Transamerica JPMorgan Mid Cap Value		N/A	N/A		N/A	N/A
Transamerica Loomis Sayles Bond		N/A	$0		N/A	N/A
Transamerica MFS International Equity		$0	$0		$0	$0
Transamerica Money Market		$0	$0		$0	$0
Transamerica Multi-Manager Alternative Strategies Portfolio		$1,157,228	$813,248		$182,072	$129,645
Transamerica Multi-Manager International Portfolio		$837,540	$1,477,318		$131,791	$228,132
Transamerica Neuberger Berman International		N/A	N/A		N/A	N/A
Transamerica Oppenheimer Developing Markets		N/A	N/A		N/A	N/A
Transamerica Oppenheimer Small- & Mid-Cap Value		N/A	N/A		N/A	N/A
Transamerica PIMCO Real Return TIPS		$0	$0		$0	$0
Transamerica PIMCO Total Return		$0	$0		$0	$0
Transamerica Schroders International Small Cap(6)		N/A	N/A		N/A	N/A
Transamerica Short-Term Bond		$33,313	N/A		$6,425	N/A
Transamerica Small/Mid Cap Value		$1,098,994	$296,392		$165,002	$45,732
Transamerica Third Avenue Value		N/A	$0		N/A	N/A
Transamerica Thornburg International Value(7)		N/A	N/A		N/A	N/A
Transamerica UBS Large Cap Value		N/A	N/A		N/A	N/A
Transamerica Van Kampen Emerging Markets Debt		N/A	N/A		N/A	N/A
Transamerica Van Kampen Mid-Cap Growth		N/A	N/A		N/A	N/A
Transamerica Van Kampen Small Company Growth		N/A	N/A		N/A	N/A
Transamerica WMC Emerging Markets(7)		N/A	N/A		N/A	N/A

For the Period Ended October 31, 2009
Fund Name	Net Underwriting Discounts and Commissions	Compensation on Redemptions & Repurchases	Brokerage Commissions	Other Compensation
Transamerica AEGON High Yield Bond(1)
Transamerica AllianceBernstein International Value
Transamerica Asset Allocation-Conservative Portfolio
Transamerica Asset Allocation-Growth Portfolio
Transamerica Asset Allocation-Moderate Growth Portfolio
Transamerica Asset Allocation-Moderate Portfolio
Transamerica Balanced
Transamerica BlackRock Global Allocation
Transamerica BlackRock Large Cap Value

44

For the Period Ended October 31, 2009
Fund Name	Net Underwriting Discounts and Commissions	Compensation on Redemptions & Repurchases	Brokerage Commissions	Other Compensation
Transamerica BlackRock Natural Resources
Transamerica BNY Mellon Market Neutral Strategy
Transamerica Clarion Global Real Estate Securities
Transamerica Diversified Equity(2)
Transamerica Equity
Transamerica Federated Market Opportunity
Transamerica First Quadrant Global Macro(3)
Transamerica Flexible Income
Transamerica Focus(4)
Transamerica Growth Opportunities
Transamerica Jennison Growth
Transamerica JPMorgan Core Bond(5)
Transamerica JPMorgan International Bond
Transamerica JPMorgan Mid Cap Value
Transamerica Loomis Sayles Bond
Transamerica MFS International Equity
Transamerica Money Market
Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Multi-Manager International Portfolio
Transamerica Neuberger Berman International
Transamerica Oppenheimer Developing Markets
Transamerica Oppenheimer Small- & Mid-Cap Value
Transamerica PIMCO Real Return TIPS
Transamerica PIMCO Total Return
Transamerica Schroders International Small Cap(6)
Transamerica Short-Term Bond
Transamerica Small/Mid Cap Value
Transamerica Third Avenue Value
Transamerica Thornburg International Value(7)
Transamerica UBS Large Cap Value
Transamerica Van Kampen Emerging Market Debts
Transamerica Van Kampen Mid Cap Growth
Transamerica Van Kampen Small Company Growth
Transamerica WMC Emerging Markets(7)

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)

Transamerica Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal years ended October 31, 2007, October 31, 2008 and October 31, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009.

(5)	Transamerica JPMorgan Core Bond commenced operations on July 1, 2009 and as such, there is no historical fee information for the fiscal years ended October 31, 2007 and October 31, 2008.

(6)	Transamerica Schroders International Small Cap commenced operations on March 1, 2008, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

(7)

Transamerica Thornburg International Value and Transamerica WMC Emerging Markets commenced operations on September 15, 2008 and September 30, 2008, respectively, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

ADMINISTRATIVE SERVICES

TAM is responsible for the supervision of all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all fund officers and of those trustees who are affiliated with TAM. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund’s initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. Transamerica Funds has entered into an Administrative Services Agreement (“Administrative Agreement”) with Transamerica Fund Services, Inc. (“TFS”), 570 Carillon Parkway, St. Petersburg, FL 33716, on behalf of each fund. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the funds and incurs expenses payable by Transamerica Funds related to such functions. On January 1, 2005, certain funds entered into an agreement wherein the funds would pay 0.02% of their daily net assets to TFS for such administrative services; effective January 1, 2006, this fee was reduced to 0.0125% for the Asset Allocation funds.

The administrative duties of TFS with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund’s officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund’s custodian and transfer

45

agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund’s custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.

The funds paid the following administrative expenses for the fiscal years ended October 31, 2009, 2008, and 2007.

ADMINISTRATIVE FEES

Fund Name	2009	2008	2007
Transamerica AEGON High Yield Bond(1)		$90,160	$77,901
Transamerica AllianceBernstein International Value		$91,810	$85,695
Transamerica Asset Allocation – Conservative Portfolio		$97,670	$75,169
Transamerica Asset Allocation – Growth Portfolio		$262,158	$253,232
Transamerica Asset Allocation – Moderate Growth Portfolio		$463,060	$436,797
Transamerica Asset Allocation – Moderate Portfolio		$261,209	$241,097
Transamerica Balanced		$30,241	$39,032
Transamerica BlackRock Global Allocation		$98,728	$93,847
Transamerica BlackRock Large Cap Value		$113,215	$113,374
Transamerica BlackRock Natural Resources		$29,987	$18,714
Transamerica BNY Mellon Market Neutral Strategy		$24,450	$17,156
Transamerica Clarion Global Real Estate Securities		$65,948	$69,376
Transamerica Diversified Equity(2)		N/A	N/A
Transamerica Equity		$309,405	$343,716
Transamerica Federated Market Opportunity		$14,220	$10,690
Transamerica First Quadrant Global Macro(3)		$41,533	$31,940
Transamerica Flexible Income		$71,596	$73,481
Transamerica Focus(4)		$25,561	$38,998
Transamerica Growth Opportunities		$53,760	$64,442
Transamerica Jennison Growth		$41,684	$30,746
Transamerica JPMorgan Core Bond(5)		N/A	N/A
Transamerica JPMorgan International Bond		$160,717	$141,564
Transamerica JPMorgan Mid Cap Value		$45,972	$52,747
Transamerica Loomis Sayles Bond		$128,082	$40,563
Transamerica MFS International Equity		$5,850	$6,282
Transamerica Money Market		$41,095	$34,490
Transamerica Multi-Manager Alternative Strategies Portfolio		$20,561	$3,841
Transamerica Multi-Manager International Portfolio		$53,247	$35,619
Transamerica Neuberger Berman International		$107,917	$100,703
Transamerica Oppenheimer Developing Markets		$117,802	$96,831
Transamerica Oppenheimer Small- & Mid-Cap Value		$35,681	$27,180
Transamerica PIMCO Real Return TIPS		$148,996	$129,541
Transamerica PIMCO Total Return		$117,365	$94,493
Transamerica Schroders International Small Cap(6)		$17,271	N/A
Transamerica Short-Term Bond		$113,789	$100,259
Transamerica Small/Mid Cap Value		$147,176	$116,641
Transamerica Third Avenue Value		$108,635	$66,178
Transamerica Thornburg International Value(7)		$2,168	N/A
Transamerica UBS Large Cap Value		$161,202	$133,917
Transamerica Van Kampen Emerging Markets Debt		$69,641	$66,166
Transamerica Van Kampen Mid-Cap Growth		$25,568	$17,423
Transamerica Van Kampen Small Company Growth		$27,095	$40,308
Transamerica WMC Emerging Markets(7)		$1,292	N/A

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)

Transamerica Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal years ended October 31, 2007, October 31, 2008 and October 31, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009.

(5)	Transamerica JPMorgan Core Bond commenced operations on July 1, 2009 and as such, there is no historical fee information for the fiscal years ended October 31, 2007 and October 31, 2008.

(6)	Transamerica Schroders International Small Cap commenced operations on March 1, 2008, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

46

(7)

Transamerica Thornburg International Value and Transamerica WMC Emerging Markets commenced operations on September 15, 2008 and September 30, 2008, respectively, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, MA 02110, is custodian for Transamerica Funds. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

TFS, 570 Carillon Parkway, St. Petersburg, FL 33716, is the transfer agent, withholding agent and dividend disbursing agent for each fund. TFS is directly owned by Western Reserve (44%) and AUSA (56%), both of which are indirect, wholly owned subsidiaries of AEGON N.V.; and thus TFS is an affiliate of TAM. Each fund pays the transfer agent an annual per-account charge of $19.60 for each open account and $1.50 for each closed account. There is no new account charge. For the funds that offer Class P and Class I shares, each of those funds pay the transfer agent: (i) a $19.60 fee per direct open account; (ii) an $8.00 fee per networked open account; (iii) a $1.50 fee per closed account: (iv) an annual omnibus service fee of $35,000; and (v) applicable out-of-pocket expenses, including the cost of sub-transfer agent expenses. Each fund that offers Class I shares may also pay a 0.10% sub-transfer agent fee for shareholder and recordkeeping services to firms that maintain applicable agreements with TFS. Transaction requests should be mailed to Transamerica Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica Funds, 330 W. 9th Street, Kansas City, MO 64105 (for overnight mail).

There were no brokerage credits received for the periods ended October 31, 2009, 2008, and 2007.

TRANSFER AGENCY FEES
(Fees and Expenses Net of Brokerage Credits)

Fund Name	2009	2008	2007
Transamerica AEGON High Yield Bond(1)		$98,678	$119,387
Transamerica AllianceBernstein International Value		$159	$0
Transamerica Asset Allocation – Conservative Portfolio		$706,727	$507,653
Transamerica Asset Allocation – Growth Portfolio		$2,807,434	$2,404,147
Transamerica Asset Allocation – Moderate Growth Portfolio		$3,893,286	$3,393,891
Transamerica Asset Allocation – Moderate Portfolio		$1,829,171	$1,555,838
Transamerica Balanced		$406,957	$468,947
Transamerica BlackRock Global Allocation		$175	$43
Transamerica BlackRock Large Cap Value		$160	$2
Transamerica BlackRock Natural Resources		$169	$0
Transamerica BNY Mellon Market Neutral Strategy		$135	$0
Transamerica Clarion Global Real Estate Securities		$26,085	$36,005
Transamerica Diversified Equity(2)		N/A	N/A
Transamerica Equity		$2,282,929	$2,675,279
Transamerica Federated Market Opportunity		$171	$44
Transamerica First Quadrant Global Macro(3)		$137	$0
Transamerica Flexible Income		$92,187	$112,696
Transamerica Focus(4)		$419,094	$516,776
Transamerica Growth Opportunities		$662,480	$748,093
Transamerica Jennison Growth		$89,122	$111,574
Transamerica JPMorgan Core Bond(5)		N/A	N/A
Transamerica JPMorgan International Bond		$162	$0
Transamerica JPMorgan Mid Cap Value		$198	$2
Transamerica Loomis Sayles Bond		$172	$0
Transamerica MFS International Equity		$103,399	$126,065
Transamerica Money Market		$401,576	$384,177
Transamerica Multi-Manager Alternative Strategies Portfolio		$203,892	$37,264
Transamerica Multi-Manager International Portfolio		$616,792	$368,479
Transamerica Neuberger Berman International		$159	$0
Transamerica Oppenheimer Developing Markets		$159	$0
Transamerica Oppenheimer Small- & Mid-Cap Value		$160	$0
Transamerica PIMCO Real Return TIPS		$11,567	$15,848
Transamerica PIMCO Total Return		$39,927	$50,807
Transamerica Schroders International Small Cap(6)		$169	N/A
Transamerica Short-Term Bond		$2,554	$292
Transamerica Small/Mid Cap Value		$681,796	$293,969
Transamerica Third Avenue Value		$200	$0
Transamerica Thornburg International Value(7)		$42	N/A
Transamerica UBS Large Cap Value		$318	$288
Transamerica Van Kampen Emerging Markets Debt		$282	$255
Transamerica Van Kampen Mid-Cap Growth		$162	$(8)

47

Fund Name	2009	2008	2007
Transamerica Van Kampen Small Company Growth		$318	$291
Transamerica WMC Emerging Markets(7)		$42	N/A

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)

Transamerica Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal years ended October 31, 2007, October 31, 2008 and October 31, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009.

(5)	Transamerica JPMorgan Core Bond commenced operations on July 1, 2009 and as such, there is no historical fee information for the fiscal years ended October 31, 2007 and October 31, 2008.

(6)	Transamerica Schroders International Small Cap commenced operations on March 1, 2008, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

(7)

Transamerica Thornburg International Value and Transamerica WMC Emerging Markets commenced operations on September 15, 2008 and September 30, 2008, respectively, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund’s sub-adviser, whose policy is to seek to obtain the “best execution” of all fund transactions. The Investment Advisory Agreement and Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund’s sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended (the “1934 Act”).

In selecting brokers and dealers and in negotiating commissions, a fund’s sub-adviser may consider a number of factors, including but not limited to:

•	The sub-adviser’s knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

•	The nature of the security being traded;

•	The size and type of the transaction;

•	The nature and character of the markets for the security to be purchased or sold;

•	The desired timing of the trade;

•	The activity existing and expected in the market for the particular security;

•	The quality of the execution, clearance and settlement services;

•	Financial stability;

•	The existence of actual or apparent operational problems of any broker or dealer; and

•	Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

•

Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

•

Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

•	Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

•

Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds’ sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that

48

a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TAM, TCI or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc. or DST Securities, Inc. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under “Custodian, Transfer Agent and Other Affiliates,” are lower than those that would otherwise be incurred. Under rules adopted by the SEC, The funds’ Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

DIRECTED BROKERAGE

A sub-adviser to a fund, to the extent consistent with the best execution and with TAM’s usual commission rate policies and practices, may place portfolio transactions of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund’s portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.

	Brokerage Commissions Paid (Including Affiliated Brokerage) October 31			Affiliated Brokerage Paid October 31
Fund Name	2009	2008	2007	2009	2008	2007
Transamerica AEGON High Yield Bond(1)		$0	$0		$0	$0
Transamerica AllianceBernstein International Value		$252,118	$261,188		$0	$0
Transamerica Asset Allocation – Conservative Portfolio		N/A	N/A		N/A	N/A
Transamerica Asset Allocation – Growth Portfolio		N/A	N/A		N/A	N/A
Transamerica Asset Allocation – Moderate Growth Portfolio		N/A	N/A		N/A	N/A
Transamerica Asset Allocation – Moderate Portfolio		N/A	N/A		N/A	N/A
Transamerica Balanced		$71,908	$89,309		$0	$0
Transamerica BlackRock Global Allocation		$436,026	$311,536		$6,069	$19,549
Transamerica BlackRock Large Cap Value		$173,922	$139,966		$0	$0
Transamerica BlackRock Natural Resources		$12,968	$73,023		$1,783	$876
Transamerica BNY Mellon Market Neutral Strategy		$567,894	$211,174		$0	$0
Transamerica Clarion Global Real Estate Securities		$432,618	$633,427		$0	$0
Transamerica Diversified Equity(2)		N/A	N/A		N/A	N/A
Transamerica Equity		$835,453	$1,694,741		$0	$0
Transamerica Federated Market Opportunity		$387,820	$97,323		$0	$0
Transamerica First Quadrant Global Macro(3)		$324,735	$217,960		$10,003	$914
Transamerica Flexible Income		$12,858	$200		$0	$0
Transamerica Focus(4)		$117,689	$96,197		$0	$0
Transamerica Growth Opportunities		$309,171	$524,311		$0	$0
Transamerica Jennison Growth		$312,255	$182,249		$0	$108
Transamerica JPMorgan Core Bond(5)		N/A	N/A		N/A	N/A
Transamerica JPMorgan International Bond		$58,722	$0		$0	$0
Transamerica JPMorgan Mid Cap Value		$180,106	$185,623		$0	$0
Transamerica Loomis Sayles Bond		$2,097	$1,080		$0	$0
Transamerica MFS International Equity		$57,478	$40,072		$0	$0
Transamerica Money Market		N/A	N/A		N/A	N/A
Transamerica Multi-Manager Alternative Strategies Portfolio		N/A	N/A		N/A	N/A
Transamerica Multi-Manager International Portfolio		N/A	N/A		N/A	N/A
Transamerica Neuberger Berman International Portfolio		$1,136,559	$755,086		$41,986	$45,303

49

	Brokerage Commissions Paid (Including Affiliated Brokerage) October 31			Affiliated Brokerage Paid October 31
Fund Name	2009	2008	2007	2009	2008	2007
Transamerica Oppenheimer Developing Markets		$1,191,683	$1,052,005		$0	$0
Transamerica Oppenheimer Small- & Mid-Cap Value		$343,102	$311,582		$0	$0
Transamerica PIMCO Real Return TIPS		$21,441	$9,866		$0	$0
Transamerica PIMCO Total Return		$30,968	$22,652		$0	$0
Transamerica Schroders International Small Cap(7)		$527,243	N/A		$0	N/A
Transamerica Short-Term Bond		$1,480	$0		$0	$0
Transamerica Small/Mid Cap Value		$1,445,450	$505,365		$0	$0
Transamerica Third Avenue Value		$466,796	$172,422		$245,895	$103,142
Transamerica Thornburg International Value(7)		$41,631	N/A		$0	N/A
Transamerica UBS Large Cap Value		$927,076	$498,160		$16,525	$4,944
Transamerica Van Kampen Emerging Markets Debt		$1,529	$0		$0	$0
Transamerica Van Kampen Mid-Cap Growth		$116,752	$101,667		$3,663	$1,957
Transamerica Van Kampen Small Company Growth		$172,762	$369,573		$0	$14
Transamerica WMC Emerging Markets(7)		$99,603	N/A		$0	N/A

The following table provides brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2009.

Fund Name	Paid as of October 31, 2009
Transamerica AEGON High Yield Bond(1)
Transamerica AllianceBernstein International Value
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Balanced
Transamerica BlackRock Global Allocation
Transamerica BlackRock Large Cap Value
Transamerica BlackRock Natural Resources
Transamerica BNY Mellon Market Neutral Strategy
Transamerica Clarion Global Real Estate Securities
Transamerica Diversified Equity(2)
Transamerica Equity
Transamerica Federated Market Opportunity
Transamerica First Quadrant Global Macro(3)
Transamerica Flexible Income
Transamerica Focus(4)
Transamerica Growth Opportunities
Transamerica Jennison Growth
Transamerica JPMorgan Core Bond(5)
Transamerica JPMorgan International Bond
Transamerica JPMorgan Mid Cap Value
Transamerica Loomis Sayles Bond
Transamerica MFS International Equity
Transamerica Money Market
Transamerica Multi-Manager Alternative Strategies Portfolio)
Transamerica Multi-Manager International Portfolio
Transamerica Neuberger Berman International
Transamerica Oppenheimer Developing Markets
Transamerica Oppenheimer Small- & Mid-Cap Value
Transamerica PIMCO Real Return TIPS
Transamerica PIMCO Total Return
Transamerica Schroders International Small Cap(6)
Transamerica Short-Term Bond
Transamerica Small/Mid Cap Value
Transamerica Third Avenue Value
Transamerica Thornburg International Value(7)

50

Fund Name	Paid as of October 31, 2009
Transamerica UBS Large Cap Value
Transamerica Van Kampen Emerging Markets Debt
Transamerica Van Kampen Mid-Cap Growth
Transamerica Van Kampen Small Company Growth
Transamerica WMC Emerging Markets(7)

The estimates above are based upon custody data provided to CAPIS using the following methodology: Total Commissions minus transactions executed at discounted rates and/or directed to the funds’ commission recapture program equals total research commissions. USD transactions executed at $.02 and below and non-USD transactions executed at 8 basis points and below are considered to be executed at discounted rates. For example, Commission paid on USD transactions at rates greater than $.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Securities and Exchange Act of 1934.

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)

Transamerica Diversified Equity commenced operations on November 13, 2009, and as such, there is no historical fee information for the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009.

(5)	Transamerica JPMorgan Core Bond commenced operations on July 1, 2009 and as such, there is no historical fee information for the fiscal years ended October 31, 2007 and October 31, 2008.

(6)	Transamerica Schroders International Small Cap commenced operations on March 1, 2008, and as such, there is no historical fee information for fiscal years ended October 31, 2007 and October 31, 2006.

(7)

Transamerica Thornburg International Value and Transamerica WMC Emerging Markets commenced operations on September 15, 2008 and September 30, 2008, respectively, and as such, there is no historical fee information for fiscal year ended October 31, 2007.

51

BOARD MEMBERS AND OFFICERS

The Board Members and executive officers of the Trust are listed below. The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of the Trust by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser. The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”), and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 163 funds as of the date of this SAI.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The Board Members, their ages, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

INTERESTED BOARD MEMBER**

John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 1999	Chairman and Board Member (2008 – present), President (2007 – present), Chief Executive Officer (2006 – present), Vice President, Secretary and Chief Compliance Officer (2003 – 2006), Transamerica Investors, Inc. (“TII”);	163	N/A

			Chairman, Board Member, President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (1999 – 2006), Chief Compliance Officer, General Counsel and Secretary (1999 – 2006), Transamerica Funds and TST;

Chairman (2007 – present), Board Member (2006 – present), President and Chief Executive Officer (2006 – present), Senior Vice President (2002 – 2006), General Counsel, Secretary and Chief Compliance Officer (2002 – 2006), TIS;

Chairman, President and Chief Executive Officer (2006 – present), Director (2002 – present), Senior Vice President (1999 – 2006), General Counsel and Secretary (2000 – 2006), Chief Compliance Officer (2004 – 2006), TAM;

52

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Chairman, President and Chief Executive Officer (2006 – present), Director (2002 – present), Senior Vice President (1999 – 2006), General Counsel and Secretary (2001 – 2006), Transamerica Fund Services, Inc. (“TFS”);

			Vice President, AFSG Securities Corporation (2001 – present);

			Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIF”) (2002 – 2004); and

			Director, (2008 – present), Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003 – 2005) and Transamerica Investment Management, LLC (“TIM”) (2001 – 2005).

INDEPENDENT BOARD MEMBERS***

Sandra N. Bane (1952)	Board Member	Since 2008	Retired, KPMG (1999 – present); Board Member, TII (2003 – present); and Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present).	163	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)

Leo J. Hill (1956)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, Transamerica Funds and TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – present); Owner and President, Prestige Automotive Group (2001 – 2005); President, L. J. Hill & Company (1999 – present);	163	N/A

53

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (July 2009 – present);	163	N/A

			Board Member, TII (July 2009 – present);

			Principal, Maxam Capital Management, LLC (2006 – 2008); and

			Principal, Cobble Creek Management LP (2004 – 2006).

Russell A. Kimball, Jr. (1944)	Board Member	1986 – 1990 and 2002 - Present	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – present).	163	N/A

54

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Eugene M. Mannella (1954)	Board Member	Since 2007	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present); Self-employed consultant (2006 – present); President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008); Board Member, TPP, TPFG, TPFG II and TAAVF (1994 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – present); and President, International Fund Services (alternative asset administration) (1993 – 2005).	163	N/A

Norman R. Nielsen (1939)	Board Member	Since 2006	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – present); Director, Iowa Student Loan Service Corporation (2006 – present); Director, League for Innovation in the Community Colleges (1985 – 2005); Director, Iowa Health Systems (1994 – 2003); Director, U.S. Bank (1987 – 2006); and President, Kirkwood Community College (1985 – 2005).	163	Buena Vista University Board of Trustees (2004 - present)

55

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

Joyce G. Norden (1939)	Board Member	Since 2007	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – present); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).	163	Board of Governors, Reconstructionist Rabbinical College (2007 - present)

Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Vice President, American Express (1987 – 1989); Vice President, The Equitable (1986 – 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).	163	N/A

56

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Board Member	Other Directorships

John W. Waechter (1952)	Board Member	Since 2005	Attorney, Englander & Fischer, P.A. (2008 – present); Retired (2004 – 2008); Board Member, TST and TIS (2004 – present); Board Member, Transamerica Funds (2005 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – present); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	163	Operation Par, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)

*

Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

**	May be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his employment with TAM or an affiliate of TAM.

***	Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust.

57

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their ages, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

John K. Carter (1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 1999	See the table above.

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006

Vice President, General Counsel and Secretary,
Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary, TII, (2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Director, Senior Vice President, General Counsel, Operations, and Secretary, TAM and TFS (2006 – present);

Assistant Vice President, TCI (2007 – present); and

Director, Deutsche Asset Management (1998 – 2006).

Joseph P. Carusone (1965)	Vice President, Treasurer and Principal Financial Officer	Since 2007

Vice President, Treasurer and Principal Financial Officer,
Transamerica Funds, TST and TIS (2007 – present);

Vice President, Treasurer and Principal Financial Officer,
TII (2007 – present);

Vice President (2007 – present), Treasurer and Principal
Financial Officer (2001 – present), TPP, TPFG, TPFG II and
TAAVF;

Senior Vice President, TAM and TFS (2007 – present);

Senior Vice President (2008 – present), Vice President (2001 – 2008); Diversified Investment Advisors, Inc. (“DIA”);

Director and President, Diversified Investors Securities Corp. (“DISC”) (2007 – present);

58

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

Director, Transamerica Financial Life Insurance Company (“TFLIC”) (2004 – present); and Treasurer, Diversified Actuarial Services, Inc. (2002 – present).

Christopher A. Staples (1970)	Vice President and Chief Investment Officer	Since 2005

Vice President and Chief Investment Officer (2007 – present); Vice President - Investment Administration (2005 – 2007), TII;

Vice President and Chief Investment Officer (2007 – present), Senior Vice President - Investment Management (2006 – 2007), Vice President - Investment Management (2005 – 2006),
Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Director (2005 – present), Senior Vice President – Investment Management (2006 – present) and Chief Investment Officer (2007 – present), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Rick B. Resnik (1967)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2008

Chief Compliance Officer, TPP, TPFG, TPFG II and TAAVF (2004 – present);

Chief Compliance Officer, Transamerica Funds, TST and TIS (2008 – present); Vice President and Conflicts of Interest Officer, TPP, TPFG, TPFG II, TAAVF, Transamerica Funds, TST and TIS (2008 – present);

Chief Compliance Officer, Vice President and Conflicts of Interest Officer, TII (2008 – present);

Senior Vice President and Chief Compliance Officer, TAM (2008 – present);

Senior Vice President, TFS (2008 – present);

Vice President and Chief Compliance Officer, DIA (2004 - present); with DIA since 1988;

Director (1999 – present), Vice President and Chief Compliance Officer (1996 – present), DISC;

59

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

Assistant Vice President, TFLIC (1999 – present); and Chief Compliance Officer, Transamerica Partners Variable Funds (2004 - present).

Robert A. DeVault, Jr. (1965)	Assistant Treasurer	Since 2009

Assistant Treasurer, Transamerica Funds, TST, TIS, TPP,
TPFG, TPFG II and TAAVF (January 2009 – present);

Assistant Treasurer, TII (January 2009 – present); and

Assistant Vice President (2007 – present) and Manager, Fund Administration, (2002 – 2007), TFS.

Suzanne Valerio- Montemurro (1964)	Assistant Treasurer	Since 2007	Assistant Treasurer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2007 – present); Assistant Treasurer, TII (2007 – present); and Vice President, DIA (1998 – present).

Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP,
TPFG, TPFG II and TAAVF (January 2009 – present);

Assistant Secretary, TII (January 2009 – present);

Assistant Vice President and Manager, Legal Administration,
TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series
Trust and 40|86 Strategic Income Fund (2000 - 2007); and

Second Vice President and Assistant Secretary, Legal and
Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP,
TPFG, TPFG II and TAAVF (January 2009 – present);

Assistant Secretary, TII (January 2009 – present);

Counsel, TAM (2008 – present);

Counsel (contract), Massachusetts Financial Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A. (2004 – 2005).

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Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past 5 Years

Richard E. Shield, Jr. (1974)	Tax Officer	Since 2008

Tax Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present);

Tax Officer, TII (2008 – present);

Tax Manager, Jeffrey P. McClanathan, CPA (2006 – 2007) and Gregory, Sharer & Stuart (2005 – 2006);

Tax Senior, Kirkland, Russ, Murphy & Tapp, P.A. (2003 – 2005); and

Certified Public Accountant, Schultz, Chaipel & Co., LLP (1998 – 2003).

* Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

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Committees of the Board

The Board Members are responsible for major decisions relating to a fund’s objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board has the following standing committees each of which performs specialized functions: an Audit Committee and a Nominating Committee.

COMMITTEE	FUNCTIONS	MEMBERS	NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR 10/31/2009

AUDIT

The Audit Committee (1) oversees the accounting and reporting policies and practices of the Trust; (2) oversees the quality and integrity of the financial statements of the Trust; (3) approves, prior to appointment, the engagement of the Trust’s independent auditors; and (4) reviews and evaluates the independent auditors’ qualifications, independence and performance. The independent auditors for the Trust shall report directly to the Audit Committee.

John W. Waechter, Chairperson Sandra N. Bane Leo J. Hill David W. Jennings Russell A. Kimball, Jr. Eugene M. Mannella Norman R. Nielsen Joyce G. Norden Patricia L. Sawyer

NOMINATING

The primary purposes and responsibilities of the Committee are to (i) identify individuals qualified to become members of the Board in the event that a position is vacated or created, (ii) consider all candidates proposed to become members of the Board, subject to the procedures and policies set forth in this Charter or resolutions of the Board, (iii) select and nominate, or recommend for nomination by the Board, candidates for election as Trustees and (iv) set any necessary standards or qualifications for service on the Board.

Patricia L. Sawyer, Chairperson Sandra N. Bane Leo J. Hill David W. Jennings Russell A. Kimball, Jr. Eugene M. Mannella Norman R. Nielsen Joyce G. Norden John W. Waechter

Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.

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Trustee Ownership of Equity Securities

The table below gives the dollar range of shares of the Trust, as well as the aggregate dollar range of shares of all funds/portfolios in the Transamerica Asset Management Group owned by each Trustee as of December 31, 2009

Name of Trustee	Dollar Range of Equity Securities in Transamerica AEGON High Yield Bond(1)	Dollar Range of Equity Securities in Transamerica AllianceBernstein International Value	Dollar Range of Equity Securities in Transamerica Asset Allocation - Conservative Portfolio
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica Asset Allocation - Growth Portfolio	Dollar Range of Equity Securities in Transamerica Asset Allocation - Moderate Portfolio	Dollar Range of Equity Securities in Transamerica Asset Allocation - Moderate Growth Portfolio
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica Balanced	Dollar Range of Equity Securities in Transamerica BlackRock Global Allocation	Dollar Range of Equity Securities in Transamerica BlackRock Large Cap Value
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

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Name of Trustee	Dollar Range of Equity Securities in Transamerica BlackRock Natural Resources	Dollar Range of Equity Securities in Transamerica BNY Mellon Market Neutral Strategy	Dollar Range of Equity Securities in Transamerica Clarion Global Real Estate Securities
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica Diversified Equity(2)	Dollar Range of Equity Securities in Transamerica Equity	Dollar Range of Equity Securities in Transamerica Federated Market Opportunity
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica First Quadrant Global Macro(3)	Dollar Range of Equity Securities in Transamerica Flexible Income	Dollar Range of Equity Securities in Transamerica Focus(4)
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

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Name of Trustee	Dollar Range of Equity Securities in Transamerica Growth Opportunities	Dollar Range of Equity Securities in Transamerica Jennison Growth	Dollar Range of Equity Securities in Transamerica JPMorgan Core Bond
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica JPMorgan International Bond	Dollar Range of Equity Securities in Transamerica JPMorgan Mid Cap Value	Dollar Range of Equity Securities in Transamerica Loomis Sayles Bond
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica MFS International Equity	Dollar Range of Equity Securities in Transamerica Money Market	Dollar Range of Equity Securities in Transamerica Multi-Manager Alternative Strategies Portfolio
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

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Name of Trustee	Dollar Range of Equity Securities in Transamerica Multi-Manager International Portfolio	Dollar Range of Equity Securities in Transamerica Neuberger Berman International	Dollar Range of Equity Securities in Transamerica Oppenheimer Developing Markets
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica Oppenheimer Small- & Mid Cap Value	Dollar Range of Equity Securities in Transamerica PIMCO Real Return TIPS	Dollar Range of Equity Securities in Transamerica PIMCO Total Return
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica Schroders International Small Cap	Dollar Range of Equity Securities in Transamerica Short-Term Bond	Dollar Range of Equity Securities in Transamerica Small/Mid Cap Value
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

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Name of Trustee	Dollar Range of Equity Securities in Transamerica Third Avenue Value	Dollar Range of Equity Securities in Transamerica Thornburg International Value	Dollar Range of Equity Securities in Transamerica UBS Large Cap Value
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica Van Kampen Emerging Markets Debt	Dollar Range of Equity Securities in Transamerica Van Kampen Mid-Cap Growth	Dollar Range of Equity Securities in Transamerica Van Kampen Small Company Growth
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Dollar Range of Equity Securities in Transamerica WMC Emerging Markets	Aggregate Dollar Range of Equity Securities in Transamerica Asset Management Group
John K. Carter*
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell**
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

*	Interested person under the 1940 Act by virtue of his position with TAM and its affiliates.

**	Neal M. Jewell retired from his position as a Board Member of the Trust on ___________.

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)	Transamerica Diversified Equity commenced operations on November 13, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009.

As of December 31, 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser, sub-advisers or Distributor of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser, sub-advisers or Distributor of the funds.

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Independent Trustees receive a total annual retainer fee of $      from the funds/portfolios that make up the Transamerica Asset Management Group, as well as total fees of $      per meeting (assumes five meetings annually), of which the Trust pays a pro rata share allocable to each series of Transamerica Funds based on the relative assets of the series. The Lead Independent Trustee of the Board also receives an additional retainer of $      per year. The Audit Committee Chairperson receives an additional retainer of $      per year. The Trust also pays a pro rata share allocable to each series of Transamerica Funds based on the relative assets of the series for the Lead Independent Trustee and Audit Committee Chairperson retainers. Any fees and expenses paid to Trustees who are affiliates of TAM or TCI are paid by TAM and/or TCI and not by the Trust.

Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated May 1, 2008 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of the Trust (without imposition of sales charge), or investment options under Transamerica Partners Funds Group II, as elected by the Trustee.

Amounts deferred and accrued under the Deferred Compensation Plan are unfunded and unsecured claims against the general assets of the Trust.

The following table provides compensation amounts paid to Independent Trustees of the funds for the fiscal year ended October 31, 2009.

COMPENSATION TABLE

Name of Trustee	Aggregate Compensation from Transamerica AEGON High Yield Bond(1)	Aggregate Compensation from Transamerica AllianceBernstein International Value	Aggregate Compensation from Transamerica Asset Allocation - Conservative Portfolio
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Asset Allocation – Growth Portfolio	Aggregate Compensation from Transamerica Asset Allocation - Moderate Portfolio	Aggregate Compensation from Transamerica Asset Allocation - Moderate Growth Portfolio
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Balanced	Aggregate Compensation from Transamerica BlackRock Global Allocation	Aggregate Compensation from Transamerica BlackRock Large Cap Value
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

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Name of Trustee	Aggregate Compensation from Transamerica BlackRock Natural Resources	Aggregate Compensation from Transamerica BNY Mellon Market Neutral Strategy	Aggregate Compensation from Transamerica Clarion Global Real Estate Securities
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Diversified Equity(2)	Aggregate Compensation from Transamerica Equity	Aggregate Compensation from Transamerica Federated Market Opportunity
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica First Quadrant Global Macro(3)	Aggregate Compensation from Transamerica Flexible Income	Aggregate Compensation from Transamerica Focus(4)
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Growth Opportunities	Aggregate Compensation from Transamerica Jennison Growth	Aggregate Compensation from Transamerica JPMorgan Core Bond
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

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Name of Trustee	Aggregate Compensation from Transamerica JPMorgan International Bond	Aggregate Compensation from Transamerica JPMorgan Mid Cap Value	Aggregate Compensation from Transamerica Loomis Sayles Bond
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica MFS International Equity	Aggregate Compensation from Transamerica Money Market	Aggregate Compensation from Transamerica Multi- Manager Alternative Strategies Portfolio
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norm R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Multi- Manager International Portfolio	Aggregate Compensation Transamerica Neuberger Berman International	Aggregate Compensation from Transamerica Oppenheimer Developing Markets
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Oppenheimer Small- & Mid- Cap Value	Aggregate Compensation from Transamerica PIMCO Real Return TIPS	Aggregate Compensation from Transamerica PIMCO Total Return
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

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Name of Trustee	Aggregate Compensation from Transamerica Schroders International Small Cap	Aggregate Compensation from Transamerica Short- Term Bond	Aggregate Compensation from Transamerica Small/Mid Cap Value
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Third Avenue Value	Aggregate Compensation from Transamerica Thornburg International Value	Aggregate Compensation from Transamerica UBS Large Cap Value
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica Van Kampen Emerging Markets Debt	Aggregate Compensation from Transamerica Van Kampen Mid-Cap Growth	Aggregate Compensation from Transamerica Van Kampen Small Company Growth
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

Name of Trustee	Aggregate Compensation from Transamerica WMC Emerging Markets	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Trustees from Fund Asset Management Group(5)
Sandra N. Bane
Leo J. Hill
David W. Jennings
Neal M. Jewell*
Russell A. Kimball, Jr.
Eugene M. Mannella
Norman R. Nielsen
Joyce G. Norden
Patricia L. Sawyer
John W. Waechter

*	Neal M. Jewell retired from his position as a Board Member of the Trust on ____________.

(1)	Transamerica High Yield Bond was renamed Transamerica AEGON High Yield Bond on November 13, 2009.

(2)	Transamerica Diversified Equity commenced operations on November 13, 2009, and as such, there were no compensation amounts paid to the Independent Trustees as of October 31, 2009.

(3)	Transamerica UBS Dynamic Alpha was renamed Transamerica First Quadrant Global Macro on November 1, 2009.

(4)	Transamerica Legg Mason Partners All Cap was renamed Transamerica Focus on November 6, 2009.

(5)

Of this aggregate compensation, the total amounts deferred from the funds of Transamerica Funds (including earnings and dividends) and accrued for the benefit of the participating Trustees for the fiscal year ended October 31, 2009 were as follows: Sandra N. Bane, $     ; Leo J. Hill, $     ; David W. Jennings, $     ; Neal M. Jewell, $     ; Russell A. Kimball, Jr., $     ; Eugene M. Mannella, $     ; Norman R. Nielsen, $     ; Joyce G. Norden, $     ; Patricia L. Sawyer, $     ; and John W. Waechter, $     .

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As of October 31, 2009, the trustees and officers held in aggregate less than 1% of the outstanding shares of each of the series of the Trust.

SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES

The Board of Trustees of the Trust has adopted these procedures by which shareholders of the funds may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the Trust (“Secretary”), as follows:

Board of Trustees
Transamerica Funds
c/o Secretary
570 Carillon Parkway
St. Petersburg, Florida 33716

Each shareholder communication must: (i) be in writing and be signed by the shareholder; (ii) identify the underlying series of the Trust to which it relates; and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either: (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting; or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication: (i) does not reasonably relate to a series of the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust; or (ii) is ministerial in nature (such as a request for fund literature, share data or financial information). These procedures shall not apply to (i) any communication from an officer or Trustee of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee’s or agent’s capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (“Exchange Act”) or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust’s Chief Compliance Officer. The Trustees are not required to attend the Trust’s shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.

DEALER REALLOWANCES

CLASS A, CLASS B, CLASS C, AND CLASS T SHARES ONLY (NOT APPLICABLE TO CLASS I, CLASS I2, CLASS P OR CLASS R SHARES).

Transamerica Funds sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. TCI keeps the sales charge, then “reallows” a portion to the dealers through which shares were purchased. This is how dealers are compensated. From time to time, and particularly in connection with sales that are not subject to a sales charge, TCI may enter into agreements with a broker or dealer whereby the dealer reallowance is less than the amounts indicated in the following tables.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by TCI, including lodging and travel expenses, in accordance with the rules of the FINRA.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

Class A Share Dealer Reallowances
(all funds except Transamerica Flexible Income, Transamerica AEGON High Yield Bond, Transamerica Money Market and
Transamerica Short-Term Bond)

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $50 Thousand	4.75%
$50 Thousand to under $100 Thousand	4.00%
$100 Thousand to under $250 Thousand	2.75%
$250 Thousand to under $500 Thousand	2.25%
$500 Thousand to under $1 Million	1.75%
For purchases of $1 Million and above:
$1 Million to under $5 Million	1.00%*
$5 Million to under $50 Million	Plus 0.50%*
$50 Million and above	Plus 0.25%*

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Class A Share Dealer Reallowances
(Transamerica Flexible Income and Transamerica AEGON High Yield Bond)

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $50 Thousand	4.00%
$50 Thousand to under $100 Thousand	3.25%
$100 Thousand to under $250 Thousand	2.75%
$250 Thousand to under $500 Thousand	1.75%
$500 Thousand to under $1 Million	1.00%
For purchases of $1 Million and above:
$1 Million to under $5 Million	0.50%*
$5 Million and above	Plus 0.25%*

Class A Share Dealer Reallowances
(Transamerica Short-Term Bond)

Effective October 15, 2009 through December 31, 2009:

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $250 Thousand	2.00%
$250 Thousand to under $50 Million	0.50%
$5 Million and Above	Plus 0.25%*

Effective January 1, 2010:

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $500 Thousand	2.00%
$500 Thousand to under $750 Thousand	1.60%
$750 Thousand to under $1 Million	1.20%
For purchases of $1 Million and above:
$1 Million to under $5 million	0.50%
$5 Million and above	Plus 0.25%*

* No Dealer Reallowance is paid on purchases made on behalf of wrap accounts for the benefit of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or TCI, and for purchases made by a retirement plan described in Section 401(a), 401(k), 401(m), or 457 of the Internal Revenue Code.

Class B Share Dealer Reallowances

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
All purchases	4.00%*

Class C Share Dealer Reallowances

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
All purchases	1.00%**(a)

Class T Share Dealer Reallowances
(Transamerica Equity)

Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $10,000	7.00%
$10,000 to under $25,000	6.25%
$25,000 to under $50,000	5.50%
$50,000 to under $75,000	5.00%
$75,000 to under $100,000	4.25%
$100,000 to under $250,000	3.75%
$250,000 to under $500,000	2.50%
$500,000 to under $1,000,000	1.00%
$1,000,000 and over	1.00%

* From time to time, TCI may reallow to a dealer an amount less than 4% on sales of Class B shares. In such circumstances, TCI will benefit directly to the extent the reallowance percentage is reduced below 4% on any purchase of Class B shares.

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** From time to time, TCI may enter into agreements with brokers and dealers whereby the dealer allowance may be less than the amount indicated. Such agreements would also provide that the applicable shares could be subject to a contingent deferred sales charge for a period less than the otherwise applicable period.

(a) All shares designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, Class M shares were converted into Class C shares.

Please note that Class A, B and C shares of the following funds are no longer offered for sale: Transamerica Clarion Global Real Estate Securities; Transamerica Jennison Growth; Transamerica MFS International Equity; Transamerica PIMCO Real Return TIPS; and Transamerica PIMCO Total Return.

DISTRIBUTION PLANS

CLASS A, CLASS B, CLASS C, CLASS P AND CLASS R SHARES ONLY (NOT APPLICABLE TO CLASS I, CLASS I2 AND CLASS T SHARES).

As stated in the prospectus, each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a “Plan” and collectively, the “Plans”), applicable to Class A, Class B, Class C, Class P and Class R shares of the fund, as applicable. This Plan is structured as a Compensation Plan. Class I shares, Class I2 shares and Class T shares are not subject to distribution and service fees.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of TCI that payments of distribution-related expenses by the funds under the Distribution Plans would provide incentives to TCI to establish and maintain an enhanced distribution system whereby new investors will be attracted to the funds. The Trustees believe that improvements in distribution services should result in increased sales of shares in the funds. In turn, increased sales are expected to lead to an increase in a fund’s net asset levels, which would enable the funds to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the funds, for net inflows of cash from new sales may enable a fund’s investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans, for Class A shares, a fund may pay TCI annual distribution and service fees of up to 0.35% of the average daily net assets of a fund’s Class A shares. For Class B shares, a fund may pay TCI annual distribution and service fees of up to 1.00% of the average daily net assets of a fund’s Class B shares. For Class C shares, a fund may pay TCI annual distribution and service fees of up to 1.00% of the average daily net assets of a fund’s Class C shares. For Class P shares, a fund may pay TCI annual distribution and service fees of up to 0.25% of the average daily net assets of a fund’s Class P shares, except for Class P shares of Transamerica Money Market, which is subject to a distribution fee of 0.10% per year (currently waived through at least April 30, 2010). For Class R shares, a fund may pay TCI annual distribution and service fees of up to 0.50% of the average daily net assets of a fund’s Class R shares.

TCI may use the fees payable under the Plan as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C, Class P or Class R shares, or in personal service to and/or maintenance of these shareholder accounts. In the case of funds or classes of shares that are closed to new investors or investments, TCI also may use the fees payable under the Plan to make payments to brokers and other financial intermediaries for past sales and distribution efforts. For each class, these activities and expenses may include, but are not limited to:

•	Compensation to employees of TCI;

•	Compensation to and expenses of TCI and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

•

In the case of a fund or a class of shares that is closed to new investors or investments, payment for services to and for maintenance of existing shareholder accounts and compensation of broker-dealers or other intermediaries for past sales and distribution efforts;

•	The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

•	The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plan, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by TCI of the amounts expended in distributing and servicing Class A, Class B, Class C, Class P or Class R shares of the funds and the purpose for which such expenditures were made. For so long as the Plan is in effect, selection and nomination of the Trustees who are not interested persons of the fund shall be committed to the discretion of the Trustees who are not interested persons of the fund.

A Plan may be terminated as to a class of shares of a fund at any time by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. The Plan may be amended by vote of the Trustees, including a

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majority of the Independent Trustees of the fund that have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of the Plan that would materially increase the costs to a particular class of shares of a fund requires approval by the shareholders of that class. The Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the fund’s Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

DISTRIBUTION FEES

CLASS A, CLASS B, CLASS C, CLASS P AND CLASS R SHARES ONLY (NOT APPLICABLE TO CLASS I, CLASS I2 AND CLASS T SHARES, WHICH DO NOT INCUR DISTRIBUTION FEES).

Total distribution expenses incurred by TCI for the costs of promotion and distribution with respect to Class A, B, C and P* shares for the funds for the fiscal year ended October 31, 2009 were as follows:

Transamerica AEGON High Yield Bond

	Class A	Class B	Class C	Class P*
Promotion and Distribution Expenses
Compensation to dealers				N/A
Compensation to sales personnel				N/A
Printing and postage				N/A
Promotional expenses				N/A
Travel				N/A
Office and other expenses				N/A
TOTALS				N/A

Transamerica Asset Allocation – Conservative Portfolio

	Class A	Class B	Class C	Class R
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

Transamerica Asset Allocation – Growth Portfolio

	Class A	Class B	Class C	Class R
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

Transamerica Asset Allocation – Moderate Portfolio

	Class A	Class B	Class C	Class R
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

Transamerica Asset Allocation – Moderate Growth Portfolio

	Class A	Class B	Class C	Class R
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

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Transamerica Balanced

	Class A	Class B	Class C	Class P*
Promotion and Distribution Expenses
Compensation to dealers				N/A
Compensation to sales personnel				N/A
Printing and postage				N/A
Promotional expenses				N/A
Travel				N/A
Office and other expenses				N/A
TOTALS				N/A

Transamerica Diversified Equity**

	Class A	Class B	Class C	Class P*
Promotion and Distribution Expenses
Compensation to dealers	N/A	N/A	N/A	N/A
Compensation to sales personnel	N/A	N/A	N/A	N/A
Printing and postage	N/A	N/A	N/A	N/A
Promotional expenses	N/A	N/A	N/A	N/A
Travel	N/A	N/A	N/A	N/A
Office and other expenses	N/A	N/A	N/A	N/A
TOTALS	N/A	N/A	N/A	N/A

Transamerica Equity

	Class A	Class B	Class C	Class P*
Promotion and Distribution Expenses
Compensation to dealers				N/A
Compensation to sales personnel				N/A
Printing and postage				N/A
Promotional expenses				N/A
Travel				N/A
Office and other expenses				N/A
TOTALS				N/A

Transamerica Flexible Income

	Class A	Class B	Class C
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

Transamerica Focus

	Class A	Class B	Class C	Class P*
Promotion and Distribution Expenses
Compensation to dealers				N/A
Compensation to sales personnel				N/A
Printing and postage				N/A
Promotional expenses				N/A
Travel				N/A
Office and other expenses				N/A
TOTALS				N/A

Transamerica Growth Opportunities

	Class A	Class B	Class C	Class P*
Promotion and Distribution Expenses
Compensation to dealers				N/A
Compensation to sales personnel				N/A
Printing and postage				N/A
Promotional expenses				N/A
Travel				N/A
Office and other expenses				N/A
TOTALS				N/A

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Transamerica Money Market

	Class A	Class B	Class C	Class P*
Promotion and Distribution Expenses
Compensation to dealers				N/A
Compensation to sales personnel				N/A
Printing and postage				N/A
Promotional expenses				N/A
Travel				N/A
Office and other expenses				N/A
TOTALS				N/A

Transamerica Multi-Manager Alternative Strategies Portfolio

	Class A	Class B	Class C
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

Transamerica Multi-Manager International Portfolio

	Class A	Class B	Class C
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

Transamerica Short-Term Bond

	Class A	Class B	Class C
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

Transamerica Small/Mid Cap Value

	Class A	Class B	Class C
Promotion and Distribution Expenses
Compensation to dealers
Compensation to sales personnel
Printing and postage
Promotional expenses
Travel
Office and other expenses
TOTALS

          Class P shares commenced operations on November 13, 2009.

          ** Transamerica Diversified Equity commenced operations on November 13, 2009.

NET ASSET VALUE DETERMINATION

The price at which shares are purchased or redeemed is the net asset value per share (“NAV”) that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

When Share Price is Determined

The NAV of all funds is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally, New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday,

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Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Investors may purchase shares of the funds at the “offering price” of the shares, which is the net asset value per share plus any applicable initial sales charge.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV as determined at the close of the NYSE that day (plus or minus applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Purchase orders for shares of the Transamerica asset allocation funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the asset allocation funds are received and accepted. For purchases of shares of the Transamerica asset allocation funds through the NSCC, orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the asset allocation funds. For investments in separate accounts of insurance companies that invest in Class I shares of the funds, orders for Class I shares will be placed after the receipt and acceptance of the investment in the insurance company separate account.

How NAV is Determined

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the funds’ securities for the purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments are valued based on market value priced at the close of regular trading on the NYSE. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over the counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

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DIVIDENDS AND OTHER DISTRIBUTIONS

CLASS A, CLASS B, CLASS C, CLASS I, CLASS I2, CLASS P, CLASS R AND CLASS T SHARES.

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. The quarterly ex-dividend date for Transamerica Asset Allocation – Conservative Portfolio will be 3 business days following the ex-dividend date of the underlying Transamerica funds in which it invests. The December annual ex-dividend date for all other Asset Allocation funds will be 3 business days following the ex-dividend date of the underlying Transamerica funds in which they invest. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, Class C and Class R shares of a fund are anticipated to be lower than the per share income dividends on Class A, Class I, Class I2, Class P and Class T shares of that fund as a result of higher distribution and service fees applicable to Class B, Class C, and Class R shares.

SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in each fund’s prospectus.

PURCHASE OF SHARES

CLASS A, CLASS B, CLASS C, CLASS I, CLASS I2, CLASS P, CLASS R AND CLASS T SHARES.

As stated in the prospectuses, the funds currently offer investors a choice of eight classes of shares: Class A, Class B, Class C, Class I, Class I2, Class P, Class R and Class T shares. Not all Transamerica Funds offer all classes of shares. (All shares previously designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, previously existing Class M shares were converted into Class C shares. On November 30, 2009, all shares previously designated as Class I shares were re-designated Class I2 shares).

Class A, Class B or Class C shares of a fund can be purchased through TCI or through broker-dealers or other financial institutions that have sales agreements with TCI. Shares of each fund are sold at the net asset value per share as determined at the close of the regular session of business on the NYSE next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A and Class T shares.) The prospectus contains detailed information about the purchase of fund shares.

Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee based programs, pension plans, and certain endowment plans and foundations. The minimum investment for Class I shares will be $1,000,000, but will be waived for certain financial intermediaries, including fee-based programs, pension plans, and financial intermediaries that submit trades on behalf of underlying investors.

Class I2 shares are currently primarily offered for investment in certain affiliated funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the funds are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts.

Class P shares are closed to new investors, except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries, and registered investment advisers that maintain a sales agreement with the funds’ distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Class R shares are intended for purchase by participants in certain retirement plans as described in the prospectus.

Transamerica Equity includes Class T shares, which are not available for new investors.

Shareholders whose investments are transferred from one class of shares of a Transamerica fund to another class of shares of the same Transamerica fund for administrative or eligibility reasons also may qualify for a waiver or reduction of sales charges and/or redemption charges in connection with the exchange.

Information on sales charge reductions and/or waivers can also be found on the Transamerica Funds’ website at www.transamericafunds.com.

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ARRANGEMENT WITH FIDELITY MANAGEMENT TRUST COMPANY.

The funds have entered into an arrangement (“Arrangement”) with Fidelity Management Trust Company (“FMTC”) pursuant to which the minimum initial and minimum subsequent investment requirements will be waived (to the extent applicable) with respect to transactions in an account in Transamerica Equity maintained by FMTC on behalf of the Mohawk Industries 401(k) retirement plan. Net purchase and/or redemption orders forwarded on behalf of plan participants by FMTC with respect to the account pursuant to the Arrangement will not be considered to be market timing or disruptive trading for purposes of the funds’ compliance policies, and FMTC’s market timing and disruptive trading policies (and not those of the funds) will apply to transactions by plan participants. All purchase and redemption transactions must comply with FMTC’s market timing and disruptive trading policies. The Arrangement does not permit FMTC or any plan participant to engage in frequent purchase or redemption transactions; rather, it is an exemption from the funds’ market timing and disruptive trading policies solely to the extent that such policies could be deemed to apply to routine transactions in the account maintained by FMTC or to the extent FMTC’s market timing and disruptive trading policies are applied instead of the funds’ policies. Neither the funds, TAM, nor any other party to the Arrangement will receive any compensation or consideration with respect to the Arrangement.

CLASS R SHARES.

As stated in the prospectus, Class R shares are currently offered for investment only by the following funds: Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio and Transamerica Asset Allocation – Moderate Portfolio, each a series of Transamerica Funds.

Class R shares are only offered through 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

Class R shares are available only to eligible retirement plans where Class R shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

RETIREMENT PLANS

CLASS A, CLASS B, CLASS C AND CLASS P ONLY (NOT APPLICABLE TO CLASS I, CLASS I2 AND CLASS R SHARES).

Transamerica Funds offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plan documents for Individual Retirement Accounts, Code Section 403(b)(7) plans and SEP-IRA and SIMPLE IRA plans are available by calling or writing TFS Customer Service. These plans require the completion of separate applications, which are also available from TFS Customer Service. State Street Bank and Trust Company, Kansas City, Missouri (“State Street”), acts as the custodian or trustee under these plans for which it charges an annual fee of $15.00 on each such fund account with a maximum of $30.00 per tax identification number. However, if your combined retirement plan and ESA account(s)’ balance per taxpayer identification number is more than $50,000, there is no fee. To receive additional information or forms on these plans, please call your financial adviser or Transamerica Funds Customer Service at 1-888-233-4339 or write to Transamerica Fund Services, Inc. at P.O. Box 219945, Kansas City, Missouri 64121-9945. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax adviser with respect to the requirements of such plans and the tax aspects thereof. Please note: each plan type may not be available in each share class.

REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the fund’s net assets at the time of redemption. Class B shares and Class C shares and certain Class A and Class T share purchases are also subject to a contingent deferred sales charge upon certain redemptions. Class I, Class I2 and Class P shares are not subject to the contingent deferred sales charge.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. Transamerica Funds has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Net Asset Value Determination,” and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to TFS.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so

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orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The Contingent Deferred Sales Charge (“CDSC”) is waived on redemptions of Class B and Class C (and Class A and T, when applicable) in the circumstances described below.

(a) Redemption upon Total Disability or Death

A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b) Redemption Pursuant to a Fund’s Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan (“SWP”) with respect to the shareholder’s investment in a fund. Under the SWP, a dollar amount of a participating shareholder’s investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds paid in accordance with the shareholder’s instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.

The amount of a shareholder’s investment in a fund at the time election to participate in the SWP is made, with respect to the fund, is hereinafter referred to as the “Initial Account Balance.” The amount to be systematically withdrawn from a fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder’s current Account value. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer the SWP.

Please Note: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c) Certain Retirement Plan Withdrawals

CDSC is also waived for accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not apply to transfer of asset redemptions, broker directed accounts or omnibus accounts.)

(d) Investors Who Previously Held Class C2 Shares

As described in the prospectus, upon the close of business on June 15, 2004, Class C2 shares were converted into Class C shares. With regard to the Class C2 shares that converted into Class C shares (or on future investments in Class C shares made through such accounts), accountholders will not pay any CDSC otherwise payable on Class C shares. Upon the close of business on September 24, 2004, Class M shares were converted into Class C shares; for accountholders who also own Class C shares which converted from Class C2 shares, their Class C shares that converted from Class M shares will not be subject to a CDSC and will be subject to the same 12b-1 commission structure applicable to their former Class C2 shares.

(e) Purchases through Merrill Lynch, Pierce, Fenner & Smith Incorporated

Currently, investors who purchase Class C shares of a fund established prior to March 1, 2006 through Merrill Lynch, Pierce, Fenner & Smith Incorporated will not be subject to any CDSC otherwise payable with respect to redemptions of such Class C shares of the funds. Exchanges of Class C shares into a Transamerica Fund established on or after March 1, 2006 through Merrill Lynch, Pierce, Fenner & Smith Incorporated that previously were not subject to a CDSC will continue to not be subject to such fee. This CDSC waiver may be terminated at any time. New and/or subsequent purchases into Transamerica Funds established on or after March 1, 2006 will be subject to a 1.00% CDSC if shares are redeemed within 12 months of purchase.

TAXES

Each fund has qualified (or expects to qualify in its first year), and expects to continue to qualify, for treatment as a regulated investment company (a “RIC”) under the Code. In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least the sum of 90% of its investment company taxable income, computed without regard to the dividends-paid deduction, and 90% of its net exempt-interest income, if any (the “Distribution Requirement”). Each fund must also meet several other requirements. These requirements include the following: (1) a fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (2) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities (limited in respect of any one issuer of such other securities to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of the issuer); and (3) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in securities (other than securities of other RICs) of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses, or in securities of one or more qualified publicly traded partnerships.

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If a fund qualifies as a RIC and timely distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. A fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

For U.S. federal income tax purposes, a fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the fund and may not be distributed as such to shareholders. The funds may not carry forward any losses other than net capital losses.

Assuming a fund has sufficient earnings and profits, its shareholders generally are required to include distributions from the fund (whether paid in cash or reinvested in additional shares) either as ordinary income, to the extent the distributions are attributable to the fund’s investment income (except for qualified dividend income as discussed below), net short-term capital gain and certain net realized foreign exchange gains, or as capital gains, to the extent of the fund’s net capital gain (i.e., the fund’s net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a RIC or fails to meet the Distribution Requirement, the fund will be subject to U.S. federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund’s available earnings and profits.

Distributions by a fund in excess of its current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) each shareholder’s tax basis in its shares, and any distributions in excess of that basis will be treated as gain from the sale of shares, as discussed below.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income (for that calendar year) and capital gain net income (for the one-year period generally ending on October 31 of that year), increased or decreased by certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Although dividends generally will be treated as distributed when paid, any dividend declared by a fund in October, November or December, payable to shareholders of record during such a month, and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain other distributions made after the close of a taxable year of a fund may be “spilled back” and treated for certain purposes as paid by the relevant fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.

U.S. federal income tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain dividends on corporate stock. These rates do not apply to corporate taxpayers. Under current law, the rates will not apply to any taxpayers in taxable years beginning after December 31, 2010. The following are guidelines for how certain distributions by the funds to noncorporate taxpayers are generally treated for U.S. federal income tax purposes:

•

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

•	Distributions designated by a fund as “qualified dividend income,” as described below, may also be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax brackets).

•

Other distributions, including distributions of earnings from other dividends paid to the fund, interest income, other types of ordinary income and short-term capital gains, will be taxed at the ordinary income tax rate applicable to the taxpayer.

Qualified dividend income generally means dividend income received from a fund’s investments in common and preferred stock of U.S. companies and stock of certain “qualified foreign corporations,” provided that certain holding period and other requirements are met by both the fund and the shareholder receiving a distribution of the dividend income. If 95% or more of a fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, that fund may designate all distributions of such income as qualified dividend income.

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose.

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A dividend that is attributable to qualified dividend income of a fund and that is paid by the fund to a shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became “ex-dividend” with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Certain dividends received by a fund from U.S. corporations (generally, dividends received by the fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and designated by the fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to a fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.

Any fund distribution will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution that is not declared daily may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The U.S. federal income tax status of all distributions, including the portion of such distributions which may qualify for treatment as qualified dividend income, will be reported to shareholders annually.

If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the fund’s gross income not as of the date received, but as of the later of (a) the date such stock became ex-dividend with respect to such dividends or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Redemptions, sales and exchanges generally are taxable events for shareholders that are subject to tax. Redemptions, sales or exchanges of shares of Transamerica Money Market will not result in taxable gain or loss if that fund maintains a constant net asset value per share. In general, if shares of a fund other than Transamerica Money Market are redeemed, sold or exchanged, the shareholder will recognize a capital gain or loss equal to the difference between the proceeds of the redemption or sale or the value of the shares exchanged and the shareholder’s adjusted basis in the shares redeemed, sold or exchanged. This capital gain or loss may be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. For tax purposes, a loss will be disallowed on the redemption, sale or exchange of shares if the disposed of shares are replaced (including replacement by shares acquired pursuant to a dividend reinvestment plan) within a 61-day period beginning 30 days before and ending 30 days after the date of the redemption, sale or exchange of such shares. Should the replacement of such shares fall within this 61-day period, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of RICs are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

A fund that invests in a number of other RICs (an “asset allocation fund”) will not be able to offset gains distributed by any underlying fund in which it invests against losses incurred by another underlying fund in which it invests because the underlying funds cannot distribute losses. An asset allocation fund’s redemptions of shares in an underlying fund, including those resulting from changes in the allocation among underlying funds, could cause the asset allocation fund to recognize taxable gain or loss. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the asset allocation fund. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred. Short-term capital gains earned by an underlying

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fund will be treated as ordinary dividends when distributed to an asset allocation fund and therefore may not be offset by any short-term capital losses incurred by that asset allocation fund. Thus, an asset allocation fund’s short-term capital losses may offset its long-term capital gains, which might otherwise be eligible for the reduced U.S. federal income tax rates for individuals, discussed above. As a result of these factors, the use of the fund-of-funds structure by the asset allocation funds could adversely affect the amount, timing and character of distributions to their shareholders. The asset allocation funds will also not be able to pass through from underlying funds any potential benefit from the foreign tax credit or the tax-exempt status of income derived from certain state or municipal obligations.

The funds may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to their investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of a fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations, the fund may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund for that taxable year. If the fund so elects, shareholders would be required to include such taxes in their gross incomes (in addition to the dividends and distributions they actually receive), would treat such taxes as foreign taxes paid by them, and as described below may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.

Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. If a fund qualifies to make, and makes, the election described above, shareholders may deduct their pro rata portion of qualified foreign taxes paid by the fund for that taxable year in computing their income subject to U.S. federal income taxation or, alternatively, claim them as credits, subject to applicable limitations under the Code, against their U.S. federal income taxes. Shareholders who do not itemize deductions for U.S. federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund, although such shareholders will be required to include their shares of such taxes in gross income if the fund makes the election described above. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If a fund makes this election and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains the fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the fund that is deemed, under the Code, to be U.S.-source income in the hands of the fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If a fund does make the election, it will provide required tax information to shareholders. The funds generally may deduct any foreign taxes that are not passed through to their shareholders in computing their income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Passive Foreign Investment Companies – Certain funds may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is derived from passive investments; or (2) at least 50% of its assets (generally computed based on average fair market value) held during the taxable year produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on gain from the disposition of PFIC shares and on certain distributions from a PFIC (collectively, “excess distributions”), plus interest thereon, even if the fund distributes the excess distributions as a taxable dividend to its shareholders. If a fund invests in a PFIC and elects in the first year in which it holds such investment (or if it elects subsequently and makes certain other elections) to treat the PFIC as a “qualified electing fund,” then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. In order to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.

A fund may, in the alternative, elect to mark to market its PFIC stock at the end of each taxable year, with the result that unrealized gains are treated as though they were realized as of such date. Any such gains will be ordinary income rather than capital gain. In order for a fund making this election to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund. If the mark-to-market election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could still incur nondeductible interest charges if it makes the mark-to-market election in a year after the first taxable year in which it acquired the PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements — Certain options, futures contracts, and forward contracts in which a fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In order to distribute any such gains,

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satisfy the distribution requirements applicable to RICs and avoid taxation, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.

Generally, the hedging transactions undertaken by a fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund, which is taxed as ordinary income when distributed to shareholders.

A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The funds intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not accept such treatment. If it did not, the status of a fund as a RIC might be affected.

The requirements applicable to a fund’s qualification as a RIC may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to qualified dividend income to instead be taxed at the rate of tax applicable to ordinary income.

Original Issue Discount — If a fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including any such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund may have to dispose of its portfolio securities to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a fund.

Constructive Sales — The constructive sale rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund will be treated as if it had sold and immediately repurchased the property and will be taxed on any gain (but not loss) from the constructive sale. The character of any gain from a constructive sale will depend upon the fund’s holding period in the property. Any loss from a constructive sale will be recognized when the property is subsequently disposed of, and the character of such loss will depend on the fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Currency Transactions — Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or expenses denominated in a foreign currency (or determined by reference to the value of one or more foreign currencies) and the time that a fund actually receives or makes payment of such income or expenses, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition generally are also treated as ordinary gain or loss. Some of the funds have elected, or may elect, to treat this foreign currency income as capital gain or capital loss.

Backup Withholding – Each fund is required to withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares (except for proceeds of redemptions of shares in Transamerica Money Market), paid to shareholders who have not complied with certain IRS regulations. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify that the Social Security Number or other Taxpayer Identification Number they provide is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Taxation of Non-U.S. Shareholders. Dividends from net investment income that are paid to a shareholder who, as to the United States, is a nonresident alien individual, a foreign corporation or a foreign estate or foreign trust (each, a “foreign shareholder”) may be subject to a withholding tax at a rate of 30% or any lower applicable tax rate established in a treaty between the United States and the shareholder’s country of residence. For fund taxable years beginning before January 1, 2010, dividends that are derived from “qualified net interest income” and dividends that are derived from “qualified short-term gain” may be exempt from the 30% withholding tax, provided that the distributing fund chooses to follow certain procedures. A fund may choose to not follow such procedures and there

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can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Qualified net interest income is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. Qualified short-term gain generally means the excess of the net short-term capital gain of the fund for the taxable year over its net long-term capital loss, if any. The withholding rules described in this paragraph do not apply to a dividend paid to a foreign shareholder if the dividend income is “effectively connected with the shareholder’s conduct of a trade or business within the United States” and the shareholder provides appropriate tax forms and documentation. Backup withholding (described above) will not be imposed on foreign shareholders who are subject to the 30% withholding tax.

The treatment of dividends and other distributions by a fund to shareholders under the various state income tax laws may not parallel that under U.S. federal income tax law. Qualification as a RIC does not involve supervision of a fund’s management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including any federal, state, local or foreign tax liabilities.

PRINCIPAL SHAREHOLDERS

As of February __, 2010, the Trustees and officers as a group owned less than 1% of any class of each fund’s outstanding shares. To the knowledge of the management, as of that date, no shareholders owned beneficially or of record 5% or more of the outstanding shares of a class of a fund, except as follows:

Name and Address	Fund Name	Class	Pct

MISCELLANEOUS

ORGANIZATION

Each fund is a series of Transamerica Funds, a Delaware statutory trust that currently is governed by an Amended and Restated Declaration of Trust (“Declaration of Trust”) dated November 1, 2007. The Trust, which was organized in 2005, is the successor to a Massachusetts business trust named Transamerica IDEX Mutual Funds. Prior to 2004, that Massachusetts business trust was known as IDEX Mutual Funds, and prior to 1999, as IDEX Series Fund. On January 8, 2008, the Board of Trustees of the Trust, unanimously approved the name change of Transamerica IDEX Mutual Funds to Transamerica Funds, effective March 1, 2008.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica Funds to issue an unlimited number of shares of beneficial interest. Shares of Transamerica Funds are fully paid and nonassessable when issued. Shares of Transamerica Funds have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica Funds are fully transferable but Transamerica Funds is not bound to recognize any transfer until it is recorded on the books.

The shares of beneficial interest of each fund are divided into eight classes: Class A, Class B, Class C, Class I, Class P, Class I2, Class R and Class T. Not all Transamerica Funds offer all classes of shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; the classes are subject to differing sales charges as described in the prospectus; Class A, Class B, Class C, Class P and Class R shares are subject to ongoing distribution and service fees and Class T, Class P, Class I and Class I2 shares have no annual distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege.

Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.

Class P shares are closed to new investors, except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries, and registered investment advisers that maintain a sales agreement with the funds’ distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

All shares designated as Class C shares prior to March 1, 2004 were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004 were renamed as Class C shares with different fees and expenses than the previous Class L shares. All shares previously designated as Class C2 shares on March 1, 2004 were converted to Class C shares on June 15, 2004. On September 24, 2004, Class M shares were converted into Class C shares. On November 30, 2009, all shares previously designated as Class I shares were redesignated as Class I2 shares.

Transamerica Funds does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

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The Declaration of Trust provides that each of the Trustees will continue in office until the termination of Transamerica Funds or until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his successor, if any, is elected, qualified and serving as a Trustee hereunder. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, and on any other matters on which a shareholder vote is required by the 1940 Act or at the request of the Trustees.

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers, LLP, located at 4221 West Boy Scout Blvd., Suite 100, Tampa, FL 33607-5745, serves as independent registered certified public accounting firm for Transamerica Funds.

CODES OF ETHICS

Transamerica Funds, TAM, each sub-adviser and TCI each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica Funds, TAM, a sub-adviser and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica Funds’ Proxy Voting Policies and Procedures below, Transamerica Funds uses the proxy voting policies and procedures of the sub-advisers to determine how to vote proxies relating to securities held by Transamerica Funds. The proxy voting policies and procedures of TAM and each sub-adviser are attached or summarized in Appendix A.

Transamerica Funds files Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The form is available without charge: (1) from Transamerica Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

I. Statement of Principle

The funds seek to assure that proxies received by the funds are voted in the best interests of the funds’ stockholders and have accordingly adopted these procedures.

II. Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Each fund delegates the authority to vote proxies related to portfolio securities to TAM (the “Adviser”), as investment adviser to each fund, which in turn delegates proxy voting authority for most portfolios of the fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees (“Board”) of each fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the fund. These policies and procedures are herein.

III. Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the funds and Adviser. Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the funds or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to the legal department for inclusion in applicable SEC filings.

IV. Securities on Loan

The Board of the funds have authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the fund wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Last Revised: November 13, 2009

FINANCIAL STATEMENTS [UPDATE]

Financial statements and financial highlights for each fund, except Transamerica Diversified Equity and Transamerica Focus, are incorporated herein by reference from the Transamerica Funds Annual Report for the fiscal year ended October 31, 2009, and Semi-Annual Report for the fiscal period ended April 30, 2009. The Annual and Semi-Annual Reports were filed with the SEC on December

87

___, 2009 (Accession No. _______________) and June 26, 2009 (Accession No. 0001104659-09-040361), respectively, and are available without charge upon request by calling Customer Service at (888) 233-4339.

Transamerica Diversified Equity and Transamerica Focus acquired the assets and assumed the liabilities of Transamerica Premier Diversified Equity Fund and Transamerica Premier Focus Fund (the “predecessor funds”), respectively, on November 13, 2009 in exchange for shares of the funds. As a result of the reorganizations, each of Transamerica Diversified Equity and Transamerica Focus is the accounting successor of the corresponding predecessor fund. As accounting successor, the operating history of the predecessor fund will be used for financial reporting purposes. The predecessor funds’ financial statements and financial highlights for the fiscal year ended December 31, 2008, filed with the SEC on March 9, 2009 (Accession No. 0001104659-09-015539), have been audited by Ernst & Young LLP, independent registered certified public accounting firm, and are incorporated herein by reference from the predecessor funds’ Annual Report. The predecessor funds’ Semi-Annual Report was filed with the SEC on August 28, 2009 (Accession No. 0001104659-09-052356), and is also incorporated herein by reference. The predecessor funds’ Annual and Semi-Annual Reports are available without charge upon request by calling Customer Service at (888) 233-4339.

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APPENDIX A

AEGON USA Investment Management, LLC

SECURITIES VOTING POLICY

1. Introduction

          Normally, clients for which AEGON USA Investment Management, LLC (“AUIM”) has sufficient discretionary investment authority expect AUIM to vote client securities in accordance with AUIM’s Securities Voting Policy (the “Policy”). As a result, AUIM will vote on behalf of all client accounts for which it has requisite discretionary authority except for situations in which any client notifies AUIM in writing that it has retained, and intends to exercise, the authority to vote their own securities. Clients may also ask AUIM to vote their securities in accordance with specific guidelines furnished by the client.

          AUIM manages client portfolios of debt securities and neither holds itself out, nor functions to a significant extent, as a manager of equity securities for any client. As a result, the issues with respect to which AUIM votes client securities generally involve amendments to loan documentation, borrower compliance with financial covenants, registration rights, prepayments, and insolvency and other distressed credit situations, rather than issues more commonly voted upon by holders or managers of equity securities, e.g., board of director matters, general matters of corporate governance, choice of auditors and corporate social and environmental positions. Occasionally, however, AUIM clients receive equity securities resulting from the restructure of debt security investments or other special situations.

2. Statement of Policy

          It is the policy of AUIM to vote client securities in the best interest of its clients at all times. In general, votes will be determined on a case-by-case basis, after taking into consideration all factors relevant to the issues presented.

          Because the issues on which AUIM votes client debt securities are unique to each particular borrower and relevant fact situation, and do not lend themselves to broad characterization as do many issues associated with the voting of equity security proxies, AUIM does not maintain voting policy guidelines regarding categories of issues that may come before debt security holders from time to time. AUIM, however, has adopted such guidelines for use in situations in which AUIM votes client equity securities. These guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots or other voting opportunities. The guidelines are attached to this Policy as Appendix A. To the extent relevant and appropriate, AUIM will consider these guidelines when voting client debt securities.

          The Chief Compliance Officer of AUIM is responsible for monitoring compliance with this Policy. At the discretion of the Chief Compliance Officer, issues related to this Policy may be raised to the level of the Management Review Committee for their consideration. The “Management Review Committee” shall mean a committee of at least three senior managers designated from time to time by the President of AUIM.

3. Use of Independent Third Party

          Because of the expertise of its staff with the issues upon which it votes client debt securities generally, AUIM will not maintain the services of a qualified independent third party (an “Independent Third Party”) to provide guidance on such matters. Nevertheless, in appropriate situations AUIM will consider retaining the services of an Independent Third Party (either directly or via similar engagements made by affiliates) to assist with voting issues associated with client equity securities. In any such case, AUIM will consider the research provided by the Independent Third Party when making voting decisions; however, the final determination on voting rests with AUIM.

4. Conflicts of Interest Between AUIM and Clients

          AUIM recognizes the potential for material conflicts that may arise between its own interests and those of its clients. To address these concerns, AUIM will take one of the following steps to avoid any impropriety or the appearance of impropriety in any situation involving a conflict of interest:

a.	Vote in accordance with the recommendation of the Independent Third Party;

b.	Obtain the guidance of the client(s) whose account(s) are involved in the conflict;

c.	Obtain the review of the General Counsel of AUIM, or

d.	Vote in strict accordance with the Guidelines.

5. Provision of the Policy to Clients

          AUIM will make available to all clients a copy of its Policy. A copy of the Policy will be mailed, either electronically or through the postal service, to any client at any time upon request.

          At a client’s request, AUIM will make available information with respect to how AUIM voted that particular client’s securities.

Effective: October 5, 2004

AEGON USA INVESTMENT MANAGEMENT, LLC
SECURITIES VOTING POLICY
APPENDIX A
SECURITIES VOTING POLICY GUIDELINES

The following is a concise summary of AUIM’s securities voting policy guidelines.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

▪	An auditor has a financial interest in or association with the company, and is therefore not independent,

▪	Fees for non-audit services are excessive, or

▪	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

                            Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by AUIM’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

▪	It is intended for financing purposes with minimal or no dilution to current shareholders

▪	It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. AUIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST proposals by management seeking approval to reprice options.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

▪	Purchase price is at least 85 percent of fair market value

▪	Offering period is 27 months or less, and

▪	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

AllianceBernstein L.P.

Statement of Policies and Procedures for Proxy Voting

1. Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s growth and value investment groups investing on behalf of clients in both US and non-US securities.

2. Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

2.2. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

2.3. Appointment of Auditors

AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company’s auditors.

2.4. Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.

2.5. Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7. Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.

2.9. Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3. Proxy Voting Procedures

3.1. Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2. Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

3.3 Proxies of Certain Non-US Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4. Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5. Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

BlackRock Investment Management, LLC

Proxy Voting Policies and Procedures

For BlackRock Advisors, LLC and Its Affiliated SEC Registered Investment Advisers
Effective June, 2008
Table of Contents

These Proxy Voting Policies and Procedures (the “Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers1 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.2 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,3 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).4 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.6 The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I. SCOPE OF COMMITTEE RESPONSIBILITIES

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.7

[1] The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

2 In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

[3] Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

4 DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

[5] Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

[6] Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

[7] The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).8

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II. SPECIAL CIRCUMSTANCES

A. Routine Consents

BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

B. Securities on Loan

Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also

[8] The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

[9] The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

C. Voting Proxies for Non-US Companies

While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

D. Securities Sold After Record Date

With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

E. Conflicts of Interest

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).10 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:

1. The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

2. if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

III. VOTING GUIDELINES

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A. Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

[10] Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

#	VOTE and DESCRIPTION

A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

▪

have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

▪ voted to implement or renew a “dead-hand” poison pill

▪ ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

▪ failed to act on takeover offers where the majority of the shareholders have tendered their shares

▪ are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

▪ on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

▪ sit on more than six boards of public companies

A.2

FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

A.23

FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure

A.24

FOR precatory and binding resolutions requesting that the board change the company’s by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats

A.25	AGAINST shareholder proposals requiring two candidates per board seat

A.26	AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care

A.27

AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness

A.28

AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”), but that previously the company was not required to indemnify

A.29	FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

▪ If the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company; and

▪ If only the director’s legal expenses would be covered

A.30	AGAINST proposals that provide that directors may be removed only for cause

A.31	FOR proposals to restore shareholders’ ability to remove directors with or without cause

A.32	AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies

A.33

FOR proposals that permit shareholders to elect directors to fill board vacancies, provided that it is understood that investment company directors may fill Board vacancies as permitted by the Investment Company Act of 1940, as amended

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for

▪ auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

▪ auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

▪ on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee’s general policy is to vote:

C.1

IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

C.13

FOR shareholder proposals – based on a case-by-case analysis – that request the Board to establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives

C.14

AGAINST executive compensation plans in which there is a no connection between the CEO’s pay and company performance (e.g., the plan calls for an increase in pay and when there has been a decrease in company performance

C.15	WITHHOLD votes from the Compensation Committee members when company compensation plan has no connection between executive pay and company performance

C.16

FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table

C.17	FOR shareholder proposals seeking disclosure regarding the company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid

C.18	AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation

C.19

FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts

C.20

FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans

C.21

FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the SERP’s definition of covered compensation used to establish such benefits

C.22	AGAINST the equity plan if any of the following factors apply:

▪ The total cost of the company’s equity plans is unreasonable;

▪ The plan expressly permits the repricing of stock options without prior shareholder approval;

▪ There is a disconnect between CEO pay and the company’s performance; and/or

▪ The plan is a vehicle for poor compensation practices

C.23	FOR equity plans for non-employee director on a case-by-case basis based on the structure of the plan

C.24	AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so

C.25	FOR shareholder proposals to put option repricings to a shareholder vote

D. Capital Structure

          These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date)

D.7	AGAINST proposals to create a new class of common stock with superior voting rights

D.8	AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights

D.9	FOR proposals to create a new class of nonvoting or sub-voting common stock if:

▪ It is intended for financing purposes with minimal or no dilution to current shareholders; and

▪ It is not designed to preserve the voting power of an insider or significant shareholder

D.10	AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock)

D.11	FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

D.12	FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced

D.13	FOR management proposals to implement a reverse stock split to avoid delisting

D.14	FOR management proposals to increase the common share authorization for a stock split or share dividend

D.15	FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms

E. Corporate Charter and By-Laws

          These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of the client.

The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

E.5	AGAINST proposals to require a supermajority shareholder vote

E.6	FOR proposals to lower supermajority vote requirements

E.7	AGAINST proposals giving the board exclusive authority to amend the bylaws

E.8	FOR proposals giving the board the ability to amend the bylaws in addition to shareholders

E.9	CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:

- The reasons for reincorporating

- A comparison of the governance provisions

- Comparative economic benefits, and

- A comparison of the jurisdiction laws

E.10	FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes

E.11	FOR proposals to restore, or provide shareholders with rights of appraisal

F. Corporate Meetings

          These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

F.12	AGAINST proposals that are substantially duplicative (i.e., shareholder proposals that are unnecessary because a management proposal serves the same purpose)

G. Investment Companies

          These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

▪

have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

▪ ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

▪ are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

▪ on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

G.6	AGAINST removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

H. Environmental and Social Issues

          These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2

AGAINST proposals seeking to have companies provide non-required analyses, information statements or reports in the following areas unless there are compelling investment reasons to request such reports:

	-	environmental liabilities;

	-	bank lending policies;

	-	corporate political contributions or activities;

	-	alcohol and tobacco advertising and efforts to discourage use of such products by minors or other groups;

	-	costs and risk of doing business in any individual country or the standards of operations in such country;

	-	involvement in nuclear defense systems or other military products;

	-	animal welfare standards;

	-	pricing policies;

	-	the use of certain commodities, genetically modified materials or chemicals;

	-	sustainability and other perceived political, environmental or social issues that do not directly relate to the economic operations of the company;

	-	charitable contributions made by the company

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

H.5	FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

-

The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

	-	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

	-	There are no significant fines, penalties, or litigation associated with the company’s environmental performance

H.6

AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions

H.7	FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

	-	The company does not maintain operations in Kyoto signatory markets;

	-	The company already evaluates and substantially discloses such information;

	-	Greenhouse gas emissions do not significantly impact the company’s core businesses; or

	-	The company is not required to comply with the Kyoto Protocol Standards

H.8

AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use

H.9

AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders

H.10

AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage

H.11

AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company

H.12

AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders

H.13

AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies

H.14	AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administrative burden on the company

H.15	FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company

H.16	AGAINST proposals to exclude references to sexual orientation, interests, or activities from a company’s EEO statement

H.17	AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company

H.18	AGAINST proposals to take specific actions or adopt policies that require the company to support legislation to:

	-	label or identify products in a certain manner;

	-	study or evaluate the use of certain company products;

	-	increase animal welfare standards to above those required by law;

or

	-	engage in political, environmental or social activities that do not directly relate to the economic operations of the company

H.19	CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance, considering:

	-	The feasibility of financially quantifying environmental risk factors;

	-	The company’s compliance with applicable legislation and/or regulations regarding environmental performance;

	-	The costs associated with implementing improved standards;

	-	The potential costs associated with remediation resulting from poor environmental performance; and

	-	The current level of disclosure on environmental policies and Initiatives

H.20	FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public

H.21	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

	-	Risks associated with certain international markets;

	-	The utility of such a report to shareholders; and

	-	The existence of a publicly available code of corporate conduct that applies to international operations

H.22	CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

	-	The nature and amount of company business in that country;

	-	The company’s workplace code of conduct;

	-	Proprietary and confidential information involved;

	-	Company compliance with U.S. regulations on investing in the country; and/or

	-	Level of peer company involvement in the country

H.23

CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

	-	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

	-	Agreements with foreign suppliers to meet certain workplace standards;

	-	Whether company and vendor facilities are monitored and how;

	-	Company participation in fair labor organizations;

	-	Type of business;

	-	Proportion of business conducted overseas;

	-	Countries of operation with known human rights abuses;

	-	Whether the company has been recently involved in significant labor and human rights controversies or violations;

	-	Peer company standards and practices; and

	-	Union presence in company’s international factories

IV. NOTICE TO CLIENTS

     BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.11 BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

     BlackRock encourages clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

     These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

Federated Equity Management Company of Pennsylvania

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company’s audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board’s selection of auditors (unless compensation for non-audit services exceeded

[11] Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired [ISS] [Institutional Shareholder Services (ISS)] to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions. The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser’s general policy. ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines. However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the fund’s proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders’ meeting called by such investment company, unless otherwise directed by the Board.

First Quadrant, L.P.

Overview
Proxy Voting Policies and Procedures

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ portfolios. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser’s own interest above those of its clients. First Quadrant defines the best interest of a client to mean the best economic interest of the holders of the same or similar securities of the issuer held in the client’s account.

These written policies and procedures are designed to reasonably ensure that First Quadrant, L.P. (“First Quadrant”) votes proxies in the best interest of clients for whom First Quadrant has voting authority and describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting. First Quadrant utilizes the services of an independent outside proxy service, Glass Lewis & Co (“Glass Lewis”), to act as agent1 for the proxy process, to maintain records on proxy voting for our clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues. In addition, First Quadrant has adopted as its own policies those of Glass Lewis’ proxy voting guidelines.

First Quadrant maintains a Proxy Committee (the “Committee”), made up of senior members of management, which is responsible for deciding what is in the best interests of each client when deciding how proxies are voted. The Committee meets at least annually to review, approve, and adopt as First Quadrant’s own policies, Glass Lewis proxy voting guidelines. Any changes to the Glass Lewis voting guidelines must be reviewed, approved, and adopted by the Committee at the time the changes occur.

A copy of First Quadrant’s proxy voting policies is available upon request to the individual noted below under How to Obtain Voting Information. Because circumstances differ between clients, some clients contractually reserve the right to vote their own proxies or contractually may direct First Quadrant to vote certain of their proxies in a specific manner, in which case the Committee will assume the responsibility for voting the proxies in accordance with the client’s desires.

First Quadrant’s portfolio management group also monitors corporate actions, ensuring notifications from custodians and/or information from Bloomberg or other electronic surveillance systems is recorded in our portfolio management and accounting systems.

Voting Client Proxies

When a new portfolio is opened and First Quadrant has ascertained either through language found within the investment management agreement or through written correspondence with the client that First Quadrant is responsible for voting proxies, a letter is sent to the custodian informing them that Glass Lewis will act as First Quadrant’s proxy voting agent and advising them to forward all proxy material pertaining to the portfolio to Glass Lewis for execution. Additionally, on a quarterly basis, First Quadrant provides Glass Lewis with a list of the portfolios for which First Quadrant holds voting authority.

Glass Lewis, as proxy voting agent for First Quadrant, is responsible for analyzing and voting each proxy in a timely manner, maintaining records of proxy statements received and votes cast, and providing reports to First Quadrant, upon request, concerning how proxies were voted for a client. First Quadrant’s Client Service Dept. is responsible for: setting up new portfolios; determining which portfolios First Quadrant has proxy voting responsibilities; ensuring the custodians and Glass Lewis are appropriately notified; receiving and forwarding to the Committee, and ultimately Glass Lewis, any direction received from a client to vote a proxy in a specific manner; and maintaining client documentation and any communications received by First Quadrant related to proxy voting, including records of all communications received from clients requesting information on how their proxies were voted and First Quadrant’s responses.

With respect to securities out on loan, please refer to Addendum A for specific policies and procedures regarding the voting of proxies.

Oversight of GLASS LEWIS

As First Quadrant retains ultimate responsibility for proxies voted by Glass Lewis, First Quadrant will monitor Glass Lewis proxy voting to ensure it is completed in accordance with the proxy voting guidelines adopted by First Quadrant. This monitoring may be accomplished through discussions with Glass Lewis, reviews, or a combination of these approaches.

Conflicts of Interest

The adoption of the Glass Lewis proxy voting policies provides pre-determined policies for voting proxies and thereby removes conflict of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that First Quadrant may have to interpret what is in the best interest of any client or how to vote proxies in cases where First Quadrant has a material conflict of interest or the appearance of a material conflict of interest. Although, no situation under normal circumstances is expected where First Quadrant will retain discretion from Glass Lewis, the Committee will monitor any situation where First Quadrant has any discretion to interpret or vote and will confirm delegation to Glass Lewis if First Quadrant has a material conflict of interest.

How to Obtain Voting Information

To obtain information on how your securities were voted, please contact Sharon Nakayoshi at 626-795-8220 or webmaster@firstquadrant.com. Please specify the portfolio and period of time you would like proxy voting information.

[1]	See Voting Client Proxies section for an explanation of this role.

ADDENDUM A
Securities on Loan

Investment advisers are required by the SEC to recall outstanding securities on loan in order to vote on material events, i.e. mergers and acquisitions which are contentious and controversial in nature. Since clients negotiate the terms of their securities lending program, which affords them the insight into the value of recalling outstanding shares of securities on loan, First Quadrant places the burden of the decision of recalling shares on the client and will treat all correspondences from clients affirming their desire to recall shares on loan as requests to First Quadrant’s Client Services Department.

In handling such matters, First Quadrant’s Portfolio Engineering Department will, as part of its research function, monitor for and identify occurrences of mergers and acquisitions which are controversial or contentious in nature. Once the occurrence of such mergers and acquisitions have been identified, Client Services will ascertain the appropriate time frame to recall the security, which will then be noted in a letter forwarded to all clients addressing, in particular, clients who have securities out on loan. The letter will request clients whose securities are out on loan to determine whether or not it is of an economic value to them to recall the shares out on loan for purposes of voting the proxy. If a client expresses his/her desire to recall securities out on loan, the client will be asked to provide a contact from their securities lending program to which First Quadrant can direct all recall requests, which will also allow the client to coordinate the recall with the custodial bank directly. Glass Lewis will also be contacted to coordinate any necessary aspects of the recall on its end. Once shares have been recalled, Glass Lewis will vote on the proxy according to the guidelines adopted by First Quadrant.

ING Clarion Real Estate Securities, L.P.

PROXY VOTING POLICIES AND PROCEDURES

As of January 31, 2008

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When ING Clarion Real Estate Securities (“ING CRES”) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

ING CRES has engaged Risk Metrics Group (“RMG”) to provide services with respect to proxy voting, including the tracking of proxies received for clients, providing notice to ING CRES concerning dates votes are due, the actual casting of ballots and recordkeeping. It is important to recognize that the ability for RMG and ING CRES to process proxy voting decisions in a timely manner is contingent in large part on the custodian banks holding securities for ING CRES clients. On a daily basis, ING CRES provides RMG with a list of securities held in each account over which ING CRES has voting authority. In addition, ING CRES provides RMG with its proxy voting guidelines.

Voting decisions remain within the discretion of ING CRES. On a daily basis, ING CRES reviews an online system maintained by RMG in order to monitor for upcoming votes. When a pending vote is identified, the appropriate analyst reviews the ballots, along with supplemental information about the vote provided by RMG and – if available – other research providers employed by ING CRES. The analyst makes the voting decision. If the analyst votes in contravention of the ING CRES proxy voting guidelines, the analyst’s decision must be approved by a senior member of the investment team based on completion of the applicable form containing an explanation documented by the analyst outlining the voting rationale. The Chief Compliance Officer must ensure that the appropriate approval has been received and evidence such review by signature.

Except as otherwise noted, operation of the proxy voting process is coordinated by trade settlement operations. Compliance is responsible for oversight of and testing of the process. As noted above, RMG provides recordkeeping services, including retaining a copy of each proxy statement received and each vote cast. This information is available to ING CRES upon request.

For the accounts over which ING CRES maintains proxy voting authority, ING CRES will vote proxies in accordance with its proxy voting guidelines. ING CRES may, in certain circumstances, voluntarily adhere to guidelines established by its clients if doing so can be accomplished within the proxy voting process through RMG as described above. Otherwise, ING CRES will not accept proxy voting authority to the extent clients wish to impose voting guidelines different from those of ING CRES. As the responsibility for proxy voting is defined at the outset of the client relationship (and documented in the Investment Management Agreement), ING CRES does not anticipate any confusion on the part of its clients in this respect.

ING CRES will identify any conflicts that exist between the interests of ING CRES and its clients. This examination will include a review of the relationship of ING CRES with the companies comprising the firm’s investable universe to determine if the issuer is a client of ING CRES or has some other relationship with the firm. If a material conflict exists, Clarion will determine whether voting in accordance with its voting guidelines is in the best interests of its clients (or particular affected clients). ING CRES will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA Clients”), will give the clients the opportunity to vote their proxies themselves. In the case of ERISA Clients, if the Investment Management Agreement reserves to the ERISA Client the authority to vote proxies when ING

CRES determines it has a material conflict that affects its best judgment as an ERISA fiduciary, ING CRES will give the ERISA Client the opportunity to vote the proxies themselves.

ING CRES will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept on site. These files will include (1) copies of the proxy voting policies and procedures and any amendments thereto, (2) a copy of any document Clarion created that was material to making a decision how to vote proxies or that memorializes that decision, and (3) a copy of each written client request for information on how Clarion voted such client’s proxies and a copy of any written response to any (written or oral) client request for information on how ING CRES voted its proxies.

Clients may contact the Chief Compliance Officer, William Zitelli, via e-mail at william.zitelli@ingclarion.com, or telephone (610) 995-8935, to obtain a copy of these policies and procedures (and, if desired, the firm’s proxy voting guidelines) or to request information on the voting of such client’s proxies. A written response will list, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon, and (3) how ING CRES voted the client’s proxy.

Jennison Associates LLC

Proxy Voting Policy Summary

Jennison Associates LLC (“Jennison”) actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of Jennison’s proxy voting policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, be made available to clients.

In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

Any proxy vote that may represent a potential material conflict of interest is reviewed by Jennison’s Compliance Department.

J. P. Morgan Investment Management Inc.

As an investment adviser, JPMorgan may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMorgan and its affiliated advisers have adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues.

JPMorgan is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. As a general rule, in routine proxies of a particular security, the guidelines of the region in which the issuer of such security is organized will be applied.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines, matters that require a case-by-case determination or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, JPMorgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by JPMorgan. The procedures permit an independent voting service; currently Institutional Shareholder Services, Inc. in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

A copy of the JPMorgan proxy voting procedures and guidelines are available upon request by contacting your client service representative.

Loomis, Sayles & Company, L.P.

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles’ Procedures and the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy

Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee, include, (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Mellon Capital Management Corporation

The Bank of New York Mellon Corporation - PROXY VOTING POLICY (Approved 10/12/07)

1. Scope of Policy - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2. Fiduciary Duty - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser’s duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3. Long-Term Perspective - We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4. Limited Role of Shareholders - We believe that a shareholder’s role in the governance of a publicly held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5. Anti-takeover Proposals - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6. “Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7. Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account’s beneficial owners.

8. Material Conflicts of Interest - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9. Securities Lending - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10. Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11. Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

MFS Investment Management

PROXY VOTING POLICIES AND PROCEDURES
MASSACHUSETTS FINANCIAL SERVICES COMPANY

January 1, 2009

          Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS’ other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C.	Monitoring System;

D.	Records Retention; and

E.	Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

          MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares, and institutional relationships.

          In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that – guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise would be dictated by these guidelines.

          As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

          From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

          These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

2. MFS’ Policy on Specific Issues

          Election of Directors

          MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested elections, we will not support a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the nominating committee) or audit committees would include members who are not “independent.”

          MFS will also not support a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will not support all nominees standing for re-election to a board if we can determine: (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. Responsive action would include the rescission of the “poison pill”(without a broad reservation to reinstate the “poison pill” in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the “poison pill” would be put to a binding shareholder vote within the next five to seven years.

          MFS will also not support a nominee (other than a nominee who serves as the issuer’s Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be “excessive” due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted “excessive” executive compensation, MFS may also not support the re-election of the issuer’s Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, or excessive perks.

          MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.

          Majority Voting and Director Elections

          MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”). MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company’s election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company’s election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:

•

Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;

•	Guidelines should include a reasonable timetable for resolution of the nominee’s status and a requirement that the resolution be disclosed together with the reasons for the resolution;

•	Vest management of the process in the company’s independent directors, other than the nominee in question; and

•	Outline the range of remedies that the independent directors may consider concerning the nominee.

          Classified Boards

          MFS opposes proposals to classify a board (e.g. a board in which only one-third of board members is elected each year). MFS supports proposals to declassify a board.

          Non-Salary Compensation Programs

          MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

          MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e. evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

          MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.

          Expensing of Stock Options

          MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company’s financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company’s income statements.

          Executive Compensation

          MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer’s compensation committee members is the appropriate mechanism to express our view on a company’s compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company’s performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.

          MFS will generally support management proposals on its executive compensation practices during the issuer’s prior fiscal year. However, if MFS identifies excessive executive compensation practices during the issuer’s prior fiscal year, then MFS will vote against such proposals.

          MFS generally votes with management on shareholder proposals to include an annual advisory shareholder vote on the company’s executive compensation practices in the issuer’s proxy statement (“Say on Pay”). However, if MFS identifies excessive executive compensation practices at the issuer during the prior fiscal year, then MFS will support such Say on Pay shareholder proposals at those issuers. MFS also supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.

          Employee Stock Purchase Plans

          MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

          “Golden Parachutes”

          From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

          Anti-Takeover Measures

          In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

          MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

          Reincorporation and Reorganization Proposals

          When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

          Issuance of Stock

          There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Non-Salary Compensation Programs,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive and not warranted.

          Repurchase Programs

          MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

          Confidential Voting

          MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

          Cumulative Voting

          MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company’s nominating committee, which, in our view, should be comprised solely of “independent” directors.

          Written Consent and Special Meetings

          Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder’s right to call a special meeting of company shareholders pursuant to relevant state law.

          Independent Auditors

          MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

          Other Environmental, Social and Governance Issues

          There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can clearly determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to permit shareholders access to the company’s proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.

          The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

          Foreign Issuers

          Many of the items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs.

          MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. MFS will also not support a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled “Voting Guidelines-MFS’ Policy on Specific Issues-Election of Directors.”

          MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

          In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

          In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

          The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.

Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

          The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

a.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

b.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

c.

If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

d.

If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

e.

For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

          The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

          From time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.

3. Gathering Proxies

          Most U.S. proxies received by MFS and its clients originate at Automatic Data Processing Corp. (“ADP”) although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and other service providers, on behalf of issuers, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer’s explanation of the items to be voted upon.

          MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, RiskMetrics Group, Inc., Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS’ Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

4. Analyzing Proxies

          Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS also receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

          As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.12 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

          As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

          In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

6. Securities Lending

          From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there is generally insufficient advance

[12]

From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

notice of record or vote cut-off dates to allow MFS to timely recall the shares. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

C. MONITORING SYSTEM

          It is the responsibility of the Proxy Administrator and MFS’ Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.

          When the Proxy Administrator’s system “tickler” shows that the voting cut-off date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy ballot has not been received from the client’s custodian, the Proxy Administrator contacts the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy ballot from the custodian in time to be voted at the meeting, then MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

          MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

E. REPORTS

          MFS Funds

          MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines, (vi) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful, and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

          All MFS Advisory Clients

          At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures. Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

Morgan Stanley Investment Management Inc.

FEBRUARY 28, 2008

MORGAN STANLEY INVESTMENT MANAGEMENT PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Introduction - Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment

Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

          • Approval of financial statements and auditor reports.

          • General updating/corrective amendments to the charter, articles of association or bylaws.

          • Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors

1. Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

          a. We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

          i. At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

          ii. We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

          b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

          c. We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

          d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pills would be seen as a basis for opposing one or more incumbent nominees.

          e. In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.

          f. We consider withholding support from or voting against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

          g. We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

2. Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66⅔%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3. Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

4. Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5. Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

6. Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

7. Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

8. Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

9. Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

10. Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D. Changes in capital structure.

1. We generally support the following:

• Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

• Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding.

• Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

• Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

• Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

• Management proposals to effect stock splits.

• Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

• Management proposals for higher dividend payouts.

2. We generally oppose the following (notwithstanding management support):

• Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

• Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders.

• Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

• Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

E. Takeover Defenses and Shareholder Rights

1. Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles; and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2. Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3. Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4. Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5. Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6. Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G. Executive and Director Remuneration.

1. We generally support the following proposals:

• Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

• Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

• Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

• Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2. Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

3. Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

4. We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

5. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the “Corporate Governance Team”). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate

Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A. Committee Procedures

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Identification of Material Conflicts of Interest

A potential material conflict of interest could exist in the following situations, among others:

1. The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2. The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3. Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

1. If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2. If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3. If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D. Proxy Voting Reporting

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by an MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1. Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2. Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

APPENDIX B

The following procedures apply to the portion of the Van Kampen Dynamic Credit Opportunities Fund (“VK Fund”) sub advised by Avenue Europe International Management, L.P. (“Avenue”). (The portion of the VK Fund managed solely by Van Kampen Asset Management will continue to be subject to MSIM’s Policy.)

1. Generally: With respect to Avenue’s portion of the VK Fund, the Board of Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser’s involvement in the voting process of Avenue’s portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue’s portion of the Fund.

2. Voting Guidelines: All proxies, with respect to Avenue’s portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM’s Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board’s authority.

3. Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

Neuberger Berman, LLC
Neuberger Berman Management LLC

PROXY VOTING POLICIES AND PROCEDURES
Non-Socially Responsive Clients

I. Introduction and General Principles

A. Neuberger Berman, LLC and Neuberger Berman Management LLC (collectively, “NB”) have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.

B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB’s policies and procedures.

F. There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given a proxy proposal is prudent and solely in the interests of the clients and, in the case of an ERISA client, the plan’s participants and beneficiaries. NB’s decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client’s investment and whether this expected effect would outweigh the cost of voting.

II. Responsibility and Oversight

A. NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:

(1) developing, authorizing, implementing and updating NB’s policies and procedures;

(2) overseeing the proxy voting process; and

(3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

B. Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III. Proxy Voting Guidelines

A. NB has determined that, except as set forth below, proxies will be voted in accordance with the recommendations contained in the applicable Glass, Lewis & Co. Proxy Paper Voting Guidelines, as in effect from time to time. A summary of the current applicable Glass Lewis guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.

B. Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with Glass Lewis recommendations. In the event that Glass Lewis refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph C.

C. There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional (“NB Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with Glass Lewis guidelines. In such event, the procedures set forth in Section V, Paragraph B will be followed.

IV. Proxy Voting Procedures

A. NB will vote client proxies in accordance with a client’s specific request even if it is in a manner inconsistent with NB’s policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

B. At the recommendation of the Proxy Committee, NB has engaged Glass Lewis as its voting delegate to:

(1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;

(2) vote and submit proxies in a timely manner;

(3) handle other administrative functions of proxy voting;

(4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5) maintain records of votes cast; and

(6) provide recommendations with respect to proxy voting matters in general.

C. Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Glass Lewis.

D. Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V. Conflicts of Interest

A. Glass Lewis will vote proxies in accordance with the proxy voting guidelines described in Section III or as Glass Lewis recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

B. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with Glass Lewis recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy.

The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to the client or clients.

In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

C. In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and Glass Lewis refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present material conflict between NB and the client, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that such vote will present a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.

D. Material conflicts cannot be resolved by simply abstaining from voting.

VI. Recordkeeping

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:

(1) a copy of these policies and procedures, which shall be made available to clients upon request

(2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or Glass Lewis);

(3) a record of each vote cast (which Glass Lewis maintains on NB’s behalf);

(4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;

(5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

(6) each written client request for proxy voting records and NB’s written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.

VII. Disclosure

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client’s proxy.

Effective February 2007

Proxy Committee as of February 2007

Jack Rivkin	Chief Investment Officer
Judith Vale	Portfolio Manager
Maxine Gerson	Legal and Compliance
Vincent Pecoraro	Portfolio Administration

OppenheimerFunds, Inc.

OppenheimerFunds, Inc. (“Oppenheimer”) has adopted Portfolio Proxy Voting Policies and Procedures under which Oppenheimer votes proxies relating to securities (“portfolio proxies”) held by the fund. Oppenheimer’s primary consideration in voting portfolio proxies is the financial interests of the fund and its shareholders. The fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the fund’s Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the fund and the portfolio manager where a directly-controlled affiliate of the portfolio manager manages or administers the assets of a pension plan of a company soliciting the proxy. The fund’s Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

▪

The fund votes with the recommendation of the issuer’s management on routine matters, including election of directors nominated by management and ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.

▪	In general, the fund opposes “anti-takeover” proposals and supports the elimination of anti-takeover proposals, absent unusual circumstances.

▪	The fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

▪	The fund opposes proposals to classify the board of directors.

▪	The fund supports proposals to eliminate cumulative voting.

▪	The fund opposes re-pricing of stock options.

▪

The fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The fund analyzes stock option plans, paying particular attention to their dilutive effect. While the fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

Pacific Investment Management Company LLC

Description of Proxy Voting Policies and Procedures. Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

Schroder Investment Management North America Inc.

Policy Relating To Identifying And Acting Upon Conflicts Of Interest In Connection With Its Proxy Voting Obligations

This document sets forth Schroder Investment Management North America Inc.’s (“Schroders”) policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that Schroders:

• Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

• Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.

Rule 30b1-4 requires that the Schroders US Mutual Funds (the “Funds”):

• Disclose their proxy voting policies and procedures in their registration statements and

• Annually, file with the SEC and make available to shareholders their actual proxy voting.

(A) PROXY VOTING GENERAL PRINCIPLES

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders’ Global Corporate Governance Team (the “Team”) is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global Corporate Governance Policy (the “Policy”), as revised from time to time. The Policy, which has been developed by Schroders’ Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth Schroders’ positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. (“ISS”) to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS’s primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS’s and others’ recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds’ Voting Issues Service.

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of Schroders’ clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients’ best interests.

For example, conflicts of interest may arise when:

• Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with Schroders;

• A proponent of a proxy proposal has a client relationship with Schroders;

• A proponent of a proxy proposal has a business relationship with Schroders;

• Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is “material” to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:

• Routine Proxy Proposals: Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

• Non-Routine Proxy Proposals: Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows: A. If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy; B. If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable; C. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders’ own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and D. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders must take one of the following actions in voting such proxy: (a) vote in accordance with ISS’ recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

Additional Reports and Disclosures for the Schroder Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by Schroders, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4: For each matter on which a fund is entitled to vote:

▪	Name of the issuer of the security;

▪	Exchange ticker symbol;

▪	CUSIP number, if available;

▪	Shareholder meeting date;

▪	Brief summary of the matter voted upon;

▪	Source of the proposal, i.e., issuer or shareholder;

▪	Whether the fund voted on the matter;

▪	How the fund voted; and

▪	Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds’ actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

July 30, 2003

Third Avenue Management LLC

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

This summary describes Third Avenue Management LLC’s (“Third Avenue”) policy and procedures for voting securities held in its investment advisory accounts. If you wish to receive a copy of the full policy and procedures or information on how proxies were voted in your account, please contact your account representative.

In general, Third Avenue is responsible for voting securities held in its investment advisory accounts. However, in certain cases, in accordance with the agreement governing the account, the client may expressly retain the authority to vote proxies or delegate voting authority to a third party. In such cases, the policy and procedures below would not apply and TAM would advise the client to instruct its custodian where to forward solicitation materials.

POLICY GUIDELINES

Third Avenue has developed detailed policy guidelines on voting commonly presented proxy issues, which are subject to ongoing review. The guidelines are subject to exceptions on a case-by-case basis, as discussed below. On issues not specifically addressed by the guidelines, Third Avenue would analyze how the proposal may affect the value of the securities held by the affected clients and vote in accordance with what it believes to be the best interests of such clients.

Abstention From Voting

Third Avenue will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to investment advisory clients. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition, Third Avenue may be restricted from voting proxies of a given issuer during certain periods if it has made certain regulatory filings with respect to that issuer.

PROCEDURES

Third Avenue’s Legal Department oversees the administration of proxy voting. Under its supervision, the Accounting Department is responsible for processing proxies on securities held in mutual funds for which Third Avenue serves as adviser or sub-adviser13 and the Operations Department is responsible for processing proxies on securities held in all other investment advisory accounts for which Third Avenue has voting responsibility1.

Sole Voting Responsibility

The Operations and Accounting Departments forward proxy and other solicitation materials received to the General Counsel or his designee who shall present the proxies to Third Avenue’s Proxy Voting Committee. The Proxy Voting Committee, consisting of senior portfolio managers and research analysts designated by Third Avenue’s President, determines how the proxies shall be voted applying Third Avenue’s policy guidelines. In most instances, the Committee shall delegate the responsibility for making each voting determination to an appropriate member of the Committee who has primary responsibility for the security in question. Third Avenue’s General Counsel or his designee shall participate in all decisions to present issues for a vote, field any conflict issues, document deviations from policy guidelines and document all routine voting decisions. The Proxy Voting Committee may seek the input of Third Avenue’s Co-Chief Investment Officers or other portfolio managers or research analysts who may have particular familiarity with the matter to be voted. Any exception to policy guidelines shall be fully documented in writing. Third Avenue’s General Counsel instructs the Operations and Accounting Departments to vote the proxies in accordance with determinations reached under the process described above. The Operations and Accounting Departments vote the proxies by an appropriate method in accordance with instructions received.

Shared Voting Responsibility

Third Avenue may share voting responsibility with a client who has retained the right to veto Third Avenue’s voting decisions. Under such circumstances, the Operations Department would provide a copy of the proxy material to the client reserving this right, along with TAM’s determination of how it plans vote the proxy, unless instructed otherwise by the client prior to the relevant deadline.

Conflicts of Interest

Should any portfolio manager, research analyst, member of senior management or anyone else at Third Avenue who may have direct or indirect influence on proxy voting decisions become aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest, that person shall bring the issue to Third Avenue’s General Counsel. Third Avenue’s General Counsel shall analyze each potential or actual conflict presented to determine materiality and shall document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, Third Avenue’s General Counsel shall address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that Third Avenue votes in accordance with a predetermined policy, (3) following the published voting policy of Institutional Shareholder Services, (4) engaging an independent third party professional to vote the proxy or advise Third Avenue how to vote or (5) presenting the conflict to one or more of the clients involved and obtaining direction on how to vote.

Recordkeeping

Third Avenue shall maintain required records relating to votes cast, client requests for information and Third Avenue’s proxy voting policies and procedures in accordance with applicable law.

[1] Advisers of certain mutual funds sub-advised by Third Avenue have retained their own authority to vote proxies.

Thornburg Investment Management, Inc.

THORNBURG INVESTMENT MANAGEMENT, INC. AND
THORNBURG INVESTMENT TRUST
POLICY ON PROXY VOTING

Policy Objectives

This Policy has been adopted by Thornburg Investment Management, Inc. (“Thornburg”) to facilitate the voting of proxies relating to portfolio securities in what it perceives to be the best interests of persons for whom Thornburg performs investment management services and is authorized and required to vote or consider voting proxies.

Thornburg Investment Trust has delegated to Thornburg the authority to vote proxies relating to its portfolio securities in accordance with this Policy.

This Policy is intended by Thornburg to constitute “written policies and procedures” as described in Rule 206(4)—6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). This Policy is intended by Thornburg Investment Trust to constitute proxy voting policies and procedures referred to in Item 13 of Form N-1A adopted under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Please see the Glossary of Terms for definitions of terms used in this Policy.

Voting Objectives

This Policy defines procedures for voting securities in each Account managed by Thornburg, for the benefit of and in the best interest of the Investment Client. The objective of voting a security in each case under this Policy is to seek to enhance the value of the security, or to reduce potential for a decline in the security’s value. This Policy does not prescribe voting requirements or specific voting considerations. Instead, this Policy provides procedures for assembling voting information and applying the informed expertise and judgment of Thornburg’s personnel on a timely basis in pursuit of the above stated voting objectives.

A further element of this Policy is that while voting on all issues presented should be considered, voting on all issues is not required by this Policy unless specifically directed or required by an Investment Client. Some issues presented for a vote of security holders may not be relevant to this Policy’s voting objectives, or it may not be reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, unless an Investment Client requires Thornburg to vote all proxies with respect to securities in an Account, Thornburg may abstain from voting or decline a vote in those cases where there appears to be no relationship between the issue and the enhancement or preservation of an investment’s value.

It is also important to the pursuit of the Policy’s voting objectives that Thornburg be able to substitute its judgment in any specific situation for a presumption in this Policy where strict adherence to the presumption could reasonably be expected by Thornburg, based upon the information then available (including but not limited to media and expert commentary and outside professional advice and recommendations sought by Thornburg on the issue), to be inconsistent with the objectives of this Policy. Accordingly, Thornburg understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by the Investment Client or this Policy.

Thornburg is not responsible for voting proxies relating to proxy materials that are not forwarded on a timely basis. Thornburg does not control the setting of record dates, shareholder meeting dates, or the timing of distribution of proxy materials and ballots relating to shareholder votes. In addition, administrative matters beyond Thornburg’s control may at times prevent Thornburg from voting proxies in certain non-US markets (see “Voting Restrictions in Certain Non-US Markets,” below).

ERISA Accounts

Portfolio managers should recognize, in considering proxy votes for ERISA Accounts:

(a)	Plan trustees are ordinarily responsible for voting securities held by a plan, unless the plan documents direct Thornburg or another person to vote the proxies.

(b)	If Thornburg is delegated authority to vote proxies, voting may be subject to specific written guidelines issued by the plan’s trustees or other officials.

(c)	Thornburg may not delegate authority to vote proxies, unless the plan documents or other written agreement expressly permit delegation.

Proxy Voting Coordinator

The President shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following functions in effectuating this Policy:

(a)

Collecting and assembling proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

(b)

Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Thornburg and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

(c)	Providing to appropriate portfolio managers any specific voting instructions from Investment Clients;

(d)

Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Thornburg);

(e)

Accumulating Voting Results as set forth in this Policy (which may be performed by proxy voting services or agents engaged by Thornburg) and transmitting or arranging for the transmission of that information in accordance with “Communicating Votes,” below; and

(f)	Participating in the annual review of policy function as set forth in this Policy.

The Proxy Voting Coordinator may, with the President’s approval, delegate any portion or all of any one or more of these functions to one or more other individuals employed by Thornburg. Any portion or all of any one or more of these functions may be performed by service providers engaged by Thornburg.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Thornburg may engage service providers and other third parties to assemble this information, digest or abstract the information where necessary or desirable, and deliver it to the portfolio managers or others to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for management of a specific Account is responsible for timely voting (or determining not to vote in appropriate cases) proxies relating to securities in the Account in accordance with this Policy. The President may exercise this authority in any instance. The portfolio manager or President may delegate voting responsibilities to one or more other portfolio managers or other individuals. Persons exercising voting authority under this paragraph are authorized to consider voting recommendations and other information and analysis from service providers (including proxy voting services) engaged by Thornburg.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for accumulating the following information as to each matter relating to a portfolio security held by any Account, considered at any shareholder meeting, and with respect to which the Account was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The CUSIP number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(g)	Whether a vote was cast on the matter;

(h)	How we cast the vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether we cast the vote for or against management.

Thornburg may use third party service providers to record and cumulate the foregoing information. The Proxy Voting Coordinator may, with the President’s approval, delegate any portion or all of these functions to one or more other individuals employed by Thornburg.

Resolution of Conflicts of Interest

In any case where a portfolio manager determines that a proxy vote involves an actual Conflict of Interest, and the proxy vote relates to the election of a director in an uncontested election or ratification of selection of independent accountants, the portfolio manager shall vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the proxy vote involves any other matters, the portfolio manager shall immediately refer the vote to the Investment Client (or in the case of any Investment Company as to which Thornburg is the adviser or sub-adviser and is authorized to vote proxies, to the chairman of its audit committee) for direction on the voting of the proxy or consent to vote in accordance with the portfolio manager’s recommendation. In all cases where such a vote is referred to the Investment Client, Thornburg shall disclose the Conflict of Interest to the Investment Client.

Communicating Votes

The Proxy Voting Coordinator shall (i) communicate to Thornburg’s fund accounting department proxy voting information respecting votes on portfolio securities held by Investment Clients which are Investment Companies, sufficient to permit fund accounting to prepare Form N-PX filings for the Investment Companies; and (ii) provide in writing to any Investment Client requesting information on voting of proxies with respect to portfolio securities, the information described under the caption “Accumulating Voting Results,” for the period or periods specified by the Investment Client. If the information requested by the Investment Client pertains to a period which is not readily available, or is not described above under the caption “Accumulating Voting Results,” the Proxy Voting Coordinator will confer with the Chief Compliance Officer. The Proxy Voting Coordinator may, with the President’s approval, delegate any portion or all of this function to one or more individuals employed by Thornburg. Thornburg may engage one or more service providers to facilitate timely communication of proxy votes.

Record of Voting Delegation

The Proxy Voting Coordinator shall maintain a list of all Accounts, with a specification as to each Account whether or not Thornburg is authorized to vote proxies respecting the Account’s portfolio securities.

Comment on Voting

It is the Policy of Thornburg not to comment on specific proxy votes with respect to securities in an Account in response to inquiries from persons who are not specifically authorized representatives as to the Account. Attention is directed in this regard to the Thornburg Investment Management Internal Confidentiality and Privacy Protection Policy and the Thornburg Investment Trust Policy and Procedures for Disclosure of Portfolio Securities Holdings, as in effect from time to time. Customer service representatives and other persons who may receive such inquiries should advise persons presenting the inquiries that Thornburg does not comment on proxy voting, and that as to Investment Companies for which Thornburg is required to disclose proxy votes, the information is available on the Investment Company’s website. The President may authorize comments in specific cases, in his discretion.

Joining Insurgent or Voting Committees

It is the policy of Thornburg, for itself and the Accounts, not to join any insurgent or voting committee or similar group. The President may approve participation in any such committee or group in his discretion, and shall advise the authorized representatives for the Account of any such action.

Social Issues

It is the presumption of this Policy that proxies shall not be voted on Social Issues. The President may approve voting of any security in an Account on any Social Issue.

Voting Restrictions in Certain Non-US Markets

Proxy voting in certain countries requires “share blocking.” During this blocking period, shares that will be voted at the meeting may not be sold until the meeting has taken place and the shares are returned to the Investment Clients’ custodian banks. Thornburg may choose not to vote an Investment Client’s shares in a share blocking market if Thornburg believes that the benefit to the Investment Client of being able to sell the shares during this share blocking period outweighs the benefit of exercising the vote. Thornburg will exercise its judgment in the voting condition described above while adhering to Investment Client instructions and this policy.

Certain non-US markets require that Thornburg provide a power of attorney to give local agents authority to carry out Thornburg’s voting instructions. The duration of a power of attorney varies depending on the market. While Thornburg may seek to provide the requisite power of attorney in each instance where Thornburg is exercising its voting authority, Thornburg may at times be unable to provide the power of attorney. Failure to provide an effective power of attorney in a particular non-US market may prevent Thornburg from being able to vote an Investment Client’s shares in that market.

Annual Review of Policy Function

Pursuant to the review requirements of Rule 206(4)-7 under the Advisers Act and Rule 38a-1 under the Investment Company Act, the Chief Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

(a)

Review a sample of the record of voting delegation maintained by the Proxy Voting Coordinator against Voting Results to determine if Thornburg is exercising its authority to vote proxies on portfolio securities held in the selected Accounts;

(b)	Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the period reviewed;

(c)	Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this Policy;

(d)

Evaluate the performance of any proxy voting services or agents employed by Thornburg, including whether or not the service or agent maintains its independence with respect to companies the securities of which are the subject of voting recommendations, information or analysis from the service or agent; and

(e)	Prepare written reports respecting the foregoing items to the President, the Trustees of Thornburg Investment Trust, and any Investment Company Clients for which such a report is required.

Recordkeeping

The Proxy Voting Coordinator shall maintain the following records:

(i)	Copies of this Policy as from time to time revised or supplemented;

(ii)

A copy of each proxy statement that Thornburg receives regarding Investment Client securities. In maintaining a record of proxy statements referred to in this item, the Proxy Voting Coordinator may rely on obtaining copies from the Securities and Exchange Commission’s EDGAR system;

(iii)	Voting Results for each Investment Client;

(iv)	A copy of any document created by Thornburg that was material to making a decision how to vote proxies on behalf of an Investment Client or that memorializes the basis for that decision;

(v)

A copy of each written Investment Client request for information on how Thornburg voted proxies on behalf of the Investment Client, and a copy of any written response by Thornburg to any (written or oral) Investment Client request for information on how Thornburg voted proxies on behalf of the requesting Investment Client;

(vi)	Communications to Investment Clients respecting Conflicts of Interest; and

The Chief Compliance Officer shall maintain the following records:

(vii)	All written reports arising from annual reviews of policy function.

The Proxy Voting Coordinator and Chief Compliance Officer shall maintain and preserve the foregoing records in an easily accessible place for a period of not less than five years (the first two years in Thornburg’s offices) from the end of the fiscal year of Thornburg during which the last entry was made on the record. The President may authorize the Proxy Voting Coordinator to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with then applicable governmental regulations, and (2) each service provider provides a written undertaking to furnish the records to Thornburg promptly upon request.

Glossary of Terms

“Account” means any discrete account or portfolio as to which Thornburg has discretionary investment authority. An Investment Client may have multiple Accounts. Each series of any Investment Company as to which Thornburg is the adviser or sub-adviser is an Account.

“Chief Compliance Officer” means the Chief Compliance Officer of Thornburg.

“Conflict of Interest” means as to any Account, any conflict between a pecuniary interest of Thornburg or any affiliate, and the duties of Thornburg to the Investment Client who is the owner of the Account.

“ERISA” means the Employee Retirement Income Security Act of 1975, as amended. Reference to an “ERISA Account” means an account for an employee benefit plan governed by ERISA.

“Investment Client” means any person with whom Thornburg has a contract to perform discretionary investment management services, including a series of an Investment Company, and for whom Thornburg is authorized by the contract or required by applicable law to vote or consider voting securities in the Investment Client’s Account.

“Investment Company” means a company registered as such under the Investment Company Act.

“President” means the president of Thornburg, or in the event of his unavailability any individual who is a vice president and managing director of Thornburg.

“Proxy Voting Coordinator” means the individual appointed from time to time by the President to perform the proxy voting coordination functions described in this Policy.

“Social Issues” means any issue presented for a vote of holders of any security which is held in an Account, which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objectives of this Policy, and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the security.

“Thornburg” means Thornburg Investment Management, Inc.

“Voting Results” means the specific information described under the caption “Accumulating Voting Results.”

As adopted July 17, 2003; revised July 20, 2005; revised April 19, 2006, revised April 21, 2008.

Transamerica Asset Management, Inc.

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

I. Purpose

The TAM Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and TAM’s fiduciary and other duties to its clients. The purpose of the TAM Proxy Policy is to ensure that where TAM exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TAM clients exercise voting authority with respect to TAM client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TAM client.

II. TAM’s Advisory Activities

TAM acts as investment adviser to Transamerica Funds, Transamerica Income Shares, Inc., Transamerica Partners Portfolios, Transamerica Asset Allocation Variable Funds, The Transamerica Partners Funds Group, The Transamerica Partners Funds Group II and Transamerica Series Trust (collectively, the “Funds”). For most of the investment portfolios comprising the Funds, TAM has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TAM and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors of the client Fund (the “Board”). TAM serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III. Summary of the TAM Proxy Policy

TAM delegates the responsibility to exercise voting authority with respect to securities held in the Funds’ portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TAM will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TAM is called upon to exercise voting authority with respect to client securities, TAM generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. (“ISS”) or another qualified independent third party, except that if TAM believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TAM will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV. Delegation of Proxy Voting Authority to Sub-Advisers

TAM delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

V. Administration, Review and Submission to Board of Sub-Adviser Proxy Policies

          A. Appointment of Proxy Administrator

          TAM will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

          B. Initial Review

                    1. The Proxy Administrator will collect from each Sub-Adviser:

                              a) its Sub-Adviser Proxy Policy;

                              b) a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

                              c) a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

                    2. The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TAM making a recommendation to the Board. In conducting its review, TAM recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

                              a) whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

                              b) whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

                              c) whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

                    3. The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

                    4. TAM will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

                    5. TAM will follow the same procedure in connection with the engagement of any new Sub-Adviser.

          C. Subsequent Review

          TAM will request that each Sub-Adviser provide TAM with prompt notice of any material change in its Sub-Adviser Proxy Policy. TAM will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TAM will request that each Sub-Adviser provide TAM with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TAM and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

          D. Record of Proxy Votes Exercised by Sub-Adviser

          The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VI. TAM Exercise of Proxy Voting Authority

          A. Use of Independent Third Party

          If TAM is called upon to exercise voting authority on behalf of a Fund client, TAM will vote in accordance with the recommendations of ISS or another qualified independent third party (the “Independent Third Party”), provided that TAM agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

          B. Conflict with View of Independent Third Party

          If, in its review of the Independent Third Party recommendation, TAM believes that the recommendation is not in the best interests of the Fund client, TAM will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TAM or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TAM’s proposed vote.

          C. Asset Allocation Portfolios

          For any asset allocation portfolio managed by TAM and operated, in whole or in part, as a “fund of funds”, TAM will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TAM will seek Board (or Committee) consent with respect to TAM’s proposed vote in accordance with the provisions of Section VI.B.

VII. Conflicts of Interest Between TAM or Its Affiliates and the Funds

The TAM Proxy Voting Policy addresses material conflicts that may arise between TAM or its affiliates and the Funds by, in every case where TAM exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

VIII. Recordkeeping

          A. Records Generally Maintained

          In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TAM to maintain the following records:

                    1. the TAM Proxy Voting Policy; and

                    2. records of Fund client requests for TAM proxy voting information.

          B. Records for TAM Exercise of Proxy Voting Authority

          In accordance with Rule 204-2(c)(2) under the Advisers Act, if TAM exercises proxy voting authority pursuant to Section VI above, TAM, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

                    1. proxy statements received regarding matters it has voted on behalf of Fund clients;

                    2. records of votes cast by TAM; and

                    3. copies of any documents created by TAM that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

          C. Records Pertaining to Sub-Adviser Proxy Policies

                              The Proxy Administrator will cause TAM and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

                    1. each Sub-Adviser Proxy Policy; and

                    2. the materials delineated in Article V above.

          If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

          D. Time Periods for Record Retention

          All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TAM.

IX. Provision of TAM Proxy Policy to Fund Clients

          The Proxy Administrator will provide each Fund’s Board (or a Board Committee) a copy of the TAM Proxy Policy at least once each calendar year.

Last Revised: November 13, 2009

Transamerica Investment Management, LLC

PROXY VOTING POLICY

INTRODUCTION

Normally, clients for which Transamerica Investment Management, LLC (“TIM”) has full discretionary investment authority expect TIM to vote proxies in accordance with TIM’s Proxy Voting Policy (the “Policy”). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

STATEMENT OF POLICY

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the “Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

PROXY COMMITTEE

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the “Committee”), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee’s responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM’s proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

USE OF INDEPENDENT THIRD PARTY

TIM will maintain the services of a qualified independent third party (the “Independent Third Party”) to provide guidance on proxy voting issues. The Independent Third Party selected by TIM is RiskMetrics Group. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

CONFLICTS OF INTEREST BETWEEN TIM AND CLIENTS

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety: a) Vote in accordance with the recommendation of the Independent Third Party; or b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

PROVISION OF TIM PROXY POLICY TO CLIENTS

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

The following is a concise summary of TIM’s proxy voting policy guidelines.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

▪	An auditor has a financial interest in or association with the company, and is therefore not independent

▪	Fees for non-audit services are excessive, or

▪	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote AGAINST proposals at companies with dual-Class Capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders

It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST proposals by management seeking approval to reprice options.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

UBS Global Asset Management Americas Inc.

GLOBAL CORPORATE GOVERNANCE PHILOSOPHY AND PROXY VOTING GUIDELINES AND POLICY

Policy Summary

Underlying our voting and corporate governance policies we have three fundamental objectives:

1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.

2. In order to do this effectively, we aim to utilize the full weight of our clients shareholdings in making our views felt.

3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom. To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS the flexibility to vote or take other actions consistent with their local laws or standards where necessary. This policy helps to maximize the economic value of our clients investments by establishing proxy voting standards that conform with UBS’ philosophy of good corporate governance.

Risks Addressed by this Policy

The policy is designed to address the following risks:

• Failure to provided required disclosures for investment advisers and registered investment companies

• Failure to vote proxies in best interest of clients and funds

• Failure to identify and address conflicts of interest

• Failure to provide adequate oversight of third party service providers

TABLE OF CONTENTS

Global Voting and Corporate Governance Policy

A. General Corporate Governance Benchmarks

B. Proxy Voting Guidelines. Macro Rationales

C. Proxy Voting Disclosure Guidelines

D. Proxy Voting Conflict Guidelines

E. Special Disclosure Guidelines for Registered Investment Companies

F. Documentation

G. Compliance Dates

H. Other Policies

I. Disclosures

GLOBAL PROXY VOTING AND CORPORATE GOVERNANCE POLICY

Philosophy

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the .company. or .companies.) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.

A. General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, .UBS Global AM.) will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

Principle 1: Independence of Board from Company Management Guidelines:

• Board exercises judgment independently of management.

• Separate Chairman and Chief Executive.

• Board has access to senior management members.

• Board is comprised of a significant number of independent outsiders.

• Outside directors meet independently.

• CEO performance standards are in place.

• CEO performance is reviewed annually by the full board.

• CEO succession plan is in place.

• Board involvement in ratifying major strategic initiatives.

• Compensation, audit and nominating committees are led by a majority of outside directors.

Principle 2: Quality of Board Membership Guidelines:

• Board determines necessary board member skills, knowledge and experience.

• Board conducts the screening and selection process for new directors.

• Shareholders should have the ability to nominate directors.

• Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

• Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

• Board meets regularly (at least four times annually).

Principle 3: Appropriate Management of Change in Control Guidelines:

• Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

• Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.

• Employment contracts should not entrench management.

• Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

Principle 4: Remuneration Policies are Aligned with Shareholder Interests Guidelines:

• Executive remuneration should be commensurate with responsibilities and performance.

• Incentive schemes should align management with shareholder objectives.

• Employment policies should encourage significant shareholding by management and board members.

• Incentive rewards should be proportionate to the successful achievement of predetermined financial targets.

• Long-term incentives should be linked to transparent long-term performance criteria.

• Dilution of shareholders. interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

Principle 5: Auditors are Independent Guidelines:

• Auditors are approved by shareholders at the annual meeting.

• Audit, consulting and other fees to the auditor are explicitly disclosed.

• The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

• Periodic (every 5 years) tender of the audit firm or audit partner.

B. Proxy Voting Guidelines – Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

1. General Guidelines

a. When our view of the issuer’s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

b. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.

c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

d. In general, we oppose proposals, which in our view, act to entrench management.

e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

f. We will vote in favor of shareholder resolutions for confidential voting.

2. Board of Directors and Auditors

a. Unless our objection to management’s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an Outside lead director board structure.

3. Compensation

a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

d. We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance; is vague; is not in line with market practices; allows for option re-pricing; does not have adequate performance hurdles; or is highly dilutive.

e. Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.

f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

4. Governance Provisions

a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

b. We believe that .poison pill. proposals, which dilute an issuer’s stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

c. Any substantial new share issuance should require prior shareholder approval.

d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

f. We generally do not oppose management’s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

g. We will support proposals that enable shareholders to directly nominate directors.

5. Capital Structure and Corporate Restructuring

a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.

6. Mergers, Tender Offers and Proxy Contests

a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

7. Social, Environmental, Political and Cultural

a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.

c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

8. Administrative and Operations

a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appears to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.

b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

9. Miscellaneous

a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.

b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.

C. Proxy Voting Disclosure Guidelines

• UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.

• UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.

• Upon request or as required by law or regulation, UBS Global AM will disclose to a client or a client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.

• Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)

• Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, nonclients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal and Compliance representative.

• Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.

• Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.

• In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.

• We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.

• The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D. Proxy Voting Conflict Guidelines

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

• Under no circumstances will general business, sales or marketing issues influence our proxy votes.

• UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (Affiliates) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately. [Note: Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.

E. Special Disclosure Guidelines for Registered Investment Company Clients

1. Registration Statement (Open-End and Closed-End Funds) Management is responsible for ensuring the following:

• That these procedures, which are the procedures used by the investment adviser on the Funds’ behalf, are described in the Statement of Additional Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.

• That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

• That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it is available on the website.

2. Shareholder Annual and Semi-Annual Report (Open-End and Closed-End Funds)

Management is responsible for ensuring the following:

• That each Fund’s shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.

• That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

3. Form N-CSR (Closed-End Fund Annual Reports Only)

Management is responsible for ensuring the following:

• That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing. However, the Sac’s preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.

• That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds. investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

4. Form N-PX (Open-End and Closed-End Funds)

Management is responsible for ensuring the following:

• That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.

• Fund management is responsible for reporting to the Funds. Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’ Form N-PX.

5. Oversight of Disclosure

The Funds Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds’ Compliance with relevant federal securities laws.

Responsible Parties

The following parties will be responsible for implementing and enforcing this policy:

The Chief Compliance Officer and his/her designees

Documentation

Monitoring and testing of this policy will be documented in the following ways:

• Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

• Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

• Periodic review of any proxy service vendor by the Chief Compliance Officer

• Periodic review of proxy votes by the Proxy Voting Committee

Compliance Dates

The following compliance dates should be added to the Compliance Calendar:

• File Form N-PX by August 31 for each registered investment company client

• Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

• Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

• Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable

• Periodic review of any proxy service vendor by the Chief Compliance Officer

• Periodic review of proxy votes by the Proxy Voting Committee

Other Policies

Other policies that this policy may affect include:

• Recordkeeping Policy

• Affiliated Transactions Policy

• Code of Ethics

• Supervision of Service Providers Policy

Other policies that may affect this policy include:

• Recordkeeping Policy

• Affiliated Transactions Policy

Code of Ethics

• Supervision of Service Providers Policy

Wellington Management Company, LLP

Introduction

Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy	As a matter of policy, Wellington Management:

1 Takes responsibility for voting client proxies only upon a client’s written request.

2 Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3 Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4 Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5 Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6 Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7 Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8 Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9 Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight

Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group. In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting

Authorization to Vote	Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation

To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

☐

Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

☐

Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

☐

Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending

Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: July 8, 2009

APPENDIX B

PORTFOLIO MANAGERS

Transamerica AEGON High Yield Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Kevin Bakker
Brad Beman
Ben Miller

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kevin Bakker
Brad Beman
Ben Miller

Conflicts of Interest

At AUIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the portfolio, AUIM manages separate accounts for institutions and individuals. AUIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Review Committee. AUIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Compensation

As of October 31, 2009, Mr. Bakker’s compensation is provided directly by the fund’s sub-adviser and not by the fund. The portfolio manager’s compensation consists of a fixed base salary, a variable performance incentive and certain stock options. The performance incentive is based on the following factors: business results for the AEGON business unit for which the portfolio manager manages an account, total return results for all accounts managed by the portfolio manager, performance in asset-liability management process for the AEGON business unit, performance on developing profitable investment strategy for AEGON, various projects undertaken during the year and AEGON USA annual earnings results. The portfolio manager participates in AEGON USA’s stock-settled stock option plan which typically grants a specified number of options annually. The portfolio manager participates in the sub-adviser’s deferred compensation plan, which is based on the same performance factors as the variable performance incentive compensation but payment of which is spread over a three-year period. The portfolio manager participates in the sub-adviser’s deferred compensation plan, which is based on the same performance factors as the variable performance incentive compensation but payment of which is spread over a three-year period.

As of October 31, 2009, Mr. Beman’s compensation is provided directly by the fund’s sub-adviser and not by the fund. The portfolio manager’s compensation consists of a fixed base salary, a variable performance incentive and certain stock options. The performance incentive is based on the following factors: the economic performance of the overall high yield asset class, including the performance of the fund’s assets; leadership and communication with clients; assisting with the sub-adviser’s strategic goals; and AEGON USA’s earnings results. The portfolio manager participates in AEGON USA’s stock-settled stock option plan which typically grants a specified number of options annually. The portfolio manager participates in the sub-adviser’s deferred compensation plan, which is based on the same performance factors as the variable performance incentive compensation but payment of which is spread over a three-year period.

As of October 31, 2009, Mr. Miller’s compensation is provided directly by the funds sub-adviser and not by the fund. The portfolio manager’s compensation consists of a fixed base salary, a variable performance incentive and certain stock options. The performance incentive is based on the following factors: the economic performance of the overall high yield asset class, including the performance of the fund’s assets; leadership and communication with clients; assisting with the sub-adviser’s strategic goals; and AEGON USA’s earnings results. The portfolio manager participates in AEGON USA’s stock-settled stock option plan which typically grants a specified number of options annually. The portfolio manager participates in the sub-adviser’s deferred compensation plan, which is based on the same performance factors as the variable performance incentive compensation but payment of which is spread over a three-year period.

Ownership of Securities

As of October 31, 2009, the portfolio managers did not beneficially own any securities in the fund.

Transamerica AllianceBernstein International Value

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Sharon Fay
Kevin Simms
Henry D’Auria
Eric Franco

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Sharon Fay
Kevin Simms
Henry D’Auria
Eric Franco

Conflict of Interest

          As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading

          AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients

          AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities

          AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

          AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

          To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation

          AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)

Fixed-base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year to year, and hence, is not particularly sensitive to performance.

(ii)

Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.[14]

(iv)

Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Securities

As of October 31, 2009, none of the portfolio managers beneficially owned any equity securities in the fund.

14 Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units.

Transamerica Asset Allocation – Conservative Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Transamerica Asset Allocation – Growth Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Transamerica Asset Allocation – Moderate Growth Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Transamerica Asset Allocation – Moderate Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Transamerica Multi-Manager Alternative Strategies Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Transamerica Multi-Manager International Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number*	Assets Managed

Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jon Hale
Maciej Kowara
Jeff McConnell
Mike Stout

*

Relates to individual retirement accounts that Morningstar Associates, the Portfolio Construction Manager of the funds, has discretionary management authority over through its managed account service, which is made available through retirement plan providers and sponsors. In those circumstances in which any of the above funds are included in a retirement plan, Morningstar Associates’ managed account service will exclude those funds from its universe of possible investment recommendations to the individual. This exclusion is intended to prevent a prohibited transaction under ERISA.

Conflict of Interest

The Portfolio Construction Manager is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar’). As part of its overall operation, Morningstar is engaged in the business of providing ratings and analysis on financial products. A potential conflict of interest exists since Morningstar could be providing ratings and analysis on products to which the Portfolio Construction Manager provides services. First, Morningstar will not create analyst commentary for portfolios where Morningstar’s subsidiaries act as a portfolio construction manage/sub-adviser. This commentary is general subjective in nature and could represent a conflict of interest. This means that the portfolios in which the Portfolio Construction Manager is involved with will not receive written analyst commentary from Morningstar. However, such portfolios will receive Morningstar Star Ratings. These ratings are purely quantitative and, therefore, cannot be biased by subjective factors. Also, the Morningstar style box assignment is primarily based on quantitative characteristics of the underlying securities in the portfolio. The initial assignment and subsequent style box changes follow established procedures and are subject to review by personnel within the Morningstar Data business unit—a separate and distinct unit within Morningstar. A situation may occur where personnel of the Portfolio Construction Manager provide information to the Morningstar Data unit to clarify style box assignment. However, the assignment process takes place and is monitored by a Morningstar business unit that is completely independent from the Portfolio Construction Manager.

Finally, the Portfolio Construction Manager acts as a portfolio construction manager/sub-adviser to other fund-of-funds products affiliated with Transamerica Funds. Similar to its responsibilities with Transamerica Funds, for these other fund-of-funds products, the Portfolio Construction Manager determines the asset allocation percentages, selects underlying funds based on an investment universe defined by a party other than the Portfolio Construction Manager, provides trading instructions to a custodian and performs ongoing monitoring of the asset allocation mix and underlying funds. Given that the underlying holdings of these other fund-of-funds products and the asset allocation portfolios within Transamerica Funds are registered mutual funds and that investment universe from which underlying holdings are chosen from are determined by someone other than Portfolio Construction Manager, potential conflicts of favoring one product over another in terms of investment opportunities are greatly mitigated.

Compensation

All of the above mentioned co-portfolio managers’ compensation includes salary, annual bonus, and restricted stock grants. The salary is set as a fixed amount and is determined by the president of Morningstar Associates. The co-portfolio managers’ annual bonus is paid from a bonus pool which is a function of the earnings of the Investment Consulting business unit of Morningstar Associates, and the distribution of that pool is at the discretion of the president of Morningstar Associates, who may or may not account for the performance of the funds in allocating that pool. The fee for consulting on the funds accounts for a substantial portion of the revenue and earnings of the Investment Consulting business unit of Morningstar Associates, and because that fee is based on the assets under management in the funds, there is an indirect relationship between the assets under management in the funds and the bonus payout to the portfolio manager. The restricted stock grants are made to the co-portfolio managers from a pool that is distributed at the discretion of the president of Morningstar Associates. The restricted stock grants are based on the stock of the parent company, Morningstar, Inc., and vest in equal parts over a four-year period.

Ownership of Securities

As of October 31, 2009, neither Mr. Kowara, Mr. McConnell nor Mr. Stout beneficially owned shares of any equity securities in the funds. Mr. Hale owns the following portfolios: Transamerica Asset Allocation – Growth Portfolio: Market value range as of October 31, 2009: $10,001 - $50,000; and Transamerica Multi-Manager International Portfolio: Market value range as of October 31, 2009: $10,000 - $50,000.

Transamerica BlackRock Global Allocation

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Dennis W. Stattman
Dan Chamby
Romualdo Roldan

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dennis W. Stattman
Dan Chamby
Romualdo Roldan

Transamerica BlackRock Large Cap Value

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Robert C. Doll, Jr.
Daniel Hanson

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Robert C. Doll, Jr.
Daniel Hanson

Transamerica BlackRock Natural Resources

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Robert Shearer

Fee Based Accounts
(The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Robert Shearer

Conflict of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Funds. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this regard, it should be noted that Messrs. Doll, Stattman, Chamby, Hanson, Macmillan and Roldan currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Funds include the following:

Portfolio Manager(s)	Portfolio Managed	Benchmarks Applicable to Each Manager
Dennis W. Stattman Dan Chamby Romualdo Roldan James Macmillan	Transamerica BlackRock Global Allocation	S&P 500® Index, FTSE World Index ex US, Merrill Lynch 5 Year Treasury Index, Citigroup World Government Bond Index and MSCI Europe Index
Robert C. Doll, Jr. Daniel Hanson	Transamerica BlackRock Large Cap Value	Lipper Multi-Cap Value Funds classification
Bob Shearer	Transamerica BlackRock Natural Resources	Lipper Natural Resources Funds classification

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

          Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

          Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

          Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager except Mr. Macmillan is eligible to participate in these plans.

Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a Group Personal Pension Plan (GPPP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the GPPP is between 6% to 15% (dependent on service related entitlement) of eligible pay capped at £150,000 per annum. The GPPP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a passive balanced managed fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Mr. Macmillan is eligible to participate in these plans.

Ownership of Securities

As of October 31, 2009, none of the portfolio managers beneficially owned any equity securities in the funds.

Transamerica BNY Mellon Market Neutral Strategy

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Tony Garvin
Oliver Buckley
Mike Dunn

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tony Garvin
Oliver Buckley
Mike Dunn

Conflict of Interest

In managing other funds, certain conflicts of interest may arise. The sub-adviser may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. The sub-adviser has developed policies and procedures designed to reasonably mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Compensation

The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Mellon Capital Management Corporation (“MCM”) Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. Also considered in determining individual awards are team participation and general contributions to MCM.

All portfolio managers are also eligible to participate in the MCM Long Term Investment Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MCM (capped at 20% per year). Management has discretion with respect to actual participation and award size.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Bank of New York Mellon’s elective deferred compensation plan.

Ownership of Securities

As of October 31, 2009, the portfolio managers did not beneficially own any equity securities in the fund.

Transamerica Clarion Global Real Estate Securities

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

T. Ritson Ferguson
Joseph P. Smith
Steven D. Burton
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
T. Ritson Ferguson
Joseph P. Smith
Steven D. Burton

Conflict of Interest

A Clarion portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a Clarion portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A Clarion portfolio manager may also manage accounts whose objectives and policies differ from those of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may also arise when a Clarion portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

The sub-adviser recognizes the duty of loyalty it owes to its clients and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include, but are not limited to, (i) investment process, portfolio management and trade allocation procedures (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in the Code of Ethics).

Compensation

As of October 31, 2009, there are three pieces of compensation for portfolio managers – base salary, annual bonus and deferred compensation awards. Base salary is reviewed annually and fixed for each year at market competitive levels. Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. Portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the fund. With respect to the fund, such benchmarks include the Morgan Stanley U.S. REIT Index and the Dow Jones Wilshire Real Estate Securities Index. Compensation is not based on the level of fund assets.

Ownership of Securities

As of October 31, 2009, the portfolio managers did not beneficially own equity securities in the fund.

Transamerica Federated Market Opportunity

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Steven J. Lehman
Dana L. Meissner
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Steven J. Lehman
Dana L. Meissner

Conflict of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Steven Lehman is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

Dana L. Meissner is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund’s designated peer group of comparable accounts and vs. the Fund’s benchmark (i.e., 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index). In addition, IPP will also be measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the adjusted performance of the Merrill Lynch 91 Day Treasury Bill Index. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Steven Lehman is also the portfolio manager for other accounts in addition to the fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score maybe adjusted based on management’s assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

Ownership of Securities

As of October, 31, 2009, the portfolio managers did not beneficially own any equity securities in the fund.

Transamerica First Quadrant Global Macro

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed*	Number	Assets Managed*	Number	Assets Managed*

Kenneth J. Ferguson
Dori Levanoni
Chuck Fannin
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kenneth J. Ferguson
Dori Levanoni
Chuck Fannin

* Includes market values for fully funded portfolios and the notional values for margin funded portfolios managed by First Quadrant and non-discretionary portfolios managed by joint venture partners using First Quadrant, L.P. investment signals. First Quadrant is defined in this context as the combination of all discretionary portfolios of First Quadrant, L.P. and its joint venture partners, but only wherein FQ has full investment discretion over the portfolios.

Conflict of Interest

Potential conflicts of interest. First Quadrant’s structure and business activities are of a nature such that the potential for conflicts of interest has been minimized. First Quadrant’s investment approach is quantitative in nature. Computer models are the primary source of trading decisions and, although monitored daily, are not exposed to the levels of “subjectivity” risk that decisions made by individuals would be. Order aggregation and trade allocation are made on an objective basis and according to preset computerized allocations and standardized exceptions. The methodologies would normally consist of pro-rata or percentage allocation. The firm maintains and enforces personal trading policies and procedures, which have been designed to minimize conflicts of interest between client and employee trades.

Compensation

Compensation: First Quadrant’s compensation consists of both a base salary and a bonus, both of which vary depending upon each individual employee’s qualifications, their position within the firm, and their annual performance/contribution to the profitability of client portfolios. Bonuses are entirely at the discretion of First Quadrant’s management, and based on individual employee performance. While performance is measured wherever measurement is appropriate, no formulas are used to tie bonus payouts to performance to insure that full discretion remains in the hands of management to avoid any potential creation of unintended incentives. Risk is taken into account in evaluating performance, but note that risk levels in portfolios managed by First Quadrant are determined systematically, i.e., the level of risk taken in portfolios is not at the discretion of portfolio managers.

In addition to individual performance, overall firm performance carries an important weight in the bonus decision as well. All employees are evaluated at mid-year and annually; and salary increases and bonuses are made annually on a calendar-year basis.

Ownership of Securities

As of the October 31, 2009, the portfolio managers did not beneficially own any equity securities in the fund.

Transamerica Jennison Growth

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Blair Boyer
Michael A. Del Balso
Spiros Segalas
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Blair Boyer
Michael A. Del Balso
Spiros Segalas

(a)	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using mode portfolios.

(b)	Excludes performance fee accounts.

(c)	The portfolio manager only manages a portion of the accounts subject to a performance fee. The market value shown reflects the portion of those accounts managed by the portfolio manager.

Conflict of Interest

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

Compensation

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly.

The following factors will be reviewed for each portfolio manager: one and three year pre-tax investment performance of groupings of accounts (a “Composite”) relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible; historical and long-term business potential of the product strategies; qualitative factors such as teamwork and responsiveness; and other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

Ownership of Securities

As of October 31, 2009, Blair Boyer, Michael Del Balso and Spiros Segalas did not beneficially own any equity securities in the fund.

Transamerica JPMorgan Core Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Douglas S. Swanson
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Douglas S. Swanson

Transamerica JPMorgan International Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jon B. Jonsson
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jon B. Jonsson

Transamerica JPMorgan Mid-Cap Value

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jonathan Simon
Lawrence Playford
Gloria Fu
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jonathan Simon
Lawrence Playford
Gloria Fu

Conflict of Interest

The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JPMorgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the funds or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JPMorgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JPMorgan or its affiliates could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JPMorgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMorgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMorgan’s or its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan or its affiliates manages accounts that engage in short sales of securities of the type in which the funds invest, JPMorgan or its affiliates could be seen as harming the performance of the funds for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMorgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMorgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.

The goal of JPMorgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMorgan and its affiliates have policies and procedures designed to manage conflicts. JPMorgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JPMorgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMorgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan or its affiliates so that fair and equitable allocation will occur over time.

Compensation

J.P. Morgan Investment Management Inc. (““JPMorgan”)’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Securities

As of October 31, 2009, the portfolio managers did not beneficially own any equity securities in the funds.

Transamerica Loomis Sayles Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Kathleen C. Gaffney
Daniel J. Fuss
Matthew Eagan
Elaine Stokes

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kathleen C. Gaffney
Daniel J. Fuss
Matthew Eagan
Elaine Stokes

Conflict of Interest

The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

Compensation

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up of three main components – base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan.

Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. It is based on four factors – investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the group’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The benchmark used for the investment style utilized for Transamerica Loomis Sayles Bond is the Lehman Government/Credit Index. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by the firm.

Loomis Sayles has developed and implemented two long-term incentive plans to attract and retain investment talent. These plans supplements existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement a participant will receive a multi-year payout for his or her vested units;

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan also is similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-complete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above. Mr. Fuss also received fixed payments related to his continued service with the firm. These payments were made by the parent company of Loomis Sayles pursuant to an agreement entered into at the time of the parent company’s acquisition of Loomis Sayles’ previous parent company.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Ownership of Securities

As of October 31, 2009, the portfolio managers did not beneficially own any equity securities in the fund.

Transamerica MFS International Equity

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Daniel Ling
Marcus Smith

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Ling
Marcus Smith

*          Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Conflict of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for a fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A fund’s trade allocation policies may give rise to conflicts of interest if a fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of a fund’s investments. Investments selected for funds or accounts other than a fund may outperform investments selected for a fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a fund is concerned. In most cases, however, MFS believes that a fund’s ability to participate in volume transactions will produce better executions for the fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment.

Compensation

As of October 31, 2009, the MFS portfolio managers’ total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of October 31, 2009, the following benchmarks were used:

Portfolio Manager	Benchmark(s)
Marcus L. Smith	FTSE All-World Developed Index
Lipper International Funds
Lipper International Large-Cap Core Funds
Lipper International Large-Cap Growth Funds
MSCI EAFE Index
MSCI Japan Index
MSCI World Index
Standard & Poor’s Europe Pacific Asia Composite LargeMidCap Growth Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Securities

As of October 31, 2009, neither of the portfolio managers beneficially owned any equity securities in the fund.

Transamerica Neuberger Berman International

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Benjamin Segal

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Benjamin Segal

Conflict of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts could include, for example, conflicts in the allocation of investment opportunities and aggregated trading. The sub-adviser has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Compensation

A portion of the compensation paid to the portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio manager is paid a base salary that is not dependent on performance. The portfolio manager also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual’s willingness to work with the marketing and sales groups; (ii) his effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio manager’s compensation packages, including: (i) whether the manager was a partner/principal of NB prior to Neuberger Berman Inc.’s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Ownership of Securities

As of October 31, 2009, the portfolio manager did not beneficially own any equity securities in the fund.

Transamerica Oppenheimer Developing Markets

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Justin Leverenz

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Justin Leverenz

Transamerica Oppenheimer Small- & Mid-Cap Value

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

John Damian

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
John Damian

Conflict of Interest

As indicated above, the portfolio manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the fund. That may occur whether the investment strategies of the other funds or accounts are the same as, or different from, the fund’s investment objectives and strategies. For example the portfolio manager may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the fund. Not all funds and accounts advised by the portfolio manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the portfolio manager than the fee structure of the fund, the portfolio manager could have an incentive to favor the other fund or account. However, the sub-adviser’s compliance procedures and Code of Ethics recognize the portfolio manager’s fiduciary obligations to treat all of his clients, including the fund, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the fund’s portfolio manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the fund.

Compensation

As of October 31, 2009, the portfolio manager is employed and compensated by the sub-adviser, not the fund. Under the sub-adviser’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the sub-adviser. This is intended to align the portfolio managers and analysts’ interests with the success of the funds and accounts and their shareholders. The portfolio manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the sub-adviser’s holding company parent. Senior portfolio managers may also be eligible to participate in the sub-adviser’s deferred compensation plan. To help the sub-adviser attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the sub-adviser and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to Transamerica Oppenheimer Developing Markets is Lipper – Emerging Markets funds. The Lipper benchmark with respect to Transamerica Oppenheimer Small- & Mid-Cap Value is Lipper – Mid Cap Value Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio manager’s compensation is not based on the total value of the fund’s portfolio assets, although the fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the portfolio manager. The compensation structure of the other funds and accounts managed by the portfolio manager is the same as the compensation structure of the fund, described above.

Ownership of Securities

As of October 31, 2009, the portfolio managers did not beneficially own any equity securities in the funds.

Transamerica PIMCO Real Return TIPS

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Mihir Worah

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Mihir Worah

Transamerica PIMCO Total Return

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Chris P. Dialynas

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Chris P. Dialynas

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the funds, track the same index a fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the funds. The other accounts might also have different investment objectives or strategies than the funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a fund. Because of their positions with the funds, the portfolio managers know the size, timing and possible market impact of a fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the funds and such other accounts on a fair and equitable basis over time.

Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Ownership of Securities

As of October 31, 2009, the respective portfolio managers were not beneficial owners of shares of a fund that they managed.

Transamerica Schroders International Small Cap

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Matthew Dobbs

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Matthew Dobbs

Conflict of Interest

Whenever the portfolio manager of the fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the fund may be seen itself to constitute a conflict with the interest of the fund.

The portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. At Schroders, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Certain of these accounts may pay a performance fee, and portfolio managers may have an incentive to allocate investment to these accounts.

Schroders manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors. Schroders has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

The structure of the portfolio manager’s compensation may give rise to potential conflicts of interest. Each portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

Schroders fund managers are paid in a combination of base salary and annual bonus, as well as the standard retirement, health, and welfare benefits available to all of our employees. Certain of the most senior managers also participate in a long-term incentive program.

Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure that Schroders is paying competitively. The base salary is subject to an annual review, and will increase if market movements make this necessary and/or if there has been an increase in the employee’s responsibilities. At more senior levels, base salaries tend to move less as the emphasis is increasingly on the discretionary bonus.

Bonuses for fund managers, including Mr. Dobbs, may be comprised of an agreed contractual floor and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by the firm globally. Schroders then assess the performance of the division and of the team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of our clients. For individual fund managers, Schroders assess the performance of their funds relative to competitors and to the relevant benchmarks over one and three year periods, the level of funds under management, and the level of performance fees generated. Schroders also reviews “softer” factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation.

For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroders’ funds. These deferrals vest over a period of three years and ensure that the interests of the employee are aligned with those of the shareholder and with those of investors. Over recent years, Schroders has increased the level of deferred awards and as a consequence these key employees have an increasing incentive to remain with Schroders as their store of unvested awards grows over time.

For the purposes of determining the portfolio manager’s bonus, the relevant external benchmarks for performance comparison includes a blend of international small cap benchmarks.

Ownership of Securities

As of October 31, 2009, the portfolio manager was not a beneficial owner of shares of the fund.

Transamerica Balanced

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Gary U. Rollé (lead equity)
Greg D. Haendel (lead fixed-income)
Derek S. Brown (co-fixed-income)
Edward S. Han (co-equity)
John J. Huber (co-equity)
Peter O. Lopez (co-fixed-income)
Erik U. Rollé (co-equity)
Brian W. Westhoff (co-fixed-income)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Gary U. Rollé (lead equity)
Greg D. Haendel (lead fixed-income)
Derek S. Brown (co-fixed-income)
Edward S. Han (co-equity)
John J. Huber (co-equity)
Peter O. Lopez (co-fixed-income)
Erik U. Rollé (co-equity)
Brian W. Westhoff (co-fixed-income)

Transamerica Diversified Equity

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Gary U. Rollé (lead)
Kirk R. Feldhus (co)
Thomas E. Larkin, III (co)
John D. Lawrence (co)
Peter O. Lopez (co)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Gary U. Rollé (lead)
Kirk R. Feldhus (co)
Thomas E. Larkin, III (co)
John D. Lawrence (co)
Peter O. Lopez (co)

Transamerica Equity

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Gary U. Rollé (lead)
Edward S. Han (co)
John J. Huber (co)
Peter O. Lopez (co)
Erik U. Rollé (co)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Gary U. Rollé (lead)
Edward S. Han (co)
John J. Huber (co)
Peter O. Lopez (co)
Erik U. Rollé (co)

Transamerica Flexible Income

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Brian W. Westhoff (lead)
Kirk J. Kim (lead)
Peter O. Lopez (lead)
Derek S. Brown (co)
Greg D. Haendel (co)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Brian W. Westhoff (lead)
Kirk J. Kim (lead)
Peter O. Lopez (lead)
Derek S. Brown (co)
Greg D. Haendel (co)

Transamerica Focus
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Edward S. Han (co)
Kirk J. Kim (co)
Joshua D. Shaskan (co)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Edward S. Han (co)
Kirk J. Kim (co)
Joshua D. Shaskan (co)

Transamerica Growth Opportunities
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Edward S. Han (lead)
John J. Huber (lead)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Edward S. Han (lead)
John J. Huber (lead)

Transamerica Money Market
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Greg D. Haendel (lead)
Patty Arrieta-Morales (co)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Greg D. Haendel (lead)
Patty Arrieta-Morales (co)

Transamerica Short-Term Bond
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Greg D. Haendel (lead)
Derek S. Brown (co)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Greg D. Haendel (lead)
Derek S. Brown (co)

Transamerica Small/Mid Cap Value
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Jeffrey J. Hoo (lead)
Joshua D. Shaskan (co)
Thomas E. Larkin (co)

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jeffrey J. Hoo (lead)
Joshua D. Shaskan (co)
Thomas E. Larkin (co)

Conflict of Interest

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Funds, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its board of directors. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable. As of October 31, 2009, TIM did not foresee any conflict of interest in the management of the funds.

Compensation

TIM portfolio managers, including members of the executive team, are remunerated with a combination of base salary, performance-based bonus and ownership interest. The overall compensation structure is reviewed annually for market competitiveness as compared to its industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of objective and subjective components further described below:

80% Objective — portfolio performance-based calculation:

Performance-Based Calculation: Portfolio performance-based calculation is based on relative rankings of track record and return formula criteria. The objective component will consider such items as weighting of multiple portfolio responsibilities, portfolio performance upon assignment, length of time managing portfolio, determination of appropriate client-guided benchmarks, etc., and will be determined by the TIM Compensation Committee and communicated to Portfolio Managers by the end of the first quarter of each plan year.

Track Record Ownership: Only a stated lead Portfolio Manager or co-Portfolio Manager will be eligible to use the fund or product for bonus purposes. Lead Portfolio Managers and co-Portfolio Managers, for compensation purposes, will be determined by the TIM Compensation Committee and approved by the TIM Board. Eligibility will be determined by the end of the first quarter of each plan year and communicated to the Portfolio Managers.

Universe Determination: The TIM Compensation Committee is responsible for determining the universes to be used for evaluating the rankings for each Portfolio Manager. The universes will be determined by the end of the first quarter of each plan year and communicated to the Portfolio Managers. Rankings will include the higher of two Institutional universes and two Retail universes, each weighted at 50%.

20% Subjective — portfolio performance-based calculation:

The subjective rating will be based upon additional contributions to the firm as a whole and consistent with responsibilities identified in position descriptions. Factors taken into consideration may include, but are not limited to:

•	Sales and marketing efforts to increase the firm’s assets

•	Leadership efforts to promote the development and training of junior investment staff members

•	Accountability; Productivity; Initiative; Job Knowledge; Teamwork; Decision-Making; Work Ethic; Integrity; Adaptability; Communications;

•	General Leadership competencies and managerial duties outside of core responsibility as determined by management.

Subjective considerations will be recommended by the Portfolio Manager’s supervisors and submitted to the TIM Compensation Committee for review and determination.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

Ownership of Securities

As of October 31, 2009, none of the portfolio managers beneficially owned shares in the respective funds.

Transamerica Third Avenue Value
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Curtis Jensen
Yang Lie
Kathleen Crawford

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Curtis Jensen
Yang Lie
Kathleen Crawford

* Ms. Lie manages six accounts totaling over $1 million in a personal capacity and receives no advisory fee for these accounts. Mr. Jensen manages four accounts totaling over $1 million in a personal capacity and receives no advisory fee for these accounts.

Conflict of Interest

Circumstances may arise under which Third Avenue Management LLC’s (the “Adviser”) determines that, while it would be both desirable and suitable that a particular security or other investment be purchased or sold for the account of more than one of its client accounts, there is a limited supply or demand for the security or other investment. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized by the portfolio. The Adviser has adopted policies and procedures to monitor and manage these potential conflicts of interest to protect its clients’ interests.

Compensation

As of October 31, 2009, each portfolio manager receives a fixed base salary and a cash bonus, payable each year. A portion of the bonus is deferred, pursuant to a deferred compensation plan of the Sub-Adviser. The bonus is determined in the discretion of senior management of the Sub-Adviser, and is based on a qualitative analysis of several factors, including the profitability of the Sub-Adviser and the contribution of the individual employee.

Ownership of Securities

As of October 31, 2009, none of the portfolio managers beneficially owned any equity securities in the fund.

Transamerica Thornburg International Value

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Williams V. Fries
Wendy Trevisani
Lei Wang

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Williams V. Fries
Wendy Trevisani
Lei Wang

Conflicts of Interest

Most investment advisers and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a fund’s investments and the manager’s management of other accounts. These conflicts could include:

− Allocating a favorable investment opportunity to one account but not another.

− Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

− Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

− Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

Thornburg has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the fund’s investments and the manager’s management of other accounts. Thornburg has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Compensation

The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager also owns equity shares in Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, multiple year historical total return of accounts managed by the manager, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Ownership of Securities

As of October 31, 2009, none of the portfolio managers beneficially owned any equity securities in the fund.

Transamerica UBS Large Cap Value
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Thomas Cole
John Leonard
Thomas Digenan
Scott Hazen

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Thomas Cole
John Leonard
Thomas Digenan
Scott Hazen

Conflict of Interest

The portfolio management team’s management of the fund and other accounts could result in potential conflicts of interest if the fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the fund. The portfolio management team manages the fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The sub-adviser manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the sub-adviser has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The sub-adviser and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

Compensation

The compensation received by the portfolio managers at UBS Global Asset Management, including the funds’ portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, risk measured, performance-oriented culture. Overall compensation can be grouped into three categories:

•	A fixed component - base salary and benefit - reflecting an individual’s skills and experience,

•

Variable cash compensation, which is determined annually on a discretionary basis and is correlated with the performance of UBS, UBS Global Asset Management, the respect asset class, investment strategy, function and an individual’s (financial and non-financial) contribution to UBS Global Asset Management’s results, and

•	A variable equity component that reinforces the critical importance of creating long-term business value whilst serving as an effective retention tool as shares typically vest over a number of years.

Portfolio manager’s variable compensation is tied to the performance of relevant client portfolios/funds. For analysts, variable compensation is, in general, tied to the performance of some combination of model and/or client/fund portfolios, generally evaluated over multiple-year periods and coupled with a qualitative assessment of their contribution. This ensures that the interests of the investment professionals are aligned with those of clients.

UBS is committed to the principle of employee share ownership, believing accountability for decisions and actions is encouraged through equity-based awards that vest and/or become unrestricted over time. Positions with a large scope of responsibility and a significant potential impact on the firm have higher equity exposure. UBS also has stringent share ownership requirements for senior executives.

A number of equity ownership plans are available to UBS employees, which vary by rank, performance and location. These plan rules may be amended from time to time in all or some jurisdictions. Some of these plans include:

Equity Plus Plan (Equity Plus): Equity Plus is a voluntary plan that provides employees with an opportunity to purchase UBS shares at fair market value and generally receive, at no additional cost, two UBS options for each share purchased, up to a maximum annual limit. Shares purchased under Equity Plus are restricted from sale for two years from the date of purchase and the options are forfeitable in certain circumstances. The options have a strike price equal to the fair market value of a UBS share on the date the option is granted, a two-year vesting period and generally expire ten years from the date of grant.

Equity Ownership Plan (EOP): Selected employees receive between 10% and 45% of their annual performance-related compensation in UBS shares or notional shares instead of cash on a mandatory basis. A small proportion of EOP awards is granted over Alternative Investment Vehicles (AIVs) to reflect the performance of certain funds. EOP awards generally vest in one-third increments over a three year vesting period and are forfeitable in certain circumstances.

Key Employee Stock Appreciation Rights Plan (KESAP) and Key Employee Stock Option Plan (KESOP): Key and high potential employees are granted discretionary UBS options or stock appreciation rights with a strike price not less than the fair market value of a UBS share on the date the option or stock appreciation right is granted. The options or stock appreciation rights have a three-year vesting period, are forfeitable in certain circumstances and generally expire ten years from the date of grant.

Ownership of Securities

As of October 31, 2009, none of the portfolio managers beneficially owned any equity securities in the fund.

Transamerica Van Kampen Emerging Markets Debt

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Abigail McKenna
Eric Baurmeister
Federico Kaune

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Abigail McKenna
Eric Baurmeister
Federico Kaune

Transamerica Van Kampen Mid-Cap Growth and Transamerica Van Kampen Small Company Growth

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Dennis Lynch
David Cohen
Sandeep Chainani
Jason Yeung
Alexander Norton
Armistead Nash

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dennis Lynch
David Cohen
Sandeep Chainani
Jason Yeung
Alexander Norton
Armistead Nash

Conflict of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the sub-adviser may receive fees from certain accounts that are higher than the fee it receives from the fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the fund. In addition, a conflict of interest could exist to the extent the sub-adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the sub-adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the sub-adviser manages accounts that engage in short sales of securities of the type in which the fund invests, the sub-adviser could be seen as harming the performance of the fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The sub-adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation

TAM pays MSIM Inc. a fee based on the assets under management of each fund as set forth in an investment sub-advisory agreement between MSIM Inc. and TAM. MSIM Inc. pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to each fund. The following information relates to the period ended October 31, 2009.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

- CASH BONUS;

- MORGAN STANLEY’S LONG-TERM INCENTIVE COMPENSATION AWARDS — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions;

- INVESTMENT MANAGEMENT ALIGNMENT PLAN (IMAP) AWARDS — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the fund;

- VOLUNTARY DEFERRED COMPENSATION PLANS — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

- Contribution to the business objectives of the Sub-Adviser.

- The dollar amount of assets managed by the portfolio manager.

- Market compensation survey research by independent third parties.

- Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Ownership of Securities

As of October 31, 2009, Abigail McKenna, Eric Baurmeister and Federico Kaune, the portfolio managers of Transamerica Van Kampen Emerging Markets Debt, did not own any shares in the fund.

As of October 31, 2009, Dennis Lynch, David Cohen, Sandeep Chainani, Armistead Nash, Jason Yeung and Alexander Norton, the portfolio managers of Transamerica Van Kampen Mid-Cap Growth and Transamerica Van Kampen Small Company Growth, did not own any shares in the funds.

Transamerica WMC Emerging Markets

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Vera M. Trojan

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Vera M. Trojan

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the fund (“Portfolio Manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the fund. The Portfolio Manager makes investment decisions for each account, including the fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the fund. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation

Wellington Management receives a fee based on the assets under management of the fund as set forth in the Investment Sub-advisory Agreement between Wellington Management and TAM on behalf of the fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the fund. The following information relates to the fiscal year ended October 31, 2009.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio Manager includes a base salary and incentive components. The base salary for the Portfolio Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund and generally each other account managed by the Portfolio Manager. The Portfolio Manager’s incentive payment relating to the fund is linked to the gross pre-tax performance of the fund compared to the MSCI Emerging Markets Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on her overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Ms. Trojan is a partner of the firm.

Ownership of Securities

As of October 31, 2009, the portfolio manager did not beneficially own any equity securities in the fund.

APPENDIX C

MORE ON STRATEGIES AND RISKS

ASSET ALLOCATION FUNDS AS INVESTORS

Some of the funds described in this prospectus are offered for investment to strategic asset allocation funds. These strategic asset allocation funds may own a significant portion of the assets of the funds. Transactions by the strategic allocation funds, such as rebalancings or redemptions, may be disruptive to a fund. Redemptions by one or more strategic allocation funds also may have the effect of rendering a fund too small effectively to pursue its investment goal, and may also increase the fund’s expenses, perhaps significantly.

DIVERSIFICATION

The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund’s assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. All of the funds, except Transamerica BlackRock Natural Resources, Transamerica Clarion Global Real Estate Securities, Transamerica First Quadrant Global Macro, Transamerica Focus, Transamerica JPMorgan International Bond, Transamerica PIMCO Real Return TIPS, Transamerica Third Avenue Value and Transamerica Van Kampen Emerging Markets Debt, qualify as diversified funds under the 1940 Act (although the asset allocation funds qualify as diversified funds under the 1940 Act, certain of the underlying funds in which they invest do not).

Transamerica BlackRock Natural Resources, Transamerica Clarion Global Real Estate Securities, Transamerica First Quadrant Global Macro, Transamerica Focus, Transamerica JPMorgan International Bond, Transamerica PIMCO Real Return TIPS, Transamerica Third Avenue Value and Transamerica Van Kampen Emerging Markets Debt each reserves the right to become a diversified investment company (as defined by the 1940 Act).

ASSET ALLOCATION FUNDS

The asset allocation funds’ Portfolio Construction Manager allocates each asset allocation fund’s assets among underlying funds. These allocations may not be successful. For example, the underlying funds may underperform other funds or investment options, or an asset allocation fund may be underweighted in underlying funds that are enjoying significant returns and overweighted in underlying funds that are suffering from significant declines.

UNDERLYING FUNDS

An asset allocation fund’s ability to achieve its objective depends largely on the performance of the underlying funds in which it invests, a pro rata portion of whose operating expenses the asset allocation fund bears. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, each asset allocation fund is subject indirectly to all the risks associated with its underlying funds. These risks include the risks described herein. In addition, an asset allocation fund may own a significant portion of the shares of the underlying funds in which it invests. Transactions by an asset allocation fund may be disruptive to the management of these underlying funds, which may experience large inflows or redemptions of assets as a result. An asset allocation fund’s investments may have an impact on the operating expenses of the underlying funds and may generate or increase the levels of taxable returns recognized by the asset allocation fund or an underlying fund.

INVESTING IN COMMON STOCKS

Stocks may be volatile – their prices may go up and down dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of a fund’s investments will go up and down.

INVESTING IN PREFERRED STOCKS

Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. Preferred stocks may pay fixed or adjustable rates of return. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.

INVESTING IN CONVERTIBLE SECURITIES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company’s common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., the risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary or for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

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CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

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LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

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DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond’s term; and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

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DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody’s Investors Service (“Moody’s”) and Standard & Poors Ratings Group (“S&P”). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond’s rating. This is virtually certain to cause the bond to drop in price.

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LOW QUALITY. High-yield/high-risk securities (commonly known as “junk bonds”) have greater credit risk; are more sensitive to interest rate movements; are considered more speculative; have a greater vulnerability to economic changes, subject to greater price volatility; and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High-yield securities are not generally meant for short-term investing.

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LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, or if the bond is a type of investment that falls out of favor with investors, the market demand for it may “dry up.” In that case, the bond may be hard to sell or “liquidate” (convert to cash). Please see Appendix D for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

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CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency’s value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country’s overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (“ADRs”) and American Depositary Shares (“ADSs”). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADRs or ADSs. The fund may incur costs when it converts other currencies into dollars, and vice-versa.

■	CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. A fund’s investments in foreign currency-denominated securities may reduce the returns of the fund.

■	DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

■	LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

■	LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

■	MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

■	LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

■	SETTLEMENT DELAYS. “Settlement” is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

■	HIGHER CUSTODIAL CHARGES. Fees charged by the fund’s custodian for holding shares are higher for foreign securities than those of domestic securities.

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VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

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POLITICAL OR FINANCIAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

■	DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open, and asset values can change before a transaction occurs.

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CURRENCY HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund’s currency exposure from one currency to another removes the fund’s opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser’s projection of future exchange rates is inaccurate.

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EMERGING MARKETS RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging markets countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid, more difficult to value and more volatile than investments in developed countries. In addition, a fund investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts involve additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and a fund may incur substantial losses.

Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions; and, therefore, they are less liquid investment than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal that it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

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MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

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CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

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LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to sell. Although most of the fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by the fund, particularly during periods of market turmoil. When the fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the fund is forced to sell these investments to meet redemptions or for other cash needs, the fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

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LEVERAGE RISK. When the fund engages in transactions that have a leveraging effect on the fund’s portfolio, the value of the fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. The fund may take on leveraging risk by, among other things, engaging in derivative, when-issued, delayed-delivery, forward commitment or forward roll transactions or reverse repurchase agreements. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

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LACK OF AVAILABILITY. Suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

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MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a fund’s interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, the can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mis-pricing or improper valuation of derivatives and the lack of correlation with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund’s use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments may reflect a combination of the risks of investing in securities, derivatives, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a fund to leverage risks or carry liquidity risks.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund’s securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund’s limitations on investing in illiquid securities. If a fund’s manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN FIXED-INCOME INSTRUMENTS

Some funds invest in “Fixed-Income Instruments,” which include, among others:

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securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, including issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise (“U.S. Government Securities”);

■	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

■	mortgage-backed and other asset-backed securities;

■	inflation-indexed bonds issued both by governments and corporations;

■	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

■	delayed funding loans and revolving credit facilities;

■	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

■	repurchase agreements and reverse repurchase agreements;

■	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

■	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

■	obligations of international agencies or supranational entities.

The value of fixed-income securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

■	market risk: fluctuations in market value

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interest rate risk: the value of a fixed-income security generally decreases as interest rates rise. This may also be the case for dividend paying stocks. Increases in interest rates may cause the value of your investment to go down. The longer the maturity or duration, the more sensitive the value of a fixed-income security is to fluctuations in interest rates

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prepayment or call risk: declining interest rates may cause issuers of securities held by the fund to pay principal earlier than scheduled or to exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities

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extension risk: rising interest rates may result in slower than expected principal prepayments, which effectively lengthens the maturity of affected securities, making them more sensitive to interest rate changes

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default or credit risk: issuers (or guarantors) defaulting on their obligations to pay interest or return principal, being perceived as being less creditworthy or having a credit rating downgraded, or the credit quality or value of any underlying asset declines. The fund may incur expenses to protect the fund’s interest in securities experiencing these events. If the fund invests in securities that are subordinated to other securities, or which represent interests in pools of such subordinated securities, those investments may be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, the fund’s sub-adviser will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if an issuer of such a security has difficulty meeting its obligations, the fund may become the holder of a restructured security or of underlying assets. In that case, the fund may become the holder of securities or other assets that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Some funds also may invest in derivatives based on fixed-income instruments.

SOVEREIGN DEBT

Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or it may ask for forgiveness of interest or principal on its existing debt. On the other hand, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There may be no established legal process for a U.S. bondholder (such as the fund) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

INVESTING IN STRUCTURED SECURITIES

Some funds may invest in various types of structured instruments, including securities that have demand, tender or put features, or interest rate rest features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued.

SUBORDINATION RISK

Some funds may invest in securities, such as certain structured securities or high-yield debt securities, which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

INVESTING IN DISTRESSED SECURITIES

Certain funds may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments).

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The funds treat demand instruments as short-term securities because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies, particularly developing companies, generally are subject to more volatility in price than larger company securities. Smaller companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN SMALL, UNSEASONED COMPANIES

Small, unseasoned companies are described as companies that have been in operation less than three years, including the operations of any predecessors. These securities might have limited liquidity and their prices may be very volatile.

INVESTING IN PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies or government-related fluctuation organizations, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Mortgage-related securities are subject to special risks. The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to the fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by the fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. The fund’s investments in mortgage-related securities are also exposed to prepayment or call risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. This is known as extension risk.

INVESTING IN ASSET-BACKED SECURITIES

Some funds may purchase asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-related securities described above, except that asset-backed securities may be backed by non-real-estate loans, leases or receivables such as auto, credit card or home equity loans.

INVESTING IN REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

■	declining real estate value

■	risks relating to general and local economic conditions

■	over-building

■	increased competition for assets in local and regional markets

■	increases in property taxes

■	increases in operating expenses or interest rates

■	change in neighborhood value or the appeal of properties to tenants

■	insufficient levels of occupancy

■	inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by management of insurance risks, adequacy of financing available in capital markets, management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

INVESTING IN REAL ESTATE INVESTMENT TRUSTS (“REITS”)

Equity REITs can be affected by any changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

INVESTING IN OTHER INVESTMENT COMPANIES

To the extent that a fund, including an asset allocation fund, invests in other investment companies, including exchange-traded funds, it bears its pro rata share of these investment companies’ expenses and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

INVESTING IN EXCHANGE-TRADED FUNDS (“ETFS”)

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

INVESTING IN LOANS

Certain funds may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

INVESTING IN ASSET-BASED SECURITIES-NATURAL RESOURCES

Asset-based securities are fixed income securities whose value is related to the market price of a certain natural resource, such as a precious metal. Although the market price of these securities is expected to follow the market price of the related resource, there may not be perfect correlation.

If an asset-based security is backed by a bank letter of credit or other similar facility, the fund sub-adviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because no fund presently intends to invest directly in natural resource assets, a fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

There are special risks associated with certain types of natural resource assets that will also affect the value of asset-based securities related to those assets. For example, prices of precious metals and of precious metal related securities historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Certain funds may invest in the equity securities of companies that explore for, extract, process or deal in precious metals (e.g., gold, silver and platinum), and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

SWAPS AND SWAP-RELATED PRODUCTS

A fund’s sub-adviser may enter into swap transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its fund. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

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COMMODITY SWAPS. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

■

INTEREST RATE SWAPS. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian. If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund’s sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

ILLIQUID AND RESTRICTED/144A SECURITIES

Certain funds may invest in illiquid securities (i.e., securities that are not readily marketable). In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the “1933 Act”). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act established a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a fund could, however, adversely affect the marketability of such security and the fund might be unable to dispose of such security promptly or at reasonable prices.

INVESTING IN MASTER LIMITED PARTNERSHIPS

Holders of MLP units have limited control and voting rights, similar to those of a limited partner. An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns. MLPs may, for tax purposes, affect the character of the gain and loss realized by a fund and affect the holding period of a fund’s assets.

INVESTING IN SPECIAL SITUATIONS

Certain funds may invest in “special situations” from time to time. Special situations arise when, in the opinion of a fund manager, a company’s securities may be undervalued, then potentially increase considerably in price, due to:

■	a new product or process;

■	a management change;

■	a technological breakthrough;

■	an extraordinary corporate event; or

■	a temporary imbalance in the supply of, and demand for, the securities of an issuer.

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund’s investment in a situation.

TAX-EFFICIENT MANAGEMENT

Certain sub-advisers strive to manage certain of the funds in a tax-efficient manner. Each relevant fund seeks to minimize capital gains distributions through its investment strategy. To do so, sub-advisers generally seek to follow the following strategies:

(1)

Whenever the sub-adviser intends to make a sale, the sub-adviser will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss that can be taken in another stock where the sale also makes economic sense.

(2)

When taxable dividends and interest accumulates, the sub-adviser looks for short term losses to take to offset the income. In either case, the sub-adviser tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee an attempt to manage a fund portfolio in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager’s ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in a fund’s prospectus or SAI, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry other than U.S. Government securities and its agencies (although the asset allocation funds may invest in underlying funds that may concentrate their investments in a particular industry). In addition, to the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

Certain funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

IPOs

Initial public offerings (“IPOs”) are subject to specific risks which include, among others:

■	high volatility;

■	no track record for consideration;

■	securities may be illiquid; and

■	earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INTERNET OR INTRANET SECTOR RISK

Certain funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly sensitive to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of such funds’ shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

A short sale may be effected by selling a security that the fund does not own. In order to deliver the security to the purchaser, the fund borrows the security, typically from a broker-dealer or an institutional investor. The fund later closes out the position by returning the security to the lender. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund’s use of short sales in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the fund held only long positions. The fund may be unable to close out a short position at an acceptable price, and may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. Short selling involves higher transaction costs than typical long-only investing.

A short sale may also be effected “against the box” if, at all times when the short position is open, the fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that the fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, the fund would forego the potential realization of the increased value of the shares sold short.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the funds’ Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds’ SAI.

GEOGRAPHIC CONCENTRATION

Because a fund may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, a fund’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

INFLATION

A fund is subject to the risk that the value of assets or income from the fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the value of the fund’s assets can decline, as can the value of the fund’s distributions. This risk is more pronounced for funds that invest a substantial portion of their assets in fixed-income securities with longer maturities.

APPENDIX D

BOND RATINGS

BRIEF EXPLANATION OF RATING CATEGORIES

	Bond Rating	Explanation

Standard & Poor’s Corporation	AAA	Highest rating; extremely strong capacity to pay principal and interest.

	AA	High quality; very strong capacity to pay principal and interest.

	A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB

Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

BB, B, and CCC, CC, C

Predominantly speculative with respect to the issuer’s capacity to meet required interest and principal payments. BB — lowest degree of speculation; C — the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

	D	In default.

Plus (+) or Minus (–) — The ratings from “AA” to “BBB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Unrated — Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Moody’s Investors Service, Inc.	Aaa	Highest quality, smallest degree of investment risk.

	Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.

	A	Upper-medium grade obligations; many favorable investment attributes.

Baa

Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

	Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

	B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

	Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.

	Ca	Speculative in a high degree; could be in default or have other marked shortcomings.

	C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Note: Moody’s appends numerical modifiers “1”, “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Unrated — Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Fitch, Inc.	AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. “CCC” ratings indicate that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% – 100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50% – 90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Plus (+) or Minus (–) — may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA category, to categories below CCC, or to short-term ratings.

Unrated — Indicates that Fitch does not rate the issuer or issue in question.

Short-Term Credit Ratings — A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

Withdrawal may occur if the information available is inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as Evolving.

The above is a brief summary of the ratings used by Moody’s, Standard & Poor’s and Fitch. This information does not purport to be a complete description of the ratings and is based on information from their websites. The ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

TRANSAMERICA FUNDS

OTHER INFORMATION
PART C

Item 23	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust (23)

(b)	By-laws (23)

(c)	Not Applicable

(d)	(1)	Investment Advisory Agreements

		(a)	Transamerica Flexible Income (23)

		(b)	Transamerica Jennison Growth (15)

		(c)	Transamerica AEGON High Yield Bond (15)

(i) Amendment dated 11/13/09 (31)

		(d)	Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap) (20)

(i) Amendment dated 11/6/09 (31)

		(e)	Transamerica Growth Opportunities and Transamerica Equity (19)

(i) Amendment dated 11/13/09 (31)

		(f)	Transamerica MFS International Equity (24)

(i) Amendment dated 8/1/09 (31)

(g)

Transamerica Money Market, Transamerica PIMCO Total Return, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, and Transamerica Multi-Manager International Portfolio (20)

		(h)	Transamerica Clarion Global Real Estate Securities and Transamerica PIMCO Real Return TIPS (15)

(i) Amendment dated 7/1/09 (31)

		(i)	Transamerica Balanced (11)

(i) Amendment dated 11/13/09 (31)

(j)

Transamerica JPMorgan Mid Cap Value, Transamerica BlackRock Large Cap Value, Transamerica Short-Term Bond, Transamerica UBS Large Cap Value, Transamerica Van Kampen Emerging Markets Debt and Transamerica Van Kampen Small Company Growth (23)

(k)

Transamerica AllianceBernstein International Value, Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica JPMorgan International Bond, Transamerica Federated Market Opportunity and Transamerica BlackRock Global Allocation (23)

		(l)	Transamerica Van Kampen Mid-Cap Growth (20)

		(m)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)

		(n)	Transamerica Loomis Sayles Bond, Transamerica BNY Mellon Market Neutral Strategy, Transamerica BlackRock Natural Resources and Transamerica Multi-Manager Alternative Strategies Portfolio (19)

		(o)	Transamerica Schroders International Small Cap (23)

		(p)	Transamerica Thornburg International Value and Transamerica WMC Emerging Markets (27)

		(q)	Transamerica Managed Payout Portfolio (to be filed by amendment)

		(r)	Transamerica JPMorgan Core Bond (29)

		(s)	Transamerica Diversified Equity (31)

		(t)	Transamerica First Quadrant Global Macro (31)

	(2)	Sub-Advisory Agreements

		(a)	Transamerica Flexible Income (20)

		(b)	Transamerica AEGON High Yield Bond (15)

(i) Amendment dated 11/13/09 (31)

		(c)	Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap) (31)

(i) Amendment dated 11/6/09 (31)

1

			(d)	Transamerica Growth Opportunities and Transamerica Equity (19)

			(e)	Transamerica Jennison Growth (20)

			(f)	Transamerica Money Market (5)

			(g)	Transamerica PIMCO Total Return (5)

(i) Amendment dated 7/1/09 (31)

			(h)	Transamerica Clarion Global Real Estate Securities (15)

			(i)	Transamerica PIMCO Real Return TIPS (9)

(i) Amendment dated 7/1/09 (31)

			(j)	Transamerica Small/Mid Cap Value (10)

			(k)	Transamerica Balanced (11)

			(l)	Transamerica JPMorgan Mid Cap Value (12)

			(m)	Transamerica BlackRock Large Cap Value and Transamerica BlackRock Global Allocation (19)

			(n)	Transamerica Short-Term Bond (12)

			(o)	Transamerica UBS Large Cap Value (20)

			(p)	Transamerica Van Kampen Emerging Markets Debt and Transamerica Van Kampen Small Company Growth (20)

			(q)	Transamerica AllianceBernstein International Value (15)

			(r)	Transamerica Neuberger Berman International (29)

			(s)	Transamerica Oppenheimer Developing Markets (23)

			(t)	Transamerica JPMorgan International Bond (14)

			(u)	Transamerica Federated Market Opportunity (23)

			(v)	Transamerica Van Kampen Mid-Cap Growth (20)

(w)

Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio - Morningstar Asset Allocation Management Agreement Amendment (19)

(i) Transamerica Managed Payout Portoflio - Morningstar Asset Allocation Management Agreement Amendment (to be filed by amendment)

			(x)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)

			(y)	Transamerica MFS International Equity (16)

(i)				(i) Amendment dated 8/1/09 (31)

			(z)	Transamerica Loomis Sayles Bond (19)

			(aa)	Transamerica BNY Mellon Market Neutral Strategy (19)

			(bb)	Transamerica BlackRock Natural Resources (19)

			(cc)	Transamerica Third Avenue Value (19)

			(dd)	Transamerica Schroders International Small Cap (23)

			(ee)	Transamerica Thornburg International Value (27)

(a) Amendment dated January 1, 2009 (28)

			(ff)	Transamerica WMC Emerging Markets (27)

			(gg)	Transamerica JPMorgan Core Bond (29)

			(hh)	Transamerica Diversified Equity (31)

			(ii)	Transamerica First Quadrant Global Macro (31)

	(e)	(1)	Underwriting Agreement (23)

			(a)	Amended Schedule I dated November 13, 2009 (31)

			(b)	Amended Schedule I dated November 30, 2009 (32)

		(2)	Dealer’s Sales Agreement (32)

		(3)	Service Agreement (4)

		(4)	Wholesaler’s Agreement (3)

	(f)	Amended and Restated Board Members Deferred Compensation Plan dated May 1, 2008 (28)

	(g)	Custody Agreement (7)

		(1)	Amended Fee Schedule dated February 1, 2008 (28)

	(h)	(1)	Transfer Agency Agreement (1)

(a) Amended Fee Schedule dated July 1, 2008 (28)

(b) Amended Fee Schedule dated November 30, 2009 (to be filed by amendment)

		(2)	Administrative Services Agreement (7)

2

(a) Amendment to Administrative Services Agreement (13)

		(3)	Expense Limitation Agreement (9)

(a) Amendment and Schedules A and B dated November 13, 2009 (31)

(b) Amended Schedules A and B dated November 30, 2009 (32)

	(i)	Opinion and Consent of Counsel (31)

	(j)	n/a

	(k)	n/a

	(l)	Investment Letter from Sole Shareholder (2)

	(m)	Amended and Restated Plan of Distribution of the Registrant under Rule 12b-1 (23)

(a) Amended Schedule A dated November 13, 2009 (31)

(b) Amended Schedule A dated November 30, 2009 (32)

	(n)	Amended and Restated Plan for Multiple Classes of Shares dated as of November 30, 2009 (to be filed by amendment)

	(o)	Reserved

	(p)	Code of Ethics

		(1)	Joint Transamerica Funds and Transamerica Asset Management, Inc. (23)

SUB-ADVISERS

		(2)	AEGON USA Investment Management, LLC (26)

		(3)	Federated Equity Management Company of Pennsylvania (15)

		(4)	Transamerica Investment Management, LLC (15)

		(5)	Jennison Associates LLC (15)

		(6)	Pacific Investment Management Company LLC (15)

		(7)	ING Clarion Real Estate Securities (15)

		(8)	J.P. Morgan Investment Management Inc. (15)

		(9)	UBS Global Asset Management (Americas) Inc. (15)

		(10)	Morgan Stanley Investment Management Inc. (15)

		(11)	AllianceBernstein L.P. (15)

		(12)	Neuberger Berman Management LP (15)

		(13)	Oppenheimer Funds, Inc. LP (15)

		(14)	Morningstar Associates, LLC (15)

		(15)	Loomis, Sayles & Company, L.P. (17)

		(16)	BlackRock Investment Management, LLC (17)

		(17)	Franklin Portfolio Associates, LLC (19)

		(18)	Third Avenue Management LLC (17)

		(19)	MFS Investment Management (18)

		(20)	Schroder Investment Management North America Inc. (23)

		(21)	Thornburg Investment Management, Inc. (26)

		(22)	Wellington Management Company, LLP (26)

		(23)	First Quadrant, L.P. (31)

	(q)(1)	Powers of Attorney (22)

	(q)(2)	Power of Attorney for Sandra N. Bane (25)

	(q)(3)	Power of Attorney for David W. Jennings (30)

All exhibits filed previously are herein incorporated by reference

(1)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 033-02659).

(2)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 033-02659).

(3)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).

(4)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No.

3

033-02659).

(5)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 033-02659).

(6)	Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 033-02659).

(7)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 033-02659).

(8)	Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 033-02659).

(9)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).

(10)	Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 033-02659).

(11)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 033-02659).

(12)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 033-02659).

(13)	Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 033-02659).

(14)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 033-02659).

(15)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).

(16)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 033-02659).

(17)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 033-02659).

(18)	Filed previously with Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-04419).

(19)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).

(20)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).

(21)	Filed previously with Post-Effective Amendment No. 87 to Registration Statement on October 26, 2007 (File No. 033 02659).

(22)	Filed previously with Post-Effective Amendment No. 88 to Registration Statement on December 11, 2007 (File No. 033-02659).

(23)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).

(24)	Filed previously with Post-Effective Amendment No. 41 to Registrant Statement on December 15, 2000 (File No. 033-02659).

(25)	Filed previously with Post-Effective Amendment No. 91 to Registrant Statement on June 10, 2008 (File No. 033-02659).

(26)	Filed previously with Post-Effective Amendment No. 92 to Registrant Statement on June 12, 2008 (File No. 033-02659).

(27)	Filed previously with Post-Effective Amendment No. 93 to Registrant Statement on September 15, 2008 (File No. 033-02659).

(28)	Filed previously with Post-Effective Amendment No. 95 to Registrant Statement on February 27, 2009 (File No. 033-02659).

(29)	Filed previously with Post-Effective Amendment No. 97 to Registrant Statement on July 1, 2009 (File No. 033-02659).

(30)	Filed previously with Post-Effective Amendment No. 98 to Registrant Statement on August 7, 2009 (File No. 033-02659).

(31)	Filed previously with Post-Effective Amendment No. 105 to Registrant Statement on November 13, 2009 (File No. 033-02659).

(32)	Filed previously with Post-Effective Amendment No. 106 to Registrant Statement on November 30, 2009 (File No. 033-02659).

Item 24 Persons Controlled by or under Common Control with the Fund

          To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

4

Item 25 Indemnification

          Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26 Business and Other Connections of Investment Advisers

          Transamerica Asset Management, Inc. (“TAM”) is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples and Dennis P. Gallagher, directors of TAM, are described in the Statement of Additional Information under the section entitled “Management of the Fund.” Additionally, the following describes the principal occupations of other persons who serve as executive officers of TAM: Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer of TAM and Senior Vice President and Treasurer of Transamerica Fund Services, Inc. (“TFS”) and other related entities, Joseph Carusone, Senior Vice President of TAM and TFS and Rick Resnik, Senior Vice President and Chief Compliance Officer of TAM and Senior Vice President of TFS.

*     *     *

          AEGON USA Investment Management LLC (“AUIM”), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to Transamerica AEGON High Yield Bond. Its managers and officers are:

MANAGERS:
David L. Blankenship
David M. Carney
Joel L. Coleman
Eric B. Goodman

OFFICERS:
Eric B. Goodman, President & Chief Investment Officer
Bradley J. Beman, Executive Vice President – Head of Fixed Income
David L. Blankenship, Executive Vice President and Chief Operating Officer
Josh E. Braverman, Executive Vice President
Kirk W. Buese, Executive Vice President – Private and Structured Finance
David M. Carney, Executive Vice President, Treasurer and Chief Financial Officer
Joel L. Coleman, Executive Vice President – Portfolio Management
Frank E. Collecchia, Executive Vice President
Daniel P. Fox, Executive Vice President – Risk Management
Mark E. Dunn, Senior Vice President
Robert Fitzsimmons, Senior Vice President
Kevin A. Giles, Senior Vice President – New Initiatives
David R. Halfpap, Senior Vice President
William L. Hurwitz, Senior Vice President
Calvin W. Norris, Senior Vice President
Eric C. Perry, Senior Vice President
Stephanie M. Phelps, Senior Vice President
James K. Schaeffer, Jr., Senior Vice President
Sarvjeev S. Sidhu, Senior Vice President
Michael B. Simpson, Senior Vice President
Jon L. Skaggs, Senior Vice President
Robert A. Smedley, Senior Vice President

5

Jeffrey A. Whitehead, Senior Vice President
John F. Bailey, Vice President
James K. Baskin, Vice President
Gregg A. Botkin, Vice President
James K. Cameron, Vice President
Martin Coppens, Vice President
Garry E. Creed, Vice President
Douglas A. Dean, Vice President
Bradley D. Doyle, Vice President
Cindy Eason-Manning, Vice President
Mark D. Evans, Vice President
Julie A. Franklin, Vice President
Scott P. Hassenstab, Vice President
William J. Henricksen, Vice President
David Hopewell, Vice President
Frederick B. Howard, Vice President
Karen E. Hufnagel, Vice President
Jon D. Kettering, Vice President
Stephen M. Lempa, Vice President
John D. Marcsik, Vice President
Angela S. Matson, Vice President
Jeremy S. Mead, Vice President
Steven P. Opp, Vice President
Christopher D. Pahlke, Vice President
Michael J. Parrish, Vice President
Mary T. Pech, Vice President
Greg A. Podhajsky, Vice President
Josua D. Prieskorn, Vice President
Stacey S. Rutledge, Vice President
Michael S. Smith, Vice President
J. Staley Stewart, Vice President
Debra R. Thompson, Vice President
Michael A. Urban, Vice President
Xueqing Wang, Vice President
Douglas A. Weih, Vice President
M. Christina Galligan, Assistant Vice President
Paul J. Houk, General Counsel and Secretary
Jessica L. Cole, Chief Compliance Officer
Clint L. Woods, Assistant Secretary
Daniel Seward, Assistant Treasurer
Stephanie Steele, Assistant Treasurer

*     *     *

          AllianceBernstein, LP (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to Transamerica AllianceBernstein International Value. Peter S. Kraus is Chairman of the Board and Chief Executive Officer; Christopher M. Condron, Lorie A. Slutsky, Dominique Carrel-Billiard, Henri De Castries, Denis Duverne, Richard S. Dziadzio, Deborah S. Hechinger, Weston M. Hicks, Nick Lane, A.W. (Pete) Smith, Jr., and Peter J. Tobin are Directors; Gerald M. Lieberman is President and Chief Operating Officer.

*     *     *

          BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as sub-adviser to Transamerica BlackRock Global Allocation, Transamerica BlackRock Large Cap Value and Transamerica BlackRock Natural Resources. Laurence Douglas Fink is Chief Executive Officer; Robert Steven Kapito is President and Vice Chairman; Anne Marie Petach is Chief Financial Officer; Robert Peter Connolly is General Counsel, Secretary and Managing Director; Henrey Gabbay is Managing Director and Chief Administrative Officer; Bartholomew Angelo Battista is Managing Director and Chief Compliance Officer; John Moran Patrick is Managing Director and Treasurer; and Laurence James Carolan and Kevin Michael Klingert are Managing Directors.

6

*     *     *

          Federated Equity Management Company of Pennsylvania (“Federated”), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as sub-adviser to Transamerica Federated Market Opportunity. It is a subsidiary of Federated Investors, Inc.

          Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $344 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Trustee and President – Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.; Trustee, Federated MDTA LLC.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

          The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

          The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

*     *     *

          First Quadrant, L.P. (“First Quadrant”), 800 East Colorado Blvd, Suite 900, Pasadena, Ca, 91101, serves as sub-adviser to Transamerica First Quadrant Global Macro. Ronnie M. Darnell is Chief Investment Officer and Limited Partner; Curtis J. Ketterer is Chief Operating Officer and Limited Partner; Christopher G. Luck is Director of Equity Portfolio Management and Limited Partner; Timothy S. Meckel is Client Service and Limited Partner; Kent C. Robers is Director of Marketing and Limited Partner; Kenneth R. Funk is Chief Compliance Officer and Director; Joel L. Brouwer is Chief Financial Officer and Director; Kenneth J. Ferguson is Co-Director and Limited Partner; Dori S. Levanoni is Co-Director and Limited Partner; and Jia Ye is Chief Investment Strategist and Director of Trading and Limited Partner.

*     *     *

          ING Clarion Real Estate Securities, LP (“Clarion”), 201 King of Prussia Road, Radnor, PA 19087, serves as sub-adviser for Transamerica Clarion Global Real Estate Securities. Its officers are: T. Ritson Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen J. Furnary, Executive Officer; Steven D. Burton, Executive Officer; and Joseph P. Smith, Executive Officer.

*     *     *

          Jennison Associates LLC (“Jennison”), the sub-adviser to Transamerica Jennison Growth, is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker dealers.

          The business and other connections of Jennison’s directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

7

NAME AND ADDRESS	Principal Occupation

Dennis M. Kass

Director, Chairman and Chief Executive Officer, Jennison. Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”).

Spiros Segalas	Director, President and Chief Investment Officer, Jennison.
Mehdi A. Mahmud	Director, Vice Chairman, Managing Director and Chief Operating Officer, Jennison.
Kathleen A. McCarragher	Director and Managing Director, Jennison.
Bernard B. Winograd Gateway Center Three, 15th Floor 100 Mulberry Street Newark, NJ 07102	Director, Jennison. Executive Vice President, The Prudential Insurance Company of America (“PICA”). Executive Vice President, Prudential Financial, Inc.
Charles F. Lowrey

Director, Jennison. Executive Vice President, Prudential Investment Management Services LLC. President, Chairman, Chief Executive Officer and Director, PIM. Chairman, Chief Executive Officer and Manager, Prudential Asset Management Holding Company LLC.

Ronald K. Andrews Gateway Center Three, 100 Mulberry Street Newark, New Jersey 07102	Director, Jennison. Senior Vice President, Prudential Investments LLC (“PI”). Member, Board of Managers, QM.
Mirry M. Hwang	Secretary, Vice President and Chief Legal Officer, Jennison. Assistant Secretary, Prudential Trust Company.
Joseph M. Carrabes	Executive Vice President, Jennison.
Kenneth Moore	Treasurer, Executive Vice President and Chief Financial Officer, Jennison. Chief Financial Officer, Manager and Vice President, QM. Vice President, PIM. Director, Prudential Trust Company.
Stuart S. Parker	Executive Vice President, Jennison. Senior Vice President, PI. Vice President, QM.
Leslie S. Rolison	Executive Vice President, Jennison. Vice President, QM.

*   *   *

          J.P. Morgan Investment Management Inc. (“JPMorgan”) serves as sub-adviser to Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond and Transamerica JPMorgan Mid Cap Value.

          The principal business address of JPMorgan is 245 Park Avenue, New York, NY 10167. JPMorgan is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company

Evelyn V. Guernsey	JPMorgan Investment	Chairperson, President and CEO
President, Director,	Advisors Inc.
Managing Director
George C.W. Gatch	—	—
Director, Managing
Director
Seth P. Bernstein	—	—
Global Head of Fixed
Income, Managing Director
Lawrence M. Unrein	—	—
Director, Managing
Director
Martin R. Porter	—	—
Global Head of
Equities, Managing Director

8

Clive Brown	—	—
Director, Managing
Director
Scott E. Richter	—	—
Secretary
Joseph K. Azelby	—	—
Director, Managing
Director
Paul A. Quinsee	—	—
Director, Managing
Director
John H. Hunt	—	—
Director, Managing
Director
Richard T. Madsen	—	—
Director, Managing
Director
Joseph J. Bertini	—	—
Chief Compliance Officer

*     *     *

          Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, Boston, MA 02111-2611, serves as sub-adviser to Transamerica Loomis Sayles Bond. Robert J. Blanding is Chief Executive Officer; Kevin P. Charleston is Chief Financial Officer; Donald P. Ryan is Vice President and Chief Compliance Officer; and Jean S. Loewenberg is Chief Legal Officer.

          The directors of Loomis’ general partner are: Robert J. Blanding, Kevin P. Charleston, Jean S. Loewenberg, Jaehoon Park, Pierre P. Servant, John T. Hailer, Mark E. Smith, Lauriann C. Kloppenburg, John F. Gallagher, III, Daniel J. Fuss and John R. Gidman. Each director, with the exception of Messrs. Hailer and Servant, is also an Executive Vice President of Loomis.

*     *     *

          Mellon Capital Management Corporation (“BNY Mellon”), a fully owned subsidiary of The Bank of New York Mellon Financial Corporation, One Boston Place, 34th Floor, Boston, MA 02108, serves as sub-adviser to Transamerica BNY Mellon Market Neutral Strategy. Oliver Buckley is Executive Vice President and Head of Active Equity Strategies; Paul Healey is Executive Vice President and Head of Active Equity Operations and Client Service; Gregg Pendergast is Director and Deputy Chief Compliance Officer; Jonathan Calvert, Michael Dunn, Langton Garvin and Mary McDermott-Holland are Directors. Timothy Burke, Caroline Conway, Kristin Crawford, Thomas Dion, David Dirks, Amitabh Dugar, John Manley, Pritha Mitra-Stiff, John Pierce, and Patrick Slattery are Vice Presidents.

*     *     *

          MFS Investment Management (“MFS”), 500 Boylston Street, Boston, Massachusetts 02116, serves as sub-adviser to Transamerica MFS International Equity. The Directors of MFS are Robert C. Pozen, Robert J. Manning, Donald A. Stewart, Thomas A. Bogart, and Kevin Dougherty. Mr. Pozen is Chairman of MFS and Chairman of the Board; Mr. Manning is Chief Executive Officer, Chief Investment Officer, and President; Martin E. Beaulieu is Executive Vice President and Director of Global Distribution; Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria F. Dwyer is Executive Vice President, Chief Regulatory Officer and Chief Compliance Officer; Paul T. Kirwan is Executive Vice President, Chief Financial Officer and Treasurer; Mark N. Polebaum is Executive Vice President, General Counsel and Secretary; David A. Antonelli is Executive Vice President, Chief Investment Officer-Non U.S. and Global Equity Investments and Co-Director of Global Research; Michael W. Roberge is Executive Vice President, Chief Investment Officer-U.S. Investments and Co-Director of Global Research; Elizabeth Petipas is the Assistant Treasurer; Erica Blake, Kimberly M. Collins, Ethan D. Corey, Daniel W. Finegold, Mitchell C. Freestone, Susan S. Newton, Genevieve D. Pluhowski, and Lisa A. Sheeler are Assistant Secretaries; and Timothy Tierney is the Tax Officer.

*     *     *

          Morgan Stanley Investment Management, Inc., doing business as Van Kampen (“Van Kampen”), 522 Fifth Avenue, New York, NY 10036, serves as sub-adviser to Transamerica Van Kampen Emerging Markets Debt, Transamerica Van Kampen Mid-Cap Growth and Transamerica Van Kampen Small Company Growth. The directors and principal officers are listed below.

9

NAME AND POSITION WITH MORGAN STANLEY INVESTMENT MANAGEMENT INC.	OTHER SUBSTANTIAL BUSINESS, PROFESSION, OR VOCATION

Randy Takian Managing Director and President

President and Principal Executive Officer of the Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer of Morgan Stanley Services Company Inc.; Managing Director of Morgan Stanley Investment Advisors Inc.; Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart Managing Director and Director

President; Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director of Van Kampen Advisors Inc. and Van Kampen Asset Management; President of Morgan Stanley Distribution Inc

Amy R. Doberman Managing Director and Secretary	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management
Dennis F. Shea Managing Director and Chief Investment Officer – Global Equity Group	Managing Director and Chief Investment Officer- Global Equity Group of Morgan Stanley Investment Management
Kevin Klingert Managing Director and Chief Operating Officer of the Global Fixed Income Group

Managing Director and Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. Head of Global Liquidity Credit Research of Morgan Stanley Investment Management. Managing Director of Morgan Stanley Investment Advisors Inc.

Carsten Otto Managing Director	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds.
Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Van Kampen Investor Service Inc. and Van Kampen Advisors Inc.
Kenneth Castiglia Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Investment Management

*     *     *

          Morningstar Associates, LLC (“Morningstar”), 22 West Washington Street, Chicago, IL 60602, serves as portfolio construction manager to Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio. The officers are D. Scott Schilling, Chief Compliance Officer and Secretary; Allan B. Johnson, Vice President – Sales and Marketing; and Patrick J. Reinkemeyer, President.

*     *     *

          Neuberger Berman Management, LLC. (“Neuberger”), 605 Third Avenue, New York, New York 10158, serves as sub-adviser to Transamerica Neuberger Berman International. Chamaine Williams is Chief Compliance Officer; Peter E. Sundman is President and Director; Joseph Amato is Director; Robert J. Conti is Sr. Vice President; Maxine L. Gerson is General Counsel and Secretary; Edward S. Grieb is Chief Financial Officer and Treasurer.

*     *     *

10

          OppenheimerFunds (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, New York, New York 10281, serves as sub-adviser to Transamerica Oppenheimer Developing Markets and Transamerica Oppenheimer Small- & Mid-Cap Value. John V. Murphy is Chief Executive Officer; Kurt J. Wolfgruber is President and Chief Investment Officer; Richard Knott and Craig P. Dinsell are Executive Vice Presidents; Robert G. Zack is Executive Vice President and General Counsel; Brian W. Wixted is Sr. Vice President and Treasurer; David M. Pfeffer is Sr. Vice President and Chief Financial Officer; Mark S. Vandehey is Sr. Vice President and Chief Compliance Officer.

*     *     *

          Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to Transamerica PIMCO Total Return and Transamerica PIMCO Real Return TIPS. Officers and Executive Officers of PIMCO are as follows:

Name	Business Unit	Title	Officer Title

Arnold, Tammie J.	Pacific Investment Mgt Co. LLC	Head, Global Retail Distr	Managing Director
Baker, Brian P.	PIMCO Hong Kong	Account Manager	Managing Director
Benz II, William R.	PIMCO Europe Limited	Head of Acct Mgmt-Europe	Managing Director
Bhansali, Vineer	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Cupps, Wendy W.	Pacific Investment Mgt Co. LLC	Head, Product Management	Managing Director
Dawson, Craig A.	Pacific Investment Mgt Co. LLC	Head, Prod Mgmt-Europe	Managing Director
Dialynas, Chris P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
El-Erian, Mohamed A.	Pacific Investment Mgt Co. LLC	Co-CEO Co-CIO	Managing Director
Gross, William H.	Pacific Investment Mgt Co. LLC	Founder, CIO-Sr Port Mgr	Managing Director
Harris, Brent Richard	Pacific Investment Mgt Co. LLC		Managing Director
Hodge, Douglas M.	PIMCO Japan Limited	Director, Asia Pacific	Managing Director
Holden, Brent L.	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt	Managing Director
Isberg, Margaret E.	PIMCO Canada	Head, Canada Bus Dev	Managing Director
Ivascyn, Daniel J.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Jacobs IV, Lew W.	Pacific Investment Mgt Co. LLC	Head of Talent Management	Managing Director
Lown, David C.	Pacific Investment Mgt Co. LLC	Technology & Operations	Managing Director
Mather, Scott A.	Pacific Investment Mgt Co. LLC	Head, PM Global Desk	Managing Director
McCray, Mark V.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
McCulley, Paul A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
McDevitt, Joseph V.	PIMCO Europe Limited	Head, PIMCO Europe	Managing Director
Mewbourne, Curtis A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Muzzy, James Frederic	Pacific Investment Mgt Co. LLC	Founder, Head, Bus Dev US	Managing Director
Otterbein, Thomas J.	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt	Managing Director
Powers, William C.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Ravano, Emanuele	PIMCO Europe Limited	Head Portfolio Mgt London	Managing Director
Schmider, Ernest L.	Pacific Investment Mgt Co. LLC	Head of Funds Admin	Managing Director
Simon, W Scott	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Takano, Makoto	PIMCO Japan Limited	President of PIMCO Japan	Managing Director
Thompson, William S.	Pacific Investment Mgt Co. LLC	Chief Executive Officer	Managing Director
Weil, Richard M.	Pacific Investment Mgt Co. LLC	Chief Operating Officer	Managing Director
Zhu, Changhong	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Burns, Robert Wesley	Pacific Investment Mgt Co. LLC	President of PIMCO Funds	Consulting MD

11

Loftus, John S.	Pacific Investment Mgt Co. LLC		Consulting MD
Amey, Mike	PIMCO Europe Limited	Portfolio Manager	Executive VP
Anderson, Joshua M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Andrews, David S.	Pacific Investment Mgt Co. LLC	Credit Analyst	Executive VP
Asay, Michael R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Balls, Andrew Thomas	Pacific Investment Mgt Co. LLC	Global Strategist	Executive VP
Beaumont, Stephen B.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Bishop, Gregory A.	Pacific Investment Mgt Co. LLC	Financial Inter Group	Executive VP
Blau, Volker	Germany Fixed Income	Head Insurance	Executive VP
Bosomworth, Andrew	Germany Fixed Income	Co-Head Munich Port Mgmt	Executive VP
Bridwell, Jennifer S	Pacific Investment Mgt Co. LLC	Mortgage Product Manager	Executive VP
Brittain, WH Bruce	Pacific Investment Mgt Co. LLC	Structured Product Mgr	Executive VP
Callin, Sabrina C.	Pacific Investment Mgt Co. LLC	StocksPLUS Product Mgr	Executive VP
Clarida, Richard H	Pacific Investment Mgt Co. LLC	Global Strategic Advisor	Executive VP
Conseil, Cyrille R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Cummings, John B.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Dada, Suhail H.	PIMCO Europe Limited	Head, Middle East Bus Dev	Executive VP
De Leon, William G.	Pacific Investment Mgt Co. LLC	EVP, Portfolio Manager	Executive VP
Devlin, Edward	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Fisher III, David N.	Pacific Investment Mgt Co. LLC	Global Product Manager	Executive VP
Flattum, David C.	Pacific Investment Mgt Co. LLC	General Counsel	Executive VP
Foong, Hock Meng	PIMCO Asia Pte Ltd	Acct Mgr / Office Head	Executive VP
Fulford III, Richard F.	PIMCO Europe Limited	Account Manager	Executive VP
Gleason, George Steven	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Gomez, Michael A.	Pacific Investment Mgt Co. LLC	Emerging Market Port Mgr	Executive VP
Greer, Robert J.	Pacific Investment Mgt Co. LLC	Real Return Product Mgr	Executive VP
Hally, Gordon C.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Hardaway, John P.	Pacific Investment Mgt Co. LLC	Mgr, Mut Funds Operations	Executive VP
Harumi, Kazunori	PIMCO Japan Limited	Client Svcs - Pension	Executive VP
Holloway Jr., Dwight F.	PIMCO Europe Limited	Account Manager	Executive VP
Hudoff, Mark T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Kiesel, Mark R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
King, Stephanie Lorraine	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Louanges, Matthieu	Germany Fixed Income	Co-Head Munich Port Mgmt	Executive VP
Masanao, Tomoya	PIMCO Japan Limited	Portfolio Manager	Executive VP
Mead, Robert	PIMCO Australia Pty. Ltd.	Portfolio Manager	Executive VP
Miller, John M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Millimet, Scott A.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Minaki, Haruki	PIMCO Japan Limited	COO & Head Legal, Japan	Executive VP
Monson, Kristen S.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Moore, James F.	Pacific Investment Mgt Co. LLC	Product Mgr, Pension Spec	Executive VP
Ongaro, Douglas J.	Pacific Investment Mgt Co. LLC	Head, Fin Inter Group	Executive VP
Ozeki, Koyo	PIMCO Japan Limited	Hd, Asian Credit Research	Executive VP
Parikh, Saumil H.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Park, Jung	PIMCO Hong Kong	Business Development	Executive VP

12

Paulson, Bradley W.	Pacific Investment Mgt Co. LLC	Head Global Legal/Compl.	Executive VP
Philipp, Elizabeth M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Porterfield, Mark J.	Pacific Investment Mgt Co. LLC	Media & Public Relations	Executive VP
Posch, Brigitte	Pacific Investment Mgt Co. LLC	Portfolio Manager, EM	Executive VP
Rodosky, Stephen A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Roney, Scott L.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Ruthen, Seth R.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Sargent, Jeffrey M.	Pacific Investment Mgt Co. LLC	Head-Ops & IT Munich	Executive VP
Schneider, Jerome M	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Schucking, Ivor E.	Pacific Investment Mgt Co. LLC	Co-Head - Credit Research	Executive VP
Short, Jonathan D.	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev	Executive VP
Stracke, Thibault C.	Pacific Investment Mgt Co. LLC	Co-Head - Credit Research	Executive VP
Strelow, Peter G	Pacific Investment Mgt Co. LLC	Mgr, Mutual Funds Admin	Executive VP
Tarman, Daniel I	Pacific Investment Mgt Co. LLC	Head of Mktg Communctns	Executive VP
Toloui-Tehrani, Ramin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Tournier, Eve Anne Celine	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Tyson, Richard E.	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Executive VP
van Heel, Marc	PIMCO Europe Limited	Head, Bus Dev NLD/BEL	Executive VP
Ward, Jim	Pacific Investment Mgt Co. LLC	Head of Human Resources	Executive VP
Wilson, John F.	PIMCO Australia Pty. Ltd.	Head, Bus Dev Australia	Executive VP
Wilson, Susan L.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Wood, George H.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Worah, Mihir P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Young, David	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Yu, Cheng-Yuan	Pacific Investment Mgt Co. LLC	Financial Engineer	Executive VP
Ahto, Laura A.	PIMCO Europe Limited	Head-Ops, Admin, Euro Funds	Sr. Vice President
Baburek, Daniel	PIMCO Japan Limited	Portfolio Manager	Sr. Vice President
Beck, Lee Davison	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Berndt, Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Blair, David James	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Blomenkamp, Felix	Germany Fixed Income	Head ABS	Sr. Vice President
Bodereau, Philippe	PIMCO Europe Limited	Credit Analyst	Sr. Vice President
Broadwater, Kevin M.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Brown, Erik C.	Pacific Investment Mgt Co. LLC	Tax Manager	Sr. Vice President
Bui, Giang H.	Pacific Investment Mgt Co. LLC	Structured Credit Analyst	Sr. Vice President
Burns, Michael A.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Carnachan, Robert Scott	PIMCO Hong Kong	Asia Ex-Jpn Legal Counsel	Sr. Vice President
Cavalieri, John R.	Pacific Investment Mgt Co. LLC	Product Mgr, Real Return	Sr. Vice President
Colter Jr., Eugene Maynard	Pacific Investment Mgt Co. LLC	Head, Messaging & Content	Sr. Vice President
Cressy, Jonathan B.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Damodaran, Kumaran K	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Darling, James	PIMCO Canada	Account Manager	Sr. Vice President
Dorff, David J.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

13

Dorrian, Peter G.	PIMCO Australia Pty. Ltd.	Head, Remarketing	Sr. Vice President
Durham, Jennifer E.	Pacific Investment Mgt Co. LLC	Chief Compliance Officer	Sr. Vice President
Emons, Ben	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Ferber, Steven Ellis	Pacific Investment Mgt Co. LLC	DC Channel, Business Dev.	Sr. Vice President
Fields, Robert A.	Pacific Investment Mgt Co. LLC	Muni Product Manager	Sr. Vice President
Fisher, Marcellus M.	Pacific Investment Mgt Co. LLC	Manager, Trade Support	Sr. Vice President
Fournier, Joseph A.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Foxall, Julian	PIMCO Australia Pty. Ltd.	Portfolio Manager	Sr. Vice President
Frisch, Ursula T.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Gandolfi, Alessandro	PIMCO Europe Limited	Head, Bus Dev Italy	Sr. Vice President
Garbuzov, Yuri P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Getter, Christopher T.	Pacific Investment Mgt Co. LLC	Product Manager, EM	Sr. Vice President
Giurlani, Gian Luca	PIMCO Europe Limited	European Re-Marketing	Sr. Vice President
Gore, Gregory T.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Grabar, Gregory S.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Griffiths, John Lawrence	PIMCO Europe Limited	Head of Business Dev - UK	Sr. Vice President
Gupta, Sachin	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President
Gupta, Shailesh	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Hasegawa, Tamotsu	PIMCO Japan Limited	Account Manager	Sr. Vice President
Hastings, Arthur J.	Pacific Investment Mgt Co. LLC	Compliance Manager	Sr. Vice President
Hayes, Ray C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Heimann, Ilan	PIMCO Europe Limited	Product Manager	Sr. Vice President
Helsing, Jeffrey	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Hu, Gang	Pacific Investment Mgt Co. LLC	Portfolio Manager, TIPS	Sr. Vice President
Hughes, Mark Alan	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Hyman, Daniel Herbert	Pacific Investment Mgt Co. LLC	Portfolio Mgr, ABS-MBS	Sr. Vice President
Jann, Juergen	Germany Fixed Income	Co-Head Munich Gbl Desk	Sr. Vice President
Katz, Ulrich	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Keck, Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President
King Jr., John Stephen	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Kirkbaumer, Steven P.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Komatsu, Mitsuaki	PIMCO Japan Limited	Head of Compliance	Sr. Vice President
Kressin, Thomas	Germany Fixed Income	Co-Head Munich Gbl Desk	Sr. Vice President
Kuhner, Kevin D.	PIMCO Europe Limited	Co-Head, Euro Remarketing	Sr. Vice President
Lackey, Warren M.	Pacific Investment Mgt Co. LLC	Director, Communications	Sr. Vice President
Larsen, Henrik P.	Pacific Investment Mgt Co. LLC	Mgr Fund Administration	Sr. Vice President
Lehavi, Yanay	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President
Lopez, Rafael A.	PIMCO Japan Limited	Operations Manager	Sr. Vice President
Ludwig, Steven Charles	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Sr. Vice President
Mak, Richard	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Martin, Scott W.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Meggers, Julie Ann	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Meyn, Cynthia Louise	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Sr. Vice President
Miller Jr., Kendall P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Milo, Davida J.	Pacific Investment Mgt Co. LLC	CRM Platform Manager	Sr. Vice President
Mitchell, Gail	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President

14

Mogelof, Eric J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Morena, Robert	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev NY	Sr. Vice President
Mukherji, Raja	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Murata, Alfred T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Nambimadom, Ramakrishnan S.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Nicholls, Steven B.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Nieves, Roger O.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
O’Connell, Gillian	PIMCO Europe Limited	Manager of Operations	Sr. Vice President
Okamura, Shigeki	PIMCO Japan Limited	Account Manager	Sr. Vice President
Okun, Eric Alan	Pacific Investment Mgt Co. LLC	Senior Manager	Sr. Vice President
Ong, Arthur Y.D.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Osses, Guillermo Ariel	Pacific Investment Mgt Co. LLC	Emerging Market Analyst	Sr. Vice President
Pagani, Lorenzo P.	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Perez, Keith	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President
Pimentel, Rudolph	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President
Pittman, David J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Potthof, Axel	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Prasad, Krishna	PIMCO Europe Limited	Portfolio Manager, ABS	Sr. Vice President
Putyatin, Vladyslav	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President
Qu, Wendong	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Reimer, Ronald M.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Reisz, Paul W.	Pacific Investment Mgt Co. LLC	ST/Stable Value Prod Mgr	Sr. Vice President
Repoulis, Yiannis	PELM	Account Manager	Sr. Vice President
Rice, Thomas Edmund	PIMCO Europe Limited	European Legal Counsel	Sr. Vice President
Rollins, Melody	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Romano, Mark A.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Schaus, Stacy Leigh	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Schulist, Stephen O.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Senne, Verena	PELM	L&C Officer	Sr. Vice President
Skobtsov, Ivan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Smith, Kenton Todd	Pacific Investment Mgt Co. LLC	ABS/MBS Analyst	Sr. Vice President
Sonner, Michael	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Spajic, Luke Drago	PIMCO Europe Limited	Head - Pan Euro Credit PM	Sr. Vice President
Spalding, Scott M.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Springer, Jeffrey	PIMCO Australia Pty. Ltd.	Account Manager	Sr. Vice President
Staub, Christian Martin	PIMCO Switzerland LLC	Head, PIMCO Switzerland	Sr. Vice President
Steele, Scott Patrick	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Strauch, Joel Edward	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Tabata, Junji	PIMCO Japan Limited	Legal	Sr. Vice President
Theodore, Kyle J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Thompson, Michael Frazier	PIMCO Europe Limited	Co-Head, Euro Remarketing	Sr. Vice President
Thurston, Powell C.	Pacific Investment Mgt Co. LLC	Structured Product Mgr	Sr. Vice President
Trevithick, Natalie	Pacific Investment Mgt Co. LLC	Invest Grade Corp Trader	Sr. Vice President
Tsubota, Shiro	PIMCO Japan Limited	Client Servicing	Sr. Vice President
Vallarta-Jordal, Maria-Theresa F.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
van Akkeren, Marco	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Sr. Vice President
van Bezooijen, Jeroen Teunis Steven	PIMCO Europe Limited	Product Manager, LDI	Sr. Vice President

15

van Zoelen, Henk Jan	PIMCO Europe Limited	Account Mgr	Sr. Vice President
Viana, David	PIMCO Europe Limited	Int’l Compliance Officer	Sr. Vice President
Wada, Hiromi	PIMCO Japan Limited	Account Manager	Sr. Vice President
Walker, Trent W.	Pacific Investment Mgt Co. LLC	Financial Reporting Mgr	Sr. Vice President
Watchorn, Michael C.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
White, Timothy C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Whitton, Bransby M.	PIMCO Asia Pte Ltd	Account Manager	Sr. Vice President
Wild, Christian	Germany Fixed Income	Credit Research Analyst	Sr. Vice President
Wilner, Mitchell W.	Pacific Investment Mgt Co. LLC	High Yield Trader	Sr. Vice President
Witt, Frank	Germany Fixed Income	Head, Bus Dev DEU/AUT	Sr. Vice President
Yamamoto, Shinichi	PIMCO Japan Limited	Account Manager	Sr. Vice President
Abdikeev, Tamerlan	Germany Fixed Income	Manager, Bus Dev	Vice President
Afrasiabi, Mark Saied	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President
Agredano, Carlos	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Allamanis, Georgios	PIMCO Europe Limited	Account Manager	Vice President
Althof, Michael	Germany Fixed Income	Portfolio Manager	Vice President
Ananthanarayanan, Mangala V	PIMCO Europe Limited	Account Manager	Vice President
Anctil, Stacie D.	Pacific Investment Mgt Co. LLC	Pricing Manager	Vice President
Anochie, Kwame A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Asay, Susan	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Avancini, Joerg	Germany Fixed Income	Portfolio Manager	Vice President
Bal, Gita	PIMCO Europe Limited	Credit Analyst	Vice President
Bansal, Sharad	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Barnes, Donna E.	Pacific Investment Mgt Co. LLC	FINRA Prin & Compl Mgr	Vice President
Benson, Sandra M.	Pacific Investment Mgt Co. LLC	Sr. Corporate Paralegal	Vice President
Ben-Zvi, Kfir Naftali	Pacific Investment Mgt Co. LLC	Portfolio Pricing Analyst	Vice President
Bertolo, Matteo	PIMCO Europe Limited	Account Manager	Vice President
Bierman, Dave H.	Pacific Investment Mgt Co. LLC	Software Developer	Vice President
Blute, Ryan Patrick	PIMCO Europe Limited	Product Manager	Vice President
Boehm, Timo	Germany Fixed Income	Portfolio Manager	Vice President
Bolton, Laurence Edwin	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Boyd, C Robert	Pacific Investment Mgt Co. LLC	Senior Structure Analyst	Vice President
Bradshaw, Myles Emmerson Charles	PIMCO Europe Limited	Portfolio Manager	Vice President
Brenner, Matthew H.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Brons, Jelle	PIMCO Europe Limited	Trading Associate	Vice President
Brune, Christopher P.	Pacific Investment Mgt Co. LLC	Risk Oversight Analyst	Vice President
Burns, Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Byer, Jeffrey Alan	Pacific Investment Mgt Co. LLC	Fund Development	Vice President
Caltagirone, Christopher	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Chen, Wing-Harn	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President
Cheng, Audrey Lee	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Chin, Tracy	PIMCO Australia Pty. Ltd.	Credit Analyst	Vice President
Chipp, William	Pacific Investment Mgt Co. LLC	Global Service Liaison	Vice President
Chopra, Amit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Clark, Raymond Matthew	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Clarke, James Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Cooke, Anthony H.	Pacific Investment Mgt Co. LLC	Software Developer	Vice President
Cornelius, Darryl Paul	PIMCO Europe Limited	Product Specialist	Vice President
Cortes Gonzalez, Ana	PIMCO Europe Limited	Portfolio Manager, ABS	Vice President
Cumby III, William Sylvester	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Vice President
Dahlhoff, Juergen	Germany Fixed Income	Credit Research Analyst	Vice President

16

Danielsen, Birgitte	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
De Bellis, Mary	Pacific Investment Mgt Co. LLC	Dom Trade Asst Supervisor	Vice President
De Lorenzo, Nicola A.	PIMCO Europe Limited	Business Mgt Associate	Vice President
Dilek, Burcin	Germany Fixed Income	Head Trade Support	Vice President
Dombrovsky, Anton	Germany Fixed Income	Product Manager	Vice President
Dorsten, Matthew P.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Dugan, Travis J.	Pacific Investment Mgt Co. LLC	Money Market Specialist	Vice President
Dutta, Manish	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Edler, Vernon	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Edwards, Ben Matthew	PIMCO Europe Limited	Account Manager	Vice President
Eedes, Linda	PIMCO Europe Limited	Account Manager	Vice President
Ellis, Edward L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Eltz, Antoinette	PIMCO Europe Limited	Product Manager	Vice President
England, Jason S.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Estep, Bret W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Evans, Stefanie D.	Pacific Investment Mgt Co. LLC	Sr Mortgage Credit Anlyst	Vice President
Feeny, Martin E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Fejdasz, Melissa A.	Pacific Investment Mgt Co. LLC	Contracts Admin Manager	Vice President
Finkenzeller, Thomas	Germany Fixed Income	Portfolio Manager	Vice President
Forsyth, Andrew C.	PIMCO Canada	Head, Bus Dev Canada	Vice President
Fowler, Ellen	Pacific Investment Mgt Co. LLC	Executive Assistant	Vice President
Froehlich, Frank	PELM	Compliance Officer	Vice President
Furusho, Hiroaki	PIMCO Japan Limited	Account Manager	Vice President
Galli, Leandro Jose	PIMCO Europe Limited	Trading Associate	Vice President
Garnett, Andrew David	PIMCO Europe Limited	Regulatory Compliance Mgr	Vice President
Ghosh, Sharad	PIMCO Asia Pte Ltd	Account Manager	Vice President
Gibson, Thomas C.	Pacific Investment Mgt Co. LLC	AIMR Compl Audit Spec	Vice President
Gingrich, Robert M	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Gould, Linda J	Pacific Investment Mgt Co. LLC	Fee Analyst	Vice President
Grady, Myrrha H.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Graves, Zoya Schoenholtz	Pacific Investment Mgt Co. LLC	Global Strategic Mktg&Ad	Vice President
Griffiths, Stuart Paul	PIMCO Europe Limited	Risk & Compliance Officer	Vice President
Gruben, Kristin Lynn	Pacific Investment Mgt Co. LLC	Compliance Officer	Vice President
Grzesik, Marco	PELM	Head, Bus Dev France	Vice President
Gu, Haidi	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Haaf, Tim	Germany Fixed Income	Portfolio Manager	Vice President
Haeckl, Tanja	Germany Fixed Income	VP, Head Cash Desk	Vice President
Hagmeier, William Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Hauschild, Matthew Richard	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President
Heravi, Kaveh Christian	Pacific Investment Mgt Co. LLC	Technology Manager	Vice President
Herlan, Hans Joerg	Germany Fixed Income	Portfolio Manager	Vice President
Horne, Jonathan Lane	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Hsiang, Hwa-Ming	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Huxhorn, Michael	Germany Fixed Income	Portfolio Manager	Vice President
Ing, Terrence Liu	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President
Johnson, Eric D	Pacific Investment Mgt Co. LLC	Mutual Fund Admin	Vice President
Johnson, Kelly	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Johnson, Nicholas J	Pacific Investment Mgt Co. LLC	Commodity Analyst	Vice President

17

Jones, Jeff	Pacific Investment Mgt Co. LLC	Learning/Ldrshp Dvlpment	Vice President
Jones, Steven L.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Jordan, Daniel V.	Pacific Investment Mgt Co. LLC	Fin Business Analyst	Vice President
Kakuchi, Tadashi	PIMCO Japan Limited	Portfolio Manager	Vice President
Karpov, Natalie	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kavafyan, Constance	PIMCO Europe Limited	Acct Manager	Vice President
Kellerhals, Philipp	Germany Fixed Income	Head Quant Strategies	Vice President
Kelly, Benjamin Marcus	PIMCO Australia Pty. Ltd.	Account Manager	Vice President
Kersman, Alec	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kezelman, Jason M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kirkowski, John Jeffrey	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Kishimoto, Yayoi	PIMCO Japan Limited	Account Manager	Vice President
Kohari, Chisato	PIMCO Japan Limited	Credit Analyst	Vice President
Korinke, Kimberley Grace	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Korinke, Ryan Patrick	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Kuehne, Stefan	Germany Fixed Income	Portfolio Manager	Vice President
Kumar, Mukund	Pacific Investment Mgt Co. LLC	Sr Developer/Fin Engineer	Vice President
LeBrun Jr., Richard R.	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Lee, Alvin Lip Sin	PIMCO Asia Pte Ltd	Mgr, Compliance & Acctg	Vice President
Lee, Robert Ru-Bor	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Leong, Chon-Ian	PIMCO Europe Limited	Alternatives	Vice President
Li, Li	PIMCO Hong Kong	Account Manager	Vice President
Lian, Chia Liang	PIMCO Asia Pte Ltd	EM Portfolio Manager	Vice President
Linder, Astrid	Germany Fixed Income	Product Manager	Vice President
Liwski, Michael V.	Pacific Investment Mgt Co. LLC	Mgr, Client Report & Pres	Vice President
Lofdahl, Christopher F.	Pacific Investment Mgt Co. LLC	Executive Office Team	Vice President
Loh, John J.	Pacific Investment Mgt Co. LLC	Mgr, Risk Operations	Vice President
Long, Hui	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Lopez, Joy Lynn	Pacific Investment Mgt Co. LLC	Tax Manager	Vice President
Loriferne, Matthieu Hubert Felix	PIMCO Europe Limited	Credit Analyst	Vice President
Love, David Bernard	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Lowe, Erika Hayflick	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Mandy, Alain	PIMCO Europe Limited	Mgr, Cust, Acct & Fin Rep	Vice President
Manseau Guerdat, Chantal Marie Helene	PIMCO Canada Mgmt	Account Manager	Vice President
Martel, Rene	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Martini, Nadege	Germany Fixed Income	Portfolio Manager	Vice President
Mayershofer, Veronika	Germany Fixed Income	Portfolio Associate	Vice President
Mazzocchi, Bettina Ester Florette	PIMCO Europe Limited	Re Marketing Account Mgr	Vice President
McCann, Patrick Murphy	Pacific Investment Mgt Co. LLC	Global Operations	Vice President
Merz, Frederic	Germany Fixed Income	Portfolio Manager	Vice President
Metsch, Mark E.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Micali, Carlo	PELM	Account Manager	Vice President
Mierau, Kristion T.	Germany Fixed Income	Portfolio Manager	Vice President
Mieth, Roland	PIMCO Asia Pte Ltd	Portfolio Manager, EM	Vice President
Moeljanto, Lanny H.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Molloy, Carol	PIMCO Australia Pty. Ltd.	Account Manager	Vice President
Morrison, John Edward	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

18

Muehlethaler, Jeffrey Charles	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Mulcahy, Matthew J.	PIMCO Australia Pty. Ltd.	Portfolio Manager	Vice President
Murano, Yuko	PIMCO Japan Limited	HR Manager	Vice President
Nabors, Robin	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President
Nest, Matthew J.	PIMCO Hong Kong	Account Manager	Vice President
Ng, Albert K.	Pacific Investment Mgt Co. LLC	Senior Programmer	Vice President
Nguyen, Tommy D.	PIMCO Europe Limited	Account Manager	Vice President
Nojima, Sachiko	PIMCO Japan Limited	Manager, Operations	Vice President
Norris, John F.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Okuma, Sachiko	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Olazabal, Joshua A	Pacific Investment Mgt Co. LLC	Executive Office Team	Vice President
Oliva, Jennifer Lynn	Pacific Investment Mgt Co. LLC	Manager	Vice President
Osborne, Simon Timothy	Pacific Investment Mgt Co. LLC	Trade Compliance	Vice President
Otterbein, Marie S.	Pacific Investment Mgt Co. LLC	Spvsr Producer Group	Vice President
Perez, Iohan	Pacific Investment Mgt Co. LLC	Portfolio Associate	Vice President
Phillipson, Daniel	PELM	Product Manager	Vice President
Pricer, Jesse L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Qiu, Ying	Pacific Investment Mgt Co. LLC	Portfolio Manager, ABS-MBS	Vice President
Rahari, Pierre-Yves	PIMCO Europe Limited	Manager, Shareholder Svcs	Vice President
Rahman, Lupin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Ratner, Joshua D.	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Reimer, Danelle J.	Pacific Investment Mgt Co. LLC	Trading Floor Manager	Vice President
Riendeau, Kevin	PIMCO Japan Limited	Business Manager	Vice President
Rogers, William A.	Pacific Investment Mgt Co. LLC	Structured Products Serv	Vice President
Ronnie, Stephen	Germany Fixed Income	Portfolio Manager	Vice President
Rowe, Cathy T.	Pacific Investment Mgt Co. LLC	Administrative Port Mgr	Vice President
Rudolph, Lynn	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President
Sakane, Yoshiyuki	PIMCO Japan Limited	Account Manager	Vice President
Salastekar, Deepa A	Pacific Investment Mgt Co. LLC	ABS/MBS Product Manager	Vice President
Scherzinger, Marion	Germany Fixed Income	Credit Research Analyst	Vice President
Schnatterer, Monika	Germany Fixed Income	Portfolio Associate	Vice President
Schuetz, Patricia Ann	PIMCO Europe Limited	Account Manager	Vice President
Schultes, Adrian O.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Schwab, Gerlinde	Germany Fixed Income	Portfolio Manager	Vice President
Schwab, Stephen D.	Pacific Investment Mgt Co. LLC	Head of DC Sales Support	Vice President
Schwetz, Myckola	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Scibisz, Iwona E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Scorah, Ian	PIMCO Europe Limited	Legal Counsel	Vice President
Sejima, Toru	PIMCO Japan Limited	Acct Mgr, Clnt Svcs-Pens	Vice President
Seksaria, Rahul M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Sesay, Therenah	Pacific Investment Mgt Co. LLC	Mgr Account Associate	Vice President
Shaw, Matthew D.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Sheehy, Erica H.	Pacific Investment Mgt Co. LLC	Compliance	Vice President
Shepherd, Julie M.	Pacific Investment Mgt Co. LLC	Manager, AM Support	Vice President
Shiroyama, Taro	PIMCO Japan Limited	Account Manager	Vice President
Somersan-Coqui, Aylin	PELM	Account Manager	Vice President
Soto, Alyssa Michele	Pacific Investment Mgt Co. LLC	Manager	Vice President
Spandri, Tobias	Germany Fixed Income	Portfolio Manager	Vice President
Spicijaric, Jennifer N.	Pacific Investment Mgt Co. LLC	Cash Manager	Vice President
Stack, Candice Elizabeth	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

19

Stauffer, Christina	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Stravato, Richard	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Struc, Alexandru	PIMCO Europe Limited	Portfolio Manager	Vice President
Sun, Hao	PIMCO Hong Kong	Account Manager	Vice President
Suo, Yuanyuan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Suskind, Donald W.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Takeuchi, Ichiro	PIMCO Japan Limited	Account Manager	Vice President
Takizuka, Hikaru	PIMCO Japan Limited	Compliance Manager	Vice President
Tam, Joe	Pacific Investment Mgt Co. LLC	Manager	Vice President
Telish, Christine M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Terry, Michael A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Tersin, Dominique	PIMCO Europe Limited	Trade Assistant	Vice President
Tomlinson, Brian	Germany Fixed Income	Portfolio Manager	Vice President
Traber, Eva-Maria	Germany Fixed Income	Portfolio Associate	Vice President
Tran, Loc Khanh	Pacific Investment Mgt Co. LLC	Sr Database Admin	Vice President
Trovato, Michael J.	PIMCO Europe Limited	Account Mgr., Middle East	Vice President
Tse, Koonnang Colin	PIMCO Europe Limited	Account Manager	Vice President
Tzemach, Yael Gayle	Pacific Investment Mgt Co. LLC	EM Product Manager	Vice President
Van De Zilver, Peter A.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Velasco, Christine Ann	Pacific Investment Mgt Co. LLC	Manager	Vice President
Velicer, Erik A.	PIMCO Europe Limited	Manager	Vice President
von der Linden, Greg	Pacific Investment Mgt Co. LLC	VP Staffing	Vice President
Walenbergh, Mark	PIMCO Europe Limited	Account Manager	Vice President
Walther, Kasten	Germany Fixed Income	Portfolio Manager	Vice President
Warner IV, Hansford B.	Pacific Investment Mgt Co. LLC	Credit Structure Analyst	Vice President
Watford, Charles	PIMCO Europe Limited	Credit Research Analyst	Vice President
Weinberger, Michele Deborah	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Wendler IV, Paul Frederick	Pacific Investment Mgt Co. LLC	Middle Office Manager	Vice President
Wildermuth, Paul T.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Wildforster, Kai	Germany Fixed Income	Portfolio Manager	Vice President
Williams III, Charles A	Pacific Investment Mgt Co. LLC	Office Services & Support	Vice President
Williams, Jason A.	Pacific Investment Mgt Co. LLC	Trader	Vice President
Winters, Kevin Michael	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Wittkop, Andrew T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Wolf, Greggory S.	Pacific Investment Mgt Co. LLC	Shareholder Svcs Manager	Vice President
Wong, Tammy Nguyen	Pacific Investment Mgt Co. LLC	CRM Functional Lead	Vice President
Xu, Jianghua	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Yang, Jing	Pacific Investment Mgt Co. LLC	Structured Credit Assoc	Vice President
Yasnov, Vadim Igorevich	Pacific Investment Mgt Co. LLC	Financial Engr/Developer	Vice President
Yildiz, Sadettin	Germany Fixed Income	Portfolio Manager	Vice President
Yu, Anna W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Yu, Walter	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Zerner, Mary Alice	PIMCO Europe Limited	Head of Mktg Comm	Vice President
Zhang, Ji Sheng	Germany Fixed Income	Portfolio Manager	Vice President
Zheng, Yingying	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

*     *     *

          Schroder Investment Management North America Inc. (“Schroders”), 875 Third Avenue, 22nd Floor, New York, NY 10022- 6225, serves as sub-adviser to Transamerica Schroders International Small Cap. Its officers and directors are: Alan Brown,

20

Director and Chief Investment Officer; Keith Collins, Director and Head of Finance; Stephen M. DeTore, Director and Chief Compliance Officer; Jamie Dorrien-Smith, Director and Chief Executive Officer and Chairman; Mark A. Hemenetz, Director and Chief Operating Officer; Virginie Maisonneuve, Director and Head of EAFE; and Carin F. Muhlbaum, General Counsel and Chief Administrative Officer.

*     *     *

          Third Avenue Management LLC (“Third Avenue”), a Delaware Limited Liability Company located at 622 Third Avenue, New York, New York, 10017, serves as sub-adviser to Transamerica Third Avenue Value. The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, approximately 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining approximately 40% of which is owned by the senior management and certain key employees of the sub-adviser and the adult children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Covanta Corporation; Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.

*     *     *

          Thornburg Investment Management, Inc. (“Thornburg”), 2300 Ridgetop Road, Santa Fe, NM 87506, serves as sub-adviser to Transamerica Thornburg International Value. The officers are Harold G. Thornburg; Chairman, Brian J. McMahon, Chief Executive Officer, President, Chief Investment Officer; Benjamin D. Wiesenfeld, Chief Compliance Officer; and Carolyn M. Dobbs, Secretary and Treasurer.

*     *     *

          Transamerica Investment Management, LLC (“TIM”) 11111 Santa Monica Blvd., Suite 820, Los Angeles, California, 90025, serves as sub-adviser to Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Transamerica Flexible Income, Transamerica Focus, Transamerica Balanced, Transamerica Equity, Transamerica Diversified Equity, Transamerica Short-Term Bond and Transamerica Money Market. The officers are Gary U. Rollé, Chief Executive Officer, Chief Investment Officer and Board Member; David W. Lubchenco, Principal and Managing Director; Bradley C. Slocum, Principal and Managing Director; Travis S. Weimer, Vice President and Chief Financial Officer; Ann Marie Swanson, Vice President, Secretary, and General Counsel and Chief Compliance Officer; Todd M. Bergen, Board Member; John K. Carter, Board Member; Jeffrey A. McCroy, Board Member; and Mark W. Mullin, Board Member.

*     *     *

          UBS Global Asset Management (Americas) Inc. (“UBS”), One North Wacker Drive, Chicago, IL 60606, a Delaware corporation, serves as sub-adviser to Transamerica UBS Large Cap Value. UBS is a registered investment advisor and is an indirect, wholly owned subsidiary of UBS AG. UBS is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of each executive officer and board directors of UBS indicating position(s) held with UBS and other business, profession, vocation or employment of a substantial nature. Additionally, each UBS officer and director holds certain positions within the Americas region of UBS Global Asset Management business group of UBS AG (“UBS Global AM”).

21

Name	Position(s) Held with UBS	Other Substantial Business, Profession, Vocation or Employment

Joseph Allessie	Assistant Secretary	Deputy General Counsel and Executive Director – UBS Global AM
Michael J. Calhoun	Assistant Secretary	Associate General Counsel and Director – UBS Global AM
Mary T. Capasso	Assistant Secretary	Associate General Counsel and Executive Director – UBS Global AM
Trevor Chambers	Assistant Treasurer	Controller and Director – UBS Global AM
Kimberly Guerin	Assistant Treasurer	Financial Control Senior Manager and Director – UBS Global AM
Mark F. Kemper	Secretary and Chief Legal Officer	General Counsel – UBS Global AM
Tammie Lee	Assistant Secretary	Associate General Counsel – UBS Global AM
Barry M. Mandinach	Board Director and Vice President	Chief Marketing Officer and Managing Director – UBS Global AM
Joseph McGill	Chief Compliance Officer	Chief Compliance Officer and Managing Director – UBS Global AM
John Moore	Board Director, Treasurer and Chief Financial Officer	Head of Financial Control and Managing Director – UBS Global AM
Eric Sanders	Assistant Secretary	Associate General Counsel – UBS Global AM
Kai R. Sotorp	Board Director, President and Chief Executive Officer	Head of Americas and Group Management Board Member – UBS Global AM
Keith Weller	Assistant Secretary	Associate General Counsel and Executive Director – UBS Global AM

*     *     *

          Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to Transamerica WMC Emerging Markets. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Item 27 Principal Underwriter

(a)

The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

Robert R. Frederick	(1)	Director, President and Chief Operations Officer	N/A
John T. Mallett	(1)	Director	N/A
Mark W. Mullin	(1)	Director	N/A
Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A
Michael Brandsma	(2)	Executive Vice President and Chief Financial Officer	N/A
David R. Paulsen	(2)	Executive Vice President	N/A
Michael G. Petko	(2)	Executive Vice President	N/A
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer	N/A
Frank A. Camp	(1)	Secretary	N/A
Linda S. Gilmer	(1)	Vice President	N/A
Karen D. Heburn	(4)	Vice President	N/A
Amy J. Boyle	(4)	Assistant Vice President	N/A

22

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

John Fischer	(4)	Assistant Vice President	N/A
Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary
Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A
Kyle A. Keelan	(4)	Assistant Vice President	N/A
Christy Post-Rissin	(4)	Assistant Vice President	N/A
Brenda L. Smith	(4)	Assistant Vice President	N/A
Darin D. Smith	(1)	Assistant Vice President	N/A
Arthur D. Woods	(4)	Assistant Vice President	N/A
Tamara D. Barkdoll	(2)	Assistant Secretary	N/A
Erin K. Burke	(1)	Assistant Secretary	N/A
Jeffrey Eng	(6)	Assistant Secretary	N/A

(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2) 4600 South Syracuse Street, Suite 1100, Denver, CO 80237

(3) 400 West Market Street, Louisville, KY 40237

(4) 570 Carillon Parkway, St. Petersburg, FL 33716-1202

(5) 1111 North Charles Street, Baltimore, MD 21201

(6) 408 St. Peter Street, Suite 230, St. Paul, MN 55102

Item 28 Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.

(b)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29 Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by AllianceBernstein; AUIM; BlackRock; BNY Mellon; Clarion; Federated; First Quadrant; Jennison; JPMorgan; Loomis; MFS; Morningstar; Neuberger; Oppenheimer; PIMCO; Schroders; TAM; TFS; Third Avenue; TIM; Thornburg, UBS; Van Kampen; and Wellington Management, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

Item 30 Undertakings

          Not applicable

23

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 107 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 18th day of December, 2009.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter

John K. Carter
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 107 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	December 18, 2009
Chief Executive Officer
John K. Carter

/s/ Sandra N. Bane	Trustee	December 18, 2009

Sandra N. Bane*

/s/ Leo J. Hill	Trustee	December 18, 2009

Leo J. Hill*

/s/ David W. Jennings	Trustee	December 18, 2009

David W. Jennings*

/s/ Neal M. Jewell	Trustee	December 18, 2009

Neal M. Jewell*

/s/ Russell A. Kimball, Jr.	Trustee	December 18, 2009

Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	December 18, 2009

Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	December 18, 2009

Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	December 18, 2009

Joyce G. Norden*

/s/ Patricia Sawyer	Trustee	December 18, 2009

Patricia Sawyer*

/s/ John W. Waechter	Trustee	December 18, 2009

John W. Waechter*

/s/ Joseph P. Carusone	Vice President, Treasurer and
Principal Financial Officer
Joseph P. Carusone		December 18, 2009

* By:	/s/ Dennis P. Gallagher	December 18, 2009

Dennis P. Gallagher**

** Attorney-in-fact pursuant to powers of attorney previously filed.

24

WASHINGTON, D.C. 20549
SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With
Post-Effective Amendment No. 107 to
Registration Statement on
Form N-1A

Transamerica Funds
Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

All exhibits to be filed by amendment.

25